UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (23.4%)
3M Co. (Miscellaneous Manufacturing)	1,210	$108,126
Abbott Laboratories (Pharmaceuticals)	2,750	170,665
Abercrombie & Fitch Co. - Class A (Retail)	154	7,726
Accenture PLC - Class A (Computers)	1,122	72,874
ACE, Ltd. (Insurance)	594	45,126
Adobe Systems, Inc.* (Software)	858	28,794
Advanced Micro Devices, Inc.* (Semiconductors)	1,034	7,610
Aetna, Inc. (Healthcare - Services)	616	27,129
AFLAC, Inc. (Insurance)	814	36,663
Agilent Technologies, Inc. (Electronics)	616	25,983
AGL Resources, Inc. (Gas)	198	7,807
Air Products & Chemicals, Inc. (Chemicals)	374	31,973
Airgas, Inc. (Chemicals)	110	10,080
Akamai Technologies, Inc.* (Internet)	308	10,041
Alcoa, Inc. (Mining)	1,870	18,195
Allegheny Technologies, Inc. (Iron/Steel)	176	7,557
Allergan, Inc. (Pharmaceuticals)	528	50,688
Allstate Corp. (Insurance)	880	29,330
Alpha Natural Resources, Inc.* (Coal)	374	6,033
Altera Corp. (Semiconductors)	572	20,346
Altria Group, Inc. (Agriculture)	3,564	114,796
Amazon.com, Inc.* (Internet)	638	147,952
Ameren Corp. (Electric)	418	13,706
American Electric Power, Inc. (Electric)	836	32,470
American Express Co. (Diversified Financial Services)	1,782	107,294
American International Group, Inc.* (Insurance)	946	32,192
American Tower Corp. (REIT)	682	44,726
Ameriprise Financial, Inc. (Diversified Financial Services)	396	21,467
AmerisourceBergen Corp. (Pharmaceuticals)	440	16,372
Amgen, Inc. (Biotechnology)	1,386	98,558
Amphenol Corp. - Class A (Electronics)	286	16,628
Anadarko Petroleum Corp. (Oil & Gas)	880	64,425
Analog Devices, Inc. (Semiconductors)	528	20,581
Aon PLC (Insurance)	572	29,630
Apache Corp. (Oil & Gas)	660	63,320
Apartment Investment and Management Co. - Class A (REIT)	220	5,973
Apollo Group, Inc. - Class A* (Commercial Services)	198	6,974
Apple Computer, Inc.* (Computers)	1,628	951,143
Applied Materials, Inc. (Semiconductors)	2,244	26,906
Archer-Daniels-Midland Co. (Agriculture)	1,144	35,270
Assurant, Inc. (Insurance)	154	6,212
AT&T, Inc. (Telecommunications)	10,340	340,289
Autodesk, Inc.* (Software)	396	15,591
Automatic Data Processing, Inc. (Commercial Services)	858	47,722
AutoNation, Inc.* (Retail)	88	3,043
AutoZone, Inc.* (Retail)	44	17,431
AvalonBay Communities, Inc. (REIT)	176	25,590
Avery Dennison Corp. (Household Products/Wares)	176	5,628
Avon Products, Inc. (Cosmetics/Personal Care)	748	16,157
Baker Hughes, Inc. (Oil & Gas Services)	770	33,965
Ball Corp. (Packaging & Containers)	264	11,025
Bank of America Corp. (Banks)	18,744	152,014
Bank of New York Mellon Corp. (Banks)	2,112	49,949
Bard (C.R.), Inc. (Healthcare - Products)	154	15,240
Baxter International, Inc. (Healthcare - Products)	968	53,637
BB&T Corp. (Banks)	1,210	38,768
Beam, Inc. (Beverages)	264	14,990
Becton, Dickinson & Co. (Healthcare - Products)	374	29,340
Bed Bath & Beyond, Inc.* (Retail)	418	29,423
Bemis Co., Inc. (Packaging & Containers)	176	5,701
Berkshire Hathaway, Inc. - Class B* (Insurance)	3,080	247,786
Best Buy Co., Inc. (Retail)	506	11,167
Big Lots, Inc.* (Retail)	110	4,030
Biogen Idec, Inc.* (Biotechnology)	418	56,016
BlackRock, Inc. (Diversified Financial Services)	176	33,718
BMC Software, Inc.* (Software)	286	11,800
Boeing Co. (Aerospace/Defense)	1,298	99,686
BorgWarner, Inc.* (Auto Parts & Equipment)	198	15,650
Boston Properties, Inc. (REIT)	264	28,578
Boston Scientific Corp.* (Healthcare - Products)	2,530	15,838
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,948	98,375
Broadcom Corp. - Class A (Semiconductors)	858	31,403
Brown-Forman Corp. (Beverages)	176	15,198
C.H. Robinson Worldwide, Inc. (Transportation)	286	17,086
CA, Inc. (Software)	638	16,856
Cablevision Systems Corp. NY - Class A (Media)	374	5,543
Cabot Oil & Gas Corp. (Oil & Gas)	374	13,142
Cameron International Corp.* (Oil & Gas Services)	440	22,550
Campbell Soup Co. (Food)	308	10,420
Capital One Financial Corp. (Banks)	968	53,705
Cardinal Health, Inc. (Pharmaceuticals)	594	25,108
CareFusion Corp.* (Healthcare - Products)	396	10,260
CarMax, Inc.* (Retail)	396	12,225
Carnival Corp. - Class A (Leisure Time)	792	25,732

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	1,122	$115,308
CBRE Group, Inc. - Class A* (Real Estate)	572	10,759
CBS Corp. - Class B (Media)	1,144	38,152
Celgene Corp.* (Biotechnology)	770	56,148
CenterPoint Energy, Inc. (Gas)	748	15,117
CenturyLink, Inc. (Telecommunications)	1,078	41,568
Cerner Corp.* (Software)	264	21,408
CF Industries Holdings, Inc. (Chemicals)	110	21,237
Chesapeake Energy Corp. (Oil & Gas)	1,166	21,501
Chevron Corp. (Oil & Gas)	3,454	368,058
Chipotle Mexican Grill, Inc.* (Retail)	44	18,223
CIGNA Corp. (Healthcare - Services)	506	23,392
Cincinnati Financial Corp. (Insurance)	286	10,187
Cintas Corp. (Textiles)	198	7,756
Cisco Systems, Inc. (Telecommunications)	9,394	189,289
Citigroup, Inc. (Banks)	5,104	168,636
Citrix Systems, Inc.* (Software)	330	28,251
Cliffs Natural Resources, Inc. (Iron/Steel)	242	15,067
Clorox Co. (Household Products/Wares)	220	15,422
CME Group, Inc. (Diversified Financial Services)	110	29,240
CMS Energy Corp. (Electric)	440	10,116
Coach, Inc. (Apparel)	506	37,019
Coca-Cola Co. (Beverages)	3,960	302,227
Coca-Cola Enterprises, Inc. (Beverages)	528	15,903
Cognizant Technology Solutions Corp.* (Computers)	528	38,713
Colgate-Palmolive Co. (Cosmetics/Personal Care)	836	82,714
Comcast Corp. - Class A (Media)	4,708	142,794
Comerica, Inc. (Banks)	352	11,271
Computer Sciences Corp. (Computers)	264	7,408
ConAgra Foods, Inc. (Food)	726	18,745
ConocoPhillips (Oil & Gas)	2,244	160,738
CONSOL Energy, Inc. (Coal)	396	13,163
Consolidated Edison, Inc. (Electric)	506	30,082
Constellation Brands, Inc.* (Beverages)	308	6,653
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	286	17,895
Corning, Inc. (Telecommunications)	2,662	38,200
Costco Wholesale Corp. (Retail)	770	67,891
Coventry Health Care, Inc. (Healthcare - Services)	242	7,258
Covidien PLC (Healthcare - Products)	836	46,172
Crown Castle International Corp.* (Telecommunications)	440	24,908
CSX Corp. (Transportation)	1,826	40,738
Cummins, Inc. (Machinery - Diversified)	330	38,224
CVS Caremark Corp. (Retail)	2,266	101,109
D.R. Horton, Inc. (Home Builders)	484	7,913
Danaher Corp. (Miscellaneous Manufacturing)	990	53,678
Darden Restaurants, Inc. (Retail)	220	11,018
DaVita, Inc.* (Healthcare - Services)	154	13,641
Dean Foods Co.* (Food)	330	4,052
Deere & Co. (Machinery - Diversified)	704	57,981
Dell, Inc.* (Computers)	2,662	43,577
Denbury Resources, Inc.* (Oil & Gas)	682	12,985
DENTSPLY International, Inc. (Healthcare - Products)	242	9,937
Devon Energy Corp. (Oil & Gas)	704	49,174
DeVry, Inc. (Commercial Services)	110	3,537
Diamond Offshore Drilling, Inc. (Oil & Gas)	132	9,049
DIRECTV - Class A* (Media)	1,188	58,533
Discover Financial Services (Diversified Financial Services)	924	31,324
Discovery Communications, Inc. - Class A* (Media)	462	25,142
Dollar Tree, Inc.* (Retail)	198	20,129
Dominion Resources, Inc. (Electric)	990	51,668
Dover Corp. (Miscellaneous Manufacturing)	330	20,678
Dr. Pepper Snapple Group, Inc. (Beverages)	374	15,177
DTE Energy Co. (Electric)	286	16,125
Duke Energy Corp. (Electric)	2,332	49,975
Dun & Bradstreet Corp. (Software)	88	6,845
E*TRADE Financial Corp.* (Diversified Financial Services)	440	4,677
E.I. du Pont de Nemours & Co. (Chemicals)	1,628	87,033
Eastman Chemical Co. (Chemicals)	242	13,061
Eaton Corp. (Miscellaneous Manufacturing)	594	28,619
eBay, Inc.* (Internet)	2,002	82,182
Ecolab, Inc. (Chemicals)	506	32,227
Edison International (Electric)	572	25,174
Edwards Lifesciences Corp.* (Healthcare - Products)	198	16,428
El Paso Corp. (Pipelines)	1,342	39,817
Electronic Arts, Inc.* (Software)	572	8,797
Eli Lilly & Co. (Pharmaceuticals)	1,782	73,757
EMC Corp.* (Computers)	3,586	101,161
Emerson Electric Co. (Electrical Components & Equipment)	1,276	67,041
Entergy Corp. (Electric)	308	20,192
EOG Resources, Inc. (Oil & Gas)	462	50,732
EQT Corp. (Oil & Gas)	264	13,150
Equifax, Inc. (Commercial Services)	220	10,080
Equity Residential (REIT)	528	32,440
Exelon Corp. (Electric)	1,496	58,359
Expedia, Inc. (Internet)	176	7,503
Expeditors International of Washington, Inc. (Transportation)	374	14,960
Express Scripts Holding Co.* (Pharmaceuticals)	1,364	76,098
Exxon Mobil Corp. (Oil & Gas)	8,228	710,406
F5 Networks, Inc.* (Internet)	132	17,679
Family Dollar Stores, Inc. (Retail)	198	13,375
Fastenal Co. (Distribution/Wholesale)	506	23,691
Federated Investors, Inc. - Class B (Diversified Financial Services)	154	3,400

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FedEx Corp. (Transportation)	550	$48,532
Fidelity National Information Services, Inc. (Software)	418	14,074
Fifth Third Bancorp (Banks)	1,606	22,853
First Horizon National Corp. (Banks)	440	4,043
First Solar, Inc.* (Energy - Alternate Sources)	110	2,024
FirstEnergy Corp. (Electric)	726	33,991
Fiserv, Inc.* (Software)	242	17,010
FLIR Systems, Inc. (Electronics)	264	5,929
Flowserve Corp. (Machinery - Diversified)	88	10,114
Fluor Corp. (Engineering & Construction)	286	16,516
FMC Corp. (Chemicals)	132	14,579
FMC Technologies, Inc.* (Oil & Gas Services)	418	19,646
Ford Motor Co. (Auto Manufacturers)	6,644	74,944
Forest Laboratories, Inc.* (Pharmaceuticals)	462	16,091
Fossil, Inc.* (Distribution/Wholesale)	88	11,499
Franklin Resources, Inc. (Diversified Financial Services)	242	30,373
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,650	63,195
Frontier Communications Corp. (Telecommunications)	1,738	7,022
GameStop Corp. - Class A (Retail)	242	5,508
Gannett Co., Inc. (Media)	418	5,777
General Dynamics Corp. (Aerospace/Defense)	616	41,580
General Electric Co. (Miscellaneous Manufacturing)	18,480	361,838
General Mills, Inc. (Food)	1,122	43,635
Genuine Parts Co. (Distribution/Wholesale)	264	17,102
Genworth Financial, Inc. - Class A* (Insurance)	858	5,157
Gilead Sciences, Inc.* (Biotechnology)	1,320	68,653
Goodrich Corp. (Aerospace/Defense)	220	27,601
Google, Inc. - Class A* (Internet)	440	266,301
H & R Block, Inc. (Commercial Services)	506	7,438
Halliburton Co. (Oil & Gas Services)	1,606	54,957
Harley-Davidson, Inc. (Leisure Time)	396	20,723
Harman International Industries, Inc. (Home Furnishings)	132	6,545
Harris Corp. (Telecommunications)	198	9,017
Hartford Financial Services Group, Inc. (Insurance)	770	15,823
Hasbro, Inc. (Toys/Games/Hobbies)	198	7,275
HCP, Inc. (REIT)	704	29,181
Health Care REIT, Inc. (REIT)	374	21,191
Heinz (H.J.) Co. (Food)	550	29,320
Helmerich & Payne, Inc. (Oil & Gas)	198	10,175
Hess Corp. (Oil & Gas)	528	27,530
Hewlett-Packard Co. (Computers)	3,454	85,521
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,364	82,740
Hormel Foods Corp. (Food)	242	7,033
Hospira, Inc.* (Healthcare - Products)	286	10,044
Host Hotels & Resorts, Inc. (REIT)	1,232	20,500
Hudson City Bancorp, Inc. (Savings & Loans)	924	6,523
Humana, Inc. (Healthcare - Services)	286	23,074
Huntington Bancshares, Inc. (Banks)	1,518	10,155
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	836	47,970
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	528	22,451
Integrys Energy Group, Inc. (Electric)	132	7,212
Intel Corp. (Semiconductors)	8,712	247,421
IntercontinentalExchange, Inc.* (Diversified Financial Services)	132	17,561
International Business Machines Corp. (Computers)	2,024	419,130
International Flavors & Fragrances, Inc. (Chemicals)	132	7,948
International Game Technology (Entertainment)	528	8,226
International Paper Co. (Forest Products & Paper)	770	25,649
Intuit, Inc. (Software)	506	29,333
Intuitive Surgical, Inc.* (Healthcare - Products)	66	38,161
Invesco, Ltd. (Diversified Financial Services)	770	19,127
Iron Mountain, Inc. (Commercial Services)	308	9,354
J.C. Penney Co., Inc. (Retail)	242	8,727
J.P. Morgan Chase & Co. (Banks)	6,666	286,505
Jabil Circuit, Inc. (Electronics)	330	7,739
Jacobs Engineering Group, Inc.* (Engineering & Construction)	220	9,643
JDS Uniphase Corp.* (Telecommunications)	396	4,811
Johnson & Johnson (Healthcare - Products)	4,796	312,172
Johnson Controls, Inc. (Auto Parts & Equipment)	1,188	37,980
Joy Global, Inc. (Machinery - Construction & Mining)	176	12,456
Juniper Networks, Inc.* (Telecommunications)	924	19,801
Kellogg Co. (Food)	440	22,251
KeyCorp (Banks)	1,672	13,443
Kimberly-Clark Corp. (Household Products/Wares)	682	53,517
Kimco Realty Corp. (REIT)	704	13,665
KLA -Tencor Corp. (Semiconductors)	286	14,915
Kohls Corp. (Retail)	440	22,057
Kraft Foods, Inc. (Food)	3,080	122,800
Kroger Co. (Food)	1,012	23,549
L-3 Communications Holdings, Inc. (Aerospace/Defense)	176	12,943
Laboratory Corp. of America Holdings* (Healthcare - Services)	176	15,469
Legg Mason, Inc. (Diversified Financial Services)	220	5,735
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	242	5,268
Lennar Corp. - Class A (Home Builders)	286	7,934
Leucadia National Corp. (Holding Companies - Diversified)	352	8,751

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A (Computers)	132	$3,973
Life Technologies Corp.* (Biotechnology)	308	14,279
Lincoln National Corp. (Insurance)	506	12,534
Linear Technology Corp. (Semiconductors)	396	12,953
Lockheed Martin Corp. (Aerospace/Defense)	462	41,829
Loews Corp. (Insurance)	528	21,717
Lorillard, Inc. (Agriculture)	220	29,764
Lowe’s Cos., Inc. (Retail)	2,156	67,849
LSI Logic Corp.* (Semiconductors)	990	7,960
M&T Bank Corp. (Banks)	220	18,979
Macy’s, Inc. (Retail)	726	29,781
Marathon Oil Corp. (Oil & Gas)	1,232	36,147
Marathon Petroleum Corp. (Oil & Gas)	616	25,632
Marriott International, Inc. - Class A (Lodging)	463	18,083
Marsh & McLennan Cos., Inc. (Insurance)	946	31,644
Masco Corp. (Building Materials)	616	8,119
MasterCard, Inc. - Class A (Commercial Services)	176	79,600
Mattel, Inc. (Toys/Games/Hobbies)	594	19,958
McCormick & Co., Inc. (Food)	242	13,530
McDonald’s Corp. (Retail)	1,782	173,656
McGraw-Hill Cos., Inc. (Media)	484	23,798
McKesson Corp. (Pharmaceuticals)	440	40,220
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	352	30,117
MeadWestvaco Corp. (Forest Products & Paper)	308	9,801
Medtronic, Inc. (Healthcare - Products)	1,826	69,753
Merck & Co., Inc. (Pharmaceuticals)	5,324	208,914
MetLife, Inc. (Insurance)	1,848	66,583
MetroPCS Communications, Inc.* (Telecommunications)	506	3,694
Microchip Technology, Inc. (Semiconductors)	330	11,662
Micron Technology, Inc.* (Semiconductors)	1,716	11,308
Microsoft Corp. (Software)	13,046	417,733
Molex, Inc. (Electrical Components & Equipment)	242	6,677
Molson Coors Brewing Co. - Class B (Beverages)	264	10,977
Monsanto Co. (Chemicals)	924	70,390
Moody’s Corp. (Commercial Services)	352	14,414
Morgan Stanley Dean Witter & Co. (Banks)	2,662	45,999
Motorola Mobility Holdings, Inc.* (Telecommunications)	462	17,935
Motorola Solutions, Inc. (Telecommunications)	506	25,821
Murphy Oil Corp. (Oil & Gas)	330	18,140
Mylan Laboratories, Inc.* (Pharmaceuticals)	748	16,239
Nabors Industries, Ltd.* (Oil & Gas)	506	8,425
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	220	5,405
National Oilwell Varco, Inc. (Oil & Gas Services)	748	56,668
NetApp, Inc.* (Computers)	638	24,774
Netflix, Inc.* (Internet)	88	7,052
Newell Rubbermaid, Inc. (Housewares)	506	9,209
Newfield Exploration Co.* (Oil & Gas)	242	8,688
Newmont Mining Corp. (Mining)	858	40,884
News Corp. - Class A (Media)	3,762	73,735
NextEra Energy, Inc. (Electric)	726	46,718
NIKE, Inc. - Class B (Apparel)	638	71,373
NiSource, Inc. (Gas)	484	11,931
Noble Corp. (Oil & Gas)	440	16,746
Noble Energy, Inc. (Oil & Gas)	308	30,591
Nordstrom, Inc. (Retail)	286	15,976
Norfolk Southern Corp. (Transportation)	572	41,716
Northeast Utilities System (Electric)	550	20,223
Northern Trust Corp. (Banks)	418	19,893
Northrop Grumman Corp. (Aerospace/Defense)	440	27,843
Novellus Systems, Inc.* (Semiconductors)	132	6,171
NRG Energy, Inc.* (Electric)	396	6,732
Nucor Corp. (Iron/Steel)	550	21,565
NVIDIA Corp.* (Semiconductors)	1,056	13,728
NYSE Euronext (Diversified Financial Services)	440	11,330
O’Reilly Automotive, Inc.* (Retail)	220	23,201
Occidental Petroleum Corp. (Oil & Gas)	1,408	128,438
Omnicom Group, Inc. (Advertising)	484	24,834
ONEOK, Inc. (Pipelines)	176	15,117
Oracle Corp. (Software)	6,842	201,086
Owens-Illinois, Inc.* (Packaging & Containers)	286	6,650
PACCAR, Inc. (Auto Manufacturers)	616	26,463
Pall Corp. (Miscellaneous Manufacturing)	198	11,803
Parker Hannifin Corp. (Miscellaneous Manufacturing)	264	23,150
Patterson Cos., Inc. (Healthcare - Products)	154	5,250
Paychex, Inc. (Commercial Services)	572	17,721
Peabody Energy Corp. (Coal)	484	15,057
People’s United Financial, Inc. (Savings & Loans)	616	7,601
Pepco Holdings, Inc. (Electric)	396	7,492
PepsiCo, Inc. (Beverages)	2,750	181,500
PerkinElmer, Inc. (Electronics)	198	5,465
Perrigo Co. (Pharmaceuticals)	154	16,155
Pfizer, Inc. (Pharmaceuticals)	13,156	301,667
PG&E Corp. (Electric)	726	32,075
Philip Morris International, Inc. (Agriculture)	3,014	269,783
Pinnacle West Capital Corp. (Electric)	198	9,573
Pioneer Natural Resources Co. (Oil & Gas)	220	25,480
Pitney Bowes, Inc. (Office/Business Equipment)	352	6,030
Plum Creek Timber Co., Inc. (Forest Products & Paper)	286	12,023

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	924	$61,280
PPG Industries, Inc. (Chemicals)	264	27,783
PPL Corp. (Electric)	1,012	27,678
Praxair, Inc. (Chemicals)	528	61,090
Precision Castparts Corp. (Metal Fabricate/Hardware)	264	46,562
Priceline.com, Inc.* (Internet)	88	66,952
Principal Financial Group, Inc. (Insurance)	528	14,610
Procter & Gamble Co. (Cosmetics/Personal Care)	4,818	306,618
Progress Energy, Inc. (Electric)	506	26,929
Progressive Corp. (Insurance)	1,078	22,961
Prologis, Inc. (REIT)	792	28,338
Prudential Financial, Inc. (Insurance)	814	49,280
Public Service Enterprise Group, Inc. (Electric)	880	27,412
Public Storage, Inc. (REIT)	242	34,669
PulteGroup, Inc.* (Home Builders)	594	5,845
QEP Resources, Inc. (Oil & Gas)	308	9,489
Qualcomm, Inc. (Telecommunications)	2,948	188,200
Quanta Services, Inc.* (Commercial Services)	374	8,273
Quest Diagnostics, Inc. (Healthcare - Services)	286	16,499
R.R. Donnelley & Sons Co. (Commercial Services)	308	3,853
Ralph Lauren Corp. (Apparel)	110	18,950
Range Resources Corp. (Oil & Gas)	286	19,065
Raytheon Co. (Aerospace/Defense)	594	32,159
Red Hat, Inc.* (Software)	330	19,671
Regions Financial Corp. (Banks)	2,464	16,607
Republic Services, Inc. (Environmental Control)	550	15,054
Reynolds American, Inc. (Agriculture)	594	24,253
Robert Half International, Inc. (Commercial Services)	242	7,212
Rockwell Automation, Inc. (Machinery - Diversified)	242	18,716
Rockwell Collins, Inc. (Aerospace/Defense)	264	14,755
Roper Industries, Inc. (Machinery - Diversified)	176	17,934
Ross Stores, Inc. (Retail)	396	24,390
Rowan Cos., Inc.* (Oil & Gas)	220	7,597
Ryder System, Inc. (Transportation)	88	4,287
Safeway, Inc. (Food)	462	9,392
SAIC, Inc. (Commercial Services)	484	5,885
Salesforce.com, Inc.* (Software)	242	37,687
SanDisk Corp.* (Computers)	418	15,470
Sara Lee Corp. (Food)	1,034	22,789
SCANA Corp. (Electric)	198	9,132
Schlumberger, Ltd. (Oil & Gas Services)	2,332	172,894
Scripps Networks Interactive - Class A (Media)	176	8,839
Sealed Air Corp. (Packaging & Containers)	330	6,329
Sears Holdings Corp.* (Retail)	66	3,549
Sempra Energy (Gas)	418	27,061
Sherwin-Williams Co. (Chemicals)	154	18,523
Sigma-Aldrich Corp. (Chemicals)	220	15,598
Simon Property Group, Inc. (REIT)	528	82,157
SLM Corp. (Diversified Financial Services)	880	13,050
Snap-on, Inc. (Hand/Machine Tools)	110	6,879
Southern Co. (Electric)	1,518	69,737
Southwest Airlines Co. (Airlines)	1,342	11,112
Southwestern Energy Co.* (Oil & Gas)	616	19,453
Spectra Energy Corp. (Pipelines)	1,144	35,167
Sprint Nextel Corp.* (Telecommunications)	5,236	12,985
St. Jude Medical, Inc. (Healthcare - Products)	550	21,296
Stanley Black & Decker, Inc. (Hand/Machine Tools)	286	20,924
Staples, Inc. (Retail)	1,210	18,634
Starbucks Corp. (Retail)	1,320	75,742
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	352	20,838
State Street Corp. (Banks)	858	39,657
Stericycle, Inc.* (Environmental Control)	154	13,336
Stryker Corp. (Healthcare - Products)	572	31,214
Sunoco, Inc. (Oil & Gas)	176	8,675
SunTrust Banks, Inc. (Banks)	924	22,435
Symantec Corp.* (Internet)	1,276	21,080
Sysco Corp. (Food)	1,012	29,247
T. Rowe Price Group, Inc. (Diversified Financial Services)	440	27,771
Target Corp. (Retail)	1,166	67,558
TE Connectivity, Ltd. (Electronics)	748	27,272
TECO Energy, Inc. (Electric)	374	6,739
Tenet Healthcare Corp.* (Healthcare - Services)	726	3,768
Teradata Corp.* (Computers)	286	19,957
Teradyne, Inc.* (Semiconductors)	330	5,679
Tesoro Petroleum Corp.* (Oil & Gas)	242	5,627
Texas Instruments, Inc. (Semiconductors)	2,002	63,944
Textron, Inc. (Miscellaneous Manufacturing)	484	12,894
The AES Corp.* (Electric)	1,122	14,047
The Charles Schwab Corp. (Diversified Financial Services)	1,892	27,056
The Chubb Corp. (Insurance)	484	35,366
The Dow Chemical Co. (Chemicals)	2,068	70,064
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	396	25,879
The Gap, Inc. (Retail)	572	16,302
The Goldman Sachs Group, Inc. (Banks)	858	98,799
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	418	4,590
The Hershey Co. (Food)	264	17,691
The Home Depot, Inc. (Retail)	2,684	139,004
The Interpublic Group of Cos., Inc. (Advertising)	770	9,094
The JM Smucker Co. - Class A (Food)	198	15,767
The Limited, Inc. (Retail)	440	21,868
The Mosaic Co. (Chemicals)	528	27,889
The Travelers Cos., Inc. (Insurance)	682	43,866
The Williams Cos., Inc. (Pipelines)	1,034	35,187

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Thermo Fisher Scientific, Inc. (Electronics)	638		$35,505
Tiffany & Co. (Retail)	220		15,061
Time Warner Cable, Inc. (Media)	550		44,247
Time Warner, Inc. (Media)	1,694		63,457
Titanium Metals Corp. (Mining)	154		2,275
TJX Cos., Inc. (Retail)	1,320		55,057
Torchmark Corp. (Insurance)	176		8,573
Total System Services, Inc. (Commercial Services)	286		6,727
TripAdvisor, Inc.* (Internet)	176		6,602
Tyco International, Ltd. (Miscellaneous Manufacturing)	814		45,690
Tyson Foods, Inc. - Class A (Food)	506		9,235
U.S. Bancorp (Banks)	3,344		107,576
Union Pacific Corp. (Transportation)	836		94,000
United Parcel Service, Inc. - Class B (Transportation)	1,672		130,650
United States Steel Corp. (Iron/Steel)	242		6,856
United Technologies Corp. (Aerospace/Defense)	1,584		129,318
UnitedHealth Group, Inc. (Healthcare - Services)	1,826		102,530
UnumProvident Corp. (Insurance)	506		12,012
Urban Outfitters, Inc.* (Retail)	198		5,734
V.F. Corp. (Apparel)	154		23,416
Valero Energy Corp. (Oil & Gas)	968		23,910
Varian Medical Systems, Inc.* (Healthcare - Products)	198		12,557
Ventas, Inc. (REIT)	506		29,748
VeriSign, Inc. (Internet)	286		11,757
Verizon Communications, Inc. (Telecommunications)	4,950		199,881
Viacom, Inc. - Class B (Media)	946		43,885
Visa, Inc. - Class A (Commercial Services)	858		105,517
Vornado Realty Trust (REIT)	330		28,327
Vulcan Materials Co. (Mining)	220		9,418
W.W. Grainger, Inc. (Distribution/Wholesale)	110		22,860
Wal-Mart Stores, Inc. (Retail)	3,058		180,147
Walgreen Co. (Retail)	1,518		53,221
Walt Disney Co. (Media)	3,124		134,676
Washington Post Co. - Class B (Media)	22		8,320
Waste Management, Inc. (Environmental Control)	814		27,839
Waters Corp.* (Electronics)	154		12,953
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	220		16,579
WellPoint, Inc. (Healthcare - Services)	594		40,285
Wells Fargo & Co. (Banks)	9,196		307,422
Western Digital Corp.* (Computers)	418		16,223
Western Union Co. (Commercial Services)	1,078		19,814
Weyerhaeuser Co. (REIT)	946		19,261
Whirlpool Corp. (Home Furnishings)	132		8,451
Whole Foods Market, Inc. (Food)	286		23,758
Windstream Corp. (Telecommunications)	1,034		11,622
Wisconsin Energy Corp. (Electric)	396		14,589
WPX Energy, Inc.* (Oil & Gas)	352		6,185
Wyndham Worldwide Corp. (Lodging)	264		13,290
Wynn Resorts, Ltd. (Lodging)	132		17,609
Xcel Energy, Inc. (Electric)	858		23,217
Xerox Corp. (Office/Business Equipment)	2,332		18,143
Xilinx, Inc. (Semiconductors)	462		16,808
XL Group PLC (Insurance)	550		11,831
Xylem, Inc. (Machinery - Diversified)	330		9,200
Yahoo!, Inc.* (Internet)	2,112		32,820
YUM! Brands, Inc. (Retail)	814		59,202
Zimmer Holdings, Inc. (Healthcare - Products)	308		19,382
Zions Bancorp (Banks)	330		6,729

TOTAL COMMON STOCKS (Cost $13,323,447)			22,054,103

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	—	(a)	3

TOTAL RIGHTS/WARRANTS (Cost $4)			3

	Principal Amount	Value
Repurchase Agreements(b)(c) (75.2%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $71,169,265	$71,169,000	$71,169,000

TOTAL REPURCHASE AGREEMENTS (Cost $71,169,000)		71,169,000

TOTAL INVESTMENT SECURITIES (Cost $84,492,451) — 98.6%		93,223,106
Net other assets (liabilities) — 1.4%		1,366,817

NET ASSETS — 100.0%		$94,589,923

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $8,706,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $15,323,000)	220	$380,090

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$23,964,034	$(93,548)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	33,203,647	(129,477)
		$(223,025)

Bull ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$33,928	NM
Aerospace/Defense	427,714	0.5%
Agriculture	473,866	0.5%
Airlines	11,112	NM
Apparel	150,758	0.2%
Auto Manufacturers	101,407	0.1%
Auto Parts & Equipment	58,220	0.1%
Banks	1,556,718	1.7%
Beverages	562,625	0.6%
Biotechnology	293,654	0.3%
Building Materials	8,119	NM
Chemicals	509,475	0.5%
Coal	34,253	NM
Commercial Services	354,121	0.4%
Computers	1,799,924	2.0%
Cosmetics/Personal Care	431,368	0.5%
Distribution/Wholesale	75,152	0.1%
Diversified Financial Services	388,528	0.4%
Electric	691,363	0.7%
Electrical Components & Equipment	73,718	0.1%
Electronics	137,474	0.1%
Energy - Alternate Sources	2,024	NM
Engineering & Construction	26,159	NM
Entertainment	8,226	NM
Environmental Control	56,229	0.1%
Food	423,214	0.4%
Forest Products & Paper	47,473	0.1%
Gas	61,916	0.1%
Hand/Machine Tools	27,803	NM
Healthcare - Products	716,681	0.8%
Healthcare - Services	273,045	0.3%
Holding Companies - Diversified	8,751	NM
Home Builders	21,692	NM
Home Furnishings	14,996	NM
Household Products/Wares	74,567	0.1%
Housewares	9,209	NM
Insurance	789,086	0.8%
Internet	677,921	0.7%
Iron/Steel	51,045	0.1%
Leisure Time	46,455	NM
Lodging	69,820	0.1%
Machinery - Construction & Mining	127,764	0.1%
Machinery - Diversified	152,169	0.2%
Media	676,898	0.7%
Metal Fabricate/Hardware	46,562	NM
Mining	133,967	0.1%
Miscellaneous Manufacturing	842,800	0.9%
Office/Business Equipment	24,173	NM
Oil & Gas	1,972,673	2.3%
Oil & Gas Services	360,680	0.4%
Packaging & Containers	29,705	NM
Pharmaceuticals	1,157,045	1.2%
Pipelines	125,288	0.1%
REIT	444,344	0.5%
Real Estate	10,759	NM
Retail	1,399,014	1.5%
Savings & Loans	14,124	NM
Semiconductors	519,395	0.5%
Software	874,936	0.9%
Telecommunications	1,135,043	1.2%
Textiles	7,756	NM
Toys/Games/Hobbies	27,233	NM
Transportation	391,969	0.4%
Other**	72,535,817	76.7%
Total	$94,589,923	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (44.3%)
Aaron’s, Inc. (Commercial Services)	510	$13,857
ACI Worldwide, Inc.* (Software)	255	10,164
Acuity Brands, Inc. (Electrical Components & Equipment)	255	14,170
Acxiom Corp.* (Software)	510	7,002
ADTRAN, Inc. (Telecommunications)	408	12,452
Advance Auto Parts, Inc. (Retail)	510	46,818
Advent Software, Inc.* (Software)	204	5,506
Aecom Technology Corp.* (Engineering & Construction)	765	16,884
Aeropostale, Inc.* (Retail)	561	12,443
Affiliated Managers Group, Inc.* (Diversified Financial Services)	357	40,562
AGCO Corp.* (Machinery - Diversified)	663	30,883
Alaska Air Group, Inc.* (Airlines)	510	17,238
Albemarle Corp. (Chemicals)	612	39,964
Alexander & Baldwin, Inc. (Transportation)	255	13,046
Alexandria Real Estate Equities, Inc. (REIT)	408	30,567
Alleghany Corp.* (Insurance)	102	34,976
Alliance Data Systems Corp.* (Commercial Services)	357	45,871
Alliant Energy Corp. (Electric)	714	32,301
Alliant Techsystems, Inc. (Aerospace/Defense)	204	10,873
Allscripts Healthcare Solutions, Inc.* (Software)	1,275	14,127
AMC Networks, Inc. - Class A* (Media)	357	15,173
American Campus Communities, Inc. (REIT)	510	22,670
American Eagle Outfitters, Inc. (Retail)	1,275	22,963
American Financial Group, Inc. (Insurance)	510	19,849
AMERIGROUP Corp.* (Healthcare - Services)	306	18,899
Ametek, Inc. (Electrical Components & Equipment)	1,071	53,903
ANN, Inc.* (Retail)	357	9,885
ANSYS, Inc.* (Software)	612	41,047
AOL, Inc.* (Internet)	612	15,324
Apollo Investment Corp. (Investment Companies)	1,326	9,614
AptarGroup, Inc. (Miscellaneous Manufacturing)	459	25,020
Aqua America, Inc. (Water)	918	20,848
Arch Coal, Inc. (Coal)	1,428	13,937
Arrow Electronics, Inc.* (Electronics)	765	32,168
Arthur J. Gallagher & Co. (Insurance)	765	28,733
Ascena Retail Group, Inc.* (Retail)	918	18,801
Ashland, Inc. (Chemicals)	510	33,594
Aspen Insurance Holdings, Ltd. (Insurance)	459	12,999
Associated Banc-Corp. (Banks)	1,173	15,636
Astoria Financial Corp. (Savings & Loans)	561	5,436
Atmel Corp.* (Semiconductors)	3,009	26,690
Atmos Energy Corp. (Gas)	612	19,939
Atwood Oceanics, Inc.* (Oil & Gas)	357	15,826
Avnet, Inc.* (Electronics)	969	34,962
Bally Technologies, Inc.* (Entertainment)	306	14,856
BancorpSouth, Inc. (Banks)	561	7,557
Bank of Hawaii Corp. (Banks)	306	14,960
Barnes & Noble, Inc.* (Retail)	255	5,291
BE Aerospace, Inc.* (Aerospace/Defense)	714	33,579
Bill Barrett Corp.* (Oil & Gas)	306	7,338
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	153	16,522
BioMed Realty Trust, Inc. (REIT)	1,071	21,227
Black Hills Corp. (Electric)	306	10,101
Bob Evans Farms, Inc. (Retail)	204	7,801
BRE Properties, Inc. - Class A (REIT)	510	26,775
Brinker International, Inc. (Retail)	510	16,050
Broadridge Financial Solutions, Inc. (Software)	816	18,939
Brown & Brown, Inc. (Insurance)	765	20,632
Cabot Corp. (Chemicals)	408	17,597
Cadence Design Systems, Inc.* (Computers)	1,836	21,426
Camden Property Trust (REIT)	510	34,512
CARBO Ceramics, Inc. (Oil & Gas Services)	153	12,866
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	408	22,464
Carpenter Technology Corp. (Iron/Steel)	306	17,032
Carter’s, Inc.* (Apparel)	357	19,385
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	357	30,834
Cathay Bancorp, Inc. (Banks)	510	8,782
CBOE Holdings, Inc. (Diversified Financial Services)	612	16,181
Charles River Laboratories International, Inc.* (Biotechnology)	306	10,872
Chico’s FAS, Inc. (Retail)	1,122	17,234
Church & Dwight, Inc. (Household Products/Wares)	969	49,225
Ciena Corp.* (Telecommunications)	663	9,826
Cimarex Energy Co. (Oil & Gas)	561	38,771
Cinemark Holdings, Inc. (Entertainment)	663	15,222
City National Corp. (Banks)	306	16,298
Clarcor, Inc. (Miscellaneous Manufacturing)	357	17,143
Clean Harbors, Inc.* (Environmental Control)	306	20,881
Cleco Corp. (Electric)	408	16,646
Collective Brands, Inc.* (Retail)	408	8,474
Commerce Bancshares, Inc. (Banks)	510	20,451
Commercial Metals Co. (Metal Fabricate/Hardware)	765	11,307
Community Health Systems, Inc.* (Healthcare - Services)	612	14,896
Compass Minerals International, Inc. (Mining)	204	15,610
Compuware Corp.* (Software)	1,428	12,452
Con-way, Inc. (Transportation)	357	11,603
Concur Technologies, Inc.* (Software)	306	17,307
Convergys Corp.* (Commercial Services)	765	10,228

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Copart, Inc.* (Retail)	714	$18,857
CoreLogic, Inc.* (Commercial Services)	714	11,924
Corn Products International, Inc. (Food)	510	29,101
Corporate Office Properties Trust (REIT)	459	10,809
Corrections Corp. of America* (Commercial Services)	663	19,154
Covance, Inc.* (Healthcare - Services)	408	19,078
Crane Co. (Miscellaneous Manufacturing)	306	13,504
Cree, Inc.* (Semiconductors)	765	23,639
Cullen/Frost Bankers, Inc. (Banks)	408	24,056
Cypress Semiconductor Corp. (Semiconductors)	1,020	15,810
Cytec Industries, Inc. (Chemicals)	306	19,452
Deckers Outdoor Corp.* (Apparel)	255	13,008
Deluxe Corp. (Commercial Services)	357	8,500
Dick’s Sporting Goods, Inc. (Retail)	663	33,548
Diebold, Inc. (Computers)	408	16,096
Domtar Corp. (Forest Products & Paper)	255	22,307
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,020	35,353
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	459	8,267
Dresser-Rand Group, Inc.* (Oil & Gas Services)	510	24,827
Dril-Quip, Inc.* (Oil & Gas Services)	255	17,184
DST Systems, Inc. (Computers)	204	11,420
Duke Realty Corp. (REIT)	1,734	25,681
East West Bancorp, Inc. (Banks)	969	22,064
Eaton Vance Corp. (Diversified Financial Services)	765	20,120
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	765	26,882
Energen Corp. (Oil & Gas)	459	24,042
Energizer Holdings, Inc.* (Electrical Components & Equipment)	459	32,740
Equinix, Inc.* (Internet)	306	50,245
Equity One, Inc. (REIT)	408	8,478
Essex Property Trust, Inc. (REIT)	255	40,282
Esterline Technologies Corp.* (Aerospace/Defense)	204	13,972
Everest Re Group, Ltd. (Insurance)	357	35,379
Exelis, Inc. (Aerospace/Defense)	1,224	14,113
FactSet Research Systems, Inc. (Media)	306	32,087
Fair Isaac Corp. (Software)	255	10,940
Fairchild Semiconductor International, Inc.* (Semiconductors)	816	11,563
Federal Realty Investment Trust (REIT)	408	41,069
Fidelity National Title Group, Inc. - Class A (Insurance)	1,479	28,500
First American Financial Corp. (Insurance)	714	11,960
First Niagara Financial Group, Inc. (Savings & Loans)	2,346	20,973
FirstMerit Corp. (Banks)	714	11,995
Flowers Foods, Inc. (Food)	765	16,409
Foot Locker, Inc. (Retail)	1,020	31,202
Forest Oil Corp.* (Oil & Gas)	765	10,190
Fortune Brands Home & Security, Inc.* (Building Materials)	1,071	24,355
FTI Consulting, Inc.* (Commercial Services)	255	9,267
Fulton Financial Corp. (Banks)	1,326	13,910
Gardner Denver, Inc. (Machinery - Diversified)	357	23,255
Gartner Group, Inc.* (Commercial Services)	612	26,806
GATX Corp. (Trucking & Leasing)	306	13,118
Gen-Probe, Inc.* (Healthcare - Products)	306	24,954
General Cable Corp.* (Electrical Components & Equipment)	306	9,009
Gentex Corp. (Electronics)	969	21,289
Global Payments, Inc. (Commercial Services)	510	23,679
Graco, Inc. (Machinery - Diversified)	408	21,750
Granite Construction, Inc. (Engineering & Construction)	204	5,679
Great Plains Energy, Inc. (Electric)	918	18,746
Green Mountain Coffee Roasters, Inc.* (Beverages)	867	42,266
Greenhill & Co., Inc. (Diversified Financial Services)	204	7,925
Greif, Inc. - Class A (Packaging & Containers)	204	10,943
GUESS?, Inc. (Retail)	459	13,440
Hancock Holding Co. (Banks)	561	18,053
Hanesbrands, Inc.* (Apparel)	663	18,710
Hanover Insurance Group, Inc. (Insurance)	306	12,350
Harris Teeter Supermarkets, Inc. (Food)	306	11,619
Harsco Corp. (Miscellaneous Manufacturing)	561	12,510
Hawaiian Electric Industries, Inc. (Electric)	663	17,596
HCC Insurance Holdings, Inc. (Insurance)	714	22,819
Health Management Associates, Inc. - Class A* (Healthcare - Services)	1,683	12,118
Health Net, Inc.* (Healthcare - Services)	561	19,977
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	714	14,573
Henry Schein, Inc.* (Healthcare - Products)	612	46,965
Herman Miller, Inc. (Office Furnishings)	408	7,968
Highwoods Properties, Inc. (REIT)	459	15,941
Hill-Rom Holdings, Inc. (Healthcare - Products)	408	13,240
HMS Holdings Corp.* (Commercial Services)	561	13,498
HNI Corp. (Office Furnishings)	306	7,381
HollyFrontier Corp. (Oil & Gas)	1,377	42,439
Hologic, Inc.* (Healthcare - Products)	1,734	33,154
Home Properties, Inc. (REIT)	306	18,681
Hospitality Properties Trust (REIT)	816	22,505
HSN, Inc. (Retail)	255	9,869

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	408	$32,738
Huntington Ingalls Industries, Inc.* (Shipbuilding)	306	12,072
IDACORP, Inc. (Electric)	357	14,544
IDEX Corp. (Machinery - Diversified)	561	24,297
IDEXX Laboratories, Inc.* (Healthcare - Products)	357	31,391
Informatica Corp.* (Software)	714	32,858
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,020	19,849
Integrated Device Technology, Inc.* (Semiconductors)	918	6,215
International Bancshares Corp. (Banks)	357	7,044
International Rectifier Corp.* (Semiconductors)	459	10,020
International Speedway Corp. - Class A (Entertainment)	204	5,445
Intersil Corp. - Class A (Semiconductors)	867	8,904
Intrepid Potash, Inc.* (Chemicals)	357	8,871
Itron, Inc.* (Electronics)	255	10,404
ITT Corp. (Miscellaneous Manufacturing)	612	13,746
ITT Educational Services, Inc.* (Commercial Services)	153	10,101
J.B. Hunt Transport Services, Inc. (Transportation)	612	33,862
Jack Henry & Associates, Inc. (Computers)	561	19,052
Janus Capital Group, Inc. (Diversified Financial Services)	1,275	9,665
Jefferies Group, Inc. (Diversified Financial Services)	1,020	16,249
JetBlue Airways Corp.* (Airlines)	1,377	6,541
John Wiley & Sons, Inc. (Media)	306	13,828
Jones Lang LaSalle, Inc. (Real Estate)	306	24,462
Kansas City Southern Industries, Inc. (Transportation)	714	54,992
KB Home (Home Builders)	459	3,984
KBR, Inc. (Engineering & Construction)	969	32,810
Kemper Corp. (Insurance)	357	10,706
Kennametal, Inc. (Hand/Machine Tools)	510	21,537
Kirby Corp.* (Transportation)	357	23,694
Korn/Ferry International* (Commercial Services)	306	4,942
Lam Research Corp.* (Semiconductors)	816	33,986
Lamar Advertising Co. - Class A* (Advertising)	408	12,983
Lancaster Colony Corp. (Food)	153	9,977
Landstar System, Inc. (Transportation)	306	16,392
Lender Processing Services, Inc. (Commercial Services)	561	14,895
Lennox International, Inc. (Building Materials)	357	15,494
Liberty Property Trust (REIT)	765	27,884
Life Time Fitness, Inc.* (Leisure Time)	306	14,247
LifePoint Hospitals, Inc.* (Healthcare - Services)	306	11,940
Lincare Holdings, Inc. (Healthcare - Services)	561	13,688
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	561	27,495
LKQ Corp.* (Distribution/Wholesale)	969	32,413
Louisiana-Pacific Corp.* (Building Materials)	918	8,308
M.D.C. Holdings, Inc. (Home Builders)	255	7,168
Mack-Cali Realty Corp. (REIT)	561	16,112
Manpower, Inc. (Commercial Services)	510	21,726
ManTech International Corp. - Class A (Software)	153	4,807
Martin Marietta Materials (Building Materials)	306	25,361
Masimo Corp.* (Healthcare - Products)	408	9,029
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	204	6,120
MDU Resources Group, Inc. (Electric)	1,275	29,249
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	408	15,696
Mednax, Inc.* (Healthcare - Services)	306	21,493
MEMC Electronic Materials, Inc.* (Semiconductors)	1,530	5,493
Mentor Graphics Corp.* (Computers)	612	8,843
Mercury General Corp. (Insurance)	255	11,523
Meredith Corp. (Media)	255	7,352
Mettler Toledo International, Inc.* (Electronics)	204	36,581
Micros Systems, Inc.* (Computers)	510	28,983
Mine Safety Appliances Co. (Environmental Control)	204	8,662
Minerals Technologies, Inc. (Chemicals)	102	6,844
Mohawk Industries, Inc.* (Textiles)	357	23,926
Monster Beverage Corp.* (Beverages)	1,020	66,259
Monster Worldwide, Inc.* (Commercial Services)	816	7,042
MSC Industrial Direct Co. - Class A (Retail)	306	22,555
MSCI, Inc. - Class A* (Software)	816	29,857
National Fuel Gas Co. (Gas)	561	26,547
National Instruments Corp. (Electronics)	612	16,646
National Retail Properties, Inc. (REIT)	714	19,549
NCR Corp.* (Computers)	1,071	25,169
NeuStar, Inc.* (Telecommunications)	459	16,685
New York Community Bancorp (Savings & Loans)	2,907	39,215
NewMarket Corp. (Chemicals)	51	11,384
Nordson Corp. (Machinery - Diversified)	357	19,242
Northern Oil and Gas, Inc.* (Oil & Gas)	408	7,927
NV Energy, Inc. (Electric)	1,581	26,324
NVR, Inc.* (Home Builders)	51	39,981
Oceaneering International, Inc. (Oil & Gas Services)	714	36,864

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Office Depot, Inc.* (Retail)	1,887	$5,736
OGE Energy Corp. (Electric)	663	35,776
Oil States International, Inc.* (Oil & Gas Services)	357	28,410
Old Republic International Corp. (Insurance)	1,734	17,253
Olin Corp. (Chemicals)	510	10,690
OMEGA Healthcare Investors, Inc. (REIT)	714	15,287
Omnicare, Inc. (Pharmaceuticals)	765	26,653
Oshkosh Truck Corp.* (Auto Manufacturers)	612	13,972
Owens & Minor, Inc. (Distribution/Wholesale)	408	11,930
Packaging Corp. of America (Packaging & Containers)	663	19,353
Panera Bread Co. - Class A* (Retail)	204	32,216
Parametric Technology Corp.* (Software)	765	16,509
Patriot Coal Corp.* (Coal)	612	3,568
Patterson-UTI Energy, Inc. (Oil & Gas)	1,020	16,493
Pentair, Inc. (Miscellaneous Manufacturing)	663	28,734
PetSmart, Inc. (Retail)	765	44,569
Plains Exploration & Production Co.* (Oil & Gas)	867	35,417
Plantronics, Inc. (Telecommunications)	306	11,726
PNM Resources, Inc. (Electric)	510	9,568
Polaris Industries, Inc. (Leisure Time)	459	36,463
Polycom, Inc.* (Telecommunications)	1,173	15,566
Post Holdings, Inc.* (Food)	204	6,069
Potlatch Corp. (REIT)	255	7,982
Prosperity Bancshares, Inc. (Banks)	306	14,275
Protective Life Corp. (Insurance)	561	16,415
PVH Corp. (Retail)	459	40,759
QLogic Corp.* (Semiconductors)	663	11,437
Quest Software, Inc.* (Software)	357	8,307
Questar Corp. (Gas)	1,173	23,167
Quicksilver Resources, Inc.* (Oil & Gas)	765	3,596
Rackspace Hosting, Inc.* (Internet)	714	41,476
RadioShack Corp. (Retail)	663	3,434
Ralcorp Holdings, Inc.* (Food)	357	25,993
Raymond James Financial Corp. (Diversified Financial Services)	765	28,014
Rayonier, Inc. (REIT)	816	37,006
Realty Income Corp. (REIT)	867	34,108
Regal-Beloit Corp. (Hand/Machine Tools)	255	17,248
Regency Centers Corp. (REIT)	612	27,516
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	510	68,983
Regis Corp. (Retail)	357	6,551
Reinsurance Group of America, Inc. (Insurance)	510	29,651
Reliance Steel & Aluminum Co. (Iron/Steel)	510	28,504
Rent-A-Center, Inc. (Commercial Services)	408	13,958
ResMed, Inc.* (Healthcare - Products)	969	32,956
RF Micro Devices, Inc.* (Telecommunications)	1,836	7,950
Riverbed Technology, Inc.* (Computers)	1,071	21,131
Rock-Tenn Co. - Class A (Packaging & Containers)	459	28,609
Rollins, Inc. (Commercial Services)	408	8,670
Rovi Corp.* (Semiconductors)	714	20,420
RPM, Inc. (Chemicals)	867	23,036
Saks, Inc.* (Retail)	1,020	11,179
Scholastic Corp. (Media)	153	4,674
Scientific Games Corp. - Class A* (Entertainment)	408	4,145
SEI Investments Co. (Commercial Services)	969	19,564
Semtech Corp.* (Semiconductors)	408	11,122
Senior Housing Properties Trust (REIT)	1,071	23,648
Sensient Technologies Corp. (Chemicals)	357	13,263
Service Corp. International (Commercial Services)	1,479	17,127
Shaw Group, Inc.* (Engineering & Construction)	408	12,350
Signature Bank* (Banks)	306	20,101
Signet Jewelers, Ltd. (Retail)	561	27,360
Silgan Holdings, Inc. (Packaging & Containers)	306	13,424
Silicon Laboratories, Inc.* (Semiconductors)	306	10,860
Skyworks Solutions, Inc.* (Semiconductors)	1,275	34,604
SL Green Realty Corp. (REIT)	561	46,249
SM Energy Co. (Oil & Gas)	408	26,973
Smithfield Foods, Inc.* (Food)	1,071	22,448
Solera Holdings, Inc. (Software)	459	20,627
Sonoco Products Co. (Packaging & Containers)	663	21,965
Sotheby’s - Class A (Commercial Services)	459	18,048
SPX Corp. (Miscellaneous Manufacturing)	357	27,410
StanCorp Financial Group, Inc. (Insurance)	306	11,744
Steel Dynamics, Inc. (Iron/Steel)	1,479	18,887
STERIS Corp. (Healthcare - Products)	408	12,815
Strayer Education, Inc. (Commercial Services)	51	5,033
Superior Energy Services, Inc.* (Oil & Gas Services)	1,071	28,831
SuperValu, Inc. (Food)	1,479	8,785
SVB Financial Group* (Banks)	306	19,612
Synopsys, Inc.* (Computers)	969	29,080
Synovus Financial Corp. (Banks)	5,253	11,031
Taubman Centers, Inc. (REIT)	408	31,489
TCF Financial Corp. (Banks)	1,071	12,284
Tech Data Corp.* (Electronics)	255	13,716
Techne Corp. (Healthcare - Products)	255	17,070
Teleflex, Inc. (Healthcare - Products)	255	15,981
Telephone & Data Systems, Inc. (Telecommunications)	663	16,104
Tellabs, Inc. (Telecommunications)	2,448	9,229
Terex Corp.* (Machinery - Construction & Mining)	714	16,165

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	306	$7,772
The Cheesecake Factory, Inc.* (Retail)	357	11,246
The Cooper Cos., Inc. (Healthcare - Products)	306	26,980
The Corporate Executive Board Co. (Commercial Services)	204	8,439
The Macerich Co. (REIT)	867	53,381
The New York Times Co. - Class A* (Media)	816	5,149
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	306	16,034
The Timken Co. (Metal Fabricate/Hardware)	561	31,702
The Valspar Corp. (Chemicals)	612	31,304
The Warnaco Group, Inc.* (Apparel)	255	13,505
The Wendy’s Co. (Retail)	1,989	9,686
Thomas & Betts Corp.* (Electronics)	357	25,672
Thor Industries, Inc. (Home Builders)	306	10,352
Thoratec Corp.* (Healthcare - Products)	408	14,202
Tibco Software, Inc.* (Internet)	1,122	36,914
Tidewater, Inc. (Transportation)	357	19,646
Toll Brothers, Inc.* (Home Builders)	969	24,613
Tootsie Roll Industries, Inc. (Food)	153	3,643
Towers Watson & Co. - Class A (Commercial Services)	357	23,348
Tractor Supply Co. (Retail)	459	45,170
Trimble Navigation, Ltd.* (Electronics)	816	44,178
Trinity Industries, Inc. (Miscellaneous Manufacturing)	510	15,096
Triumph Group, Inc. (Aerospace/Defense)	306	19,223
Trustmark Corp. (Banks)	408	10,384
Tupperware Corp. (Household Products/Wares)	357	22,238
tw telecom, Inc.* (Telecommunications)	1,020	22,216
UDR, Inc. (REIT)	1,479	38,942
UGI Corp. (Gas)	765	22,323
Under Armour, Inc. - Class A* (Apparel)	255	24,972
Unit Corp.* (Oil & Gas)	255	10,774
United Rentals, Inc.* (Commercial Services)	561	26,187
United Therapeutics Corp.* (Biotechnology)	357	15,619
Universal Corp. (Agriculture)	153	7,012
Universal Health Services, Inc. - Class B (Healthcare - Services)	663	28,317
URS Corp. (Engineering & Construction)	510	21,068
UTI Worldwide, Inc. (Transportation)	663	11,052
Valassis Communications, Inc.* (Commercial Services)	306	6,120
Valley National Bancorp (Banks)	1,224	15,422
Valmont Industries, Inc. (Metal Fabricate/Hardware)	153	18,961
ValueClick, Inc.* (Internet)	510	10,802
VCA Antech, Inc.* (Pharmaceuticals)	561	13,273
Vectren Corp. (Gas)	561	16,521
VeriFone Systems, Inc.* (Software)	714	34,015
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,377	52,987
Vishay Intertechnology, Inc.* (Electronics)	1,020	11,444
W.R. Berkley Corp. (Insurance)	765	28,810
Wabtec Corp. (Machinery - Diversified)	306	23,801
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	561	17,941
Washington Federal, Inc. (Savings & Loans)	714	12,524
Waste Connections, Inc. (Environmental Control)	816	26,300
Watsco, Inc. (Distribution/Wholesale)	204	14,678
Webster Financial Corp. (Banks)	510	11,592
Weingarten Realty Investors (REIT)	816	21,673
WellCare Health Plans, Inc.* (Healthcare - Services)	306	18,721
Werner Enterprises, Inc. (Transportation)	306	7,228
Westamerica Bancorp (Banks)	204	9,357
Westar Energy, Inc. (Electric)	816	23,411
WGL Holdings, Inc. (Gas)	357	14,319
Williams-Sonoma, Inc. (Retail)	663	25,651
WMS Industries, Inc.* (Leisure Time)	357	8,750
Woodward, Inc. (Electronics)	408	16,969
World Fuel Services Corp. (Retail)	459	20,224
Worthington Industries, Inc. (Metal Fabricate/Hardware)	357	6,369
Wright Express Corp.* (Commercial Services)	255	16,274
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	357	13,848

TOTAL COMMON STOCKS (Cost $5,070,867)		7,885,100

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.2%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $10,006,037	$10,006,000	$10,006,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,006,000)		10,006,000

TOTAL INVESTMENT SECURITIES (Cost $15,076,867) — 100.5%		17,891,100
Net other assets (liabilities) — (0.5)%		(81,002)

NET ASSETS — 100.0%		$17,810,098

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,563,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $2,965,500)	30	$62,557

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$3,956,146	$(32,376)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	3,012,082	(25,428)
		$(57,804)

Mid-Cap ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$12,983	0.1%
Aerospace/Defense	91,760	0.5%
Agriculture	7,012	NM
Airlines	23,779	0.1%
Apparel	89,580	0.5%
Auto Manufacturers	13,972	0.1%
Banks	304,864	1.7%
Beverages	108,525	0.6%
Biotechnology	164,983	0.9%
Building Materials	73,518	0.4%
Chemicals	215,999	1.2%
Coal	17,505	0.1%
Commercial Services	404,258	2.3%
Computers	181,200	1.0%
Distribution/Wholesale	78,870	0.4%
Diversified Financial Services	156,657	0.9%
Electric	234,262	1.3%
Electrical Components & Equipment	142,560	0.8%
Electronics	264,029	1.5%
Engineering & Construction	88,791	0.5%
Entertainment	47,935	0.3%
Environmental Control	55,843	0.3%
Food	134,044	0.8%
Forest Products & Paper	22,307	0.1%
Gas	122,816	0.7%
Hand/Machine Tools	66,280	0.4%
Healthcare - Products	278,737	1.6%
Healthcare - Services	179,127	1.0%
Home Builders	86,098	0.5%
Household Products/Wares	87,497	0.5%
Insurance	354,299	2.0%
Internet	154,761	0.9%
Investment Companies	9,614	0.1%
Iron/Steel	64,423	0.4%
Leisure Time	59,460	0.3%
Machinery - Construction & Mining	16,165	0.1%
Machinery - Diversified	157,076	0.9%
Media	78,263	0.4%
Metal Fabricate/Hardware	68,339	0.4%
Mining	15,610	0.1%
Miscellaneous Manufacturing	224,872	1.3%
Office Furnishings	15,349	0.1%
Oil & Gas	239,786	1.3%
Oil & Gas Services	163,555	0.9%
Packaging & Containers	94,294	0.5%
Pharmaceuticals	113,338	0.6%
REIT	720,023	4.0%
Real Estate	24,462	0.1%
Retail	579,012	3.3%
Savings & Loans	78,148	0.4%
Semiconductors	230,763	1.3%
Shipbuilding	12,072	0.1%
Software	284,464	1.6%
Telecommunications	121,754	0.7%
Textiles	23,926	0.1%
Transportation	191,515	1.1%
Trucking & Leasing	13,118	0.1%
Water	20,848	0.1%
Other**	9,924,998	55.7%
Total	$17,810,098	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (32.3%)
1st Source Corp. (Banks)	186	$4,220
3D Systems Corp.* (Computers)	186	5,485
A123 Systems, Inc.* (Electrical Components & Equipment)	465	474
AAON, Inc. (Building Materials)	124	2,530
AAR Corp. (Aerospace/Defense)	186	2,874
Abaxis, Inc.* (Healthcare - Products)	124	4,417
ABIOMED, Inc.* (Healthcare - Products)	155	3,771
ABM Industries, Inc. (Commercial Services)	279	6,495
AboveNet, Inc.* (Internet)	124	10,313
Acacia Research Corp.* (Media)	217	8,897
Acadia Realty Trust (REIT)	62	1,437
Accelrys, Inc.* (Software)	496	4,082
Acco Brands Corp.* (Household Products/Wares)	248	2,604
Accretive Health, Inc.* (Commercial Services)	186	1,871
Accuray, Inc.* (Healthcare - Products)	310	2,387
Accuride Corp.* (Auto Parts & Equipment)	124	899
ACI Worldwide, Inc.* (Software)	217	8,650
Acorda Therapeutics, Inc.* (Biotechnology)	186	4,695
Actuant Corp. - Class A (Miscellaneous Manufacturing)	310	8,454
Acuity Brands, Inc. (Electrical Components & Equipment)	186	10,336
Acxiom Corp.* (Software)	310	4,256
ADTRAN, Inc. (Telecommunications)	248	7,569
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	217	2,591
Advent Software, Inc.* (Software)	155	4,183
Advisory Board Co.* (Commercial Services)	62	5,652
Aegion Corp.* (Engineering & Construction)	186	3,395
Aeroflex Holding Corp.* (Semiconductors)	62	694
Aeropostale, Inc.* (Retail)	372	8,251
Aerovironment, Inc.* (Aerospace/Defense)	62	1,508
AFC Enterprises, Inc.* (Retail)	155	2,647
Affymetrix, Inc.* (Healthcare - Products)	310	1,370
Air Methods Corp.* (Healthcare - Services)	62	5,215
Air Transport Services Group, Inc.* (Transportation)	279	1,479
Aircastle, Ltd. (Trucking & Leasing)	310	3,767
Akorn, Inc.* (Pharmaceuticals)	279	3,384
Alaska Air Group, Inc.* (Airlines)	310	10,478
Alaska Communications Systems Group, Inc. (Telecommunications)	310	794
Albany International Corp. - Class A (Machinery - Diversified)	155	3,732
Align Technology, Inc.* (Healthcare - Products)	279	8,847
Alkermes PLC* (Pharmaceuticals)	434	7,508
Allegiant Travel Co.* (Airlines)	62	3,643
ALLETE, Inc. (Electric)	155	6,388
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	279	3,178
Alterra Capital Holdings, Ltd. (Insurance)	434	10,386
Altra Holdings, Inc.* (Machinery - Diversified)	155	2,833
AMAG Pharmaceuticals, Inc.* (Biotechnology)	124	1,942
AMCOL International Corp. (Mining)	124	4,087
Amedisys, Inc.* (Healthcare - Services)	155	2,283
AMERCO (Trucking & Leasing)	31	3,114
American Assets Trust, Inc. (REIT)	186	4,373
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	341	3,304
American Campus Communities, Inc. (REIT)	248	11,024
American Equity Investment Life Holding Co. (Insurance)	372	4,561
American Greetings Corp. - Class A (Household Products/Wares)	248	3,968
American Public Education, Inc.* (Commercial Services)	93	3,229
American Science & Engineering, Inc. (Electronics)	62	4,049
American States Water Co. (Water)	155	5,648
American Superconductor Corp.* (Electrical Components & Equipment)	217	896
American Vanguard Corp. (Chemicals)	124	3,100
Amerigon, Inc.* (Auto Parts & Equipment)	155	2,217
Amerisafe, Inc.* (Insurance)	155	4,142
Ameristar Casinos, Inc. (Lodging)	155	2,787
Amkor Technology, Inc.* (Semiconductors)	372	1,923
AMN Healthcare Services, Inc.* (Commercial Services)	217	1,456
AmSurg Corp.* (Healthcare - Services)	186	5,349
AmTrust Financial Services, Inc. (Insurance)	93	2,533
Amyris, Inc.* (Energy - Alternate Sources)	93	291
Analogic Corp. (Electronics)	93	6,344
Ancestry.com, Inc.* (Internet)	155	4,139
AngioDynamics, Inc.* (Healthcare - Products)	155	1,919
Anixter International, Inc.* (Telecommunications)	124	8,504
ANN, Inc.* (Retail)	217	6,009
Anworth Mortgage Asset Corp. (REIT)	992	6,686
Apco Oil & Gas International, Inc. (Oil & Gas)	62	2,601
Apogee Enterprises, Inc. (Building Materials)	186	2,857
Apollo Investment Corp. (Investment Companies)	961	6,967

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Applied Industrial Technologies, Inc. (Machinery - Diversified)	186	$7,308
Applied Micro Circuits Corp.* (Semiconductors)	403	2,249
Approach Resources, Inc.* (Oil & Gas)	124	4,449
Arbitron, Inc. (Commercial Services)	124	4,718
Ardea Biosciences, Inc.* (Pharmaceuticals)	93	2,963
Argo Group International Holdings, Ltd. (Insurance)	124	3,579
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	620	10,106
Arkansas Best Corp. (Transportation)	124	1,902
ARMOUR Residential REIT, Inc. (REIT)	217	1,515
ArQule, Inc.* (Biotechnology)	372	2,623
Arris Group, Inc.* (Telecommunications)	527	6,814
ArthroCare Corp.* (Healthcare - Products)	124	3,095
Artio Global Investors, Inc. (Diversified Financial Services)	124	449
Aruba Networks, Inc.* (Telecommunications)	372	7,857
Asbury Automotive Group, Inc.* (Retail)	124	3,462
Ascena Retail Group, Inc.* (Retail)	558	11,428
Ascent Media Corp. - Class A* (Entertainment)	93	4,790
Ashford Hospitality Trust (REIT)	186	1,588
Aspen Technology, Inc.* (Software)	372	7,358
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	124	2,221
Associated Estates Realty Corp. (REIT)	341	5,773
Astec Industries, Inc.* (Machinery - Construction & Mining)	155	4,850
Astoria Financial Corp. (Savings & Loans)	434	4,205
athenahealth, Inc.* (Software)	186	13,476
Atlantic Power Corp. (Electric)	341	4,869
Atlantic Tele-Network, Inc. (Telecommunications)	62	2,112
Atlas Air Worldwide Holdings, Inc.* (Transportation)	124	5,710
ATMI, Inc.* (Semiconductors)	124	2,605
ATP Oil & Gas Corp.* (Oil & Gas)	248	1,875
Atrion Corp. (Healthcare - Products)	31	7,150
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	217	3,889
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	589	1,796
Aveo Phamaceuticals, Inc.* (Biotechnology)	155	1,783
Avid Technology, Inc.* (Software)	155	1,347
Avis Budget Group, Inc.* (Commercial Services)	496	6,527
Avista Corp. (Electric)	217	5,737
AZZ, Inc. (Miscellaneous Manufacturing)	62	3,206
B&G Foods, Inc. - Class A (Food)	217	4,826
Badger Meter, Inc. (Electronics)	93	3,435
Balchem Corp. (Chemicals)	186	5,375
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	124	2,585
BancorpSouth, Inc. (Banks)	341	4,593
Bank of the Ozarks, Inc. (Banks)	124	3,832
Barnes & Noble, Inc.* (Retail)	124	2,573
Barnes Group, Inc. (Miscellaneous Manufacturing)	279	7,366
Basic Energy Services, Inc.* (Oil & Gas Services)	124	1,786
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	217	5,792
Belden, Inc. (Electrical Components & Equipment)	155	5,391
Belo Corp. - Class A (Media)	403	2,716
Benchmark Electronics, Inc.* (Electronics)	341	5,415
Berkshire Hills Bancorp, Inc. (Savings & Loans)	155	3,517
Berry Petroleum Co. - Class A (Oil & Gas)	217	9,884
BGC Partners, Inc. - Class A (Diversified Financial Services)	434	3,025
Bill Barrett Corp.* (Oil & Gas)	217	5,204
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	155	3,305
BioMed Realty Trust, Inc. (REIT)	527	10,445
BJ’s Restaurants, Inc.* (Retail)	93	4,017
Black Box Corp. (Telecommunications)	155	3,505
Black Hills Corp. (Electric)	186	6,140
Blackbaud, Inc. (Software)	217	6,723
BlackRock Kelso Capital Corp. (Investment Companies)	403	3,889
Blount International, Inc.* (Miscellaneous Manufacturing)	248	4,010
Blue Nile, Inc.* (Internet)	62	1,877
Bob Evans Farms, Inc. (Retail)	155	5,927
Boise, Inc. (Forest Products & Paper)	558	4,263
Boston Beer Co., Inc. - Class A* (Beverages)	31	3,203
Boston Private Financial Holdings, Inc. (Banks)	310	2,889
Bottomline Technologies, Inc.* (Software)	155	3,647
Boyd Gaming Corp.* (Lodging)	310	2,384
BPZ Resources, Inc.* (Oil & Gas)	465	1,883
Brady Corp. - Class A (Electronics)	217	6,734
Bravo Brio Restaurant Group, Inc.* (Retail)	93	1,879
Bridgepoint Education, Inc.* (Commercial Services)	93	2,005
Briggs & Stratton Corp. (Machinery - Diversified)	248	4,489
Brightpoint, Inc.* (Distribution/Wholesale)	341	2,087
Bristow Group, Inc. (Transportation)	186	9,086
BroadSoft, Inc.* (Internet)	124	5,308
Brookline Bancorp, Inc. (Savings & Loans)	310	2,784
Brooks Automation, Inc. (Semiconductors)	310	3,646
Brown Shoe Co., Inc. (Retail)	186	1,694
Brunswick Corp. (Leisure Time)	403	10,595

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Buckeye Technologies, Inc. (Forest Products & Paper)	310	$10,047
Buffalo Wild Wings, Inc.* (Retail)	93	7,798
Cabela’s, Inc.* (Retail)	186	7,033
Cabot Microelectronics Corp. (Semiconductors)	93	3,197
CACI International, Inc. - Class A* (Computers)	124	7,580
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	186	686
Cal Dive International, Inc.* (Oil & Gas Services)	465	1,800
Cal-Maine Foods, Inc. (Food)	62	2,234
Calgon Carbon Corp.* (Environmental Control)	279	3,861
California Water Service Group (Water)	248	4,491
Calix, Inc.* (Telecommunications)	155	1,234
Callaway Golf Co. (Leisure Time)	310	1,900
Campus Crest Communities, Inc. (REIT)	186	2,167
Cantel Medical Corp. (Healthcare - Products)	93	2,184
Capella Education Co.* (Commercial Services)	93	3,042
Capital Lease Funding, Inc. (REIT)	465	1,930
Capstead Mortgage Corp. (REIT)	496	6,810
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,395	1,521
Cardinal Financial Corp. (Banks)	248	2,993
Cardtronics, Inc.* (Commercial Services)	186	4,903
Carrizo Oil & Gas, Inc.* (Oil & Gas)	186	5,215
Carter’s, Inc.* (Apparel)	217	11,783
Cascade Corp. (Machinery - Diversified)	62	2,918
Casey’s General Stores, Inc. (Retail)	155	8,734
Cash America International, Inc. (Retail)	155	7,246
Cass Information Systems, Inc. (Banks)	62	2,539
Cathay Bancorp, Inc. (Banks)	372	6,406
Cavium, Inc.* (Semiconductors)	248	7,256
Cbeyond, Inc.* (Telecommunications)	155	997
CBL & Associates Properties, Inc. (REIT)	651	12,128
CEC Entertainment, Inc. (Retail)	124	4,739
Cell Therapeutics, Inc.* (Biotechnology)	744	826
Centene Corp.* (Healthcare - Services)	248	9,818
Central European Distribution Corp.* (Beverages)	310	1,513
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	155	1,226
Central Garden & Pet Co. - Class A* (Household Products/Wares)	248	2,651
Central Vermont Public Service Corp. (Electric)	62	2,186
Century Aluminum Co.* (Mining)	279	2,567
Cenveo, Inc.* (Commercial Services)	341	975
Cepheid, Inc.* (Healthcare - Products)	310	11,907
Ceradyne, Inc. (Miscellaneous Manufacturing)	124	3,140
CEVA, Inc.* (Semiconductors)	124	2,739
CH Energy Group, Inc. (Electric)	124	8,137
Charming Shoppes, Inc.* (Retail)	620	3,658
Chart Industries, Inc.* (Machinery - Diversified)	155	11,847
Checkpoint Systems, Inc.* (Electronics)	186	2,039
Chemed Corp. (Commercial Services)	124	7,482
Chemical Financial Corp. (Banks)	403	8,894
Chemtura Corp.* (Chemicals)	465	7,914
Cheniere Energy, Inc.* (Oil & Gas)	341	6,244
Chesapeake Lodging Trust (REIT)	186	3,367
Chesapeake Utilities Corp. (Gas)	62	2,605
Chiquita Brands International, Inc.* (Food)	248	2,108
Churchill Downs, Inc. (Entertainment)	93	5,520
CIBER, Inc.* (Computers)	403	1,676
Cincinnati Bell, Inc.* (Telecommunications)	1,023	3,887
Cinemark Holdings, Inc. (Entertainment)	403	9,253
CIRCOR International, Inc. (Metal Fabricate/Hardware)	62	1,929
Cirrus Logic, Inc.* (Semiconductors)	310	8,488
City Holding Co. (Banks)	93	3,102
Clarcor, Inc. (Miscellaneous Manufacturing)	217	10,420
Clayton Williams Energy, Inc.* (Oil & Gas)	31	2,280
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	279	5,368
Clean Harbors, Inc.* (Environmental Control)	186	12,693
Clearwater Paper Corp.* (Forest Products & Paper)	124	4,088
Cleco Corp. (Electric)	248	10,118
Cloud Peak Energy, Inc.* (Coal)	310	4,771
CNO Financial Group, Inc.* (Insurance)	1,085	7,888
Coca-Cola Bottling Co. (Beverages)	31	1,989
Coeur d’Alene Mines Corp.* (Mining)	434	9,353
Cogent Communications Group, Inc.* (Internet)	217	4,064
Cognex Corp. (Machinery - Diversified)	186	7,486
Cohen & Steers, Inc. (Diversified Financial Services)	62	2,185
Coherent, Inc.* (Electronics)	93	4,892
Cohu, Inc. (Semiconductors)	217	2,383
Coinstar, Inc.* (Retail)	155	9,732
Colfax Corp.* (Miscellaneous Manufacturing)	155	5,253
Collective Brands, Inc.* (Retail)	279	5,795
Colonial Properties Trust (REIT)	372	8,322
Colony Financial, Inc. (REIT)	248	4,214
Columbia Banking System, Inc. (Banks)	279	5,717
Columbia Sportswear Co. (Apparel)	62	2,920
Columbus McKinnon Corp. NY* (Machinery - Diversified)	155	2,299
Comfort Systems USA, Inc. (Building Materials)	248	2,624

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	186	$1,979
Community Bank System, Inc. (Banks)	248	6,974
Community Trust Bancorp, Inc. (Banks)	310	9,904
CommVault Systems, Inc.* (Software)	186	9,685
Compass Diversified Holdings (Holding Companies - Diversified)	248	3,641
Computer Programs & Systems, Inc. (Software)	62	3,695
comScore, Inc.* (Internet)	155	3,088
Comstock Resources, Inc.* (Oil & Gas)	217	3,813
Comtech Telecommunications Corp. (Telecommunications)	155	4,793
Conceptus, Inc.* (Healthcare - Products)	155	2,909
Concur Technologies, Inc.* (Software)	186	10,520
CONMED Corp. (Healthcare - Products)	155	4,431
Consolidated Communications Holdings, Inc. (Telecommunications)	372	7,198
Consolidated Graphics, Inc.* (Commercial Services)	62	2,479
Constant Contact, Inc.* (Internet)	155	3,746
Contango Oil & Gas Co.* (Oil & Gas)	62	3,364
Convergys Corp.* (Commercial Services)	496	6,632
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	279	4,171
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	62	2,393
Coresite Realty Corp. (REIT)	124	3,089
Corinthian Colleges, Inc.* (Commercial Services)	434	1,667
CoStar Group, Inc.* (Commercial Services)	124	9,038
Cousins Properties, Inc. (REIT)	341	2,680
Cracker Barrel Old Country Store, Inc. (Retail)	93	5,349
Credit Acceptance Corp.* (Diversified Financial Services)	31	2,915
CreXus Investment Corp. (REIT)	403	4,227
Crocs, Inc.* (Apparel)	403	8,141
Crosstex Energy, Inc. (Pipelines)	217	3,233
CSG Systems International, Inc.* (Software)	186	2,678
CTS Corp. (Electronics)	310	3,326
CubeSmart (REIT)	434	5,451
Cubic Corp. (Aerospace/Defense)	62	2,866
Cubist Pharmaceuticals, Inc.* (Biotechnology)	279	11,796
Curtiss-Wright Corp. (Aerospace/Defense)	155	5,470
CVB Financial Corp. (Banks)	434	5,021
CVR Energy, Inc.* (Oil & Gas)	403	12,235
Cyberonics, Inc.* (Healthcare - Products)	155	5,937
Cymer, Inc.* (Electronics)	124	6,428
CYS Investments, Inc. (REIT)	527	7,236
Daktronics, Inc. (Electronics)	186	1,514
Dana Holding Corp. (Auto Parts & Equipment)	682	9,971
Darling International, Inc.* (Environmental Control)	527	8,632
DCT Industrial Trust, Inc. (REIT)	1,302	7,721
DealerTrack Holdings, Inc.* (Internet)	186	5,548
Delphi Financial Group, Inc. - Class A (Insurance)	279	12,672
Deltic Timber Corp. (Forest Products & Paper)	62	3,787
Deluxe Corp. (Commercial Services)	217	5,167
Denny’s Corp.* (Retail)	651	2,695
DepoMed, Inc.* (Pharmaceuticals)	372	2,265
Dexcom, Inc.* (Healthcare - Products)	310	3,035
DFC Global Corp.* (Commercial Services)	217	3,793
Diamond Foods, Inc. (Food)	93	1,944
DiamondRock Hospitality Co. (REIT)	868	9,227
Dice Holdings, Inc.* (Internet)	248	2,673
Digi International, Inc.* (Software)	155	1,438
Digital Generation, Inc.* (Media)	124	1,151
Digital River, Inc.* (Internet)	217	4,082
DigitalGlobe, Inc.* (Telecommunications)	155	1,902
Dime Community Bancshares, Inc. (Savings & Loans)	279	3,867
DineEquity, Inc.* (Retail)	62	3,012
Diodes, Inc.* (Semiconductors)	155	3,455
Dole Food Co., Inc.* (Food)	186	1,577
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	124	10,027
Domino’s Pizza, Inc. (Retail)	279	10,549
Dorman Products, Inc.* (Auto Parts & Equipment)	93	4,444
Drew Industries, Inc.* (Building Materials)	124	3,693
Dril-Quip, Inc.* (Oil & Gas Services)	155	10,445
DTS, Inc.* (Home Furnishings)	93	2,902
Duff & Phelps Corp. - Class A (Diversified Financial Services)	217	3,450
DuPont Fabros Technology, Inc. (REIT)	279	7,575
Dycom Industries, Inc.* (Engineering & Construction)	186	4,351
Dynavax Technologies Corp.* (Biotechnology)	713	3,572
Dynegy, Inc. - Class A* (Electric)	465	191
Dynex Capital, Inc. (REIT)	279	2,631
E.W. Scripps Co.* (Media)	248	2,272
Eagle Materials, Inc. (Building Materials)	186	6,551
EarthLink, Inc. (Internet)	527	4,279
EastGroup Properties, Inc. (REIT)	93	4,678
Ebix, Inc. (Software)	124	2,536
Echelon Corp.* (Computers)	186	811
Education Realty Trust, Inc. (REIT)	372	4,192
El Paso Electric Co. (Electric)	217	6,649
Electro Rent Corp. (Commercial Services)	186	2,898
Electro Scientific Industries, Inc. (Electronics)	124	1,768

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Computers)	217	$3,873
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	93	3,625
EMCOR Group, Inc. (Engineering & Construction)	310	9,089
Emergent Biosolutions, Inc.* (Biotechnology)	124	1,743
Emeritus Corp.* (Healthcare - Services)	186	3,199
Empire District Electric Co. (Electric)	186	3,817
Employers Holdings, Inc. (Insurance)	186	3,222
Emulex Corp.* (Semiconductors)	403	3,498
Encore Capital Group, Inc.* (Diversified Financial Services)	93	2,204
Encore Wire Corp. (Electrical Components & Equipment)	93	2,371
Endeavour International Corp.* (Oil & Gas)	248	3,095
Endologix, Inc.* (Healthcare - Products)	248	3,715
Energy Partners, Ltd.* (Oil & Gas)	217	3,533
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	341	12,849
EnergySolutions, Inc.* (Environmental Control)	341	1,436
EnerNOC, Inc.* (Electric)	124	745
EnerSys* (Electrical Components & Equipment)	217	7,584
Ennis, Inc. (Household Products/Wares)	155	2,443
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	93	3,851
Enstar Group, Ltd.* (Insurance)	31	2,919
Entegris, Inc.* (Semiconductors)	589	5,213
Entertainment Properties Trust (REIT)	186	8,926
Entropic Communications, Inc.* (Semiconductors)	372	1,574
Enzon Pharmaceuticals, Inc.* (Biotechnology)	310	1,931
EPIQ Systems, Inc. (Software)	217	2,465
Equity Lifestyle Properties, Inc. (REIT)	124	8,673
Equity One, Inc. (REIT)	93	1,933
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	93	3,199
Esterline Technologies Corp.* (Aerospace/Defense)	124	8,493
Ethan Allen Interiors, Inc. (Home Furnishings)	124	2,877
Euronet Worldwide, Inc.* (Commercial Services)	248	5,364
Evercore Partners, Inc. - Class A (Diversified Financial Services)	93	2,458
Exact Sciences Corp.* (Biotechnology)	279	3,005
ExamWorks Group, Inc.* (Commercial Services)	124	1,443
Exelixis, Inc.* (Biotechnology)	620	2,976
Exide Technologies* (Auto Parts & Equipment)	465	1,339
Exlservice Holdings, Inc.* (Commercial Services)	62	1,716
Exponent, Inc.* (Engineering & Construction)	124	5,927
Express, Inc.* (Retail)	248	5,858
Exterran Holdings, Inc.* (Oil & Gas Services)	279	3,769
Extra Space Storage, Inc. (REIT)	341	10,349
EZCORP, Inc. - Class A* (Retail)	217	5,813
F.N.B. Corp. (Banks)	558	6,333
Fabrinet* (Miscellaneous Manufacturing)	93	1,564
Fair Isaac Corp. (Software)	186	7,979
FARO Technologies, Inc.* (Electronics)	93	5,206
FBL Financial Group, Inc. - Class A (Insurance)	93	2,708
Federal Signal Corp.* (Miscellaneous Manufacturing)	496	2,559
FEI Co.* (Electronics)	186	9,332
FelCor Lodging Trust, Inc.* (REIT)	806	3,401
Ferro Corp.* (Chemicals)	372	1,931
Fifth Street Finance Corp. (Investment Companies)	434	4,262
Financial Engines, Inc.* (Diversified Financial Services)	217	4,956
Finisar Corp.* (Telecommunications)	403	6,658
First American Financial Corp. (Insurance)	527	8,827
First Busey Corp. (Banks)	651	3,021
First Cash Financial Services, Inc.* (Retail)	155	6,349
First Commonwealth Financial Corp. (Banks)	589	3,787
First Financial Bancorp (Banks)	217	3,648
First Financial Bankshares, Inc. (Banks)	186	6,294
First Financial Corp. (Banks)	62	1,860
First Industrial Realty Trust, Inc.* (REIT)	310	3,825
First Midwest Bancorp, Inc. (Banks)	372	3,962
First Potomac Realty Trust (REIT)	186	2,314
FirstMerit Corp. (Banks)	434	7,291
Flagstone Reinsurance Holdings S.A. (Insurance)	310	2,325
Flotek Industries, Inc.* (Oil & Gas Services)	248	3,383
Flushing Financial Corp. (Savings & Loans)	217	2,828
Forestar Group, Inc.* (Real Estate)	186	2,861
FormFactor, Inc.* (Semiconductors)	527	2,951
Forrester Research, Inc. (Commercial Services)	93	3,297
Forward Air Corp. (Transportation)	155	5,236
Franklin Electric Co., Inc. (Hand/Machine Tools)	93	4,664
Franklin Street Properties Corp. (REIT)	372	3,746
Fred’s, Inc. (Retail)	310	4,439
Fresh Del Monte Produce, Inc. (Food)	155	3,591
Frontline, Ltd. (Transportation)	217	1,421
FTI Consulting, Inc.* (Commercial Services)	186	6,759
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	93	2,181

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fuller (H.B.) Co. (Chemicals)	248	$8,159
FX Energy, Inc.* (Oil & Gas)	341	1,937
G & K Services, Inc. (Textiles)	124	4,075
G-III Apparel Group, Ltd.* (Apparel)	93	2,497
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	31	1,397
Gaylord Entertainment Co.* (Lodging)	186	5,855
GenCorp, Inc.* (Aerospace/Defense)	341	2,343
Generac Holdings, Inc.* (Electrical Components & Equipment)	155	3,732
General Communication, Inc. - Class A* (Telecommunications)	248	1,885
Genesco, Inc.* (Retail)	93	6,975
Genesee & Wyoming, Inc. - Class A* (Transportation)	217	11,698
Genomic Health, Inc.* (Healthcare - Products)	93	2,665
Gentiva Health Services, Inc.* (Healthcare - Services)	155	1,283
GeoEye, Inc.* (Telecommunications)	124	2,842
GeoResources, Inc.* (Oil & Gas)	155	5,845
Georgia Gulf Corp.* (Chemicals)	155	5,495
Geron Corp.* (Biotechnology)	806	1,354
Getty Realty Corp. (REIT)	155	2,452
GFI Group, Inc. (Diversified Financial Services)	496	1,637
Gibraltar Industries, Inc.* (Building Materials)	186	2,515
Glacier Bancorp, Inc. (Banks)	496	7,390
Glatfelter (Forest Products & Paper)	248	3,864
Glimcher Realty Trust (REIT)	465	4,599
Global Geophysical Services, Inc.* (Oil & Gas Services)	93	890
Global Power Equipment Group, Inc.* (Machinery - Diversified)	31	775
Globe Specialty Metals, Inc. (Mining)	341	4,549
Globecomm Systems, Inc.* (Telecommunications)	124	1,758
GNC Holdings, Inc. - Class A (Retail)	93	3,633
Golar LNG, Ltd. (Transportation)	155	5,732
Gold Resource Corp. (Mining)	124	3,363
Golden Star Resources, Ltd.* (Mining)	1,426	2,182
Goodrich Petroleum Corp.* (Oil & Gas)	155	2,599
Government Properties Income Trust (REIT)	186	4,319
Grand Canyon Education, Inc.* (Commercial Services)	155	2,695
Granite Construction, Inc. (Engineering & Construction)	186	5,178
Graphic Packaging Holding Co.* (Packaging & Containers)	806	4,312
Great Lakes Dredge & Dock Co. (Commercial Services)	372	2,757
Greatbatch, Inc.* (Healthcare - Products)	124	2,888
Greenlight Capital Re, Ltd. - Class A* (Insurance)	186	4,631
Griffon Corp. (Miscellaneous Manufacturing)	310	3,072
Group 1 Automotive, Inc. (Retail)	124	7,177
GT Advanced Technologies, Inc.* (Semiconductors)	558	3,633
Gulf Island Fabrication, Inc. (Oil & Gas Services)	93	2,606
GulfMark Offshore, Inc. - Class A* (Transportation)	124	5,973
Gulfport Energy Corp.* (Oil & Gas)	186	4,875
H&E Equipment Services, Inc.* (Commercial Services)	186	3,590
Haemonetics Corp.* (Healthcare - Products)	93	6,656
Halozyme Therapeutics, Inc.* (Biotechnology)	527	4,263
Hancock Holding Co. (Banks)	341	10,973
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	155	3,650
Harleysville Group, Inc. (Insurance)	124	7,433
Harmonic, Inc.* (Telecommunications)	620	2,926
Harris Teeter Supermarkets, Inc. (Food)	217	8,239
Harte-Hanks, Inc. (Advertising)	248	2,083
Harvest Natural Resources, Inc.* (Oil & Gas)	186	1,280
Hatteras Financial Corp. (REIT)	403	11,739
Haynes International, Inc. (Metal Fabricate/Hardware)	62	3,867
Healthcare Realty Trust, Inc. (REIT)	310	6,659
Healthcare Services Group, Inc. (Commercial Services)	403	8,552
HEALTHSOUTH Corp.* (Healthcare - Services)	434	9,717
Healthways, Inc.* (Healthcare - Services)	186	1,241
Heartland Express, Inc. (Transportation)	248	3,430
Heartland Payment Systems, Inc. (Commercial Services)	186	5,667
HeartWare International, Inc.* (Healthcare - Products)	62	4,834
Heckmann Corp.* (Environmental Control)	496	1,885
Hecla Mining Co. (Mining)	1,457	6,236
HEICO Corp. (Aerospace/Defense)	233	9,374
Heidrick & Struggles International, Inc. (Commercial Services)	93	1,814
Helen of Troy, Ltd.* (Household Products/Wares)	155	5,363
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	527	10,756
Hercules Offshore, Inc.* (Oil & Gas)	496	2,520
Hercules Technology Growth Capital, Inc. (Private Equity)	341	3,891
Herman Miller, Inc. (Office Furnishings)	248	4,843
Hersha Hospitality Trust (REIT)	775	4,456
Hexcel Corp.* (Miscellaneous Manufacturing)	465	12,732
HFF, Inc. - Class A* (Real Estate)	155	2,533
Hibbett Sports, Inc.* (Retail)	124	7,405
Higher One Holdings, Inc.* (Diversified Financial Services)	155	2,444
Highwoods Properties, Inc. (REIT)	186	6,460

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hillenbrand, Inc. (Commercial Services)	279	$5,842
Hilltop Holdings, Inc.* (Insurance)	310	2,458
Hittite Microwave Corp.* (Semiconductors)	155	8,299
HMS Holdings Corp.* (Commercial Services)	465	11,188
HNI Corp. (Office Furnishings)	217	5,234
Home Bancshares, Inc. (Banks)	124	3,613
Home Properties, Inc. (REIT)	124	7,570
Horace Mann Educators Corp. (Insurance)	217	3,808
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	124	5,162
Horsehead Holding Corp.* (Mining)	186	2,089
Hot Topic, Inc. (Retail)	217	2,127
HSN, Inc. (Retail)	186	7,198
Hub Group, Inc. - Class A* (Transportation)	186	6,510
Hudson Pacific Properties, Inc. (REIT)	155	2,454
Huron Consulting Group, Inc.* (Commercial Services)	124	4,370
Hyperdynamics Corp.* (Oil & Gas)	806	752
IBERIABANK Corp. (Banks)	124	6,333
ICF International, Inc.* (Commercial Services)	124	3,093
ICG Group, Inc.* (Internet)	186	1,763
Iconix Brand Group, Inc.* (Apparel)	341	5,231
ICU Medical, Inc.* (Healthcare - Products)	124	6,509
IDACORP, Inc. (Electric)	186	7,578
IDT Corp. (Telecommunications)	62	522
iGATE Corp.* (Computers)	155	3,016
II-VI, Inc.* (Electronics)	248	5,062
ImmunoGen, Inc.* (Biotechnology)	372	4,743
Impax Laboratories, Inc.* (Pharmaceuticals)	279	6,872
Incyte Corp.* (Biotechnology)	403	9,140
Independent Bank Corp./MA (Banks)	155	4,351
Infinera Corp.* (Telecommunications)	651	4,661
Infinity Property & Casualty Corp. (Insurance)	62	3,311
InfoSpace, Inc.* (Internet)	310	3,450
Inland Real Estate Corp. (REIT)	403	3,466
Innophos Holdings, Inc. (Chemicals)	93	4,573
Innospec, Inc.* (Chemicals)	93	2,811
Inphi Corp.* (Semiconductors)	93	944
Insight Enterprises, Inc.* (Computers)	248	5,037
Insperity, Inc. (Commercial Services)	124	3,381
Insulet Corp.* (Healthcare - Products)	217	3,876
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	93	3,462
Integrated Device Technology, Inc.* (Semiconductors)	651	4,407
Inter Parfums, Inc. (Cosmetics/Personal Care)	93	1,465
Interactive Intelligence Group, Inc.* (Software)	93	2,758
InterDigital, Inc. (Telecommunications)	217	6,015
Interface, Inc. - Class A (Office Furnishings)	217	3,073
Interline Brands, Inc.* (Building Materials)	186	3,913
Intermec, Inc.* (Machinery - Diversified)	248	1,319
InterMune, Inc.* (Biotechnology)	217	2,265
Internap Network Services Corp.* (Internet)	248	1,746
International Bancshares Corp. (Banks)	217	4,281
International Speedway Corp. - Class A (Entertainment)	124	3,310
Interval Leisure Group, Inc. (Leisure Time)	217	3,750
INTL FCStone, Inc.* (Diversified Financial Services)	93	2,000
Intralinks Holdings, Inc.* (Internet)	155	722
Invacare Corp. (Healthcare - Products)	93	1,474
Invesco Mortgage Capital, Inc. (REIT)	341	6,015
Investment Technology Group, Inc.* (Diversified Financial Services)	217	2,213
Investors Bancorp, Inc.* (Savings & Loans)	341	5,265
Investors Real Estate Trust (REIT)	434	3,133
ION Geophysical Corp.* (Oil & Gas Services)	589	3,669
IPC The Hospitalist Co.* (Healthcare - Services)	93	3,572
Iridium Communications, Inc.* (Telecommunications)	248	2,180
iRobot Corp.* (Machinery - Diversified)	124	2,928
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	310	4,095
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	651	5,208
iStar Financial, Inc.* (REIT)	620	4,290
Ixia* (Telecommunications)	186	2,344
IXYS Corp.* (Semiconductors)	155	1,931
J & J Snack Foods Corp. (Food)	93	5,214
j2 Global, Inc. (Computers)	248	6,406
Jack Henry & Associates, Inc. (Computers)	372	12,633
Jack in the Box, Inc.* (Retail)	248	5,635
Jaguar Mining, Inc.* (Mining)	465	1,260
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	155	2,956
James River Coal Co.* (Coal)	217	1,076
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	124	6,328
JDA Software Group, Inc.* (Software)	186	5,372
JetBlue Airways Corp.* (Airlines)	1,178	5,596
John Bean Technologies Corp. (Miscellaneous Manufacturing)	217	3,470
Jos. A. Bank Clothiers, Inc.* (Retail)	124	5,896
K12, Inc.* (Commercial Services)	155	3,953
Kadant, Inc.* (Machinery - Diversified)	93	2,406
Kaiser Aluminum Corp. (Mining)	93	4,889
Kaman Corp. (Aerospace/Defense)	124	4,263
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	248	4,479

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kaydon Corp. (Metal Fabricate/Hardware)	155	$3,802
KB Home (Home Builders)	465	4,036
KBW, Inc. (Diversified Financial Services)	186	3,169
Kelly Services, Inc. - Class A (Commercial Services)	124	1,735
KEMET Corp.* (Electronics)	186	1,583
Kenexa Corp.* (Commercial Services)	124	4,051
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	434	686
Key Energy Services, Inc.* (Oil & Gas Services)	589	7,457
Kforce, Inc.* (Commercial Services)	186	2,691
Kilroy Realty Corp. (REIT)	310	14,709
Kindred Healthcare, Inc.* (Healthcare - Services)	248	2,391
KIT Digital, Inc.* (Internet)	217	1,471
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	527	6,925
Knight Transportation, Inc. (Transportation)	279	4,581
Knightsbridge Tankers, Ltd. (Transportation)	93	1,177
Knoll, Inc. (Office Furnishings)	217	3,209
Knology, Inc.* (Media)	155	3,015
Kodiak Oil & Gas Corp.* (Oil & Gas)	868	7,682
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	93	3,616
Korn/Ferry International* (Commercial Services)	217	3,505
Kraton Performance Polymers, Inc.* (Chemicals)	155	4,030
Krispy Kreme Doughnuts, Inc.* (Retail)	279	2,045
Kulicke & Soffa Industries, Inc.* (Semiconductors)	341	4,467
La-Z-Boy, Inc.* (Home Furnishings)	279	4,205
Laclede Group, Inc. (Gas)	217	8,545
Lakeland Financial Corp. (Banks)	248	6,458
Lancaster Colony Corp. (Food)	93	6,065
Landauer, Inc. (Commercial Services)	62	3,269
LaSalle Hotel Properties (REIT)	434	12,764
Lattice Semiconductor Corp.* (Semiconductors)	589	3,216
Layne Christensen Co.* (Engineering & Construction)	93	1,911
Leap Wireless International, Inc.* (Telecommunications)	279	1,565
Lexington Realty Trust (REIT)	589	5,242
LHC Group, Inc.* (Healthcare - Services)	93	1,647
Life Time Fitness, Inc.* (Leisure Time)	186	8,660
Limelight Networks, Inc.* (Internet)	403	1,104
Lincoln Educational Services Corp. (Commercial Services)	124	910
Lindsay Manufacturing Co. (Machinery - Diversified)	62	4,141
Liquidity Services, Inc.* (Internet)	93	4,960
Lithia Motors, Inc. - Class A (Retail)	155	4,159
Littelfuse, Inc. (Electrical Components & Equipment)	93	5,828
Live Nation, Inc.* (Commercial Services)	620	5,617
LivePerson, Inc.* (Computers)	279	4,431
Liz Claiborne, Inc.* (Retail)	372	4,985
LogMeIn, Inc.* (Telecommunications)	93	3,349
Loral Space & Communications, Inc. (Telecommunications)	62	3,847
Louisiana-Pacific Corp.* (Building Materials)	651	5,892
LSB Industries, Inc.* (Miscellaneous Manufacturing)	93	3,155
LTC Properties, Inc. (REIT)	124	4,127
LTX-Credence Corp.* (Semiconductors)	279	1,925
Lufkin Industries, Inc. (Oil & Gas Services)	124	9,528
Lumber Liquidators Holdings, Inc.* (Retail)	124	3,587
Luminex Corp.* (Healthcare - Products)	186	4,657
M.D.C. Holdings, Inc. (Home Builders)	186	5,228
Magellan Health Services, Inc.* (Healthcare - Services)	155	6,863
Magnum Hunter Resources Corp.* (Oil & Gas)	620	3,850
Maiden Holdings, Ltd. (Insurance)	279	2,316
Maidenform Brands, Inc.* (Apparel)	124	2,831
Main Street Capital Corp. (Investment Companies)	186	4,763
MAKO Surgical Corp.* (Healthcare - Products)	155	6,403
Manhattan Associates, Inc.* (Computers)	93	4,664
MannKind Corp.* (Pharmaceuticals)	434	977
ManTech International Corp. - Class A (Software)	124	3,896
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	155	1,987
MarketAxess Holdings, Inc. (Diversified Financial Services)	155	5,318
Marten Transport, Ltd. (Transportation)	93	1,960
Masimo Corp.* (Healthcare - Products)	217	4,802
MasTec, Inc.* (Engineering & Construction)	279	4,852
Materion Corp.* (Mining)	93	2,298
Matrix Service Co.* (Oil & Gas Services)	155	2,116
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	186	5,580
MAXIMUS, Inc. (Commercial Services)	186	8,230
Maxwell Technologies, Inc.* (Computers)	186	1,769
MB Financial, Inc. (Banks)	217	4,485
McEwen Mining, Inc.* (Mining)	558	2,115
MCG Capital Corp. (Investment Companies)	744	3,117
McGrath Rentcorp (Commercial Services)	186	5,472

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McMoRan Exploration Co.* (Oil & Gas)	496	$4,365
MDC Partners, Inc. - Class A (Advertising)	124	1,280
Meadowbrook Insurance Group, Inc. (Insurance)	837	7,391
Measurement Specialties, Inc.* (Electronics)	93	3,323
MedAssets, Inc.* (Software)	248	3,127
Medical Properties Trust, Inc. (REIT)	620	5,816
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	248	9,541
Medidata Solutions, Inc.* (Software)	93	2,410
Medifast, Inc.* (Commercial Services)	62	1,192
Medivation, Inc.* (Pharmaceuticals)	155	12,536
Mentor Graphics Corp.* (Computers)	403	5,823
Mercury Computer Systems, Inc.* (Computers)	186	2,455
Meredith Corp. (Media)	155	4,469
Meridian Bioscience, Inc. (Healthcare - Products)	217	4,459
Merit Medical Systems, Inc.* (Healthcare - Products)	155	2,049
Meritage Homes Corp.* (Home Builders)	186	5,281
Meritor, Inc.* (Auto Parts & Equipment)	465	3,027
Methode Electronics, Inc. (Electronics)	310	2,620
MFA Financial, Inc. (REIT)	1,674	12,354
MGE Energy, Inc. (Electric)	248	11,344
MGIC Investment Corp.* (Insurance)	868	3,003
Micrel, Inc. (Semiconductors)	217	2,363
Microsemi Corp.* (Semiconductors)	403	8,673
MicroStrategy, Inc. - Class A* (Software)	31	4,333
Mid-America Apartment Communities, Inc. (REIT)	155	10,551
Mine Safety Appliances Co. (Environmental Control)	124	5,265
Minerals Technologies, Inc. (Chemicals)	93	6,240
MIPS Technologies, Inc.* (Semiconductors)	248	1,622
MKS Instruments, Inc. (Semiconductors)	248	6,857
MModal, Inc.* (Software)	155	1,978
Mobile Mini, Inc.* (Storage/Warehousing)	186	3,508
Modine Manufacturing Co.* (Auto Parts & Equipment)	279	2,204
Molina Healthcare, Inc.* (Healthcare - Services)	186	4,771
Momenta Pharmaceuticals, Inc.* (Biotechnology)	279	4,431
Monolithic Power Systems, Inc.* (Semiconductors)	155	3,212
Monotype Imaging Holdings, Inc.* (Software)	186	2,639
Monro Muffler Brake, Inc. (Commercial Services)	155	6,395
Montpelier Re Holdings, Ltd. (Insurance)	310	6,361
Moog, Inc. - Class A* (Aerospace/Defense)	217	9,173
Motricity, Inc.* (Telecommunications)	186	192
Move, Inc.* (Internet)	155	1,351
MTS Systems Corp. (Computers)	93	4,461
Mueller Industries, Inc. (Metal Fabricate/Hardware)	186	8,502
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	992	3,561
MVC Capital, Inc. (Investment Companies)	186	2,455
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	62	5,853
Myers Industries, Inc. (Miscellaneous Manufacturing)	217	3,587
MYR Group, Inc.* (Engineering & Construction)	124	2,073
NACCO Industries, Inc. - Class A (Machinery - Diversified)	31	3,518
Nanometrics, Inc.* (Semiconductors)	124	1,923
Nash Finch Co. (Food)	62	1,556
National CineMedia, Inc. (Entertainment)	248	3,544
National Financial Partners* (Diversified Financial Services)	217	3,201
National Health Investors, Inc. (REIT)	155	7,668
National Healthcare Corp. (Healthcare - Services)	93	4,241
National Penn Bancshares, Inc. (Banks)	589	5,431
National Presto Industries, Inc. (Aerospace/Defense)	31	2,285
National Retail Properties, Inc. (REIT)	310	8,488
National Western Life Insurance Co. - Class A (Insurance)	31	4,218
Natus Medical, Inc.* (Healthcare - Products)	155	1,897
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	403	1,257
Navigant Consulting Co.* (Commercial Services)	248	3,452
NBT Bancorp, Inc. (Banks)	527	10,830
Neenah Paper, Inc. (Forest Products & Paper)	93	2,656
Nektar Therapeutics* (Pharmaceuticals)	558	4,252
Nelnet, Inc. - Class A (Diversified Financial Services)	155	4,002
Neogen Corp.* (Pharmaceuticals)	155	6,043
NETGEAR, Inc.* (Telecommunications)	155	5,968
NetScout Systems, Inc.* (Computers)	217	4,490
NetSuite, Inc.* (Software)	124	5,503
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	248	1,843
Neutral Tandem, Inc.* (Telecommunications)	186	2,161
New Jersey Resources Corp. (Gas)	217	9,383
Newcastle Investment Corp. (REIT)	403	2,849
NewMarket Corp. (Chemicals)	31	6,920

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newpark Resources, Inc.* (Oil & Gas Services)	403	$2,563
Newport Corp.* (Electronics)	217	3,704
NIC, Inc. (Internet)	341	3,816
Noranda Aluminum Holding Corp. (Mining)	155	1,646
Nordic American Tankers, Ltd. (Transportation)	217	3,151
Northern Oil and Gas, Inc.* (Oil & Gas)	279	5,421
NorthStar Realty Finance Corp. (REIT)	713	4,064
Northwest Bancshares, Inc. (Savings & Loans)	775	9,548
Northwest Natural Gas Co. (Gas)	124	5,667
NorthWestern Corp. (Electric)	186	6,607
NPS Pharmaceuticals, Inc.* (Biotechnology)	434	3,107
NTELOS Holdings Corp. (Telecommunications)	124	2,507
Nu Skin Enterprises, Inc. (Retail)	217	11,566
Nutrisystem, Inc. (Internet)	155	1,795
NuVasive, Inc.* (Healthcare - Products)	186	3,082
NxStage Medical, Inc.* (Healthcare - Products)	217	3,689
Oasis Petroleum, Inc.* (Oil & Gas)	248	8,201
Oclaro, Inc.* (Telecommunications)	217	623
Ocwen Financial Corp.* (Diversified Financial Services)	341	5,084
OCZ Technology Group, Inc.* (Computers)	248	1,463
Office Depot, Inc.* (Retail)	1,178	3,581
OfficeMax, Inc.* (Retail)	372	1,730
Old Dominion Freight Line, Inc.* (Transportation)	217	9,650
Old National Bancorp (Banks)	372	4,769
Olin Corp. (Chemicals)	341	7,147
OM Group, Inc.* (Chemicals)	155	3,739
OMEGA Healthcare Investors, Inc. (REIT)	434	9,292
Omnicell, Inc.* (Software)	155	2,212
OmniVision Technologies, Inc.* (Semiconductors)	248	4,568
Omnova Solutions, Inc.* (Chemicals)	217	1,701
On Assignment, Inc.* (Commercial Services)	186	3,480
Oncothyreon, Inc.* (Biotechnology)	186	798
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	279	12,697
OpenTable, Inc.* (Internet)	93	4,160
Opko Health, Inc.* (Pharmaceuticals)	1,116	5,301
Oplink Communications, Inc.* (Telecommunications)	124	1,964
OPNET Technologies, Inc. (Software)	62	1,436
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	217	3,212
OraSure Technologies, Inc.* (Healthcare - Products)	279	3,200
Orbital Sciences Corp.* (Aerospace/Defense)	372	4,672
Orient-Express Hotels, Ltd. - Class A* (Lodging)	527	5,634
Oriental Financial Group, Inc. (Banks)	372	4,397
Oritani Financial Corp. (Savings & Loans)	465	6,891
Ormat Technologies, Inc. (Electric)	93	1,839
Orthofix International N.V.* (Healthcare - Products)	93	3,833
OSI Systems, Inc.* (Electronics)	93	6,218
Otter Tail Corp. (Electric)	248	5,446
Overseas Shipholding Group, Inc. (Transportation)	124	1,451
Owens & Minor, Inc. (Distribution/Wholesale)	341	9,971
Oxford Industries, Inc. (Apparel)	62	2,975
OYO Geospace Corp.* (Oil & Gas Services)	31	3,572
P.F. Chang’s China Bistro, Inc. (Retail)	93	3,691
Pacific Biosciences of California, Inc.* (Biotechnology)	186	502
PacWest Bancorp (Banks)	124	2,954
Papa John’s International, Inc.* (Retail)	93	3,746
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	124	5,250
Parametric Technology Corp.* (Software)	527	11,373
Paramount Gold and Silver Corp.* (Mining)	589	1,437
PAREXEL International Corp.* (Commercial Services)	279	7,516
Park Electrochemical Corp. (Electronics)	186	5,366
Park National Corp. (Banks)	93	6,254
Parker Drilling Co.* (Oil & Gas)	558	2,885
Parkway Properties, Inc. (REIT)	124	1,226
Patriot Coal Corp.* (Coal)	465	2,711
PDL BioPharma, Inc. (Biotechnology)	775	4,875
Pebblebrook Hotel Trust (REIT)	279	6,718
Peet’s Coffee & Tea, Inc.* (Beverages)	62	4,763
Pegasystems, Inc. (Software)	93	3,459
Pendrell Corp.* (Commercial Services)	806	1,088
Penn Virginia Corp. (Oil & Gas)	248	1,270
PennantPark Investment Corp. (Investment Companies)	341	3,563
Pennsylvania REIT (REIT)	279	3,931
PennyMac Mortgage Investment Trust (REIT)	248	5,032
Penske Automotive Group, Inc. (Retail)	186	4,918
Perry Ellis International, Inc.* (Apparel)	93	1,740
Petroleum Development* (Oil & Gas)	124	4,264
PetroQuest Energy, Inc.* (Oil & Gas)	310	1,872
Pharmacyclics, Inc.* (Pharmaceuticals)	217	5,981
PharMerica Corp.* (Pharmaceuticals)	155	1,840
PHH Corp.* (Commercial Services)	279	4,325
Photronics, Inc.* (Semiconductors)	248	1,535
PICO Holdings, Inc.* (Water)	124	2,977
Piedmont Natural Gas Co., Inc. (Gas)	310	9,449

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pier 1 Imports, Inc. (Retail)	496	$8,521
Pinnacle Entertainment, Inc.* (Entertainment)	279	3,097
Pinnacle Financial Partners, Inc.* (Banks)	155	2,837
Pioneer Drilling Co.* (Oil & Gas)	248	1,954
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	124	3,007
Plantronics, Inc. (Telecommunications)	248	9,503
Platinum Underwriters Holdings, Ltd. (Insurance)	155	5,676
Plexus Corp.* (Electronics)	155	5,017
PMFG, Inc.* (Miscellaneous Manufacturing)	124	1,675
PNM Resources, Inc. (Electric)	403	7,560
PolyOne Corp. (Chemicals)	403	5,586
Pool Corp. (Distribution/Wholesale)	248	9,154
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	93	6,400
Portland General Electric Co. (Electric)	248	6,406
Post Properties, Inc. (REIT)	217	10,568
Potlatch Corp. (REIT)	186	5,822
Powell Industries, Inc.* (Electrical Components & Equipment)	62	2,022
Power Integrations, Inc. (Semiconductors)	124	4,697
Power-One, Inc.* (Electrical Components & Equipment)	341	1,459
Powerwave Technologies, Inc.* (Telecommunications)	186	210
Premiere Global Services, Inc.* (Telecommunications)	372	3,329
Prestige Brands Holdings, Inc.* (Household Products/Wares)	248	4,214
PriceSmart, Inc. (Retail)	93	7,676
Primerica, Inc. (Insurance)	186	4,879
Primoris Services Corp. (Holding Companies - Diversified)	155	2,235
PrivateBancorp, Inc. (Banks)	248	3,901
ProAssurance Corp. (Insurance)	155	13,654
Progress Software Corp.* (Software)	310	7,173
PROS Holdings, Inc.* (Software)	124	2,442
Prospect Capital Corp. (Investment Companies)	465	5,078
Prosperity Bancshares, Inc. (Banks)	186	8,677
Provident Financial Services, Inc. (Savings & Loans)	403	5,924
Provident New York Bancorp (Savings & Loans)	434	3,663
PS Business Parks, Inc. (REIT)	62	4,232
PSS World Medical, Inc.* (Healthcare - Products)	217	5,193
QLIK Technologies, Inc.* (Software)	310	8,931
Quad Graphics, Inc. (Commercial Services)	93	1,250
Quaker Chemical Corp. (Chemicals)	93	4,036
Quality Systems, Inc. (Software)	186	6,956
Quanex Building Products Corp. (Building Materials)	217	3,999
Quantum Corp.* (Computers)	1,085	2,582
Quest Software, Inc.* (Software)	279	6,492
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	248	11,135
Quidel Corp.* (Healthcare - Products)	155	2,561
Quiksilver, Inc.* (Apparel)	682	2,360
QuinStreet, Inc.* (Internet)	124	1,303
Radian Group, Inc. (Insurance)	651	2,031
Rambus, Inc.* (Semiconductors)	434	2,209
Ramco-Gershenson Properties Trust (REIT)	62	746
Raven Industries, Inc. (Miscellaneous Manufacturing)	93	5,600
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	124	5,813
RealD, Inc.* (Computers)	155	1,872
RealPage, Inc.* (Software)	155	2,813
Red Robin Gourmet Burgers, Inc.* (Retail)	62	2,211
Redwood Trust, Inc. (REIT)	403	4,707
Regis Corp. (Retail)	279	5,120
Renasant Corp. (Banks)	217	3,472
Rent-A-Center, Inc. (Commercial Services)	279	9,545
Resolute Energy Corp.* (Oil & Gas)	248	2,631
Resource Capital Corp. (REIT)	1,023	5,524
Resources Connection, Inc. (Commercial Services)	248	3,219
Retail Opportunity Investments Corp. (REIT)	217	2,637
Rex Energy Corp.* (Oil & Gas)	186	1,955
RF Micro Devices, Inc.* (Telecommunications)	1,209	5,235
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	372	2,876
Rite Aid Corp.* (Retail)	2,542	3,686
RLI Corp. (Insurance)	124	8,541
RLJ Lodging Trust (REIT)	124	2,329
Robbins & Myers, Inc. (Machinery - Diversified)	186	9,060
Rofin-Sinar Technologies, Inc.* (Electronics)	124	3,125
Rogers Corp.* (Electronics)	62	2,374
Rollins, Inc. (Commercial Services)	403	8,564
Rosetta Resources, Inc.* (Oil & Gas)	248	12,467
RSC Holdings, Inc.* (Commercial Services)	372	8,824
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	124	3,044
Ruby Tuesday, Inc.* (Retail)	310	2,108
Rudolph Technologies, Inc.* (Semiconductors)	155	1,674
Rue21, Inc.* (Retail)	62	1,882
Rush Enterprises, Inc.* (Retail)	217	3,923
S&T Bancorp, Inc. (Banks)	248	4,643
Sabra Health Care REIT, Inc. (REIT)	217	3,633
Safeguard Scientifics, Inc.* (Internet)	155	2,536
Safety Insurance Group, Inc. (Insurance)	93	3,706
Saks, Inc.* (Retail)	527	5,776
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	248	12,251
Sanderson Farms, Inc. (Food)	93	4,800
Sandy Spring Bancorp, Inc. (Banks)	124	2,233
Sangamo BioSciences, Inc.* (Biotechnology)	310	1,442

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sanmina-SCI Corp.* (Electronics)	341	$3,035
Sapient Corp. (Internet)	465	5,566
Sauer-Danfoss, Inc. (Machinery - Diversified)	62	2,685
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	341	808
ScanSource, Inc.* (Distribution/Wholesale)	124	4,087
SCBT Financial Corp. (Banks)	93	3,198
Scholastic Corp. (Media)	186	5,682
Schulman (A.), Inc. (Chemicals)	155	3,815
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	93	6,307
Scientific Games Corp. - Class A* (Entertainment)	310	3,150
Seattle Genetics, Inc.* (Biotechnology)	465	9,193
Select Comfort Corp.* (Home Furnishings)	248	7,162
Select Medical Holdings Corp.* (Healthcare - Services)	248	2,125
Selective Insurance Group, Inc. (Insurance)	310	5,422
SemGroup Corp. - Class A* (Pipelines)	186	5,915
Semtech Corp.* (Semiconductors)	279	7,606
Sensient Technologies Corp. (Chemicals)	248	9,213
Sequenom, Inc.* (Biotechnology)	496	2,540
Shenandoah Telecommunications Co. (Telecommunications)	186	2,074
Ship Finance International, Ltd. (Transportation)	217	3,005
ShoreTel, Inc.* (Telecommunications)	217	1,039
Shuffle Master, Inc.* (Entertainment)	341	6,025
Shutterfly, Inc.* (Internet)	124	3,859
SIGA Technologies, Inc.* (Pharmaceuticals)	155	512
Signature Bank* (Banks)	155	10,182
Silicon Graphics International Corp.* (Computers)	155	1,463
Silicon Image, Inc.* (Semiconductors)	372	2,232
Simmons First National Corp. - Class A (Banks)	186	4,527
Simpson Manufacturing Co., Inc. (Building Materials)	217	6,734
Sinclair Broadcast Group, Inc. - Class A (Media)	217	2,231
Six Flags Entertainment Corp. (Entertainment)	93	4,456
SJW Corp. (Water)	124	2,988
Skechers U.S.A., Inc. - Class A* (Apparel)	186	3,473
SkyWest, Inc. (Airlines)	279	2,508
Smart Balance, Inc.* (Food)	310	1,829
Smith Corp. (Miscellaneous Manufacturing)	186	8,854
Snyders-Lance, Inc. (Food)	217	5,616
Solar Capital, Ltd. (Investment Companies)	217	4,505
Solarwinds, Inc.* (Software)	248	11,634
Sonic Automotive, Inc. (Retail)	186	3,129
Sonic Corp.* (Retail)	279	2,014
Sonus Networks, Inc.* (Telecommunications)	992	2,807
Sotheby’s - Class A (Commercial Services)	279	10,970
Sourcefire, Inc.* (Internet)	124	6,323
South Jersey Industries, Inc. (Gas)	155	7,634
Southside Bancshares, Inc. (Banks)	125	2,550
Southwest Gas Corp. (Gas)	186	7,816
Sovran Self Storage, Inc. (REIT)	124	6,535
Spansion, Inc. - Class A* (Computers)	248	2,991
Spartan Stores, Inc. (Food)	155	2,826
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	62	2,140
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	248	2,636
SS&C Technologies Holdings, Inc.* (Software)	155	3,684
Stage Stores, Inc. (Retail)	186	2,840
Standard Microsystems Corp.* (Semiconductors)	155	4,104
Standard Pacific Corp.* (Home Builders)	775	3,922
Standex International Corp. (Miscellaneous Manufacturing)	62	2,732
Star Scientific, Inc.* (Agriculture)	527	1,871
Starwood Property Trust, Inc. (REIT)	403	8,411
State Bank Finacial Corp.* (Banks)	186	3,209
STEC, Inc.* (Computers)	186	1,542
Steelcase, Inc. - Class A (Office Furnishings)	403	3,482
Steiner Leisure, Ltd.* (Commercial Services)	93	4,367
Stepan Co. (Chemicals)	62	5,633
STERIS Corp. (Healthcare - Products)	279	8,763
Sterling Financial Corp.* (Banks)	186	3,612
Steven Madden, Ltd.* (Apparel)	155	6,698
Stewart Enterprises, Inc. - Class A (Commercial Services)	496	3,135
Stifel Financial Corp.* (Diversified Financial Services)	217	7,903
Stillwater Mining Co.* (Mining)	465	4,989
Stone Energy Corp.* (Oil & Gas)	248	6,956
Stoneridge, Inc.* (Electronics)	186	1,603
STR Holdings, Inc.* (Miscellaneous Manufacturing)	124	474
Stratasys, Inc.* (Computers)	93	4,763
Strategic Hotels & Resorts, Inc.* (REIT)	868	5,911
Strayer Education, Inc. (Commercial Services)	62	6,118
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	124	7,077
Sun Communities, Inc. (REIT)	93	4,069
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	93	2,328
Sunrise Assisted Living, Inc.* (Healthcare - Services)	279	1,752
Sunstone Hotel Investors, Inc.* (REIT)	496	5,059
Super Micro Computer, Inc.* (Computers)	155	2,736
Superior Industries International, Inc. (Auto Parts & Equipment)	124	2,122

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Susquehanna Bancshares, Inc. (Banks)	496	$5,144
SVB Financial Group* (Banks)	186	11,921
Swift Energy Co.* (Oil & Gas)	186	5,627
Swift Transportation Co.* (Transportation)	372	3,902
Swisher Hygiene, Inc.* (Commercial Services)	372	837
Sycamore Networks, Inc.* (Telecommunications)	124	1,933
Sykes Enterprises, Inc.* (Computers)	217	3,439
Symetra Financial Corp. (Insurance)	372	4,524
Symmetry Medical, Inc.* (Healthcare - Products)	279	1,984
Synaptics, Inc.* (Computers)	155	4,760
Synchronoss Technologies, Inc.* (Software)	124	3,881
SYNNEX Corp.* (Software)	186	7,085
Syntel, Inc. (Computers)	62	3,713
Take-Two Interactive Software, Inc.* (Software)	341	4,808
TAL International Group, Inc. (Trucking & Leasing)	124	5,122
Tanger Factory Outlet Centers, Inc. (REIT)	341	10,680
Targa Resources Corp. (Oil & Gas Services)	93	4,472
Targacept, Inc.* (Pharmaceuticals)	155	736
Team Health Holdings, Inc.* (Commercial Services)	124	2,671
Team, Inc.* (Commercial Services)	124	3,674
Teekay Tankers, Ltd. - Class A (Transportation)	217	1,120
Tejon Ranch Co.* (Agriculture)	93	2,777
Teledyne Technologies, Inc.* (Aerospace/Defense)	155	10,016
TeleTech Holdings, Inc.* (Commercial Services)	124	1,879
Tennant Co. (Machinery - Diversified)	93	4,120
Tenneco, Inc.* (Auto Parts & Equipment)	279	8,602
Tesco Corp.* (Oil & Gas Services)	155	2,531
Tessera Technologies, Inc.* (Semiconductors)	310	4,848
Tetra Tech, Inc.* (Environmental Control)	310	8,277
TETRA Technologies, Inc.* (Oil & Gas Services)	434	3,780
Texas Capital Bancshares, Inc.* (Banks)	186	7,014
Texas Industries, Inc. (Building Materials)	124	4,168
Texas Roadhouse, Inc. (Retail)	248	4,278
Textainer Group Holdings, Ltd. (Trucking & Leasing)	93	3,262
The Andersons, Inc. (Agriculture)	93	4,687
The Brink’s Co. (Miscellaneous Manufacturing)	217	5,512
The Buckle, Inc. (Retail)	124	5,726
The Cato Corp. - Class A (Retail)	124	3,451
The Cheesecake Factory, Inc.* (Retail)	248	7,812
The Children’s Place Retail Stores, Inc.* (Retail)	93	4,276
The Corporate Executive Board Co. (Commercial Services)	155	6,412
The Ensign Group, Inc. (Healthcare - Services)	93	2,484
The Finish Line, Inc. - Class A (Retail)	217	4,830
The Fresh Market, Inc.* (Food)	124	6,345
The Geo Group, Inc.* (Commercial Services)	310	6,420
The Gorman-Rupp Co. (Machinery - Diversified)	93	2,678
The Greenbrier Cos., Inc.* (Trucking & Leasing)	93	1,604
The Hain Celestial Group, Inc.* (Food)	155	7,331
The Jones Group, Inc. (Apparel)	372	4,174
The Medicines Co.* (Biotechnology)	248	5,478
The Men’s Wearhouse, Inc. (Retail)	217	8,038
The Middleby Corp.* (Machinery - Diversified)	93	9,437
The Navigators Group, Inc.* (Insurance)	62	2,945
The New York Times Co. - Class A* (Media)	589	3,717
The Pantry, Inc.* (Retail)	93	1,187
The Pep Boys - Manny, Moe & Jack (Retail)	248	3,703
The Ryland Group, Inc. (Home Builders)	248	5,582
The Ultimate Software Group, Inc.* (Software)	124	9,568
The Warnaco Group, Inc.* (Apparel)	186	9,851
The Wet Seal, Inc. - Class A* (Retail)	434	1,428
Theravance, Inc.* (Pharmaceuticals)	341	7,379
Thompson Creek Metals Co., Inc.* (Mining)	775	4,596
Titan International, Inc. (Auto Parts & Equipment)	186	5,374
Titan Machinery, Inc.* (Distribution/Wholesale)	62	2,209
TiVo, Inc.* (Home Furnishings)	558	6,021
TNS, Inc.* (Commercial Services)	186	3,794
Tompkins Financial Corp. (Banks)	124	4,693
Tootsie Roll Industries, Inc. (Food)	186	4,429
Tower Group, Inc. (Insurance)	186	4,014
TowneBank (Banks)	279	3,633
TPC Group, Inc.* (Chemicals)	62	2,603
Travelzoo, Inc.* (Internet)	31	805
Tredegar Corp. (Miscellaneous Manufacturing)	155	2,689
TreeHouse Foods, Inc.* (Food)	155	8,914
Trex Co., Inc.* (Building Materials)	62	1,984
Triangle Capital Corp. (Investment Companies)	155	3,133
TriMas Corp.* (Miscellaneous Manufacturing)	124	2,729
Triple-S Management Corp. - Class B* (Healthcare - Services)	155	3,264
TriQuint Semiconductor, Inc.* (Semiconductors)	806	3,933
Triumph Group, Inc. (Aerospace/Defense)	186	11,685

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
True Religion Apparel, Inc.* (Apparel)	124	$3,368
TrueBlue, Inc.* (Commercial Services)	186	3,210
TrustCo Bank Corp. NY (Banks)	775	4,239
Trustmark Corp. (Banks)	248	6,312
TTM Technologies, Inc.* (Electronics)	248	2,562
Tutor Perini Corp.* (Engineering & Construction)	155	2,358
Twin Disc, Inc. (Machinery - Diversified)	62	1,360
Two Harbors Investment Corp. (REIT)	434	4,540
Tyler Technologies, Inc.* (Software)	155	6,192
UIL Holdings Corp. (Electric)	217	7,458
Ultratech Stepper, Inc.* (Semiconductors)	124	3,961
UMB Financial Corp. (Banks)	124	5,958
Umpqua Holdings Corp. (Banks)	527	6,977
UniFirst Corp. (Textiles)	93	5,651
Unisource Energy Corp. (Electric)	186	6,770
Unisys Corp.* (Computers)	186	3,471
United Bankshares, Inc. (Banks)	248	6,555
United Fire Group, Inc. (Insurance)	155	2,669
United Natural Foods, Inc.* (Food)	217	10,696
United Online, Inc. (Internet)	496	2,351
United Rentals, Inc.* (Commercial Services)	279	13,024
United Stationers, Inc. (Distribution/Wholesale)	186	5,275
Universal American Corp. (Insurance)	155	1,423
Universal Corp. (Agriculture)	124	5,683
Universal Display Corp.* (Electrical Components & Equipment)	186	8,364
Universal Electronics, Inc.* (Home Furnishings)	93	1,574
Universal Forest Products, Inc. (Building Materials)	93	3,478
Universal Health Realty Income Trust (REIT)	62	2,507
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	31	1,438
Universal Technical Institute, Inc. (Commercial Services)	124	1,488
Urstadt Biddle Properties - Class A (REIT)	124	2,386
US Airways Group, Inc.* (Airlines)	775	7,951
US Ecology, Inc. (Environmental Control)	155	3,360
USA Mobility, Inc. (Telecommunications)	155	2,003
USEC, Inc.* (Mining)	651	548
USG Corp.* (Building Materials)	372	6,715
Vail Resorts, Inc. (Entertainment)	186	7,585
Valassis Communications, Inc.* (Commercial Services)	217	4,340
ValueClick, Inc.* (Internet)	341	7,222
ValueVision Media, Inc. - Class A* (Advertising)	248	402
Vantage Drilling Co.* (Oil & Gas)	992	1,567
VASCO Data Security International, Inc.* (Internet)	155	1,207
Vector Group, Ltd. (Agriculture)	341	5,916
Veeco Instruments, Inc.* (Semiconductors)	186	5,615
Venoco, Inc.* (Oil & Gas)	124	1,378
Vera Bradley, Inc.* (Retail)	93	2,416
Verint Systems, Inc.* (Software)	124	3,750
Viad Corp. (Commercial Services)	124	2,242
ViaSat, Inc.* (Telecommunications)	186	8,984
Vicor Corp. (Electrical Components & Equipment)	155	1,080
ViewPoint Financial Group, Inc. (Savings & Loans)	279	4,439
VirnetX Holding Corp.* (Internet)	186	4,620
ViroPharma, Inc.* (Pharmaceuticals)	372	8,091
Virtus Investment Partners, Inc.* (Diversified Financial Services)	31	2,616
Vitamin Shoppe, Inc.* (Retail)	124	5,837
VIVUS, Inc.* (Pharmaceuticals)	465	11,262
Vocus, Inc.* (Internet)	93	1,202
Volcano Corp.* (Healthcare - Products)	217	5,892
Volterra Semiconductor Corp.* (Semiconductors)	155	5,098
Vonage Holdings Corp.* (Telecommunications)	806	1,644
W&T Offshore, Inc. (Oil & Gas)	186	3,677
Wabash National Corp.* (Auto Manufacturers)	465	3,892
Walter Investment Management Corp. (REIT)	124	2,509
Washington REIT (REIT)	279	8,244
Washington Trust Bancorp, Inc. (Banks)	124	2,935
Watsco, Inc. (Distribution/Wholesale)	155	11,152
Watts Water Technologies, Inc. - Class A (Electronics)	124	4,566
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	279	2,528
WD-40 Co. (Household Products/Wares)	93	4,192
Web.com Group, Inc.* (Internet)	155	2,007
Websense, Inc.* (Internet)	186	3,858
Webster Financial Corp. (Banks)	279	6,342
Weis Markets, Inc. (Food)	93	4,148
WellCare Health Plans, Inc.* (Healthcare - Services)	186	11,379
Werner Enterprises, Inc. (Transportation)	248	5,858
WesBanco, Inc. (Banks)	279	5,714
West Coast Bancorp* (Banks)	124	2,423
West Pharmaceutical Services, Inc. (Healthcare - Products)	248	11,135
Westamerica Bancorp (Banks)	155	7,110
Western Alliance Bancorp* (Banks)	372	3,266
Western Refining, Inc. (Oil & Gas)	248	4,724
WGL Holdings, Inc. (Gas)	217	8,704
Winthrop Realty Trust (REIT)	217	2,315
Wintrust Financial Corp. (Banks)	155	5,600
Wolverine World Wide, Inc. (Apparel)	217	9,103
Woodward, Inc. (Electronics)	279	11,604
World Acceptance Corp.* (Diversified Financial Services)	62	4,124
World Fuel Services Corp. (Retail)	341	15,024

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metal Fabricate/Hardware)	310	$5,530
Wright Express Corp.* (Commercial Services)	186	11,871
Wright Medical Group, Inc.* (Healthcare - Products)	186	3,465
Xyratex, Ltd. (Computers)	217	3,151
Zep, Inc. (Chemicals)	124	1,767
ZIOPHARM Oncology, Inc.* (Biotechnology)	341	1,623
Zumiez, Inc.* (Retail)	93	3,409

TOTAL COMMON STOCKS (Cost $3,791,971)		5,238,088

	Principal Amount	Value
Repurchase Agreements(a)(b) (55.4%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $9,000,034	$9,000,000	$9,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,000,000)		9,000,000

TOTAL INVESTMENT SECURITIES (Cost $12,791,971) — 87.7%		14,238,088
Net other assets (liabilities) — 12.3%		1,995,891

NET ASSETS — 100.0%		$16,233,979

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $912,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $1,790,580)	22	$40,053

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,124,219	$(53,855)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,113,201	(22,356)
		$(76,211)

Small-Cap ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$3,765	NM
Aerospace/Defense	75,022	0.5%
Agriculture	20,934	0.1%
Airlines	30,176	0.2%
Apparel	77,145	0.5%
Auto Manufacturers	3,892	NM
Auto Parts & Equipment	51,834	0.3%
Banks	337,261	2.1%
Beverages	11,468	0.1%
Biotechnology	105,930	0.7%
Building Materials	57,653	0.4%
Chemicals	101,788	0.6%
Coal	8,558	0.1%
Commercial Services	346,319	2.1%
Computers	112,556	0.7%
Cosmetics/Personal Care	5,090	NM
Distribution/Wholesale	57,973	0.4%
Diversified Financial Services	83,082	0.5%
Electric	115,985	0.7%
Electrical Components & Equipment	53,649	0.3%
Electronics	122,244	0.8%
Energy - Alternate Sources	5,659	NM
Engineering & Construction	39,134	0.2%
Entertainment	50,730	0.3%
Environmental Control	45,409	0.3%
Food	94,288	0.6%
Forest Products & Paper	42,019	0.3%
Gas	59,803	0.4%
Hand/Machine Tools	4,664	NM
Healthcare - Products	181,409	1.1%
Healthcare - Services	88,120	0.5%
Holding Companies - Diversified	5,876	NM
Home Builders	24,049	0.1%
Home Furnishings	24,741	0.2%
Household Products/Wares	27,575	0.2%
Insurance	170,176	1.0%
Internet	118,314	0.7%
Investment Companies	41,732	0.3%
Iron/Steel	1,438	NM
Leisure Time	24,905	0.2%
Lodging	16,660	0.1%
Machinery - Construction & Mining	4,850	NM
Machinery - Diversified	87,339	0.5%
Media	35,376	0.2%
Metal Fabricate/Hardware	38,376	0.2%
Mining	58,204	0.4%
Miscellaneous Manufacturing	125,576	0.8%
Office Furnishings	19,841	0.1%
Oil & Gas	181,078	1.1%
Oil & Gas Services	80,285	0.5%
Packaging & Containers	4,312	NM
Pharmaceuticals	174,826	1.1%
Pipelines	9,148	0.1%
Private Equity	3,891	NM
REIT	469,460	2.9%
Real Estate	5,394	NM
Retail	357,041	2.2%
Savings & Loans	52,931	0.3%
Semiconductors	157,423	1.0%
Software	230,623	1.4%
Storage/Warehousing	3,508	NM
Telecommunications	149,894	0.9%
Textiles	9,726	0.1%
Toys/Games/Hobbies	2,956	NM
Transportation	94,032	0.6%
Trucking & Leasing	16,869	0.1%
Water	16,104	0.2%
Other**	10,995,891	67.7%
Total	$16,233,979	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (45.1%)
Activision Blizzard, Inc. (Software)	7,590	$97,683
Adobe Systems, Inc.* (Software)	3,333	111,855
Akamai Technologies, Inc.* (Internet)	1,188	38,729
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,254	113,261
Altera Corp. (Semiconductors)	2,178	77,471
Amazon.com, Inc.* (Internet)	3,069	711,701
Amgen, Inc. (Biotechnology)	5,346	380,154
Apollo Group, Inc. - Class A* (Commercial Services)	858	30,219
Apple Computer, Inc.* (Computers)	6,303	3,682,465
Applied Materials, Inc. (Semiconductors)	8,745	104,853
Autodesk, Inc.* (Software)	1,518	59,764
Automatic Data Processing, Inc. (Commercial Services)	3,333	185,381
Avago Technologies, Ltd. (Semiconductors)	1,650	56,892
Baidu, Inc.ADR* (Internet)	1,848	245,230
Bed Bath & Beyond, Inc.* (Retail)	1,617	113,821
Biogen Idec, Inc.* (Biotechnology)	1,617	216,694
BMC Software, Inc.* (Software)	1,122	46,294
Broadcom Corp. - Class A (Semiconductors)	3,333	121,988
C.H. Robinson Worldwide, Inc. (Transportation)	1,089	65,057
CA, Inc. (Software)	3,300	87,186
Celgene Corp.* (Biotechnology)	2,970	216,572
Cerner Corp.* (Software)	1,155	93,659
Check Point Software Technologies, Ltd.* (Software)	1,419	82,486
Cisco Systems, Inc. (Telecommunications)	36,432	734,105
Citrix Systems, Inc.* (Software)	1,254	107,355
Cognizant Technology Solutions Corp.* (Computers)	2,046	150,013
Comcast Corp. - Class A (Media)	14,157	429,382
Costco Wholesale Corp. (Retail)	2,937	258,955
Ctrip.com International, Ltd.ADR* (Internet)	990	21,453
Dell, Inc.* (Computers)	12,144	198,797
DENTSPLY International, Inc. (Healthcare - Products)	957	39,294
DIRECTV - Class A* (Media)	4,587	226,002
Dollar Tree, Inc.* (Retail)	792	80,515
eBay, Inc.* (Internet)	8,712	357,628
Electronic Arts, Inc.* (Software)	2,244	34,513
Expedia, Inc. (Internet)	825	35,170
Expeditors International of Washington, Inc. (Transportation)	1,419	56,760
Express Scripts Holding Co.* (Pharmaceuticals)	5,412	301,935
F5 Networks, Inc.* (Internet)	528	70,715
Fastenal Co. (Distribution/Wholesale)	2,013	94,249
Fiserv, Inc.* (Software)	924	64,948
Flextronics International, Ltd.* (Electronics)	4,653	30,989
Fossil, Inc.* (Distribution/Wholesale)	429	56,057
Garmin, Ltd. (Electronics)	1,320	62,212
Gilead Sciences, Inc.* (Biotechnology)	5,115	266,031
Google, Inc. - Class A* (Internet)	1,749	1,058,547
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,056	51,480
Henry Schein, Inc.* (Healthcare - Products)	594	45,584
Infosys Technologies, Ltd.ADR (Computers)	561	26,563
Intel Corp. (Semiconductors)	33,792	959,693
Intuit, Inc. (Software)	1,980	114,781
Intuitive Surgical, Inc.* (Healthcare - Products)	264	152,645
KLA -Tencor Corp. (Semiconductors)	1,122	58,512
Lam Research Corp.* (Semiconductors)	825	34,361
Liberty Media Holding Corp. - Interactive Series A* (Internet)	3,696	69,633
Life Technologies Corp.* (Biotechnology)	1,221	56,606
Linear Technology Corp. (Semiconductors)	1,551	50,733
Marvell Technology Group, Ltd.* (Semiconductors)	3,960	59,440
Mattel, Inc. (Toys/Games/Hobbies)	2,277	76,507
Maxim Integrated Products, Inc. (Semiconductors)	1,980	58,568
Microchip Technology, Inc. (Semiconductors)	1,287	45,483
Micron Technology, Inc.* (Semiconductors)	6,666	43,929
Microsoft Corp. (Software)	56,760	1,817,455
Monster Beverage Corp.* (Beverages)	1,188	77,172
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,871	62,329
NetApp, Inc.* (Computers)	2,409	93,541
Netflix, Inc.* (Internet)	363	29,091
News Corp. - Class A (Media)	11,319	221,852
Nuance Communications, Inc.* (Software)	2,079	50,811
NVIDIA Corp.* (Semiconductors)	4,125	53,625
O’Reilly Automotive, Inc.* (Retail)	858	90,485
Oracle Corp. (Software)	33,990	998,966
PACCAR, Inc. (Auto Manufacturers)	2,409	103,491
Paychex, Inc. (Commercial Services)	2,442	75,653
Perrigo Co. (Pharmaceuticals)	627	65,772
Priceline.com, Inc.* (Internet)	330	251,071
Qualcomm, Inc. (Telecommunications)	11,451	731,032
Randgold Resources, Ltd.ADR (Mining)	363	32,361
Research In Motion, Ltd.* (Computers)	3,531	50,493
Ross Stores, Inc. (Retail)	1,551	95,526
SanDisk Corp.* (Computers)	1,650	61,067
Seagate Technology PLC (Computers)	3,036	93,387
Sears Holdings Corp.* (Retail)	726	39,044
Sigma-Aldrich Corp. (Chemicals)	825	58,493
Sirius XM Radio, Inc.* (Media)	25,410	57,427
Staples, Inc. (Retail)	4,686	72,164
Starbucks Corp. (Retail)	5,082	291,605
Stericycle, Inc.* (Environmental Control)	561	48,583
Symantec Corp.* (Internet)	4,917	81,229
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,719	215,847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors)	7,689	$245,587
VeriSign, Inc. (Internet)	1,089	44,769
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,419	54,603
Virgin Media, Inc. (Telecommunications)	1,881	46,197
Vodafone Group PLCADR (Telecommunications)	5,907	164,392
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,683	36,605
Whole Foods Market, Inc. (Food)	1,221	101,428
Wynn Resorts, Ltd. (Lodging)	693	92,446
Xilinx, Inc. (Semiconductors)	1,782	64,829
Yahoo!, Inc.* (Internet)	8,217	127,692

TOTAL COMMON STOCKS (Cost $8,768,059)		20,477,678

	Principal Amount	Value
Repurchase Agreements(a)(b) (57.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $26,268,098	$26,268,000	$26,268,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,268,000)		26,268,000

TOTAL INVESTMENT SECURITIES (Cost $35,036,059) — 102.9%		46,745,678
Net other assets (liabilities) — (2.9)%		(1,302,088)

NET ASSETS — 100.0%		$45,443,590

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,439,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $7,230,545)	133	$289,435

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$9,757,513	$(70,847)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	7,919,029	(51,115)
		$(121,962)

NASDAQ-100 ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$103,491	0.2%
Beverages	128,652	0.3%
Biotechnology	1,303,921	2.9%
Chemicals	58,493	0.1%
Commercial Services	291,253	0.6%
Computers	4,356,326	9.6%
Distribution/Wholesale	150,306	0.3%
Electronics	93,201	0.2%
Environmental Control	48,583	0.1%
Food	101,428	0.2%
Healthcare - Products	237,523	0.5%
Internet	3,142,658	6.9%
Lodging	92,446	0.2%
Media	934,663	2.1%
Mining	32,361	0.1%
Pharmaceuticals	682,488	1.5%
Retail	1,042,115	2.3%
Semiconductors	2,035,964	4.5%
Software	3,767,756	8.3%
Telecommunications	1,675,726	3.7%
Toys/Games/Hobbies	76,507	0.2%
Transportation	121,817	0.3%
Other**	24,965,912	54.9%
Total	$45,443,590	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (98.1%)
3M Co. (Miscellaneous Manufacturing)	1,000	$89,360
Abercrombie & Fitch Co. - Class A (Retail)	600	30,102
Accenture PLC - Class A (Computers)	1,000	64,950
ACE, Ltd. (Insurance)	2,200	167,134
Adobe Systems, Inc.* (Software)	1,600	53,696
Advanced Micro Devices, Inc.* (Semiconductors)	3,600	26,496
Aetna, Inc. (Healthcare - Services)	1,000	44,040
Agilent Technologies, Inc. (Electronics)	600	25,308
AGL Resources, Inc. (Gas)	800	31,544
Air Products & Chemicals, Inc. (Chemicals)	400	34,196
Airgas, Inc. (Chemicals)	200	18,328
Alcoa, Inc. (Mining)	6,800	66,164
Allegheny Technologies, Inc. (Iron/Steel)	600	25,764
Allstate Corp. (Insurance)	3,200	106,656
Alpha Natural Resources, Inc.* (Coal)	1,400	22,582
Altria Group, Inc. (Agriculture)	8,600	277,006
Ameren Corp. (Electric)	1,600	52,464
American Electric Power, Inc. (Electric)	3,000	116,520
American Express Co. (Diversified Financial Services)	2,600	156,546
American International Group, Inc.* (Insurance)	3,400	115,702
Ameriprise Financial, Inc. (Diversified Financial Services)	1,400	75,894
AmerisourceBergen Corp. (Pharmaceuticals)	1,600	59,536
Anadarko Petroleum Corp. (Oil & Gas)	1,600	117,136
Analog Devices, Inc. (Semiconductors)	800	31,184
Aon PLC (Insurance)	600	31,080
Apache Corp. (Oil & Gas)	800	76,752
Apartment Investment and Management Co. - Class A (REIT)	400	10,860
Applied Materials, Inc. (Semiconductors)	8,200	98,318
Archer-Daniels-Midland Co. (Agriculture)	4,200	129,486
Assurant, Inc. (Insurance)	600	24,204
AT&T, Inc. (Telecommunications)	37,200	1,224,252
Autodesk, Inc.* (Software)	800	31,496
AutoNation, Inc.* (Retail)	200	6,916
AvalonBay Communities, Inc. (REIT)	200	29,080
Avery Dennison Corp. (Household Products/Wares)	600	19,188
Avon Products, Inc. (Cosmetics/Personal Care)	2,800	60,480
Baker Hughes, Inc. (Oil & Gas Services)	1,200	52,932
Ball Corp. (Packaging & Containers)	400	16,704
Bank of America Corp. (Banks)	67,400	546,614
Bank of New York Mellon Corp. (Banks)	7,600	179,740
BB&T Corp. (Banks)	4,400	140,976
Beam, Inc. (Beverages)	1,000	56,780
Bemis Co., Inc. (Packaging & Containers)	600	19,434
Berkshire Hathaway, Inc. - Class B* (Insurance)	11,000	884,950
Best Buy Co., Inc. (Retail)	1,800	39,726
Big Lots, Inc.* (Retail)	200	7,328
BMC Software, Inc.* (Software)	200	8,252
Boeing Co. (Aerospace/Defense)	1,800	138,240
BorgWarner, Inc.* (Auto Parts & Equipment)	200	15,808
Boston Properties, Inc. (REIT)	400	43,300
Boston Scientific Corp.* (Healthcare - Products)	9,200	57,592
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,200	140,154
CA, Inc. (Software)	2,200	58,124
Cablevision Systems Corp. NY - Class A (Media)	1,400	20,748
Campbell Soup Co. (Food)	600	20,298
Capital One Financial Corp. (Banks)	3,400	188,632
Cardinal Health, Inc. (Pharmaceuticals)	2,200	92,994
CareFusion Corp.* (Healthcare - Products)	1,400	36,274
CarMax, Inc.* (Retail)	1,400	43,218
Carnival Corp. - Class A (Leisure Time)	2,800	90,972
Caterpillar, Inc. (Machinery - Construction & Mining)	1,400	143,878
CBRE Group, Inc. - Class A* (Real Estate)	2,000	37,620
CBS Corp. - Class B (Media)	4,000	133,400
CenterPoint Energy, Inc. (Gas)	2,600	52,546
CenturyLink, Inc. (Telecommunications)	3,800	146,528
Chesapeake Energy Corp. (Oil & Gas)	4,200	77,448
Chevron Corp. (Oil & Gas)	5,800	618,048
CIGNA Corp. (Healthcare - Services)	1,800	83,214
Cincinnati Financial Corp. (Insurance)	1,000	35,620
Cintas Corp. (Textiles)	600	23,502
Cisco Systems, Inc. (Telecommunications)	33,800	681,070
Citigroup, Inc. (Banks)	18,400	607,936
Clorox Co. (Household Products/Wares)	200	14,020
CME Group, Inc. (Diversified Financial Services)	400	106,328
CMS Energy Corp. (Electric)	1,600	36,784
Coca-Cola Enterprises, Inc. (Beverages)	1,800	54,216
Comcast Corp. - Class A (Media)	17,000	515,610
Comerica, Inc. (Banks)	1,200	38,424
Computer Sciences Corp. (Computers)	1,000	28,060
ConAgra Foods, Inc. (Food)	2,600	67,132
ConocoPhillips (Oil & Gas)	8,000	573,040
CONSOL Energy, Inc. (Coal)	400	13,296
Consolidated Edison, Inc. (Electric)	800	47,560
Constellation Brands, Inc.* (Beverages)	1,000	21,600
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	400	25,028

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corning, Inc. (Telecommunications)	9,600	$137,760
Costco Wholesale Corp. (Retail)	1,200	105,804
Coventry Health Care, Inc. (Healthcare - Services)	800	23,992
Covidien PLC (Healthcare - Products)	800	44,184
CSX Corp. (Transportation)	3,600	80,316
Cummins, Inc. (Machinery - Diversified)	400	46,332
CVS Caremark Corp. (Retail)	8,200	365,884
D.R. Horton, Inc. (Home Builders)	1,800	29,430
Danaher Corp. (Miscellaneous Manufacturing)	800	43,376
Darden Restaurants, Inc. (Retail)	200	10,016
Dean Foods Co.* (Food)	1,200	14,736
Dell, Inc.* (Computers)	9,600	157,152
Denbury Resources, Inc.* (Oil & Gas)	2,400	45,696
DENTSPLY International, Inc. (Healthcare - Products)	400	16,424
Devon Energy Corp. (Oil & Gas)	2,600	181,610
Discover Financial Services (Diversified Financial Services)	3,400	115,260
Dominion Resources, Inc. (Electric)	1,000	52,190
Dover Corp. (Miscellaneous Manufacturing)	400	25,064
Dr. Pepper Snapple Group, Inc. (Beverages)	600	24,348
DTE Energy Co. (Electric)	1,000	56,380
Duke Energy Corp. (Electric)	8,400	180,012
E*TRADE Financial Corp.* (Diversified Financial Services)	1,600	17,008
E.I. du Pont de Nemours & Co. (Chemicals)	1,800	96,228
Eastman Chemical Co. (Chemicals)	400	21,588
Eaton Corp. (Miscellaneous Manufacturing)	2,200	105,996
eBay, Inc.* (Internet)	2,600	106,730
Edison International (Electric)	2,000	88,020
El Paso Corp. (Pipelines)	2,600	77,142
Electronic Arts, Inc.* (Software)	1,000	15,380
Eli Lilly & Co. (Pharmaceuticals)	2,000	82,780
EMC Corp.* (Computers)	5,800	163,618
Emerson Electric Co. (Electrical Components & Equipment)	1,400	73,556
Entergy Corp. (Electric)	1,200	78,672
EQT Corp. (Oil & Gas)	400	19,924
Equifax, Inc. (Commercial Services)	400	18,328
Equity Residential (REIT)	600	36,864
Exelon Corp. (Electric)	5,400	210,654
Expedia, Inc. (Internet)	200	8,526
Expeditors International of Washington, Inc. (Transportation)	400	16,000
Exxon Mobil Corp. (Oil & Gas)	10,600	915,204
Fastenal Co. (Distribution/Wholesale)	600	28,092
Federated Investors, Inc. - Class B (Diversified Financial Services)	600	13,248
FedEx Corp. (Transportation)	2,000	176,480
Fidelity National Information Services, Inc. (Software)	1,400	47,138
Fifth Third Bancorp (Banks)	5,800	82,534
First Horizon National Corp. (Banks)	1,601	14,696
FirstEnergy Corp. (Electric)	2,600	121,732
FLIR Systems, Inc. (Electronics)	200	4,492
Fluor Corp. (Engineering & Construction)	400	23,100
Ford Motor Co. (Auto Manufacturers)	23,800	268,464
Forest Laboratories, Inc.* (Pharmaceuticals)	1,600	55,728
Freeport-McMoRan Copper & Gold, Inc. (Mining)	6,000	229,800
Frontier Communications Corp. (Telecommunications)	6,200	25,048
GameStop Corp. - Class A (Retail)	800	18,208
Gannett Co., Inc. (Media)	1,400	19,348
General Dynamics Corp. (Aerospace/Defense)	800	54,000
General Electric Co. (Miscellaneous Manufacturing)	66,600	1,304,028
General Mills, Inc. (Food)	1,400	54,446
Genuine Parts Co. (Distribution/Wholesale)	200	12,956
Genworth Financial, Inc. - Class A* (Insurance)	3,000	18,030
H & R Block, Inc. (Commercial Services)	1,800	26,460
Halliburton Co. (Oil & Gas Services)	2,400	82,128
Harley-Davidson, Inc. (Leisure Time)	800	41,864
Harman International Industries, Inc. (Home Furnishings)	400	19,832
Harris Corp. (Telecommunications)	800	36,432
Hartford Financial Services Group, Inc. (Insurance)	2,800	57,540
Hasbro, Inc. (Toys/Games/Hobbies)	200	7,348
HCP, Inc. (REIT)	1,400	58,030
Health Care REIT, Inc. (REIT)	600	33,996
Heinz (H.J.) Co. (Food)	400	21,324
Hess Corp. (Oil & Gas)	2,000	104,280
Hewlett-Packard Co. (Computers)	12,400	307,024
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,800	109,188
Hormel Foods Corp. (Food)	400	11,624
Hospira, Inc.* (Healthcare - Products)	1,000	35,120
Host Hotels & Resorts, Inc. (REIT)	4,400	73,216
Hudson City Bancorp, Inc. (Savings & Loans)	3,400	24,004
Humana, Inc. (Healthcare - Services)	400	32,272
Huntington Bancshares, Inc. (Banks)	5,400	36,126
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,200	68,856
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,800	76,536
Integrys Energy Group, Inc. (Electric)	400	21,856
Intel Corp. (Semiconductors)	15,400	437,360
International Game Technology (Entertainment)	1,800	28,044
International Paper Co. (Forest Products & Paper)	2,800	93,268
Invesco, Ltd. (Diversified Financial Services)	2,800	69,552
Iron Mountain, Inc. (Commercial Services)	600	18,222
J.C. Penney Co., Inc. (Retail)	1,000	36,060
J.P. Morgan Chase & Co. (Banks)	24,000	1,031,520
Jabil Circuit, Inc. (Electronics)	1,200	28,140
Jacobs Engineering Group, Inc.* (Engineering & Construction)	800	35,064

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	1,400	$17,010
Johnson Controls, Inc. (Auto Parts & Equipment)	4,200	134,274
Juniper Networks, Inc.* (Telecommunications)	1,200	25,716
KeyCorp (Banks)	6,000	48,240
Kimco Realty Corp. (REIT)	2,600	50,466
Kohls Corp. (Retail)	600	30,078
Kraft Foods, Inc. (Food)	5,200	207,324
Kroger Co. (Food)	3,600	83,772
L-3 Communications Holdings, Inc. (Aerospace/Defense)	600	44,124
Legg Mason, Inc. (Diversified Financial Services)	800	20,856
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	800	17,416
Lennar Corp. - Class A (Home Builders)	1,000	27,740
Leucadia National Corp. (Holding Companies - Diversified)	1,200	29,832
Lexmark International, Inc. - Class A (Computers)	400	12,040
Lincoln National Corp. (Insurance)	1,800	44,586
Linear Technology Corp. (Semiconductors)	600	19,626
Loews Corp. (Insurance)	2,000	82,260
Lorillard, Inc. (Agriculture)	200	27,058
Lowe’s Cos., Inc. (Retail)	7,800	245,466
LSI Logic Corp.* (Semiconductors)	1,800	14,472
M&T Bank Corp. (Banks)	800	69,016
Macy’s, Inc. (Retail)	2,600	106,652
Marathon Oil Corp. (Oil & Gas)	4,400	129,096
Marathon Petroleum Corp. (Oil & Gas)	2,200	91,542
Marriott International, Inc. - Class A (Lodging)	1,001	39,115
Marsh & McLennan Cos., Inc. (Insurance)	3,400	113,730
Masco Corp. (Building Materials)	1,600	21,088
Mattel, Inc. (Toys/Games/Hobbies)	1,200	40,320
McCormick & Co., Inc. (Food)	200	11,182
McGraw-Hill Cos., Inc. (Media)	800	39,336
McKesson Corp. (Pharmaceuticals)	1,600	146,256
MeadWestvaco Corp. (Forest Products & Paper)	1,000	31,820
Medtronic, Inc. (Healthcare - Products)	2,200	84,040
Merck & Co., Inc. (Pharmaceuticals)	6,600	258,984
MetLife, Inc. (Insurance)	6,600	237,798
MetroPCS Communications, Inc.* (Telecommunications)	1,800	13,140
Micron Technology, Inc.* (Semiconductors)	6,200	40,858
Microsoft Corp. (Software)	20,200	646,804
Molex, Inc. (Electrical Components & Equipment)	800	22,072
Molson Coors Brewing Co. - Class B (Beverages)	1,000	41,580
Moody’s Corp. (Commercial Services)	600	24,570
Morgan Stanley Dean Witter & Co. (Banks)	9,600	165,888
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,000	38,820
Motorola Solutions, Inc. (Telecommunications)	1,800	91,854
Murphy Oil Corp. (Oil & Gas)	1,200	65,964
Nabors Industries, Ltd.* (Oil & Gas)	1,800	29,970
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	800	19,656
National Oilwell Varco, Inc. (Oil & Gas Services)	800	60,608
Newell Rubbermaid, Inc. (Housewares)	1,800	32,760
Newfield Exploration Co.* (Oil & Gas)	200	7,180
News Corp. - Class A (Media)	13,600	266,560
NextEra Energy, Inc. (Electric)	1,000	64,350
NiSource, Inc. (Gas)	1,800	44,370
Noble Corp. (Oil & Gas)	1,600	60,896
Noble Energy, Inc. (Oil & Gas)	400	39,728
Nordstrom, Inc. (Retail)	200	11,172
Norfolk Southern Corp. (Transportation)	400	29,172
Northeast Utilities System (Electric)	2,000	73,540
Northern Trust Corp. (Banks)	1,600	76,144
Northrop Grumman Corp. (Aerospace/Defense)	1,600	101,248
Novellus Systems, Inc.* (Semiconductors)	200	9,350
NRG Energy, Inc.* (Electric)	1,400	23,800
Nucor Corp. (Iron/Steel)	2,000	78,420
NVIDIA Corp.* (Semiconductors)	2,600	33,800
NYSE Euronext (Diversified Financial Services)	1,600	41,200
Occidental Petroleum Corp. (Oil & Gas)	1,400	127,708
Omnicom Group, Inc. (Advertising)	800	41,048
ONEOK, Inc. (Pipelines)	200	17,178
Owens-Illinois, Inc.* (Packaging & Containers)	1,000	23,250
PACCAR, Inc. (Auto Manufacturers)	2,200	94,512
Parker Hannifin Corp. (Miscellaneous Manufacturing)	400	35,076
Patterson Cos., Inc. (Healthcare - Products)	200	6,818
Paychex, Inc. (Commercial Services)	1,000	30,980
People’s United Financial, Inc. (Savings & Loans)	2,200	27,148
Pepco Holdings, Inc. (Electric)	1,400	26,488
PerkinElmer, Inc. (Electronics)	800	22,080
Pfizer, Inc. (Pharmaceuticals)	47,400	1,086,882
PG&E Corp. (Electric)	2,600	114,868
Pinnacle West Capital Corp. (Electric)	600	29,010
Pitney Bowes, Inc. (Office/Business Equipment)	1,200	20,556
Plum Creek Timber Co., Inc. (Forest Products & Paper)	600	25,224
PNC Financial Services Group (Banks)	3,400	225,488
PPL Corp. (Electric)	3,600	98,460
Precision Castparts Corp. (Metal Fabricate/Hardware)	400	70,548
Principal Financial Group, Inc. (Insurance)	1,800	49,806

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Procter & Gamble Co. (Cosmetics/Personal Care)	4,400	$280,016
Progress Energy, Inc. (Electric)	800	42,576
Progressive Corp. (Insurance)	3,800	80,940
Prologis, Inc. (REIT)	1,800	64,404
Prudential Financial, Inc. (Insurance)	3,000	181,620
Public Service Enterprise Group, Inc. (Electric)	3,200	99,680
Public Storage, Inc. (REIT)	200	28,652
PulteGroup, Inc.* (Home Builders)	1,200	11,808
QEP Resources, Inc. (Oil & Gas)	1,200	36,972
Quanta Services, Inc.* (Commercial Services)	1,400	30,968
R.R. Donnelley & Sons Co. (Commercial Services)	1,200	15,012
Range Resources Corp. (Oil & Gas)	200	13,332
Raytheon Co. (Aerospace/Defense)	800	43,312
Regions Financial Corp. (Banks)	8,800	59,312
Republic Services, Inc. (Environmental Control)	2,000	54,740
Reynolds American, Inc. (Agriculture)	1,000	40,830
Robert Half International, Inc. (Commercial Services)	600	17,880
Rockwell Collins, Inc. (Aerospace/Defense)	200	11,178
Rowan Cos., Inc.* (Oil & Gas)	800	27,624
Ryder System, Inc. (Transportation)	400	19,488
Safeway, Inc. (Food)	1,600	32,528
SAIC, Inc. (Commercial Services)	1,800	21,888
Sara Lee Corp. (Food)	2,400	52,896
SCANA Corp. (Electric)	800	36,896
Sealed Air Corp. (Packaging & Containers)	1,200	23,016
Sears Holdings Corp.* (Retail)	200	10,756
Sempra Energy (Gas)	1,600	103,584
Simon Property Group, Inc. (REIT)	600	93,360
SLM Corp. (Diversified Financial Services)	3,200	47,456
Snap-on, Inc. (Hand/Machine Tools)	200	12,508
Southern Co. (Electric)	2,200	101,068
Southwest Airlines Co. (Airlines)	4,800	39,744
Spectra Energy Corp. (Pipelines)	2,200	67,628
Sprint Nextel Corp.* (Telecommunications)	18,800	46,624
Stanley Black & Decker, Inc. (Hand/Machine Tools)	400	29,264
Staples, Inc. (Retail)	4,400	67,760
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	600	35,520
State Street Corp. (Banks)	3,000	138,660
Sunoco, Inc. (Oil & Gas)	600	29,574
SunTrust Banks, Inc. (Banks)	3,400	82,552
Symantec Corp.* (Internet)	2,800	46,256
Sysco Corp. (Food)	3,600	104,040
Target Corp. (Retail)	1,600	92,704
TE Connectivity, Ltd. (Electronics)	2,600	94,796
TECO Energy, Inc. (Electric)	1,400	25,228
Tenet Healthcare Corp.* (Healthcare - Services)	2,600	13,494
Teradyne, Inc.* (Semiconductors)	400	6,884
Tesoro Petroleum Corp.* (Oil & Gas)	800	18,600
Texas Instruments, Inc. (Semiconductors)	3,000	95,820
Textron, Inc. (Miscellaneous Manufacturing)	1,800	47,952
The AES Corp.* (Electric)	4,000	50,080
The Charles Schwab Corp. (Diversified Financial Services)	6,800	97,240
The Chubb Corp. (Insurance)	800	58,456
The Dow Chemical Co. (Chemicals)	7,400	250,712
The Gap, Inc. (Retail)	2,000	57,000
The Goldman Sachs Group, Inc. (Banks)	3,200	368,480
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,600	17,568
The Home Depot, Inc. (Retail)	5,200	269,308
The Interpublic Group of Cos., Inc. (Advertising)	2,800	33,068
The JM Smucker Co. - Class A (Food)	200	15,926
The Limited, Inc. (Retail)	400	19,880
The Mosaic Co. (Chemicals)	600	31,692
The Travelers Cos., Inc. (Insurance)	1,200	77,184
The Williams Cos., Inc. (Pipelines)	2,200	74,866
Thermo Fisher Scientific, Inc. (Electronics)	1,000	55,650
Time Warner Cable, Inc. (Media)	600	48,270
Time Warner, Inc. (Media)	6,000	224,760
Titanium Metals Corp. (Mining)	600	8,862
Torchmark Corp. (Insurance)	600	29,226
Total System Services, Inc. (Commercial Services)	1,000	23,520
TripAdvisor, Inc.* (Internet)	200	7,502
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,800	157,164
Tyson Foods, Inc. - Class A (Food)	1,800	32,850
U.S. Bancorp (Banks)	12,000	386,040
United States Steel Corp. (Iron/Steel)	1,000	28,330
United Technologies Corp. (Aerospace/Defense)	1,600	130,624
UnumProvident Corp. (Insurance)	1,800	42,732
Urban Outfitters, Inc.* (Retail)	200	5,792
Valero Energy Corp. (Oil & Gas)	3,400	83,980
VeriSign, Inc. (Internet)	600	24,666
Verizon Communications, Inc. (Telecommunications)	8,200	331,116
Vornado Realty Trust (REIT)	600	51,504
Vulcan Materials Co. (Mining)	800	34,248
Wal-Mart Stores, Inc. (Retail)	4,000	235,640
Walgreen Co. (Retail)	5,400	189,324
Walt Disney Co. (Media)	11,200	482,832
Waste Management, Inc. (Environmental Control)	3,000	102,600
WellPoint, Inc. (Healthcare - Services)	1,000	67,820
Wells Fargo & Co. (Banks)	33,200	1,109,876
Western Digital Corp.* (Computers)	1,400	54,334
Western Union Co. (Commercial Services)	2,000	36,760
Weyerhaeuser Co. (REIT)	3,400	69,224
Whirlpool Corp. (Home Furnishings)	400	25,608
Whole Foods Market, Inc. (Food)	200	16,614
Windstream Corp. (Telecommunications)	3,600	40,464
Wisconsin Energy Corp. (Electric)	1,400	51,576
WPX Energy, Inc.* (Oil & Gas)	600	10,542

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Worldwide Corp. (Lodging)	1,000	$50,340
Xcel Energy, Inc. (Electric)	3,000	81,180
Xerox Corp. (Office/Business Equipment)	8,400	65,352
XL Group PLC (Insurance)	2,000	43,020
Xylem, Inc. (Machinery - Diversified)	1,200	33,456
Yahoo!, Inc.* (Internet)	7,600	118,104
Zions Bancorp (Banks)	1,200	24,468

TOTAL COMMON STOCKS (Cost $30,387,671)		36,021,919

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	13

TOTAL RIGHTS/WARRANTS (Cost $16)		13

	Principal Amount	Value
Repurchase Agreements(a) (0.7%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $265,001	$265,000	$265,000

TOTAL REPURCHASE AGREEMENTS (Cost $265,000)		265,000

TOTAL INVESTMENT SECURITIES (Cost $30,652,687) — 98.8%		36,286,932
Net other assets (liabilities) — 1.2%		445,820

NET ASSETS — 100.0%		$36,732,752

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$74,116	0.2%
Aerospace/Defense	522,726	1.4%
Agriculture	474,380	1.3%
Airlines	39,744	0.1%
Auto Manufacturers	362,976	1.0%
Auto Parts & Equipment	167,650	0.5%
Banks	5,621,362	15.4%
Beverages	198,524	0.5%
Building Materials	21,088	0.1%
Chemicals	452,744	1.2%
Coal	35,878	0.1%
Commercial Services	264,588	0.7%
Computers	787,178	2.1%
Cosmetics/Personal Care	340,496	0.9%
Distribution/Wholesale	41,048	0.1%
Diversified Financial Services	780,244	2.1%
Electric	1,981,644	5.4%
Electrical Components & Equipment	95,628	0.3%
Electronics	230,466	0.6%
Engineering & Construction	58,164	0.2%
Entertainment	28,044	0.1%
Environmental Control	157,340	0.4%
Food	746,692	2.0%
Forest Products & Paper	150,312	0.4%
Gas	232,044	0.6%
Hand/Machine Tools	41,772	0.1%
Healthcare - Products	280,452	0.8%
Healthcare - Services	264,832	0.7%
Holding Companies - Diversified	29,832	0.1%
Home Builders	68,978	0.2%
Home Furnishings	45,440	0.1%
Household Products/Wares	33,208	0.1%
Housewares	32,760	0.1%
Insurance	2,482,287	6.8%
Internet	311,784	0.8%
Iron/Steel	132,514	0.4%
Leisure Time	132,836	0.4%
Lodging	124,975	0.3%
Machinery - Construction & Mining	143,878	0.4%
Machinery - Diversified	79,788	0.2%
Media	1,750,864	4.8%
Metal Fabricate/Hardware	70,548	0.2%
Mining	339,074	0.9%
Miscellaneous Manufacturing	2,105,040	5.7%
Office/Business Equipment	85,908	0.2%
Oil & Gas	3,501,846	9.6%
Oil & Gas Services	195,668	0.5%
Packaging & Containers	82,404	0.2%
Pharmaceuticals	1,923,314	5.2%
Pipelines	236,814	0.6%
REIT	642,956	1.8%
Real Estate	37,620	0.1%
Retail	2,004,794	5.5%
Savings & Loans	51,152	0.1%
Semiconductors	814,168	2.2%
Software	860,890	2.3%
Telecommunications	2,855,834	7.9%
Textiles	23,502	0.1%
Toys/Games/Hobbies	47,668	0.1%
Transportation	321,456	0.9%
Other**	710,820	1.9%
Total	$36,732,752	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	5,220	$466,459
Abbott Laboratories (Pharmaceuticals)	15,660	971,860
Accenture PLC - Class A (Computers)	4,872	316,436
Adobe Systems, Inc.* (Software)	2,436	81,752
Aetna, Inc. (Healthcare - Services)	1,740	76,630
AFLAC, Inc. (Insurance)	4,524	203,761
Agilent Technologies, Inc. (Electronics)	2,436	102,751
Air Products & Chemicals, Inc. (Chemicals)	1,392	119,002
Airgas, Inc. (Chemicals)	348	31,891
Akamai Technologies, Inc.* (Internet)	1,740	56,724
Allergan, Inc. (Pharmaceuticals)	3,132	300,672
Altera Corp. (Semiconductors)	3,132	111,405
Altria Group, Inc. (Agriculture)	6,612	212,973
Amazon.com, Inc.* (Internet)	3,480	807,012
American Express Co. (Diversified Financial Services)	6,264	377,156
American Tower Corp. (REIT)	3,828	251,040
Amgen, Inc. (Biotechnology)	8,004	569,165
Amphenol Corp. - Class A (Electronics)	1,740	101,164
Anadarko Petroleum Corp. (Oil & Gas)	2,436	178,340
Analog Devices, Inc. (Semiconductors)	1,740	67,825
Aon PLC (Insurance)	2,088	108,158
Apache Corp. (Oil & Gas)	2,784	267,097
Apartment Investment and Management Co. - Class A (REIT)	348	9,448
Apollo Group, Inc. - Class A* (Commercial Services)	1,044	36,770
Apple Computer, Inc.* (Computers)	9,396	5,489,519
Autodesk, Inc.* (Software)	1,044	41,102
Automatic Data Processing, Inc. (Commercial Services)	4,872	270,981
AutoZone, Inc.* (Retail)	348	137,864
AvalonBay Communities, Inc. (REIT)	696	101,198
Baker Hughes, Inc. (Oil & Gas Services)	2,784	122,802
Ball Corp. (Packaging & Containers)	1,044	43,597
Bard (C.R.), Inc. (Healthcare - Products)	696	68,876
Baxter International, Inc. (Healthcare - Products)	5,568	308,523
Becton, Dickinson & Co. (Healthcare - Products)	2,088	163,804
Bed Bath & Beyond, Inc.* (Retail)	2,436	171,470
Big Lots, Inc.* (Retail)	348	12,751
Biogen Idec, Inc.* (Biotechnology)	2,436	326,448
BlackRock, Inc. (Diversified Financial Services)	1,044	200,010
BMC Software, Inc.* (Software)	1,392	57,434
Boeing Co. (Aerospace/Defense)	4,524	347,443
BorgWarner, Inc.* (Auto Parts & Equipment)	696	55,012
Boston Properties, Inc. (REIT)	696	75,342
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,440	348,383
Broadcom Corp. - Class A (Semiconductors)	4,872	178,315
Brown-Forman Corp. (Beverages)	1,044	90,149
C.H. Robinson Worldwide, Inc. (Transportation)	1,740	103,948
Cabot Oil & Gas Corp. (Oil & Gas)	2,088	73,372
Cameron International Corp.* (Oil & Gas Services)	2,436	124,845
Campbell Soup Co. (Food)	1,044	35,319
Caterpillar, Inc. (Machinery - Construction & Mining)	4,176	429,168
Celgene Corp.* (Biotechnology)	4,524	329,890
Cerner Corp.* (Software)	1,392	112,877
CF Industries Holdings, Inc. (Chemicals)	696	134,370
Chevron Corp. (Oil & Gas)	10,788	1,149,569
Chipotle Mexican Grill, Inc.* (Retail)	348	144,124
Citrix Systems, Inc.* (Software)	1,740	148,961
Cliffs Natural Resources, Inc. (Iron/Steel)	1,392	86,666
Clorox Co. (Household Products/Wares)	1,044	73,184
Coach, Inc. (Apparel)	2,784	203,678
Coca-Cola Co. (Beverages)	22,620	1,726,358
Cognizant Technology Solutions Corp.* (Computers)	3,132	229,638
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,872	482,036
CONSOL Energy, Inc. (Coal)	1,740	57,838
Consolidated Edison, Inc. (Electric)	1,392	82,754
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	1,044	65,323
Costco Wholesale Corp. (Retail)	2,436	214,782
Covidien PLC (Healthcare - Products)	3,480	192,200
Crown Castle International Corp.* (Telecommunications)	2,436	137,902
CSX Corp. (Transportation)	4,872	108,694
Cummins, Inc. (Machinery - Diversified)	1,392	161,235
Danaher Corp. (Miscellaneous Manufacturing)	4,524	245,291
Darden Restaurants, Inc. (Retail)	1,044	52,284
DaVita, Inc.* (Healthcare - Services)	1,044	92,478
Deere & Co. (Machinery - Diversified)	4,176	343,935
DENTSPLY International, Inc. (Healthcare - Products)	696	28,578
DeVry, Inc. (Commercial Services)	696	22,376
Diamond Offshore Drilling, Inc. (Oil & Gas)	696	47,711
DIRECTV - Class A* (Media)	6,960	342,919
Discovery Communications, Inc. - Class A* (Media)	2,436	132,567
Dollar Tree, Inc.* (Retail)	1,044	106,133
Dominion Resources, Inc. (Electric)	4,176	217,946
Dover Corp. (Miscellaneous Manufacturing)	1,392	87,223
Dr. Pepper Snapple Group, Inc. (Beverages)	1,044	42,366
Dun & Bradstreet Corp. (Software)	348	27,067
E.I. du Pont de Nemours & Co. (Chemicals)	6,264	334,874
Eastman Chemical Co. (Chemicals)	696	37,563

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
eBay, Inc.* (Internet)	7,308	$299,993
Ecolab, Inc. (Chemicals)	2,784	177,313
Edwards Lifesciences Corp.* (Healthcare - Products)	1,044	86,621
El Paso Corp. (Pipelines)	3,828	113,577
Electronic Arts, Inc.* (Software)	1,740	26,761
Eli Lilly & Co. (Pharmaceuticals)	7,308	302,478
EMC Corp.* (Computers)	11,484	323,964
Emerson Electric Co. (Electrical Components & Equipment)	5,220	274,259
EOG Resources, Inc. (Oil & Gas)	2,784	305,711
EQT Corp. (Oil & Gas)	1,044	52,002
Equifax, Inc. (Commercial Services)	696	31,891
Equity Residential (REIT)	2,088	128,287
Expedia, Inc. (Internet)	696	29,671
Expeditors International of Washington, Inc. (Transportation)	1,392	55,680
Express Scripts Holding Co.* (Pharmaceuticals)	7,656	427,128
Exxon Mobil Corp. (Oil & Gas)	30,276	2,614,030
F5 Networks, Inc.* (Internet)	696	93,215
Family Dollar Stores, Inc. (Retail)	1,044	70,522
Fastenal Co. (Distribution/Wholesale)	2,088	97,760
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Energy - Alternate Sources)	696	12,806
Fiserv, Inc.* (Software)	1,392	97,844
FLIR Systems, Inc. (Electronics)	1,044	23,448
Flowserve Corp. (Machinery - Diversified)	348	39,996
Fluor Corp. (Engineering & Construction)	1,044	60,291
FMC Corp. (Chemicals)	696	76,873
FMC Technologies, Inc.* (Oil & Gas Services)	2,436	114,492
Fossil, Inc.* (Distribution/Wholesale)	348	45,473
Franklin Resources, Inc. (Diversified Financial Services)	1,392	174,710
General Dynamics Corp. (Aerospace/Defense)	2,088	140,940
General Mills, Inc. (Food)	4,176	162,405
Genuine Parts Co. (Distribution/Wholesale)	1,044	67,630
Gilead Sciences, Inc.* (Biotechnology)	7,656	398,189
Goodrich Corp. (Aerospace/Defense)	1,392	174,640
Google, Inc. - Class A* (Internet)	2,436	1,474,340
Halliburton Co. (Oil & Gas Services)	5,220	178,628
Harley-Davidson, Inc. (Leisure Time)	1,044	54,633
Hasbro, Inc. (Toys/Games/Hobbies)	696	25,571
HCP, Inc. (REIT)	1,740	72,123
Health Care REIT, Inc. (REIT)	1,044	59,153
Heinz (H.J.) Co. (Food)	2,436	129,863
Helmerich & Payne, Inc. (Oil & Gas)	1,044	53,651
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,872	295,536
Hormel Foods Corp. (Food)	696	20,226
Humana, Inc. (Healthcare - Services)	1,044	84,230
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,132	179,714
Intel Corp. (Semiconductors)	25,404	721,474
IntercontinentalExchange, Inc.* (Diversified Financial Services)	696	92,596
International Business Machines Corp. (Computers)	11,484	2,378,107
International Flavors & Fragrances, Inc. (Chemicals)	696	41,906
Intuit, Inc. (Software)	3,132	181,562
Intuitive Surgical, Inc.* (Healthcare - Products)	348	201,214
Iron Mountain, Inc. (Commercial Services)	1,044	31,706
Johnson & Johnson (Healthcare - Products)	27,492	1,789,454
Joy Global, Inc. (Machinery - Construction & Mining)	1,044	73,884
Juniper Networks, Inc.* (Telecommunications)	3,480	74,576
Kellogg Co. (Food)	2,436	123,189
Kimberly-Clark Corp. (Household Products/Wares)	3,828	300,383
KLA -Tencor Corp. (Semiconductors)	1,740	90,741
Kohls Corp. (Retail)	1,740	87,226
Kraft Foods, Inc. (Food)	9,744	388,493
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,044	91,757
Life Technologies Corp.* (Biotechnology)	1,740	80,666
Linear Technology Corp. (Semiconductors)	1,392	45,532
Lockheed Martin Corp. (Aerospace/Defense)	2,784	252,063
Lorillard, Inc. (Agriculture)	1,044	141,243
LSI Logic Corp.* (Semiconductors)	2,784	22,383
Marriott International, Inc. - Class A (Lodging)	1,045	40,837
Masco Corp. (Building Materials)	1,044	13,760
MasterCard, Inc. - Class A (Commercial Services)	1,044	472,170
Mattel, Inc. (Toys/Games/Hobbies)	1,392	46,771
McCormick & Co., Inc. (Food)	1,044	58,370
McDonald’s Corp. (Retail)	10,092	983,465
McGraw-Hill Cos., Inc. (Media)	1,740	85,556
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,088	178,649
Medtronic, Inc. (Healthcare - Products)	6,960	265,872
Merck & Co., Inc. (Pharmaceuticals)	19,836	778,365
Microchip Technology, Inc. (Semiconductors)	2,088	73,790
Microsoft Corp. (Software)	42,804	1,370,584
Monsanto Co. (Chemicals)	5,220	397,660
Moody’s Corp. (Commercial Services)	1,044	42,752
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,044	40,528
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,176	90,661
National Oilwell Varco, Inc. (Oil & Gas Services)	3,132	237,280
NetApp, Inc.* (Computers)	3,480	135,128
Netflix, Inc.* (Internet)	696	55,777
Newfield Exploration Co.* (Oil & Gas)	1,044	37,480
Newmont Mining Corp. (Mining)	4,872	232,151
NextEra Energy, Inc. (Electric)	2,436	156,757

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Apparel)	3,828	$428,238
Noble Energy, Inc. (Oil & Gas)	1,044	103,690
Nordstrom, Inc. (Retail)	1,044	58,318
Norfolk Southern Corp. (Transportation)	2,436	177,658
Novellus Systems, Inc.* (Semiconductors)	348	16,269
NVIDIA Corp.* (Semiconductors)	2,088	27,144
O’Reilly Automotive, Inc.* (Retail)	1,392	146,800
Occidental Petroleum Corp. (Oil & Gas)	5,916	539,658
Omnicom Group, Inc. (Advertising)	1,740	89,279
ONEOK, Inc. (Pipelines)	696	59,779
Oracle Corp. (Software)	39,324	1,155,732
Pall Corp. (Miscellaneous Manufacturing)	1,044	62,233
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,044	91,548
Patterson Cos., Inc. (Healthcare - Products)	348	11,863
Paychex, Inc. (Commercial Services)	1,740	53,905
Peabody Energy Corp. (Coal)	2,784	86,610
PepsiCo, Inc. (Beverages)	15,660	1,033,560
Perrigo Co. (Pharmaceuticals)	1,044	109,516
Philip Morris International, Inc. (Agriculture)	17,400	1,557,474
Pioneer Natural Resources Co. (Oil & Gas)	1,392	161,221
Plum Creek Timber Co., Inc. (Forest Products & Paper)	696	29,260
PPG Industries, Inc. (Chemicals)	1,392	146,494
Praxair, Inc. (Chemicals)	3,132	362,372
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,044	184,130
Priceline.com, Inc.* (Internet)	348	264,765
Procter & Gamble Co. (Cosmetics/Personal Care)	20,880	1,328,803
Progress Energy, Inc. (Electric)	1,740	92,603
Prologis, Inc. (REIT)	1,740	62,257
Public Storage, Inc. (REIT)	1,044	149,563
PulteGroup, Inc.* (Home Builders)	1,392	13,697
Qualcomm, Inc. (Telecommunications)	17,052	1,088,600
Quest Diagnostics, Inc. (Healthcare - Services)	1,740	100,381
Ralph Lauren Corp. (Apparel)	696	119,900
Range Resources Corp. (Oil & Gas)	1,044	69,593
Raytheon Co. (Aerospace/Defense)	2,088	113,044
Red Hat, Inc.* (Software)	2,088	124,466
Reynolds American, Inc. (Agriculture)	1,740	71,044
Robert Half International, Inc. (Commercial Services)	348	10,370
Rockwell Automation, Inc. (Machinery - Diversified)	1,392	107,657
Rockwell Collins, Inc. (Aerospace/Defense)	1,044	58,349
Roper Industries, Inc. (Machinery - Diversified)	1,044	106,384
Ross Stores, Inc. (Retail)	2,436	150,033
Salesforce.com, Inc.* (Software)	1,392	216,776
SanDisk Corp.* (Computers)	2,436	90,156
Sara Lee Corp. (Food)	2,088	46,020
Schlumberger, Ltd. (Oil & Gas Services)	13,224	980,427
Scripps Networks Interactive - Class A (Media)	1,044	52,430
Sherwin-Williams Co. (Chemicals)	696	83,715
Sigma-Aldrich Corp. (Chemicals)	1,044	74,020
Simon Property Group, Inc. (REIT)	2,088	324,893
Snap-on, Inc. (Hand/Machine Tools)	348	21,764
Southern Co. (Electric)	5,220	239,807
Southwestern Energy Co.* (Oil & Gas)	3,480	109,898
Spectra Energy Corp. (Pipelines)	2,784	85,580
St. Jude Medical, Inc. (Healthcare - Products)	3,132	121,271
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,044	76,379
Starbucks Corp. (Retail)	7,656	439,301
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,044	61,805
Stericycle, Inc.* (Environmental Control)	696	60,274
Stryker Corp. (Healthcare - Products)	3,132	170,913
Symantec Corp.* (Internet)	3,132	51,741
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,436	153,748
Target Corp. (Retail)	4,176	241,958
Teradata Corp.* (Computers)	1,740	121,417
Teradyne, Inc.* (Semiconductors)	1,044	17,967
Texas Instruments, Inc. (Semiconductors)	6,612	211,187
The Chubb Corp. (Insurance)	1,392	101,713
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,088	136,451
The Hershey Co. (Food)	1,392	93,278
The Home Depot, Inc. (Retail)	6,960	360,458
The JM Smucker Co. - Class A (Food)	696	55,423
The Limited, Inc. (Retail)	1,740	86,478
The Mosaic Co. (Chemicals)	1,740	91,907
The Travelers Cos., Inc. (Insurance)	2,088	134,300
The Williams Cos., Inc. (Pipelines)	2,436	82,897
Thermo Fisher Scientific, Inc. (Electronics)	2,088	116,197
Tiffany & Co. (Retail)	1,392	95,296
Time Warner Cable, Inc. (Media)	2,088	167,980
TJX Cos., Inc. (Retail)	7,656	319,332
TripAdvisor, Inc.* (Internet)	696	26,107
Union Pacific Corp. (Transportation)	4,872	547,808
United Parcel Service, Inc. - Class B (Transportation)	9,744	761,396
United Technologies Corp. (Aerospace/Defense)	6,612	539,804
UnitedHealth Group, Inc. (Healthcare - Services)	10,440	586,206
Urban Outfitters, Inc.* (Retail)	696	20,156
V.F. Corp. (Apparel)	1,044	158,740
Varian Medical Systems, Inc.* (Healthcare - Products)	1,044	66,211
Ventas, Inc. (REIT)	2,784	163,671
VeriSign, Inc. (Internet)	696	28,613
Verizon Communications, Inc. (Telecommunications)	15,312	618,299
Viacom, Inc. - Class B (Media)	5,568	258,300

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Visa, Inc. - Class A (Commercial Services)	4,872	$599,159
Vornado Realty Trust (REIT)	1,044	89,617
W.W. Grainger, Inc. (Distribution/Wholesale)	696	144,643
Wal-Mart Stores, Inc. (Retail)	11,136	656,022
Waters Corp.* (Electronics)	1,044	87,811
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,392	104,901
WellPoint, Inc. (Healthcare - Services)	1,740	118,007
Western Union Co. (Commercial Services)	2,784	51,170
Whole Foods Market, Inc. (Food)	1,392	115,633
WPX Energy, Inc.* (Oil & Gas)	1,044	18,343
Wynn Resorts, Ltd. (Lodging)	696	92,846
Xilinx, Inc. (Semiconductors)	2,784	101,282
YUM! Brands, Inc. (Retail)	4,524	329,031
Zimmer Holdings, Inc. (Healthcare - Products)	1,740	109,498

TOTAL COMMON STOCKS (Cost $59,658,712)		68,952,040

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $369,002	$369,000	$369,000

TOTAL REPURCHASE AGREEMENTS (Cost $369,000)		369,000

TOTAL INVESTMENT SECURITIES (Cost $60,027,712) — 100.6%		69,321,040
Net other assets (liabilities) — (0.6)%		(446,632)

NET ASSETS — 100.0%		$68,874,408

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$89,279	0.1%
Aerospace/Defense	1,626,283	2.4%
Agriculture	1,982,734	2.9%
Apparel	910,556	1.3%
Auto Parts & Equipment	55,012	0.1%
Banks	7	NM
Beverages	2,892,433	4.2%
Biotechnology	1,704,358	2.5%
Building Materials	13,760	NM
Chemicals	2,109,960	3.1%
Coal	144,448	0.2%
Commercial Services	1,623,250	2.4%
Computers	9,084,365	13.3%
Cosmetics/Personal Care	1,947,290	2.8%
Distribution/Wholesale	355,506	0.5%
Diversified Financial Services	998,220	1.4%
Electric	789,867	1.1%
Electrical Components & Equipment	274,259	0.4%
Electronics	431,371	0.6%
Energy - Alternate Sources	12,806	NM
Engineering & Construction	60,291	0.1%
Environmental Control	60,274	0.1%
Food	1,228,219	1.8%
Forest Products & Paper	29,260	NM
Hand/Machine Tools	98,143	0.1%
Healthcare - Products	3,584,898	5.2%
Healthcare - Services	1,149,689	1.7%
Home Builders	13,697	NM
Household Products/Wares	373,567	0.5%
Insurance	547,932	0.8%
Internet	3,187,958	4.6%
Iron/Steel	86,666	0.1%
Leisure Time	54,633	0.1%
Lodging	195,488	0.3%
Machinery - Construction & Mining	503,052	0.7%
Machinery - Diversified	759,207	1.1%
Media	1,039,752	1.5%
Metal Fabricate/Hardware	184,130	0.3%
Mining	232,151	0.3%
Miscellaneous Manufacturing	1,493,327	2.2%
Oil & Gas	5,781,366	8.5%
Oil & Gas Services	1,758,474	2.6%
Packaging & Containers	43,597	0.1%
Pharmaceuticals	3,612,613	5.2%
Pipelines	341,833	0.5%
REIT	1,486,592	2.2%
Retail	4,883,804	7.1%
Semiconductors	1,685,314	2.4%
Software	3,642,918	5.3%
Telecommunications	1,959,905	2.8%
Toys/Games/Hobbies	72,342	0.1%
Transportation	1,755,184	2.5%
Other**	(77,632)	(0.1)%
Total	$68,874,408	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	639	$17,362
Acuity Brands, Inc. (Electrical Components & Equipment)	355	19,727
Acxiom Corp.* (Software)	1,633	22,421
Aecom Technology Corp.* (Engineering & Construction)	2,414	53,277
Aeropostale, Inc.* (Retail)	639	14,173
Affiliated Managers Group, Inc.* (Diversified Financial Services)	568	64,536
AGCO Corp.* (Machinery - Diversified)	1,988	92,601
Alexander & Baldwin, Inc. (Transportation)	852	43,588
Alexandria Real Estate Equities, Inc. (REIT)	568	42,555
Alleghany Corp.* (Insurance)	142	48,692
Alliant Energy Corp. (Electric)	1,207	54,605
Alliant Techsystems, Inc. (Aerospace/Defense)	355	18,921
AMC Networks, Inc. - Class A* (Media)	710	30,175
American Campus Communities, Inc. (REIT)	568	25,248
American Eagle Outfitters, Inc. (Retail)	3,976	71,608
American Financial Group, Inc. (Insurance)	1,562	60,793
ANN, Inc.* (Retail)	1,065	29,490
AOL, Inc.* (Internet)	1,917	48,002
Apollo Investment Corp. (Investment Companies)	4,047	29,341
Aqua America, Inc. (Water)	1,278	29,023
Arch Coal, Inc. (Coal)	4,402	42,964
Arrow Electronics, Inc.* (Electronics)	2,272	95,538
Arthur J. Gallagher & Co. (Insurance)	1,136	42,668
Ascena Retail Group, Inc.* (Retail)	994	20,357
Ashland, Inc. (Chemicals)	1,633	107,566
Aspen Insurance Holdings, Ltd. (Insurance)	1,420	40,214
Associated Banc-Corp. (Banks)	3,550	47,321
Astoria Financial Corp. (Savings & Loans)	1,704	16,512
Atmel Corp.* (Semiconductors)	5,254	46,603
Atmos Energy Corp. (Gas)	1,846	60,143
Atwood Oceanics, Inc.* (Oil & Gas)	355	15,737
Avnet, Inc.* (Electronics)	2,982	107,591
Bally Technologies, Inc.* (Entertainment)	355	17,235
BancorpSouth, Inc. (Banks)	1,704	22,953
Bank of Hawaii Corp. (Banks)	497	24,298
Barnes & Noble, Inc.* (Retail)	852	17,679
BE Aerospace, Inc.* (Aerospace/Defense)	852	40,070
BioMed Realty Trust, Inc. (REIT)	3,195	63,325
Black Hills Corp. (Electric)	355	11,719
Bob Evans Farms, Inc. (Retail)	568	21,720
BRE Properties, Inc. - Class A (REIT)	639	33,547
Brinker International, Inc. (Retail)	1,633	51,391
Broadridge Financial Solutions, Inc. (Software)	1,420	32,958
Brown & Brown, Inc. (Insurance)	1,420	38,297
Cabot Corp. (Chemicals)	1,278	55,120
Cadence Design Systems, Inc.* (Computers)	3,692	43,086
Camden Property Trust (REIT)	497	33,632
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	710	39,093
Carpenter Technology Corp. (Iron/Steel)	355	19,759
Cathay Bancorp, Inc. (Banks)	1,633	28,120
CBOE Holdings, Inc. (Diversified Financial Services)	568	15,018
Charles River Laboratories International, Inc.* (Biotechnology)	568	20,181
Chico’s FAS, Inc. (Retail)	3,408	52,347
Ciena Corp.* (Telecommunications)	923	13,679
Cinemark Holdings, Inc. (Entertainment)	781	17,932
City National Corp. (Banks)	994	52,940
Clarcor, Inc. (Miscellaneous Manufacturing)	284	13,638
Cleco Corp. (Electric)	568	23,174
Collective Brands, Inc.* (Retail)	1,278	26,544
Commerce Bancshares, Inc. (Banks)	923	37,012
Commercial Metals Co. (Metal Fabricate/Hardware)	2,343	34,630
Community Health Systems, Inc.* (Healthcare - Services)	1,846	44,932
Compuware Corp.* (Software)	4,473	39,005
Con-way, Inc. (Transportation)	1,136	36,920
Convergys Corp.* (Commercial Services)	2,414	32,275
CoreLogic, Inc.* (Commercial Services)	2,201	36,757
Corporate Office Properties Trust (REIT)	1,491	35,113
Corrections Corp. of America* (Commercial Services)	2,059	59,484
Crane Co. (Miscellaneous Manufacturing)	284	12,533
Cree, Inc.* (Semiconductors)	639	19,745
Cullen/Frost Bankers, Inc. (Banks)	568	33,489
Cypress Semiconductor Corp. (Semiconductors)	2,130	33,015
Cytec Industries, Inc. (Chemicals)	923	58,675
Deluxe Corp. (Commercial Services)	1,065	25,358
Dick’s Sporting Goods, Inc. (Retail)	568	28,741
Diebold, Inc. (Computers)	1,278	50,417
Domtar Corp. (Forest Products & Paper)	355	31,055
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,491	26,853
DST Systems, Inc. (Computers)	710	39,746
Duke Realty Corp. (REIT)	5,325	78,863
East West Bancorp, Inc. (Banks)	3,053	69,517
Eaton Vance Corp. (Diversified Financial Services)	1,065	28,009
Energen Corp. (Oil & Gas)	426	22,314
Energizer Holdings, Inc.* (Electrical Components & Equipment)	568	40,515
Equity One, Inc. (REIT)	1,207	25,081
Esterline Technologies Corp.* (Aerospace/Defense)	284	19,451
Everest Re Group, Ltd. (Insurance)	1,136	112,578
Exelis, Inc. (Aerospace/Defense)	3,763	43,387
Fair Isaac Corp. (Software)	284	12,184

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,556	$36,219
Fidelity National Title Group, Inc. - Class A (Insurance)	4,544	87,563
First American Financial Corp. (Insurance)	2,130	35,677
First Niagara Financial Group, Inc. (Savings & Loans)	7,242	64,743
FirstMerit Corp. (Banks)	2,272	38,170
Flowers Foods, Inc. (Food)	1,136	24,367
Foot Locker, Inc. (Retail)	3,124	95,563
Forest Oil Corp.* (Oil & Gas)	2,272	30,263
Fortune Brands Home & Security, Inc.* (Building Materials)	2,130	48,436
Fulton Financial Corp. (Banks)	4,118	43,198
GATX Corp. (Trucking & Leasing)	497	21,306
General Cable Corp.* (Electrical Components & Equipment)	994	29,263
Graco, Inc. (Machinery - Diversified)	426	22,710
Granite Construction, Inc. (Engineering & Construction)	710	19,766
Great Plains Energy, Inc. (Electric)	2,769	56,543
Greenhill & Co., Inc. (Diversified Financial Services)	355	13,792
Greif, Inc. - Class A (Packaging & Containers)	639	34,276
GUESS?, Inc. (Retail)	426	12,473
Hancock Holding Co. (Banks)	1,775	57,119
Hanesbrands, Inc.* (Apparel)	1,988	56,101
Hanover Insurance Group, Inc. (Insurance)	923	37,252
Harris Teeter Supermarkets, Inc. (Food)	994	37,742
Harsco Corp. (Miscellaneous Manufacturing)	1,633	36,416
Hawaiian Electric Industries, Inc. (Electric)	1,988	52,762
HCC Insurance Holdings, Inc. (Insurance)	2,130	68,075
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,254	37,829
Health Net, Inc.* (Healthcare - Services)	1,704	60,679
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,633	33,330
Herman Miller, Inc. (Office Furnishings)	1,207	23,573
Highwoods Properties, Inc. (REIT)	852	29,590
Hill-Rom Holdings, Inc. (Healthcare - Products)	568	18,432
HNI Corp. (Office Furnishings)	923	22,263
HollyFrontier Corp. (Oil & Gas)	4,260	131,293
Hologic, Inc.* (Healthcare - Products)	2,343	44,798
Hospitality Properties Trust (REIT)	2,556	70,494
HSN, Inc. (Retail)	426	16,486
Hubbell, Inc. - Class B (Electrical Components & Equipment)	284	22,788
Huntington Ingalls Industries, Inc.* (Shipbuilding)	994	39,213
IDACORP, Inc. (Electric)	426	17,355
IDEX Corp. (Machinery - Diversified)	639	27,675
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,053	59,411
Integrated Device Technology, Inc.* (Semiconductors)	2,911	19,707
International Bancshares Corp. (Banks)	1,065	21,012
International Rectifier Corp.* (Semiconductors)	1,420	30,999
International Speedway Corp. - Class A (Entertainment)	568	15,160
Intersil Corp. - Class A (Semiconductors)	2,627	26,979
Itron, Inc.* (Electronics)	852	34,762
ITT Corp. (Miscellaneous Manufacturing)	1,917	43,056
Janus Capital Group, Inc. (Diversified Financial Services)	3,834	29,062
Jefferies Group, Inc. (Diversified Financial Services)	3,053	48,634
JetBlue Airways Corp.* (Airlines)	4,189	19,898
John Wiley & Sons, Inc. (Media)	284	12,834
Jones Lang LaSalle, Inc. (Real Estate)	923	73,785
Kansas City Southern Industries, Inc. (Transportation)	781	60,153
KB Home (Home Builders)	1,491	12,942
KBR, Inc. (Engineering & Construction)	3,053	103,375
Kemper Corp. (Insurance)	994	29,810
Kennametal, Inc. (Hand/Machine Tools)	1,633	68,962
Kirby Corp.* (Transportation)	284	18,849
Korn/Ferry International* (Commercial Services)	994	16,053
Lamar Advertising Co. - Class A* (Advertising)	639	20,333
Landstar System, Inc. (Transportation)	284	15,214
Lender Processing Services, Inc. (Commercial Services)	710	18,850
Lennox International, Inc. (Building Materials)	1,065	46,221
Liberty Property Trust (REIT)	1,420	51,759
LifePoint Hospitals, Inc.* (Healthcare - Services)	994	38,786
Lincare Holdings, Inc. (Healthcare - Services)	781	19,056
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	852	41,757
Louisiana-Pacific Corp.* (Building Materials)	2,840	25,702
M.D.C. Holdings, Inc. (Home Builders)	781	21,954
Mack-Cali Realty Corp. (REIT)	1,775	50,978
Manpower, Inc. (Commercial Services)	1,633	69,566
ManTech International Corp. - Class A (Software)	213	6,692
Martin Marietta Materials (Building Materials)	426	35,307
Masimo Corp.* (Healthcare - Products)	355	7,856
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	284	8,520

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MDU Resources Group, Inc. (Electric)	3,905	$89,581
MEMC Electronic Materials, Inc.* (Semiconductors)	4,757	17,078
Mentor Graphics Corp.* (Computers)	1,917	27,701
Mercury General Corp. (Insurance)	710	32,085
Meredith Corp. (Media)	781	22,516
Mine Safety Appliances Co. (Environmental Control)	355	15,073
Minerals Technologies, Inc. (Chemicals)	142	9,528
Mohawk Industries, Inc.* (Textiles)	1,207	80,893
Monster Worldwide, Inc.* (Commercial Services)	2,556	22,058
National Fuel Gas Co. (Gas)	710	33,597
National Instruments Corp. (Electronics)	710	19,312
National Retail Properties, Inc. (REIT)	1,136	31,104
NCR Corp.* (Computers)	3,266	76,751
New York Community Bancorp (Savings & Loans)	9,017	121,639
Nordson Corp. (Machinery - Diversified)	355	19,134
NV Energy, Inc. (Electric)	4,828	80,386
NVR, Inc.* (Home Builders)	71	55,660
Office Depot, Inc.* (Retail)	5,751	17,483
OGE Energy Corp. (Electric)	639	34,480
Old Republic International Corp. (Insurance)	5,325	52,984
Olin Corp. (Chemicals)	1,633	34,228
OMEGA Healthcare Investors, Inc. (REIT)	1,207	25,842
Omnicare, Inc. (Pharmaceuticals)	2,343	81,630
Oshkosh Truck Corp.* (Auto Manufacturers)	1,846	42,144
Owens & Minor, Inc. (Distribution/Wholesale)	1,278	37,369
Packaging Corp. of America (Packaging & Containers)	1,136	33,160
Parametric Technology Corp.* (Software)	1,278	27,579
Patriot Coal Corp.* (Coal)	1,917	11,176
Patterson-UTI Energy, Inc. (Oil & Gas)	3,195	51,663
Pentair, Inc. (Miscellaneous Manufacturing)	1,207	52,311
Plains Exploration & Production Co.* (Oil & Gas)	1,704	69,608
Plantronics, Inc. (Telecommunications)	497	19,045
PNM Resources, Inc. (Electric)	1,633	30,635
Polycom, Inc.* (Telecommunications)	1,491	19,786
Post Holdings, Inc.* (Food)	284	8,449
Potlatch Corp. (REIT)	497	15,556
Prosperity Bancshares, Inc. (Banks)	426	19,873
Protective Life Corp. (Insurance)	1,704	49,859
QLogic Corp.* (Semiconductors)	923	15,922
Quest Software, Inc.* (Software)	497	11,565
Questar Corp. (Gas)	2,556	50,481
Quicksilver Resources, Inc.* (Oil & Gas)	2,414	11,346
RadioShack Corp. (Retail)	2,059	10,666
Ralcorp Holdings, Inc.* (Food)	639	46,526
Raymond James Financial Corp. (Diversified Financial Services)	2,272	83,201
Rayonier, Inc. (REIT)	781	35,418
Realty Income Corp. (REIT)	1,065	41,897
Regal-Beloit Corp. (Hand/Machine Tools)	355	24,012
Regency Centers Corp. (REIT)	994	44,690
Regis Corp. (Retail)	1,136	20,846
Reinsurance Group of America, Inc. (Insurance)	1,491	86,687
Reliance Steel & Aluminum Co. (Iron/Steel)	1,562	87,300
Rent-A-Center, Inc. (Commercial Services)	1,207	41,291
RF Micro Devices, Inc.* (Telecommunications)	5,680	24,594
Rollins, Inc. (Commercial Services)	497	10,561
RPM, Inc. (Chemicals)	2,698	71,686
Saks, Inc.* (Retail)	3,195	35,017
Scholastic Corp. (Media)	497	15,183
Scientific Games Corp. - Class A* (Entertainment)	781	7,935
SEI Investments Co. (Commercial Services)	1,988	40,138
Senior Housing Properties Trust (REIT)	1,846	40,760
Sensient Technologies Corp. (Chemicals)	426	15,826
Service Corp. International (Commercial Services)	4,544	52,620
Shaw Group, Inc.* (Engineering & Construction)	1,349	40,834
Signet Jewelers, Ltd. (Retail)	852	41,552
Silgan Holdings, Inc. (Packaging & Containers)	355	15,574
Skyworks Solutions, Inc.* (Semiconductors)	1,278	34,685
SL Green Realty Corp. (REIT)	852	70,239
Smithfield Foods, Inc.* (Food)	3,337	69,944
Sonoco Products Co. (Packaging & Containers)	2,059	68,215
Sotheby’s - Class A (Commercial Services)	852	33,501
SPX Corp. (Miscellaneous Manufacturing)	497	38,160
StanCorp Financial Group, Inc. (Insurance)	923	35,425
Steel Dynamics, Inc. (Iron/Steel)	4,473	57,120
STERIS Corp. (Healthcare - Products)	568	17,841
Superior Energy Services, Inc.* (Oil & Gas Services)	2,059	55,428
SuperValu, Inc. (Food)	4,473	26,570
SVB Financial Group* (Banks)	426	27,302
Synopsys, Inc.* (Computers)	1,491	44,745
Synovus Financial Corp. (Banks)	16,259	34,144
TCF Financial Corp. (Banks)	3,266	37,461
Tech Data Corp.* (Electronics)	852	45,829
Teleflex, Inc. (Healthcare - Products)	284	17,798
Telephone & Data Systems, Inc. (Telecommunications)	1,988	48,289
Tellabs, Inc. (Telecommunications)	7,526	28,373
Terex Corp.* (Machinery - Construction & Mining)	2,272	51,438

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	994	$25,248
The Cheesecake Factory, Inc.* (Retail)	355	11,182
The Corporate Executive Board Co. (Commercial Services)	284	11,749
The Macerich Co. (REIT)	1,349	83,058
The New York Times Co. - Class A* (Media)	2,485	15,680
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	284	14,882
The Timken Co. (Metal Fabricate/Hardware)	1,704	96,293
The Valspar Corp. (Chemicals)	1,136	58,106
The Wendy’s Co. (Retail)	6,106	29,736
Thomas & Betts Corp.* (Electronics)	355	25,528
Thor Industries, Inc. (Home Builders)	923	31,225
Tidewater, Inc. (Transportation)	1,065	58,607
Toll Brothers, Inc.* (Home Builders)	2,982	75,743
Tootsie Roll Industries, Inc. (Food)	284	6,762
Towers Watson & Co. - Class A (Commercial Services)	284	18,574
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,633	48,337
Trustmark Corp. (Banks)	1,349	34,332
tw telecom, Inc.* (Telecommunications)	1,136	24,742
UDR, Inc. (REIT)	2,201	57,952
UGI Corp. (Gas)	2,272	66,297
Unit Corp.* (Oil & Gas)	852	35,997
United Rentals, Inc.* (Commercial Services)	1,065	49,714
Universal Corp. (Agriculture)	497	22,778
Universal Health Services, Inc. - Class B (Healthcare - Services)	710	30,324
URS Corp. (Engineering & Construction)	1,633	67,459
UTI Worldwide, Inc. (Transportation)	2,130	35,507
Valassis Communications, Inc.* (Commercial Services)	852	17,040
Valley National Bancorp (Banks)	3,834	48,308
ValueClick, Inc.* (Internet)	1,065	22,557
VCA Antech, Inc.* (Pharmaceuticals)	1,775	41,996
Vectren Corp. (Gas)	1,704	50,183
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,059	79,230
Vishay Intertechnology, Inc.* (Electronics)	3,195	35,848
W.R. Berkley Corp. (Insurance)	2,272	85,564
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	710	22,706
Washington Federal, Inc. (Savings & Loans)	2,201	38,606
Waste Connections, Inc. (Environmental Control)	781	25,172
Webster Financial Corp. (Banks)	1,491	33,890
Weingarten Realty Investors (REIT)	2,485	66,002
WellCare Health Plans, Inc.* (Healthcare - Services)	852	52,125
Werner Enterprises, Inc. (Transportation)	923	21,801
Westamerica Bancorp (Banks)	213	9,770
Westar Energy, Inc. (Electric)	2,556	73,332
WGL Holdings, Inc. (Gas)	497	19,935
Williams-Sonoma, Inc. (Retail)	994	38,458
WMS Industries, Inc.* (Leisure Time)	1,136	27,843
World Fuel Services Corp. (Retail)	1,491	65,693
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,065	19,000

TOTAL COMMON STOCKS (Cost $9,170,878)		11,622,510

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,000	$3,000	$3,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $9,173,878) — 99.9%		11,625,510
Net other assets (liabilities) — 0.1%		14,956

NET ASSETS — 100.0%		$11,640,466

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$20,333	0.2%
Aerospace/Defense	121,829	1.0%
Agriculture	22,778	0.2%
Airlines	19,898	0.2%
Apparel	56,101	0.5%
Auto Manufacturers	42,144	0.4%
Banks	720,229	6.2%
Biotechnology	99,411	0.9%
Building Materials	155,666	1.3%
Chemicals	410,735	3.5%
Coal	54,140	0.5%
Commercial Services	572,951	4.9%
Computers	282,446	2.4%
Distribution/Wholesale	96,780	0.8%
Diversified Financial Services	304,958	2.6%
Electric	524,572	4.5%
Electrical Components & Equipment	112,293	1.0%
Electronics	364,408	3.1%
Engineering & Construction	284,711	2.4%
Entertainment	85,115	0.7%
Environmental Control	40,245	0.3%
Food	220,360	1.9%
Forest Products & Paper	31,055	0.3%
Gas	280,636	2.4%
Hand/Machine Tools	134,731	1.2%
Healthcare - Products	106,725	0.9%
Healthcare - Services	283,731	2.4%
Home Builders	197,524	1.7%
Household Products/Wares	14,882	0.1%
Insurance	944,223	8.2%
Internet	70,559	0.6%
Investment Companies	29,341	0.3%
Iron/Steel	164,179	1.4%
Leisure Time	27,843	0.2%
Machinery - Construction & Mining	51,438	0.4%
Machinery - Diversified	162,120	1.4%
Media	96,388	0.8%
Metal Fabricate/Hardware	149,923	1.3%
Miscellaneous Manufacturing	317,312	2.7%
Office Furnishings	45,836	0.4%
Oil & Gas	368,221	3.2%
Oil & Gas Services	88,758	0.8%
Packaging & Containers	151,225	1.3%
Pharmaceuticals	123,626	1.1%
REIT	1,052,703	9.1%
Real Estate	73,785	0.6%
Retail	729,205	6.4%
Savings & Loans	241,500	2.1%
Semiconductors	280,952	2.4%
Shipbuilding	39,213	0.3%
Software	152,404	1.3%
Telecommunications	178,508	1.5%
Textiles	80,893	0.7%
Transportation	290,639	2.5%
Trucking & Leasing	21,306	0.2%
Water	29,023	0.1%
Other**	17,956	0.1%
Total	$11,640,466	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.4%)
Aaron’s, Inc. (Commercial Services)	1,384	$37,603
ACI Worldwide, Inc.* (Software)	1,384	55,166
Acuity Brands, Inc. (Electrical Components & Equipment)	865	48,068
ADTRAN, Inc. (Telecommunications)	2,076	63,360
Advance Auto Parts, Inc. (Retail)	2,422	222,340
Advent Software, Inc.* (Software)	1,038	28,016
Aeropostale, Inc.* (Retail)	1,730	38,371
Affiliated Managers Group, Inc.* (Diversified Financial Services)	865	98,281
Alaska Air Group, Inc.* (Airlines)	2,422	81,864
Albemarle Corp. (Chemicals)	2,941	192,047
Alexandria Real Estate Equities, Inc. (REIT)	1,211	90,728
Alleghany Corp.* (Insurance)	173	59,322
Alliance Data Systems Corp.* (Commercial Services)	1,730	222,288
Alliant Energy Corp. (Electric)	1,730	78,265
Alliant Techsystems, Inc. (Aerospace/Defense)	519	27,663
Allscripts Healthcare Solutions, Inc.* (Software)	6,401	70,923
AMC Networks, Inc. - Class A* (Media)	692	29,410
American Campus Communities, Inc. (REIT)	1,557	69,209
AMERIGROUP Corp.* (Healthcare - Services)	1,557	96,160
Ametek, Inc. (Electrical Components & Equipment)	5,363	269,920
ANSYS, Inc.* (Software)	3,114	208,856
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,249	122,593
Aqua America, Inc. (Water)	2,595	58,932
Arthur J. Gallagher & Co. (Insurance)	2,076	77,975
Ascena Retail Group, Inc.* (Retail)	2,768	56,689
Atmel Corp.* (Semiconductors)	6,574	58,311
Atwood Oceanics, Inc.* (Oil & Gas)	1,384	61,353
Bally Technologies, Inc.* (Entertainment)	865	41,996
Bank of Hawaii Corp. (Banks)	692	33,832
BE Aerospace, Inc.* (Aerospace/Defense)	2,076	97,634
Bill Barrett Corp.* (Oil & Gas)	1,557	37,337
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	692	74,729
Black Hills Corp. (Electric)	865	28,554
BRE Properties, Inc. - Class A (REIT)	1,557	81,742
Broadridge Financial Solutions, Inc. (Software)	1,903	44,169
Brown & Brown, Inc. (Insurance)	1,557	41,992
Cadence Design Systems, Inc.* (Computers)	3,114	36,340
Camden Property Trust (REIT)	1,730	117,069
CARBO Ceramics, Inc. (Oil & Gas Services)	692	58,190
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	865	47,627
Carpenter Technology Corp. (Iron/Steel)	865	48,146
Carter’s, Inc.* (Apparel)	1,730	93,939
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,730	149,420
CBOE Holdings, Inc. (Diversified Financial Services)	2,076	54,889
Charles River Laboratories International, Inc.* (Biotechnology)	692	24,587
Church & Dwight, Inc. (Household Products/Wares)	4,844	246,075
Ciena Corp.* (Telecommunications)	1,730	25,639
Cimarex Energy Co. (Oil & Gas)	2,941	203,253
Cinemark Holdings, Inc. (Entertainment)	2,076	47,665
Clarcor, Inc. (Miscellaneous Manufacturing)	1,211	58,152
Clean Harbors, Inc.* (Environmental Control)	1,557	106,250
Cleco Corp. (Electric)	1,038	42,350
Commerce Bancshares, Inc. (Banks)	1,038	41,624
Compass Minerals International, Inc. (Mining)	1,038	79,428
Concur Technologies, Inc.* (Software)	1,557	88,064
Copart, Inc.* (Retail)	3,460	91,379
Corn Products International, Inc. (Food)	2,595	148,071
Covance, Inc.* (Healthcare - Services)	1,903	88,984
Crane Co. (Miscellaneous Manufacturing)	1,211	53,441
Cree, Inc.* (Semiconductors)	2,768	85,531
Cullen/Frost Bankers, Inc. (Banks)	1,211	71,401
Cypress Semiconductor Corp. (Semiconductors)	1,730	26,815
Deckers Outdoor Corp.* (Apparel)	1,211	61,773
Dick’s Sporting Goods, Inc. (Retail)	2,249	113,799
Domtar Corp. (Forest Products & Paper)	692	60,536
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,844	167,893
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,595	126,325
Dril-Quip, Inc.* (Oil & Gas Services)	1,211	81,609
Eaton Vance Corp. (Diversified Financial Services)	2,249	59,149
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,979	139,822
Energen Corp. (Oil & Gas)	1,730	90,617
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,211	86,381
Equinix, Inc.* (Internet)	1,557	255,659
Essex Property Trust, Inc. (REIT)	1,211	191,302
Esterline Technologies Corp.* (Aerospace/Defense)	519	35,546
FactSet Research Systems, Inc. (Media)	1,557	163,267
Fair Isaac Corp. (Software)	692	29,687
Federal Realty Investment Trust (REIT)	2,076	208,970
Flowers Foods, Inc. (Food)	1,903	40,819
Fortune Brands Home & Security, Inc.* (Building Materials)	1,730	39,340
FTI Consulting, Inc.* (Commercial Services)	1,384	50,295

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gardner Denver, Inc. (Machinery - Diversified)	1,730	$112,692
Gartner Group, Inc.* (Commercial Services)	3,114	136,393
GATX Corp. (Trucking & Leasing)	692	29,666
Gen-Probe, Inc.* (Healthcare - Products)	1,557	126,973
Gentex Corp. (Electronics)	4,844	106,423
Global Payments, Inc. (Commercial Services)	2,595	120,486
Graco, Inc. (Machinery - Diversified)	1,211	64,558
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,325	210,844
Greenhill & Co., Inc. (Diversified Financial Services)	346	13,442
GUESS?, Inc. (Retail)	1,557	45,589
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	865	17,655
Henry Schein, Inc.* (Healthcare - Products)	2,941	225,692
Highwoods Properties, Inc. (REIT)	1,038	36,050
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,038	33,683
HMS Holdings Corp.* (Commercial Services)	2,941	70,760
Hologic, Inc.* (Healthcare - Products)	5,017	95,925
Home Properties, Inc. (REIT)	1,557	95,055
HSN, Inc. (Retail)	692	26,780
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,557	124,934
IDACORP, Inc. (Electric)	1,038	42,288
IDEX Corp. (Machinery - Diversified)	1,730	74,926
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,903	167,331
Informatica Corp.* (Software)	3,633	167,191
Intrepid Potash, Inc.* (Chemicals)	1,730	42,990
ITT Educational Services, Inc.* (Commercial Services)	692	45,686
J.B. Hunt Transport Services, Inc. (Transportation)	2,941	162,726
Jack Henry & Associates, Inc. (Computers)	2,941	99,876
John Wiley & Sons, Inc. (Media)	1,211	54,725
Kansas City Southern Industries, Inc. (Transportation)	2,422	186,542
Kirby Corp.* (Transportation)	1,384	91,856
Lam Research Corp.* (Semiconductors)	3,979	165,725
Lamar Advertising Co. - Class A* (Advertising)	865	27,524
Lancaster Colony Corp. (Food)	692	45,125
Landstar System, Inc. (Transportation)	1,211	64,873
Lender Processing Services, Inc. (Commercial Services)	1,557	41,338
Liberty Property Trust (REIT)	1,557	56,753
Life Time Fitness, Inc.* (Leisure Time)	1,384	64,439
Lincare Holdings, Inc. (Healthcare - Services)	1,730	42,212
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,384	67,830
LKQ Corp.* (Distribution/Wholesale)	5,017	167,819
ManTech International Corp. - Class A (Software)	346	10,871
Martin Marietta Materials (Building Materials)	865	71,691
Masimo Corp.* (Healthcare - Products)	1,384	30,628
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	519	15,570
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,903	73,208
Mednax, Inc.* (Healthcare - Services)	1,730	121,515
Mettler Toledo International, Inc.* (Electronics)	1,038	186,134
Micros Systems, Inc.* (Computers)	2,595	147,474
Mine Safety Appliances Co. (Environmental Control)	519	22,037
Minerals Technologies, Inc. (Chemicals)	346	23,217
Monster Beverage Corp.* (Beverages)	5,017	325,904
MSC Industrial Direct Co. - Class A (Retail)	1,557	114,766
MSCI, Inc. - Class A* (Software)	4,152	151,922
National Fuel Gas Co. (Gas)	1,557	73,677
National Instruments Corp. (Electronics)	1,903	51,762
National Retail Properties, Inc. (REIT)	1,730	47,367
NeuStar, Inc.* (Telecommunications)	2,249	81,751
NewMarket Corp. (Chemicals)	346	77,234
Nordson Corp. (Machinery - Diversified)	1,384	74,598
Northern Oil and Gas, Inc.* (Oil & Gas)	2,076	40,337
Oceaneering International, Inc. (Oil & Gas Services)	3,633	187,572
OGE Energy Corp. (Electric)	2,249	121,356
Oil States International, Inc.* (Oil & Gas Services)	1,730	137,673
OMEGA Healthcare Investors, Inc. (REIT)	1,557	33,335
Packaging Corp. of America (Packaging & Containers)	1,384	40,399
Panera Bread Co. - Class A* (Retail)	1,038	163,921
Parametric Technology Corp.* (Software)	1,903	41,067
Pentair, Inc. (Miscellaneous Manufacturing)	1,384	59,983
PetSmart, Inc. (Retail)	3,806	221,738
Plains Exploration & Production Co.* (Oil & Gas)	1,557	63,603
Plantronics, Inc. (Telecommunications)	692	26,517
Polaris Industries, Inc. (Leisure Time)	2,249	178,661
Polycom, Inc.* (Telecommunications)	3,633	48,210
Post Holdings, Inc.* (Food)	346	10,294
Potlatch Corp. (REIT)	519	16,245
Prosperity Bancshares, Inc. (Banks)	865	40,352
PVH Corp. (Retail)	2,249	199,711
QLogic Corp.* (Semiconductors)	1,730	29,843
Quest Software, Inc.* (Software)	1,038	24,154
Questar Corp. (Gas)	1,730	34,167
Rackspace Hosting, Inc.* (Internet)	3,460	200,991
Ralcorp Holdings, Inc.* (Food)	865	62,981
Rayonier, Inc. (REIT)	2,768	125,529

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Realty Income Corp. (REIT)	2,768	$108,893
Regal-Beloit Corp. (Hand/Machine Tools)	865	58,509
Regency Centers Corp. (REIT)	1,384	62,225
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,595	351,000
ResMed, Inc.* (Healthcare - Products)	4,844	164,744
Riverbed Technology, Inc.* (Computers)	5,363	105,812
Rock-Tenn Co. - Class A (Packaging & Containers)	2,422	150,963
Rollins, Inc. (Commercial Services)	1,384	29,410
Rovi Corp.* (Semiconductors)	3,633	103,904
Scientific Games Corp. - Class A* (Entertainment)	692	7,031
SEI Investments Co. (Commercial Services)	1,730	34,929
Semtech Corp.* (Semiconductors)	2,249	61,308
Senior Housing Properties Trust (REIT)	2,422	53,478
Sensient Technologies Corp. (Chemicals)	1,038	38,562
Signature Bank* (Banks)	1,557	102,279
Signet Jewelers, Ltd. (Retail)	1,557	75,935
Silgan Holdings, Inc. (Packaging & Containers)	1,038	45,537
Silicon Laboratories, Inc.* (Semiconductors)	1,384	49,118
Skyworks Solutions, Inc.* (Semiconductors)	4,152	112,685
SL Green Realty Corp. (REIT)	1,557	128,359
SM Energy Co. (Oil & Gas)	2,076	137,244
Solera Holdings, Inc. (Software)	2,422	108,845
Sotheby’s - Class A (Commercial Services)	865	34,012
SPX Corp. (Miscellaneous Manufacturing)	865	66,415
STERIS Corp. (Healthcare - Products)	1,038	32,604
Strayer Education, Inc. (Commercial Services)	346	34,143
Superior Energy Services, Inc.* (Oil & Gas Services)	1,903	51,229
SVB Financial Group* (Banks)	692	44,350
Synopsys, Inc.* (Computers)	2,422	72,684
Taubman Centers, Inc. (REIT)	1,903	146,874
Techne Corp. (Healthcare - Products)	1,211	81,064
Teleflex, Inc. (Healthcare - Products)	865	54,210
The Cheesecake Factory, Inc.* (Retail)	1,211	38,146
The Cooper Cos., Inc. (Healthcare - Products)	1,557	137,281
The Corporate Executive Board Co. (Commercial Services)	692	28,628
The Macerich Co. (REIT)	2,249	138,471
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,038	54,391
The Valspar Corp. (Chemicals)	1,384	70,792
The Warnaco Group, Inc.* (Apparel)	1,384	73,297
Thomas & Betts Corp.* (Electronics)	1,211	87,083
Thoratec Corp.* (Healthcare - Products)	1,903	66,243
Tibco Software, Inc.* (Internet)	5,536	182,134
Tootsie Roll Industries, Inc. (Food)	346	8,238
Towers Watson & Co. - Class A (Commercial Services)	1,211	79,199
Tractor Supply Co. (Retail)	2,422	238,349
Trimble Navigation, Ltd.* (Electronics)	4,152	224,789
Triumph Group, Inc. (Aerospace/Defense)	1,384	86,943
Tupperware Corp. (Household Products/Wares)	1,903	118,538
tw telecom, Inc.* (Telecommunications)	3,114	67,823
UDR, Inc. (REIT)	3,979	104,767
Under Armour, Inc. - Class A* (Apparel)	1,211	118,593
United Rentals, Inc.* (Commercial Services)	1,038	48,454
United Therapeutics Corp.* (Biotechnology)	1,730	75,687
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,076	88,666
Valmont Industries, Inc. (Metal Fabricate/Hardware)	692	85,760
ValueClick, Inc.* (Internet)	1,038	21,985
VeriFone Systems, Inc.* (Software)	3,633	173,076
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,806	146,455
Wabtec Corp. (Machinery - Diversified)	1,557	121,103
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,730	55,325
Waste Connections, Inc. (Environmental Control)	2,768	89,213
Watsco, Inc. (Distribution/Wholesale)	1,038	74,684
Westamerica Bancorp (Banks)	519	23,807
WGL Holdings, Inc. (Gas)	865	34,695
Williams-Sonoma, Inc. (Retail)	1,730	66,934
Woodward, Inc. (Electronics)	2,076	86,341
Wright Express Corp.* (Commercial Services)	1,384	88,327
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,730	67,107

TOTAL COMMON STOCKS (Cost $16,539,243)		20,505,835

	Principal Amount	Value
Repurchase Agreements(a) (1.2%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $257,001	$257,000	$257,000

TOTAL REPURCHASE AGREEMENTS (Cost $257,000)		257,000

TOTAL INVESTMENT SECURITIES (Cost $16,796,243) — 100.6%		20,762,835
Net other assets (liabilities) — (0.6)%		(132,947)

NET ASSETS — 100.0%		$20,629,888

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$27,524	0.1%
Aerospace/Defense	247,786	1.2%
Airlines	81,864	0.4%
Apparel	347,602	1.7%
Banks	357,645	1.7%
Beverages	536,748	2.6%
Biotechnology	672,458	3.3%
Building Materials	111,031	0.5%
Chemicals	444,842	2.2%
Commercial Services	1,101,951	5.3%
Computers	462,186	2.2%
Distribution/Wholesale	242,503	1.2%
Diversified Financial Services	281,086	1.4%
Electric	312,813	1.5%
Electrical Components & Equipment	529,303	2.6%
Electronics	742,532	3.6%
Entertainment	96,692	0.5%
Environmental Control	217,500	1.1%
Food	315,528	1.5%
Forest Products & Paper	60,536	0.3%
Gas	142,539	0.7%
Hand/Machine Tools	126,339	0.6%
Healthcare - Products	1,216,378	5.9%
Healthcare - Services	437,537	2.1%
Household Products/Wares	419,004	2.0%
Insurance	179,289	0.9%
Internet	660,769	3.2%
Iron/Steel	48,146	0.2%
Leisure Time	243,100	1.2%
Machinery - Diversified	514,984	2.5%
Media	247,402	1.2%
Metal Fabricate/Hardware	85,760	0.4%
Mining	79,428	0.4%
Miscellaneous Manufacturing	591,674	2.9%
Oil & Gas	633,744	3.1%
Oil & Gas Services	660,253	3.2%
Packaging & Containers	236,899	1.1%
Pharmaceuticals	362,450	1.8%
REIT	1,912,421	9.2%
Retail	1,714,447	8.3%
Semiconductors	693,240	3.4%
Software	1,202,007	5.8%
Telecommunications	313,300	1.5%
Transportation	505,997	2.5%
Trucking & Leasing	29,666	0.1%
Water	58,932	0.3%
Other**	124,053	0.6%
Total	$20,629,888	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.9%)
3D Systems Corp.*^ (Computers)	1,720	$50,723
A.M. Castle & Co.*^ (Metal Fabricate/Hardware)	1,892	25,334
AAON, Inc.^ (Building Materials)	1,032	21,053
AAR Corp.^ (Aerospace/Defense)	4,472	69,092
ABM Industries, Inc. (Commercial Services)	5,504	128,133
Acadia Realty Trust (REIT)	1,892	43,857
Actuant Corp. - Class A (Miscellaneous Manufacturing)	7,740	211,070
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,644	55,449
Aegion Corp.* (Engineering & Construction)	4,472	81,614
Affymetrix, Inc.* (Healthcare - Products)	7,912	34,971
Agilysys, Inc.* (Computers)	1,720	15,067
AK Steel Holding Corp. (Iron/Steel)	12,556	93,165
Albany International Corp. - Class A (Machinery - Diversified)	3,268	78,693
Align Technology, Inc.* (Healthcare - Products)	2,580	81,812
ALLETE, Inc. (Electric)	1,892	77,969
Alliance One International, Inc.* (Agriculture)	9,804	34,706
Almost Family, Inc.* (Healthcare - Services)	860	20,967
AMCOL International Corp. (Mining)	1,204	39,684
Amedisys, Inc.* (Healthcare - Services)	3,440	50,671
American Greetings Corp. - Class A (Household Products/Wares)	4,300	68,800
American Vanguard Corp. (Chemicals)	1,548	38,700
Amerisafe, Inc.* (Insurance)	2,064	55,150
AMN Healthcare Services, Inc.* (Commercial Services)	4,644	31,161
AmSurg Corp.* (Healthcare - Services)	1,376	39,574
Anixter International, Inc.* (Telecommunications)	3,096	212,324
Apogee Enterprises, Inc. (Building Materials)	3,096	47,555
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,064	81,095
Arctic Cat, Inc.* (Leisure Time)	1,376	60,874
Arkansas Best Corp. (Transportation)	2,924	44,854
Arris Group, Inc.* (Telecommunications)	13,072	169,021
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,236	69,964
ATMI, Inc.* (Semiconductors)	2,064	43,365
Avid Technology, Inc.* (Software)	3,268	28,399
Avista Corp. (Electric)	6,536	172,812
B&G Foods, Inc. - Class A (Food)	2,924	65,030
Badger Meter, Inc. (Electronics)	516	19,061
Bank Mutual Corp. (Savings & Loans)	5,160	20,124
Bank of the Ozarks, Inc. (Banks)	1,376	42,518
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,332	140,765
Basic Energy Services, Inc.* (Oil & Gas Services)	2,236	32,198
BBCN Bancorp, Inc.* (Banks)	8,772	96,317
Bel Fuse, Inc. - Class B (Electronics)	1,204	21,419
Belden, Inc. (Electrical Components & Equipment)	3,268	113,661
Benchmark Electronics, Inc.* (Electronics)	6,536	103,792
Big 5 Sporting Goods Corp. (Retail)	2,408	20,155
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,032	22,002
Black Box Corp. (Telecommunications)	1,892	42,778
Blyth, Inc. (Household Products/Wares)	172	15,131
Boston Private Financial Holdings, Inc. (Banks)	8,772	81,755
Bottomline Technologies, Inc.* (Software)	1,376	32,377
Boyd Gaming Corp.* (Lodging)	6,192	47,616
Brady Corp. - Class A (Electronics)	5,848	181,463
Briggs & Stratton Corp. (Machinery - Diversified)	5,676	102,736
Brightpoint, Inc.* (Distribution/Wholesale)	7,740	47,369
Bristow Group, Inc. (Transportation)	3,956	193,251
Brookline Bancorp, Inc. (Savings & Loans)	7,912	71,050
Brooks Automation, Inc. (Semiconductors)	2,408	28,318
Brown Shoe Co., Inc. (Retail)	4,816	43,874
Brunswick Corp. (Leisure Time)	6,880	180,875
Buckeye Technologies, Inc. (Forest Products & Paper)	1,548	50,171
Cabela’s, Inc.* (Retail)	4,816	182,093
Cal-Maine Foods, Inc. (Food)	1,548	55,774
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	2,236	28,889
Calavo Growers, Inc. (Food)	516	14,799
Calgon Carbon Corp.* (Environmental Control)	3,612	49,990
Callaway Golf Co. (Leisure Time)	7,396	45,337
Cambrex Corp.* (Biotechnology)	3,268	21,177
Cantel Medical Corp. (Healthcare - Products)	688	16,154
Cardtronics, Inc.* (Commercial Services)	1,892	49,873
Career Education Corp.* (Commercial Services)	6,020	42,923
Cascade Corp. (Machinery - Diversified)	516	24,288
Cbeyond, Inc.* (Telecommunications)	3,440	22,119
CDI Corp. (Commercial Services)	1,376	24,410
Cedar Shopping Centers, Inc. (REIT)	6,364	33,220
Centene Corp.* (Healthcare - Services)	1,892	74,904
Central Garden & Pet Co. - Class A* (Household Products/Wares)	4,816	51,483
Central Vermont Public Service Corp. (Electric)	860	30,315
Century Aluminum Co.* (Mining)	6,192	56,966
Ceradyne, Inc. (Miscellaneous Manufacturing)	2,752	69,681

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CH Energy Group, Inc. (Electric)	688	$45,147
Checkpoint Systems, Inc.* (Electronics)	4,472	49,013
Christopher & Banks Corp. (Retail)	4,128	7,719
CIBER, Inc.* (Computers)	8,256	34,345
Cincinnati Bell, Inc.* (Telecommunications)	22,188	84,314
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,204	37,468
City Holding Co. (Banks)	860	28,681
Clearwater Paper Corp.* (Forest Products & Paper)	1,032	34,025
Cloud Peak Energy, Inc.* (Coal)	5,160	79,412
Cohu, Inc. (Semiconductors)	2,752	30,217
Coldwater Creek, Inc.* (Retail)	9,976	9,876
Colonial Properties Trust (REIT)	7,052	157,753
Columbia Banking System, Inc. (Banks)	4,472	91,631
Comfort Systems USA, Inc. (Building Materials)	4,300	45,494
Community Bank System, Inc. (Banks)	2,408	67,713
Comstock Resources, Inc.* (Oil & Gas)	5,504	96,705
Comtech Telecommunications Corp. (Telecommunications)	2,236	69,137
CONMED Corp. (Healthcare - Products)	3,096	88,515
Consolidated Graphics, Inc.* (Commercial Services)	344	13,757
Corinthian Colleges, Inc.* (Commercial Services)	9,632	36,987
Cousins Properties, Inc. (REIT)	11,696	91,931
Cracker Barrel Old Country Store, Inc. (Retail)	860	49,467
Crocs, Inc.* (Apparel)	6,536	132,027
Cross Country Healthcare, Inc.* (Commercial Services)	3,612	16,651
CryoLife, Inc.* (Healthcare - Products)	3,096	16,378
CSG Systems International, Inc.* (Software)	1,548	22,291
CTS Corp. (Electronics)	3,784	40,602
Curtiss-Wright Corp. (Aerospace/Defense)	5,332	188,166
CVB Financial Corp. (Banks)	7,052	81,592
Daktronics, Inc. (Electronics)	4,128	33,602
Darling International, Inc.* (Environmental Control)	7,052	115,512
DealerTrack Holdings, Inc.* (Internet)	2,064	61,569
Delphi Financial Group, Inc. - Class A (Insurance)	6,192	281,241
Diamond Foods, Inc. (Food)	1,032	21,569
DiamondRock Hospitality Co. (REIT)	18,920	201,120
Digi International, Inc.* (Software)	2,924	27,135
Digital Generation, Inc.* (Media)	3,096	28,731
Digital River, Inc.* (Internet)	3,956	74,412
Dime Community Bancshares, Inc. (Savings & Loans)	3,096	42,911
Diodes, Inc.* (Semiconductors)	1,548	34,505
Drew Industries, Inc.* (Building Materials)	2,064	61,466
DSP Group, Inc.* (Semiconductors)	2,580	16,873
Dycom Industries, Inc.* (Engineering & Construction)	3,784	88,508
E.W. Scripps Co.* (Media)	3,440	31,510
Eagle Materials, Inc. (Building Materials)	3,268	115,099
eHealth, Inc.* (Insurance)	688	12,191
El Paso Electric Co. (Electric)	1,720	52,701
Electro Scientific Industries, Inc. (Electronics)	2,752	39,244
EMCOR Group, Inc. (Engineering & Construction)	7,568	221,894
Emergent Biosolutions, Inc.* (Biotechnology)	860	12,092
Employers Holdings, Inc. (Insurance)	3,612	62,560
Encore Capital Group, Inc.* (Diversified Financial Services)	688	16,306
Encore Wire Corp. (Electrical Components & Equipment)	2,236	56,996
EnerSys* (Electrical Components & Equipment)	5,332	186,353
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,408	99,715
Entertainment Properties Trust (REIT)	2,408	115,560
Enzo Biochem, Inc.* (Biotechnology)	2,236	6,127
EPIQ Systems, Inc. (Software)	1,892	21,493
eResearchTechnology, Inc.* (Internet)	2,752	21,741
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,096	106,502
Ethan Allen Interiors, Inc. (Home Furnishings)	2,924	67,837
Exterran Holdings, Inc.* (Oil & Gas Services)	7,052	95,272
Extra Space Storage, Inc. (REIT)	5,848	177,487
F.N.B. Corp. (Banks)	15,824	179,602
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,052	36,388
FEI Co.* (Electronics)	1,376	69,034
First BanCorp.* (Banks)	2,236	9,525
First Commonwealth Financial Corp. (Banks)	11,868	76,311
First Financial Bancorp (Banks)	3,612	60,718
First Financial Bankshares, Inc. (Banks)	1,548	52,384
First Midwest Bancorp, Inc. (Banks)	8,428	89,758
Forestar Group, Inc.* (Real Estate)	3,956	60,843
Franklin Street Properties Corp. (REIT)	8,084	81,406
Fred’s, Inc. (Retail)	4,128	59,113
Fuller (H.B.) Co. (Chemicals)	2,924	96,200
G & K Services, Inc. (Textiles)	2,064	67,823
GenCorp, Inc.* (Aerospace/Defense)	6,708	46,084
General Communication, Inc. - Class A* (Telecommunications)	2,236	16,994
Gentiva Health Services, Inc.* (Healthcare - Services)	3,440	28,483
Getty Realty Corp. (REIT)	3,096	48,979
Gibraltar Industries, Inc.* (Building Materials)	3,440	46,509
Glacier Bancorp, Inc. (Banks)	8,084	120,452
Greatbatch, Inc.* (Healthcare - Products)	860	20,029
Griffon Corp. (Miscellaneous Manufacturing)	5,160	51,136

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Group 1 Automotive, Inc. (Retail)	2,580	$149,330
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,548	43,375
Gulfport Energy Corp.* (Oil & Gas)	1,720	45,081
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	3,784	89,113
Hanmi Financial Corp.* (Banks)	2,236	23,321
Harmonic, Inc.* (Telecommunications)	13,244	62,512
Harte-Hanks, Inc. (Advertising)	4,988	41,899
Haverty Furniture Cos., Inc. (Retail)	2,236	26,832
Haynes International, Inc. (Metal Fabricate/Hardware)	516	32,183
Headwaters, Inc.* (Energy - Alternate Sources)	4,128	17,916
Healthcare Realty Trust, Inc. (REIT)	5,160	110,837
Healthcare Services Group, Inc. (Commercial Services)	2,752	58,397
Healthways, Inc.* (Healthcare - Services)	3,784	25,239
Heartland Express, Inc. (Transportation)	3,612	49,954
Heartland Payment Systems, Inc. (Commercial Services)	1,720	52,408
Heidrick & Struggles International, Inc. (Commercial Services)	2,064	40,248
Helen of Troy, Ltd.* (Household Products/Wares)	1,548	53,561
Hillenbrand, Inc. (Commercial Services)	2,408	50,424
Home Bancshares, Inc. (Banks)	1,548	45,109
Horace Mann Educators Corp. (Insurance)	4,472	78,484
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,892	78,764
Hot Topic, Inc. (Retail)	4,816	47,197
Hub Group, Inc. - Class A* (Transportation)	1,892	66,220
Iconix Brand Group, Inc.* (Apparel)	2,236	34,300
iGATE Corp.* (Computers)	1,892	36,818
Independent Bank Corp./MA (Banks)	2,408	67,593
Inland Real Estate Corp. (REIT)	6,020	51,772
Insight Enterprises, Inc.* (Computers)	4,988	101,306
Insperity, Inc. (Commercial Services)	2,580	70,357
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	688	25,614
Inter Parfums, Inc. (Cosmetics/Personal Care)	860	13,545
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,300	65,231
Interface, Inc. - Class A (Office Furnishings)	6,536	92,550
Intermec, Inc.* (Machinery - Diversified)	5,848	31,111
Interval Leisure Group, Inc. (Leisure Time)	2,408	41,610
Intevac, Inc.* (Machinery - Diversified)	2,580	20,795
Invacare Corp. (Healthcare - Products)	3,612	57,250
Investment Technology Group, Inc.* (Diversified Financial Services)	4,472	45,614
ION Geophysical Corp.* (Oil & Gas Services)	9,804	61,079
Jack in the Box, Inc.* (Retail)	4,988	113,327
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,924	55,761
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,268	52,255
K-Swiss, Inc. - Class A* (Apparel)	3,096	11,393
Kaiser Aluminum Corp. (Mining)	1,720	90,420
Kaman Corp. (Aerospace/Defense)	1,376	47,307
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,376	24,851
Kaydon Corp. (Metal Fabricate/Hardware)	2,236	54,849
Kelly Services, Inc. - Class A (Commercial Services)	3,268	45,719
Kensey Nash Corp. (Healthcare - Products)	344	9,780
Kilroy Realty Corp. (REIT)	3,784	179,551
Kindred Healthcare, Inc.* (Healthcare - Services)	5,848	56,375
Kirkland’s, Inc.* (Retail)	860	12,590
Kite Realty Group Trust (REIT)	7,224	36,915
Knight Transportation, Inc. (Transportation)	3,612	59,309
Kopin Corp.* (Semiconductors)	4,128	14,737
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,204	46,812
Kraton Performance Polymers, Inc.* (Chemicals)	1,548	40,248
La-Z-Boy, Inc.* (Home Furnishings)	5,848	88,129
Laclede Group, Inc. (Gas)	2,580	101,600
LaSalle Hotel Properties (REIT)	9,632	283,277
Lawson Products, Inc. (Metal Fabricate/Hardware)	344	5,009
Lexington Realty Trust (REIT)	15,308	136,241
LHC Group, Inc.* (Healthcare - Services)	1,720	30,461
Lincoln Educational Services Corp. (Commercial Services)	2,580	18,937
Lithia Motors, Inc. - Class A (Retail)	2,408	64,607
Live Nation, Inc.* (Commercial Services)	16,512	149,599
Liz Claiborne, Inc.* (Retail)	5,676	76,058
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,032	35,005
LTC Properties, Inc. (REIT)	1,548	51,517
Lumber Liquidators Holdings, Inc.* (Retail)	1,032	29,856
Lumos Networks Corp. (Telecommunications)	1,720	15,549
Lydall, Inc.* (Miscellaneous Manufacturing)	1,892	19,961
M/I Schottenstein Homes, Inc.* (Home Builders)	2,064	27,451
Maidenform Brands, Inc.* (Apparel)	1,204	27,487
Marcus Corp. (Lodging)	2,236	27,972
MarineMax, Inc.* (Retail)	2,580	27,503
Marriott Vacations Worldwide Corp.* (Entertainment)	3,096	91,425
Materion Corp.* (Mining)	2,236	55,252
Matrix Service Co.* (Oil & Gas Services)	2,924	39,913

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meadowbrook Insurance Group, Inc. (Insurance)	5,848	$51,638
Measurement Specialties, Inc.* (Electronics)	516	18,437
Medical Properties Trust, Inc. (REIT)	15,308	143,589
Mercury Computer Systems, Inc.* (Computers)	1,548	20,434
Meridian Bioscience, Inc. (Healthcare - Products)	1,892	38,881
Merit Medical Systems, Inc.* (Healthcare - Products)	1,892	25,012
Meritage Homes Corp.* (Home Builders)	3,268	92,778
Methode Electronics, Inc. (Electronics)	4,128	34,882
Micrel, Inc. (Semiconductors)	2,064	22,477
Microsemi Corp.* (Semiconductors)	2,924	62,924
MKS Instruments, Inc. (Semiconductors)	2,236	61,825
Mobile Mini, Inc.* (Storage/Warehousing)	4,128	77,854
Molina Healthcare, Inc.* (Healthcare - Services)	3,268	83,824
Monarch Casino & Resort, Inc.* (Lodging)	1,376	13,320
Monolithic Power Systems, Inc.* (Semiconductors)	1,204	24,947
Monotype Imaging Holdings, Inc.* (Software)	2,064	29,288
Moog, Inc. - Class A* (Aerospace/Defense)	1,720	72,704
Movado Group, Inc. (Miscellaneous Manufacturing)	1,892	53,638
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,300	196,553
Multimedia Games Holding Co., Inc.* (Entertainment)	2,064	23,447
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,784	62,549
Nanometrics, Inc.* (Semiconductors)	688	10,671
Nash Finch Co. (Food)	1,376	34,538
National Financial Partners* (Diversified Financial Services)	4,472	65,962
National Penn Bancshares, Inc. (Banks)	13,932	128,453
Natus Medical, Inc.* (Healthcare - Products)	3,268	40,000
Navigant Consulting Co.* (Commercial Services)	5,848	81,404
NBT Bancorp, Inc. (Banks)	3,784	77,761
NCI Building Systems, Inc.* (Building Materials)	1,720	20,623
NCI, Inc. - Class A* (Computers)	860	4,266
Neenah Paper, Inc. (Forest Products & Paper)	1,720	49,123
Neutral Tandem, Inc.* (Telecommunications)	1,032	11,992
New Jersey Resources Corp. (Gas)	2,236	96,685
Newport Corp.* (Electronics)	4,300	73,401
Northwest Bancshares, Inc. (Savings & Loans)	11,008	135,619
Northwest Natural Gas Co. (Gas)	1,204	55,023
NorthWestern Corp. (Electric)	1,892	67,204
Novatel Wireless, Inc.* (Telecommunications)	3,612	10,439
NTELOS Holdings Corp. (Telecommunications)	1,720	34,778
Nutrisystem, Inc. (Internet)	3,096	35,852
OfficeMax, Inc.* (Retail)	9,804	45,589
Old Dominion Freight Line, Inc.* (Transportation)	1,548	68,840
Old National Bancorp (Banks)	10,664	136,712
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,032	21,806
OM Group, Inc.* (Chemicals)	3,612	87,121
Omnicell, Inc.* (Software)	2,236	31,908
On Assignment, Inc.* (Commercial Services)	4,128	77,235
Oplink Communications, Inc.* (Telecommunications)	860	13,622
Orbital Sciences Corp.* (Aerospace/Defense)	6,708	84,252
Orion Marine Group, Inc.* (Engineering & Construction)	3,096	21,424
Oritani Financial Corp. (Savings & Loans)	1,376	20,392
Overseas Shipholding Group, Inc. (Transportation)	2,924	34,211
Oxford Industries, Inc. (Apparel)	860	41,271
P.F. Chang’s China Bistro, Inc. (Retail)	860	34,133
PacWest Bancorp (Banks)	2,580	61,456
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,236	19,453
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,032	43,695
PAREXEL International Corp.* (Commercial Services)	3,784	101,941
Park Electrochemical Corp. (Electronics)	1,376	39,698
Parkway Properties, Inc. (REIT)	2,408	23,815
PC-Tel, Inc. (Internet)	2,064	14,097
Penn Virginia Corp. (Oil & Gas)	5,160	26,419
Pennsylvania REIT (REIT)	6,192	87,245
Perficient, Inc.* (Internet)	3,612	43,380
Pericom Semiconductor Corp.* (Semiconductors)	2,752	21,631
Perry Ellis International, Inc.* (Apparel)	1,376	25,745
PetMed Express, Inc. (Retail)	2,236	30,119
Petroleum Development* (Oil & Gas)	1,548	53,236
PetroQuest Energy, Inc.* (Oil & Gas)	6,536	39,477
PharMerica Corp.* (Pharmaceuticals)	3,268	38,791
Piedmont Natural Gas Co., Inc. (Gas)	4,472	136,307
Pinnacle Entertainment, Inc.* (Entertainment)	7,052	78,277
Pinnacle Financial Partners, Inc.* (Banks)	3,956	72,395
Pioneer Drilling Co.* (Oil & Gas)	3,956	31,173
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,720	41,710
Plexus Corp.* (Electronics)	3,956	128,056
PolyOne Corp. (Chemicals)	9,976	138,267
Pool Corp. (Distribution/Wholesale)	2,924	107,925
Post Properties, Inc. (REIT)	2,580	125,646
Powell Industries, Inc.* (Electrical Components & Equipment)	1,032	33,654

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Presidential Life Corp. (Insurance)	2,408	$27,885
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,676	96,435
PrivateBancorp, Inc. (Banks)	6,880	108,222
Progress Software Corp.* (Software)	3,784	87,562
Prospect Capital Corp. (Investment Companies)	13,760	150,259
Provident Financial Services, Inc. (Savings & Loans)	6,020	88,494
PSS World Medical, Inc.* (Healthcare - Products)	2,064	49,392
Pulse Electronics Corp. (Electronics)	4,644	9,520
Quaker Chemical Corp. (Chemicals)	516	22,394
Quanex Building Products Corp. (Building Materials)	4,128	76,079
Quiksilver, Inc.* (Apparel)	13,932	48,205
RadiSys Corp.* (Computers)	2,580	16,383
Red Robin Gourmet Burgers, Inc.* (Retail)	1,204	42,935
Resources Connection, Inc. (Commercial Services)	4,816	62,512
Robbins & Myers, Inc. (Machinery - Diversified)	1,376	67,025
Rofin-Sinar Technologies, Inc.* (Electronics)	1,720	43,344
Rogers Corp.* (Electronics)	688	26,344
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,440	84,452
Ruby Tuesday, Inc.* (Retail)	7,052	47,954
Rudolph Technologies, Inc.* (Semiconductors)	3,612	39,010
Ruth’s Hospitality Group, Inc.* (Retail)	3,956	27,376
S&T Bancorp, Inc. (Banks)	3,096	57,957
Safety Insurance Group, Inc. (Insurance)	1,720	68,542
Saul Centers, Inc. (REIT)	344	13,763
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	4,128	9,783
ScanSource, Inc.* (Distribution/Wholesale)	3,096	102,044
Schulman (A.), Inc. (Chemicals)	3,268	80,425
Select Comfort Corp.* (Home Furnishings)	3,784	109,282
Selective Insurance Group, Inc. (Insurance)	6,192	108,298
Seneca Foods Corp. - Class A* (Food)	1,032	24,035
Shuffle Master, Inc.* (Entertainment)	3,440	60,785
Sigma Designs, Inc.* (Semiconductors)	3,612	19,902
Simmons First National Corp. - Class A (Banks)	1,892	46,051
Simpson Manufacturing Co., Inc. (Building Materials)	2,580	80,057
Skechers U.S.A., Inc. - Class A* (Apparel)	4,128	77,070
SkyWest, Inc. (Airlines)	5,848	52,573
Smith Corp. (Miscellaneous Manufacturing)	2,408	114,621
Snyders-Lance, Inc. (Food)	3,096	80,124
Sonic Automotive, Inc. (Retail)	3,956	66,540
Sonic Corp.* (Retail)	6,880	49,674
Southwest Gas Corp. (Gas)	2,752	115,639
Sovran Self Storage, Inc. (REIT)	1,548	81,580
Spartan Motors, Inc. (Auto Parts & Equipment)	3,784	16,460
Spartan Stores, Inc. (Food)	2,580	47,033
Stage Stores, Inc. (Retail)	3,440	52,529
Standard Microsystems Corp.* (Semiconductors)	1,376	36,436
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,236	33,697
Standard Pacific Corp.* (Home Builders)	11,524	58,311
Standex International Corp. (Miscellaneous Manufacturing)	1,376	60,627
Stein Mart, Inc.* (Retail)	3,096	19,876
Stepan Co. (Chemicals)	344	31,256
Sterling Bancorp (Banks)	3,440	32,714
Stewart Information Services Corp. (Insurance)	2,236	32,914
Stifel Financial Corp.* (Diversified Financial Services)	2,580	93,964
Stone Energy Corp.* (Oil & Gas)	5,504	154,387
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,720	6,570
Stratasys, Inc.* (Computers)	860	44,041
SunCoke Energy, Inc.*(a) (Coal)	7,912	120,421
Super Micro Computer, Inc.* (Computers)	3,096	54,644
Superior Industries International, Inc. (Auto Parts & Equipment)	2,752	47,087
Supertex, Inc.* (Semiconductors)	860	17,604
SurModics, Inc.* (Healthcare - Products)	1,032	15,263
Susquehanna Bancshares, Inc. (Banks)	21,156	219,388
Swift Energy Co.* (Oil & Gas)	4,816	145,684
SWS Group, Inc. (Diversified Financial Services)	3,268	18,432
Sykes Enterprises, Inc.* (Computers)	4,472	70,881
Symmetricom, Inc.* (Telecommunications)	4,816	26,777
Symmetry Medical, Inc.* (Healthcare - Products)	4,128	29,350
SYNNEX Corp.* (Software)	2,924	111,375
Take-Two Interactive Software, Inc.* (Software)	10,148	143,087
Tanger Factory Outlet Centers, Inc. (REIT)	4,128	129,289
TeleTech Holdings, Inc.* (Commercial Services)	1,892	28,664
Tennant Co. (Machinery - Diversified)	688	30,478
Tessera Technologies, Inc.* (Semiconductors)	2,064	32,281
Tetra Tech, Inc.* (Environmental Control)	2,924	78,071
TETRA Technologies, Inc.* (Oil & Gas Services)	8,772	76,404
Texas Capital Bancshares, Inc.* (Banks)	2,408	90,806
Texas Industries, Inc. (Building Materials)	3,096	104,057
Texas Roadhouse, Inc. (Retail)	2,752	47,472
The Andersons, Inc. (Agriculture)	2,064	104,026
The Cato Corp. - Class A (Retail)	1,376	38,294

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Finish Line, Inc. - Class A (Retail)	2,924	$65,088
The Geo Group, Inc.* (Commercial Services)	6,880	142,485
The Hain Celestial Group, Inc.* (Food)	1,892	89,492
The Men’s Wearhouse, Inc. (Retail)	5,848	216,610
The Navigators Group, Inc.* (Insurance)	516	24,510
The Pep Boys - Manny, Moe & Jack (Retail)	6,020	89,879
The Ryland Group, Inc. (Home Builders)	2,580	58,076
Tompkins Financial Corp. (Banks)	344	13,020
Tower Group, Inc. (Insurance)	4,472	96,506
Tredegar Corp. (Miscellaneous Manufacturing)	2,580	44,763
TriQuint Semiconductor, Inc.* (Semiconductors)	7,912	38,611
TrueBlue, Inc.* (Commercial Services)	4,300	74,218
TrustCo Bank Corp. NY (Banks)	10,664	58,332
TTM Technologies, Inc.* (Electronics)	5,848	60,410
Tuesday Morning Corp.* (Retail)	4,644	18,762
UIL Holdings Corp. (Electric)	3,612	124,144
Ultratech Stepper, Inc.* (Semiconductors)	860	27,468
UMB Financial Corp. (Banks)	1,376	66,117
Umpqua Holdings Corp. (Banks)	12,728	168,519
UniFirst Corp. (Textiles)	516	31,352
Unisource Energy Corp. (Electric)	1,720	62,608
United Bankshares, Inc. (Banks)	5,160	136,379
United Community Banks, Inc.* (Banks)	2,064	19,422
United Fire Group, Inc. (Insurance)	2,408	41,466
United Natural Foods, Inc.* (Food)	2,236	110,212
United Online, Inc. (Internet)	10,148	48,102
United Stationers, Inc. (Distribution/Wholesale)	4,816	136,582
Universal Electronics, Inc.* (Home Furnishings)	1,720	29,102
Universal Forest Products, Inc. (Building Materials)	2,236	83,626
Universal Health Realty Income Trust (REIT)	516	20,867
Universal Technical Institute, Inc. (Commercial Services)	1,032	12,384
Urstadt Biddle Properties - Class A (REIT)	1,376	26,474
USA Mobility, Inc. (Telecommunications)	2,580	33,334
VASCO Data Security International, Inc.* (Internet)	2,064	16,079
Viad Corp. (Commercial Services)	2,236	40,427
Vicor Corp. (Electrical Components & Equipment)	1,032	7,193
ViewPoint Financial Group, Inc. (Savings & Loans)	1,204	19,156
Virtus Investment Partners, Inc.* (Diversified Financial Services)	172	14,517
Virtusa Corp.* (Computers)	1,204	18,168
VOXX International Corp.* (Home Furnishings)	2,064	26,192
Watts Water Technologies, Inc. - Class A (Electronics)	1,548	56,997
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,504	49,866
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,376	61,782
Wilshire Bancorp, Inc.* (Banks)	6,708	35,955
Winnebago Industries, Inc.* (Home Builders)	3,268	31,863
Wintrust Financial Corp. (Banks)	4,128	149,145
XO Group, Inc.* (Internet)	3,096	28,700
Zale Corp.* (Retail)	2,924	8,012
Zep, Inc. (Chemicals)	2,408	34,314
Zumiez, Inc.* (Retail)	860	31,528

TOTAL COMMON STOCKS (Cost $23,617,715)		27,787,365

TOTAL INVESTMENT SECURITIES (Cost $23,617,715) — 100.9%		27,787,365
Net other assets (liabilities) — (0.9)%		(246,742)

NET ASSETS — 100.0%		$27,540,623

*                                         Non-income producing security

^                                          All or a portion of this security is designated on the Small-Cap Value ProFund’s records as collateral for when-issued securities.

(a)                                  Represents a security purchased on a when-issued basis.

Small-Cap Value ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$41,899	0.2%
Aerospace/Defense	507,605	1.8%
Agriculture	138,732	0.5%
Airlines	52,573	0.2%
Apparel	397,498	1.4%
Auto Parts & Equipment	97,244	0.4%
Banks	2,893,784	10.6%
Biotechnology	39,396	0.1%
Building Materials	701,618	2.5%
Chemicals	568,925	2.1%
Coal	199,833	0.7%
Commercial Services	1,451,254	5.3%
Computers	467,076	1.7%
Cosmetics/Personal Care	13,545	NM
Distribution/Wholesale	393,920	1.4%
Diversified Financial Services	390,625	1.4%
Electric	632,900	2.3%
Electrical Components & Equipment	453,306	1.6%
Electronics	1,048,319	3.8%
Energy - Alternate Sources	17,916	0.1%
Engineering & Construction	413,440	1.5%
Entertainment	253,934	0.9%
Environmental Control	243,573	0.9%
Food	542,606	2.0%
Forest Products & Paper	208,036	0.8%
Gas	505,254	1.8%
Healthcare - Products	718,749	2.6%
Healthcare - Services	432,500	1.6%
Home Builders	268,479	1.0%
Home Furnishings	320,542	1.2%
Household Products/Wares	285,410	1.0%
Insurance	941,385	3.4%
Internet	343,932	1.2%
Investment Companies	150,259	0.5%
Iron/Steel	93,165	0.3%
Leisure Time	328,696	1.2%
Lodging	88,908	0.3%
Machinery - Construction & Mining	69,964	0.3%
Machinery - Diversified	436,221	1.6%
Media	60,241	0.2%
Metal Fabricate/Hardware	457,654	1.7%
Mining	242,322	0.9%
Miscellaneous Manufacturing	1,212,058	4.4%
Office Furnishings	92,550	0.3%
Oil & Gas	592,162	2.2%
Oil & Gas Services	427,005	1.6%
Pharmaceuticals	92,269	0.3%
REIT	2,453,691	9.0%
Real Estate	60,843	0.2%
Retail	1,851,967	6.7%
Savings & Loans	397,746	1.4%
Semiconductors	583,802	2.1%
Software	534,915	1.9%
Storage/Warehousing	77,854	0.3%
Telecommunications	825,690	3.0%
Textiles	99,175	0.4%
Toys/Games/Hobbies	55,761	0.2%
Transportation	516,639	1.9%
Other**	(246,742)	(0.9)%
Total	$27,540,623	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.4%)
3D Systems Corp.* (Computers)	648	$19,110
AAON, Inc. (Building Materials)	324	6,610
Abaxis, Inc.* (Healthcare - Products)	756	26,929
Acadia Realty Trust (REIT)	972	22,531
Aerovironment, Inc.* (Aerospace/Defense)	648	15,759
Air Methods Corp.* (Healthcare - Services)	432	36,336
Akorn, Inc.* (Pharmaceuticals)	2,376	28,821
Align Technology, Inc.* (Healthcare - Products)	1,620	51,370
Allegiant Travel Co.* (Airlines)	540	31,730
ALLETE, Inc. (Electric)	540	22,253
AMCOL International Corp. (Mining)	540	17,798
American Public Education, Inc.* (Commercial Services)	648	22,499
American Science & Engineering, Inc. (Electronics)	324	21,160
American States Water Co. (Water)	648	23,613
American Vanguard Corp. (Chemicals)	324	8,100
AmSurg Corp.* (Healthcare - Services)	756	21,743
Analogic Corp. (Electronics)	432	29,467
Applied Industrial Technologies, Inc. (Machinery - Diversified)	864	33,947
Approach Resources, Inc.* (Oil & Gas)	972	34,875
Arbitron, Inc. (Commercial Services)	972	36,985
ArQule, Inc.* (Biotechnology)	2,160	15,228
Atlantic Tele-Network, Inc. (Telecommunications)	324	11,035
ATMI, Inc.* (Semiconductors)	540	11,345
AZZ, Inc. (Miscellaneous Manufacturing)	432	22,339
B&G Foods, Inc. - Class A (Food)	756	16,813
Badger Meter, Inc. (Electronics)	324	11,969
Balchem Corp. (Chemicals)	1,080	31,212
Bank of the Ozarks, Inc. (Banks)	540	16,686
Basic Energy Services, Inc.* (Oil & Gas Services)	324	4,666
Belden, Inc. (Electrical Components & Equipment)	648	22,537
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	540	11,513
BJ’s Restaurants, Inc.* (Retail)	864	37,316
Blackbaud, Inc. (Software)	1,620	50,188
Blue Nile, Inc.* (Internet)	540	16,351
Blyth, Inc. (Household Products/Wares)	108	9,501
Boston Beer Co., Inc. - Class A* (Beverages)	324	33,476
Bottomline Technologies, Inc.* (Software)	864	20,330
Brooks Automation, Inc. (Semiconductors)	1,620	19,051
Brunswick Corp. (Leisure Time)	972	25,554
Buckeye Technologies, Inc. (Forest Products & Paper)	972	31,503
Buffalo Wild Wings, Inc.* (Retail)	648	54,335
Cabot Microelectronics Corp. (Semiconductors)	864	29,704
CACI International, Inc. - Class A* (Computers)	972	59,418
Calavo Growers, Inc. (Food)	324	9,292
Calgon Carbon Corp.* (Environmental Control)	864	11,958
Cantel Medical Corp. (Healthcare - Products)	432	10,143
Capella Education Co.* (Commercial Services)	540	17,663
Cardtronics, Inc.* (Commercial Services)	972	25,622
Cascade Corp. (Machinery - Diversified)	108	5,084
Casey’s General Stores, Inc. (Retail)	1,404	79,115
Cash America International, Inc. (Retail)	1,080	50,490
CEC Entertainment, Inc. (Retail)	648	24,767
Centene Corp.* (Healthcare - Services)	1,188	47,033
Central Vermont Public Service Corp. (Electric)	216	7,614
CEVA, Inc.* (Semiconductors)	864	19,086
CH Energy Group, Inc. (Electric)	324	21,261
Chemed Corp. (Commercial Services)	648	39,100
CIRCOR International, Inc. (Metal Fabricate/Hardware)	216	6,722
Cirrus Logic, Inc.* (Semiconductors)	2,268	62,098
City Holding Co. (Banks)	216	7,204
Clearwater Paper Corp.* (Forest Products & Paper)	540	17,804
Cloud Peak Energy, Inc.* (Coal)	540	8,311
Cognex Corp. (Machinery - Diversified)	1,512	60,858
Coinstar, Inc.* (Retail)	1,080	67,813
Colonial Properties Trust (REIT)	864	19,328
Community Bank System, Inc. (Banks)	648	18,222
CommVault Systems, Inc.* (Software)	1,620	84,353
Computer Programs & Systems, Inc. (Software)	432	25,743
comScore, Inc.* (Internet)	1,188	23,665
Consolidated Graphics, Inc.* (Commercial Services)	216	8,638
Contango Oil & Gas Co.* (Oil & Gas)	432	23,440
CorVel Corp.* (Commercial Services)	216	9,394
Cracker Barrel Old Country Store, Inc. (Retail)	540	31,061
Crocs, Inc.* (Apparel)	1,188	23,998
CSG Systems International, Inc.* (Software)	756	10,886
Cubic Corp. (Aerospace/Defense)	540	24,964
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,268	95,891
CVB Financial Corp. (Banks)	972	11,246
Cyberonics, Inc.* (Healthcare - Products)	864	33,091
Cymer, Inc.* (Electronics)	1,080	55,987
Darling International, Inc.* (Environmental Control)	1,944	31,843
DealerTrack Holdings, Inc.* (Internet)	864	25,773
Deltic Timber Corp. (Forest Products & Paper)	432	26,387

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diamond Foods, Inc. (Food)	432	$9,029
DineEquity, Inc.* (Retail)	540	26,233
Diodes, Inc.* (Semiconductors)	864	19,259
DTS, Inc.* (Home Furnishings)	540	16,848
Eagle Materials, Inc. (Building Materials)	540	19,019
EastGroup Properties, Inc. (REIT)	972	48,892
Ebix, Inc. (Software)	1,188	24,295
eHealth, Inc.* (Insurance)	540	9,569
El Paso Electric Co. (Electric)	864	26,473
Emergent Biosolutions, Inc.* (Biotechnology)	648	9,111
Encore Capital Group, Inc.* (Diversified Financial Services)	540	12,798
Entertainment Properties Trust (REIT)	864	41,463
Entropic Communications, Inc.* (Semiconductors)	3,132	13,248
Enzo Biochem, Inc.* (Biotechnology)	540	1,480
EPIQ Systems, Inc. (Software)	540	6,134
eResearchTechnology, Inc.* (Internet)	756	5,972
Exar Corp.* (Semiconductors)	1,620	12,830
Exponent, Inc.* (Engineering & Construction)	432	20,650
Extra Space Storage, Inc. (REIT)	1,728	52,445
EZCORP, Inc. - Class A* (Retail)	1,512	40,506
FARO Technologies, Inc.* (Electronics)	648	36,275
FEI Co.* (Electronics)	972	48,765
Financial Engines, Inc.* (Diversified Financial Services)	1,404	32,067
First Cash Financial Services, Inc.* (Retail)	1,080	44,237
First Financial Bancorp (Banks)	972	16,339
First Financial Bankshares, Inc. (Banks)	648	21,928
Forrester Research, Inc. (Commercial Services)	540	19,143
Forward Air Corp. (Transportation)	972	32,834
Franklin Electric Co., Inc. (Hand/Machine Tools)	648	32,497
Fuller (H.B.) Co. (Chemicals)	756	24,872
General Communication, Inc. - Class A* (Telecommunications)	540	4,104
Genesco, Inc.* (Retail)	864	64,800
GeoResources, Inc.* (Oil & Gas)	756	28,509
Greatbatch, Inc.* (Healthcare - Products)	540	12,577
GT Advanced Technologies, Inc.* (Semiconductors)	4,320	28,123
Gulfport Energy Corp.* (Oil & Gas)	1,080	28,307
Haemonetics Corp.* (Healthcare - Products)	864	61,836
Hanmi Financial Corp.* (Banks)	432	4,506
Hawkins, Inc. (Chemicals)	324	11,253
Haynes International, Inc. (Metal Fabricate/Hardware)	324	20,208
Headwaters, Inc.* (Energy - Alternate Sources)	864	3,750
Healthcare Realty Trust, Inc. (REIT)	1,188	25,518
Healthcare Services Group, Inc. (Commercial Services)	1,512	32,085
Heartland Express, Inc. (Transportation)	864	11,949
Heartland Payment Systems, Inc. (Commercial Services)	864	26,326
Helen of Troy, Ltd.* (Household Products/Wares)	648	22,421
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	324	10,559
Hibbett Sports, Inc.* (Retail)	972	58,048
Higher One Holdings, Inc.* (Diversified Financial Services)	1,080	17,032
Hillenbrand, Inc. (Commercial Services)	1,512	31,661
Hittite Microwave Corp.* (Semiconductors)	972	52,041
Home Bancshares, Inc. (Banks)	324	9,441
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	648	26,976
Hub Group, Inc. - Class A* (Transportation)	756	26,460
Iconix Brand Group, Inc.* (Apparel)	1,836	28,164
ICU Medical, Inc.* (Healthcare - Products)	432	22,676
iGATE Corp.* (Computers)	540	10,508
II-VI, Inc.* (Electronics)	1,944	39,677
Infinity Property & Casualty Corp. (Insurance)	432	23,073
InfoSpace, Inc.* (Internet)	1,404	15,627
Inland Real Estate Corp. (REIT)	864	7,430
Innophos Holdings, Inc. (Chemicals)	756	37,173
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	540	20,104
Inter Parfums, Inc. (Cosmetics/Personal Care)	324	5,103
Interactive Intelligence Group, Inc.* (Software)	540	16,016
Interval Leisure Group, Inc. (Leisure Time)	648	11,197
ION Geophysical Corp.* (Oil & Gas Services)	1,404	8,747
IPC The Hospitalist Co.* (Healthcare - Services)	540	20,741
iRobot Corp.* (Machinery - Diversified)	972	22,949
J & J Snack Foods Corp. (Food)	540	30,272
j2 Global, Inc. (Computers)	1,728	44,634
JDA Software Group, Inc.* (Software)	1,512	43,667
Jos. A. Bank Clothiers, Inc.* (Retail)	972	46,219
Kaman Corp. (Aerospace/Defense)	540	18,565
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	972	17,554
Kaydon Corp. (Metal Fabricate/Hardware)	432	10,597
Kensey Nash Corp. (Healthcare - Products)	216	6,141
Kilroy Realty Corp. (REIT)	1,296	61,495
Kirkland’s, Inc.* (Retail)	324	4,743
Knight Transportation, Inc. (Transportation)	972	15,960
Kopin Corp.* (Semiconductors)	1,188	4,241
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	324	12,597
Kraton Performance Polymers, Inc.* (Chemicals)	648	16,848

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,592	$33,955
Landauer, Inc. (Commercial Services)	324	17,081
Lindsay Manufacturing Co. (Machinery - Diversified)	432	28,853
Liquidity Services, Inc.* (Internet)	864	46,077
Littelfuse, Inc. (Electrical Components & Equipment)	756	47,378
LivePerson, Inc.* (Computers)	1,728	27,441
Liz Claiborne, Inc.* (Retail)	1,836	24,602
LogMeIn, Inc.* (Telecommunications)	756	27,224
LSB Industries, Inc.* (Miscellaneous Manufacturing)	324	10,990
LTC Properties, Inc. (REIT)	540	17,971
Lufkin Industries, Inc. (Oil & Gas Services)	1,188	91,286
Lumber Liquidators Holdings, Inc.* (Retail)	648	18,747
Magellan Health Services, Inc.* (Healthcare - Services)	972	43,040
Maidenform Brands, Inc.* (Apparel)	432	9,863
Manhattan Associates, Inc.* (Computers)	756	37,913
MAXIMUS, Inc. (Commercial Services)	1,188	52,569
Measurement Specialties, Inc.* (Electronics)	324	11,577
Medidata Solutions, Inc.* (Software)	756	19,588
Medifast, Inc.* (Commercial Services)	540	10,379
Mercury Computer Systems, Inc.* (Computers)	648	8,554
Meridian Bioscience, Inc. (Healthcare - Products)	864	17,755
Merit Medical Systems, Inc.* (Healthcare - Products)	864	11,422
Micrel, Inc. (Semiconductors)	1,080	11,761
Microsemi Corp.* (Semiconductors)	2,268	48,807
MicroStrategy, Inc. - Class A* (Software)	324	45,289
Mid-America Apartment Communities, Inc. (REIT)	1,512	102,922
MKS Instruments, Inc. (Semiconductors)	1,188	32,848
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,620	25,726
Monolithic Power Systems, Inc.* (Semiconductors)	648	13,427
Monotype Imaging Holdings, Inc.* (Software)	648	9,195
Monro Muffler Brake, Inc. (Commercial Services)	1,080	44,561
Moog, Inc. - Class A* (Aerospace/Defense)	1,080	45,652
MTS Systems Corp. (Computers)	540	25,904
Multimedia Games Holding Co., Inc.* (Entertainment)	324	3,681
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	432	40,781
Nanometrics, Inc.* (Semiconductors)	432	6,700
National Presto Industries, Inc. (Aerospace/Defense)	216	15,924
NCI Building Systems, Inc.* (Building Materials)	216	2,590
Neogen Corp.* (Pharmaceuticals)	864	33,687
NETGEAR, Inc.* (Telecommunications)	1,296	49,896
NetScout Systems, Inc.* (Computers)	1,188	24,580
Neutral Tandem, Inc.* (Telecommunications)	756	8,785
New Jersey Resources Corp. (Gas)	756	32,689
Nolan Co.* (Media)	1,080	8,651
Northwest Natural Gas Co. (Gas)	540	24,678
NorthWestern Corp. (Electric)	648	23,017
NuVasive, Inc.* (Healthcare - Products)	1,512	25,054
Old Dominion Freight Line, Inc.* (Transportation)	1,188	52,830
Omnicell, Inc.* (Software)	432	6,165
OpenTable, Inc.* (Internet)	756	33,816
Oplink Communications, Inc.* (Telecommunications)	432	6,843
OPNET Technologies, Inc. (Software)	540	12,506
Oritani Financial Corp. (Savings & Loans)	1,188	17,606
OSI Systems, Inc.* (Electronics)	756	50,546
Oxford Industries, Inc. (Apparel)	216	10,366
OYO Geospace Corp.* (Oil & Gas Services)	216	24,888
P.F. Chang’s China Bistro, Inc. (Retail)	432	17,146
PacWest Bancorp (Banks)	432	10,290
Papa John’s International, Inc.* (Retail)	648	26,101
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	972	41,154
PAREXEL International Corp.* (Commercial Services)	972	26,186
Park Electrochemical Corp. (Electronics)	324	9,347
Peet’s Coffee & Tea, Inc.* (Beverages)	432	33,186
Petroleum Development* (Oil & Gas)	324	11,142
Piedmont Natural Gas Co., Inc. (Gas)	1,188	36,210
Pioneer Drilling Co.* (Oil & Gas)	972	7,659
Pool Corp. (Distribution/Wholesale)	756	27,904
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	648	44,595
Post Properties, Inc. (REIT)	1,080	52,596
Power Integrations, Inc. (Semiconductors)	972	36,819
ProAssurance Corp. (Insurance)	1,080	95,137
Progress Software Corp.* (Software)	1,080	24,991
PS Business Parks, Inc. (REIT)	648	44,226
PSS World Medical, Inc.* (Healthcare - Products)	1,188	28,429
Quaker Chemical Corp. (Chemicals)	324	14,062
Quality Systems, Inc. (Software)	1,404	52,510
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	2,268	101,833
RLI Corp. (Insurance)	648	44,634
Robbins & Myers, Inc. (Machinery - Diversified)	1,188	57,867
Rofin-Sinar Technologies, Inc.* (Electronics)	540	13,608

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rogers Corp.* (Electronics)	324	$12,406
Rubicon Technology, Inc.* (Semiconductors)	648	6,124
Rue21, Inc.* (Retail)	540	16,389
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,160	106,704
Sanderson Farms, Inc. (Food)	648	33,443
Saul Centers, Inc. (REIT)	324	12,963
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,296	3,072
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	540	36,623
SEACOR SMIT, Inc.* (Oil & Gas Services)	756	70,255
Select Comfort Corp.* (Home Furnishings)	864	24,952
Shuffle Master, Inc.* (Entertainment)	864	15,267
Simpson Manufacturing Co., Inc. (Building Materials)	648	20,107
Smith Corp. (Miscellaneous Manufacturing)	540	25,704
Snyders-Lance, Inc. (Food)	756	19,565
Sourcefire, Inc.* (Internet)	1,080	55,069
South Jersey Industries, Inc. (Gas)	1,080	53,190
Southwest Gas Corp. (Gas)	756	31,767
Sovran Self Storage, Inc. (REIT)	540	28,458
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,836	19,517
Stamps.com, Inc.* (Internet)	432	12,541
Standard Microsystems Corp.* (Semiconductors)	324	8,580
Stepan Co. (Chemicals)	216	19,626
Steven Madden, Ltd.* (Apparel)	1,404	60,667
Stifel Financial Corp.* (Diversified Financial Services)	1,080	39,334
STR Holdings, Inc.* (Miscellaneous Manufacturing)	972	3,713
Stratasys, Inc.* (Computers)	540	27,653
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	648	36,981
Supertex, Inc.* (Semiconductors)	216	4,422
SurModics, Inc.* (Healthcare - Products)	216	3,195
Synaptics, Inc.* (Computers)	1,188	36,483
Synchronoss Technologies, Inc.* (Software)	972	30,424
Tanger Factory Outlet Centers, Inc. (REIT)	1,944	60,886
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,296	83,747
TeleTech Holdings, Inc.* (Commercial Services)	324	4,909
Tennant Co. (Machinery - Diversified)	432	19,138
Tessera Technologies, Inc.* (Semiconductors)	1,188	18,580
Tetra Tech, Inc.* (Environmental Control)	1,296	34,603
Texas Capital Bancshares, Inc.* (Banks)	540	20,363
Texas Roadhouse, Inc. (Retail)	1,296	22,356
The Buckle, Inc. (Retail)	972	44,887
The Cato Corp. - Class A (Retail)	648	18,034
The Children’s Place Retail Stores, Inc.* (Retail)	864	39,727
The Ensign Group, Inc. (Healthcare - Services)	540	14,423
The Finish Line, Inc. - Class A (Retail)	972	21,637
The Hain Celestial Group, Inc.* (Food)	972	45,976
The Medicines Co.* (Biotechnology)	1,944	42,943
The Navigators Group, Inc.* (Insurance)	216	10,260
The Ryland Group, Inc. (Home Builders)	756	17,018
Tompkins Financial Corp. (Banks)	216	8,176
Toro Co. (Housewares)	1,080	77,177
TreeHouse Foods, Inc.* (Food)	1,296	74,533
TriQuint Semiconductor, Inc.* (Semiconductors)	3,456	16,865
True Religion Apparel, Inc.* (Apparel)	864	23,466
Tyler Technologies, Inc.* (Software)	864	34,517
UIL Holdings Corp. (Electric)	648	22,272
Ultratech Stepper, Inc.* (Semiconductors)	648	20,697
UMB Financial Corp. (Banks)	756	36,326
UniFirst Corp. (Textiles)	432	26,248
Unisource Energy Corp. (Electric)	864	31,450
United Natural Foods, Inc.* (Food)	1,080	53,233
Universal Health Realty Income Trust (REIT)	324	13,103
Universal Technical Institute, Inc. (Commercial Services)	432	5,184
Urstadt Biddle Properties - Class A (REIT)	432	8,312
VASCO Data Security International, Inc.* (Internet)	432	3,365
Veeco Instruments, Inc.* (Semiconductors)	1,404	42,387
ViaSat, Inc.* (Telecommunications)	1,512	73,030
Vicor Corp. (Electrical Components & Equipment)	324	2,258
ViewPoint Financial Group, Inc. (Savings & Loans)	864	13,746
ViroPharma, Inc.* (Pharmaceuticals)	2,484	54,027
Virtus Investment Partners, Inc.* (Diversified Financial Services)	216	18,230
Virtusa Corp.* (Computers)	324	4,889
Vitamin Shoppe, Inc.* (Retail)	1,080	50,836
Volterra Semiconductor Corp.* (Semiconductors)	864	28,417
Watts Water Technologies, Inc. - Class A (Electronics)	540	19,883
WD-40 Co. (Household Products/Wares)	540	24,343
Websense, Inc.* (Internet)	1,296	26,879
West Pharmaceutical Services, Inc. (Healthcare - Products)	756	33,944
Wolverine World Wide, Inc. (Apparel)	1,728	72,490
World Acceptance Corp.* (Diversified Financial Services)	540	35,915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zumiez, Inc.* (Retail)	540	$19,796

TOTAL COMMON STOCKS (Cost $5,760,876)		8,988,016

TOTAL INVESTMENT SECURITIES (Cost $5,760,876) — 100.4%		8,988,016
Net other assets (liabilities) — (0.4)%		(34,687)

NET ASSETS — 100.0%		$8,953,329

*              Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$204,611	2.3%
Airlines	31,730	0.4%
Apparel	229,014	2.6%
Banks	180,727	2.0%
Beverages	66,662	0.7%
Biotechnology	190,379	2.1%
Building Materials	48,326	0.5%
Chemicals	163,146	1.8%
Coal	8,311	0.1%
Commercial Services	429,985	4.8%
Computers	327,087	3.7%
Cosmetics/Personal Care	5,103	0.1%
Distribution/Wholesale	68,685	0.8%
Diversified Financial Services	199,971	2.2%
Electric	154,340	1.7%
Electrical Components & Equipment	72,173	0.8%
Electronics	360,667	4.0%
Energy - Alternate Sources	3,750	NM
Engineering & Construction	20,650	0.2%
Entertainment	18,948	0.2%
Environmental Control	78,404	0.9%
Food	292,156	3.3%
Forest Products & Paper	129,871	1.5%
Gas	178,534	2.0%
Hand/Machine Tools	32,497	0.4%
Healthcare - Products	364,666	4.1%
Healthcare - Services	194,829	2.2%
Home Builders	17,018	0.2%
Home Furnishings	41,800	0.5%
Household Products/Wares	56,265	0.6%
Housewares	77,177	0.9%
Insurance	182,673	2.0%
Internet	265,135	3.0%
Leisure Time	36,751	0.4%
Machinery - Diversified	228,696	2.6%
Media	8,651	0.1%
Metal Fabricate/Hardware	37,527	0.4%
Mining	17,798	0.2%
Miscellaneous Manufacturing	112,324	1.3%
Oil & Gas	133,932	1.5%
Oil & Gas Services	226,818	2.5%
Pharmaceuticals	399,374	4.5%
REIT	620,539	6.8%
Retail	949,941	10.5%
Savings & Loans	31,352	0.4%
Semiconductors	601,415	6.6%
Software	516,797	5.8%
Telecommunications	180,917	2.0%
Textiles	26,248	0.3%
Transportation	140,033	1.6%
Water	23,613	0.3%
Other**	(34,687)	(0.4)%
Total	$8,953,329	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.6%)
Anheuser-Busch InBev N.V.ADR (Beverages)	2,200	$159,764
ArcelorMittalNYS (Iron/Steel)	4,050	70,187
ARM Holdings PLCADR (Semiconductors)	5,700	144,381
ASML Holding N.V.NYS (Semiconductors)	3,200	163,168
AstraZeneca PLCADR (Pharmaceuticals)	2,350	103,165
Banco Santander S.A.ADR (Banks)	15,100	95,583
Barclays PLCADR (Banks)	7,750	110,360
BHP Billiton PLCADR (Mining)	3,350	215,606
BP PLCADR (Oil & Gas)	3,750	162,787
Diageo PLCADR (Beverages)	1,400	141,568
Eni SpAADR (Oil & Gas)	1,900	84,664
Ensco PLCADR (Oil & Gas)	2,000	109,300
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,900	134,067
HSBC Holdings PLCADR (Banks)	4,750	214,557
ING Groep N.V.ADR* (Insurance)	6,700	47,302
Koninklijke Phillips Electronics N.V.NYS* (Electronics)	3,850	76,962
Nokia, Corp.ADR (Telecommunications)	12,150	44,348
Rio Tinto PLCADR (Mining)	3,150	176,620
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	2,800	200,312
Sanofi-AventisADR (Pharmaceuticals)	3,400	129,812
SAP AGADR (Software)	2,900	192,241
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	1,150	112,194
Siemens AGADR (Miscellaneous Manufacturing)	1,600	148,592
Statoil ASAADR (Oil & Gas)	5,050	135,895
Telefonaktiebolaget LM EricssonADR* (Telecommunications)	11,700	116,942
Telefonica S.A.ADR (Telecommunications)	7,650	111,920
Tenaris S.A.ADR (Metal Fabricate/Hardware)	2,650	103,854
Total S.A.ADR (Oil & Gas)	3,000	144,330
Unilever N.V.NYS (Food)	3,750	128,812
Vodafone Group PLCADR (Telecommunications)	6,900	192,027

TOTAL COMMON STOCKS (Cost $3,390,862)		3,971,320

TOTAL INVESTMENT SECURITIES (Cost $3,390,862) — 100.6%		3,971,320
Net other assets (liabilities) — (0.6)%		(24,451)

NET ASSETS — 100.0%		$3,946,869

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Banks	$420,500	10.7%
Beverages	301,332	7.6%
Electronics	76,962	1.9%
Food	128,812	3.3%
Insurance	47,302	1.2%
Iron/Steel	70,187	1.8%
Metal Fabricate/Hardware	103,854	2.6%
Mining	392,226	9.9%
Miscellaneous Manufacturing	148,592	3.8%
Oil & Gas	837,288	21.2%
Pharmaceuticals	479,238	12.1%
Semiconductors	307,549	7.8%
Software	192,241	4.9%
Telecommunications	465,237	11.8%
Other**	(24,451)	(0.6)%
Total	$3,946,869	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2012:

	Value	% of Net Assets
Belgium	$159,764	4.0%
Finland	44,348	1.1%
France	274,142	7.0%
Germany	340,833	8.7%
Ireland	112,194	2.8%
Italy	84,664	2.1%
Luxembourg	174,041	4.4%
Netherlands	616,556	15.6%
Norway	135,895	3.4%
Spain	207,503	5.2%
Sweden	116,942	3.0%
United Kingdom	1,704,438	43.3%
Other**	(24,451)	(0.6)%
Total	$3,946,869	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (42.4%)
3M Co. (Miscellaneous Manufacturing)	1,815	$162,188
Abbott Laboratories (Pharmaceuticals)	4,125	255,997
Abercrombie & Fitch Co. - Class A (Retail)	231	11,589
Accenture PLC - Class A (Computers)	1,683	109,311
ACE, Ltd. (Insurance)	891	67,689
Adobe Systems, Inc.* (Software)	1,287	43,192
Advanced Micro Devices, Inc.* (Semiconductors)	1,551	11,415
Aetna, Inc. (Healthcare - Services)	924	40,693
AFLAC, Inc. (Insurance)	1,221	54,994
Agilent Technologies, Inc. (Electronics)	924	38,974
AGL Resources, Inc. (Gas)	297	11,711
Air Products & Chemicals, Inc. (Chemicals)	561	47,960
Airgas, Inc. (Chemicals)	165	15,121
Akamai Technologies, Inc.* (Internet)	462	15,061
Alcoa, Inc. (Mining)	2,805	27,293
Allegheny Technologies, Inc. (Iron/Steel)	264	11,336
Allergan, Inc. (Pharmaceuticals)	792	76,032
Allstate Corp. (Insurance)	1,320	43,996
Alpha Natural Resources, Inc.* (Coal)	561	9,049
Altera Corp. (Semiconductors)	858	30,519
Altria Group, Inc. (Agriculture)	5,346	172,195
Amazon.com, Inc.* (Internet)	957	221,928
Ameren Corp. (Electric)	627	20,559
American Electric Power, Inc. (Electric)	1,254	48,705
American Express Co. (Diversified Financial Services)	2,673	160,941
American International Group, Inc.* (Insurance)	1,419	48,289
American Tower Corp. (REIT)	1,023	67,088
Ameriprise Financial, Inc. (Diversified Financial Services)	594	32,201
AmerisourceBergen Corp. (Pharmaceuticals)	660	24,559
Amgen, Inc. (Biotechnology)	2,079	147,838
Amphenol Corp. - Class A (Electronics)	429	24,942
Anadarko Petroleum Corp. (Oil & Gas)	1,320	96,637
Analog Devices, Inc. (Semiconductors)	792	30,872
Aon PLC (Insurance)	858	44,444
Apache Corp. (Oil & Gas)	990	94,981
Apartment Investment and Management Co. - Class A (REIT)	330	8,959
Apollo Group, Inc. - Class A* (Commercial Services)	297	10,460
Apple Computer, Inc.* (Computers)	2,442	1,426,714
Applied Materials, Inc. (Semiconductors)	3,366	40,358
Archer-Daniels-Midland Co. (Agriculture)	1,716	52,904
Assurant, Inc. (Insurance)	231	9,319
AT&T, Inc. (Telecommunications)	15,510	510,434
Autodesk, Inc.* (Software)	594	23,386
Automatic Data Processing, Inc. (Commercial Services)	1,287	71,583
AutoNation, Inc.* (Retail)	132	4,565
AutoZone, Inc.* (Retail)	66	26,147
AvalonBay Communities, Inc. (REIT)	264	38,386
Avery Dennison Corp. (Household Products/Wares)	264	8,443
Avon Products, Inc. (Cosmetics/Personal Care)	1,122	24,235
Baker Hughes, Inc. (Oil & Gas Services)	1,155	50,947
Ball Corp. (Packaging & Containers)	396	16,537
Bank of America Corp. (Banks)	28,116	228,021
Bank of New York Mellon Corp. (Banks)	3,168	74,923
Bard (C.R.), Inc. (Healthcare - Products)	231	22,860
Baxter International, Inc. (Healthcare - Products)	1,452	80,455
BB&T Corp. (Banks)	1,815	58,153
Beam, Inc. (Beverages)	396	22,485
Becton, Dickinson & Co. (Healthcare - Products)	561	44,010
Bed Bath & Beyond, Inc.* (Retail)	627	44,135
Bemis Co., Inc. (Packaging & Containers)	264	8,551
Berkshire Hathaway, Inc. - Class B* (Insurance)	4,620	371,679
Best Buy Co., Inc. (Retail)	759	16,751
Big Lots, Inc.* (Retail)	165	6,046
Biogen Idec, Inc.* (Biotechnology)	627	84,024
BlackRock, Inc. (Diversified Financial Services)	264	50,577
BMC Software, Inc.* (Software)	429	17,701
Boeing Co. (Aerospace/Defense)	1,947	149,530
BorgWarner, Inc.* (Auto Parts & Equipment)	297	23,475
Boston Properties, Inc. (REIT)	396	42,867
Boston Scientific Corp.* (Healthcare - Products)	3,795	23,757
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,422	147,562
Broadcom Corp. - Class A (Semiconductors)	1,287	47,104
Brown-Forman Corp. (Beverages)	264	22,796
C.H. Robinson Worldwide, Inc. (Transportation)	429	25,628
CA, Inc. (Software)	957	25,284
Cablevision Systems Corp. NY - Class A (Media)	561	8,314
Cabot Oil & Gas Corp. (Oil & Gas)	561	19,714
Cameron International Corp.* (Oil & Gas Services)	660	33,825
Campbell Soup Co. (Food)	462	15,629
Capital One Financial Corp. (Banks)	1,452	80,557
Cardinal Health, Inc. (Pharmaceuticals)	891	37,663
CareFusion Corp.* (Healthcare - Products)	594	15,391
CarMax, Inc.* (Retail)	594	18,337
Carnival Corp. - Class A (Leisure Time)	1,188	38,598

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	1,683	$172,962
CBRE Group, Inc. - Class A* (Real Estate)	858	16,139
CBS Corp. - Class B (Media)	1,716	57,229
Celgene Corp.* (Biotechnology)	1,155	84,223
CenterPoint Energy, Inc. (Gas)	1,122	22,676
CenturyLink, Inc. (Telecommunications)	1,617	62,352
Cerner Corp.* (Software)	396	32,112
CF Industries Holdings, Inc. (Chemicals)	165	31,855
Chesapeake Energy Corp. (Oil & Gas)	1,749	32,252
Chevron Corp. (Oil & Gas)	5,181	552,087
Chipotle Mexican Grill, Inc.* (Retail)	66	27,334
CIGNA Corp. (Healthcare - Services)	759	35,089
Cincinnati Financial Corp. (Insurance)	429	15,281
Cintas Corp. (Textiles)	297	11,633
Cisco Systems, Inc. (Telecommunications)	14,091	283,934
Citigroup, Inc. (Banks)	7,656	252,954
Citrix Systems, Inc.* (Software)	495	42,377
Cliffs Natural Resources, Inc. (Iron/Steel)	363	22,600
Clorox Co. (Household Products/Wares)	330	23,133
CME Group, Inc. (Diversified Financial Services)	165	43,860
CMS Energy Corp. (Electric)	660	15,173
Coach, Inc. (Apparel)	759	55,528
Coca-Cola Co. (Beverages)	5,940	453,341
Coca-Cola Enterprises, Inc. (Beverages)	792	23,855
Cognizant Technology Solutions Corp.* (Computers)	792	58,069
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,254	124,071
Comcast Corp. - Class A (Media)	7,062	214,190
Comerica, Inc. (Banks)	528	16,907
Computer Sciences Corp. (Computers)	396	11,112
ConAgra Foods, Inc. (Food)	1,089	28,118
ConocoPhillips (Oil & Gas)	3,366	241,107
CONSOL Energy, Inc. (Coal)	594	19,745
Consolidated Edison, Inc. (Electric)	759	45,123
Constellation Brands, Inc.* (Beverages)	462	9,979
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	429	26,843
Corning, Inc. (Telecommunications)	3,993	57,300
Costco Wholesale Corp. (Retail)	1,155	101,836
Coventry Health Care, Inc. (Healthcare - Services)	363	10,886
Covidien PLC (Healthcare - Products)	1,254	69,258
Crown Castle International Corp.* (Telecommunications)	660	37,363
CSX Corp. (Transportation)	2,739	61,107
Cummins, Inc. (Machinery - Diversified)	495	57,336
CVS Caremark Corp. (Retail)	3,399	151,663
D.R. Horton, Inc. (Home Builders)	726	11,870
Danaher Corp. (Miscellaneous Manufacturing)	1,485	80,517
Darden Restaurants, Inc. (Retail)	330	16,526
DaVita, Inc.* (Healthcare - Services)	231	20,462
Dean Foods Co.* (Food)	495	6,079
Deere & Co. (Machinery - Diversified)	1,056	86,972
Dell, Inc.* (Computers)	3,993	65,365
Denbury Resources, Inc.* (Oil & Gas)	1,023	19,478
DENTSPLY International, Inc. (Healthcare - Products)	363	14,905
Devon Energy Corp. (Oil & Gas)	1,056	73,762
DeVry, Inc. (Commercial Services)	165	5,305
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	13,573
DIRECTV - Class A* (Media)	1,782	87,799
Discover Financial Services (Diversified Financial Services)	1,386	46,985
Discovery Communications, Inc. - Class A* (Media)	693	37,713
Dollar Tree, Inc.* (Retail)	297	30,193
Dominion Resources, Inc. (Electric)	1,485	77,502
Dover Corp. (Miscellaneous Manufacturing)	495	31,017
Dr. Pepper Snapple Group, Inc. (Beverages)	561	22,765
DTE Energy Co. (Electric)	429	24,187
Duke Energy Corp. (Electric)	3,498	74,962
Dun & Bradstreet Corp. (Software)	132	10,267
E*TRADE Financial Corp.* (Diversified Financial Services)	660	7,016
E.I. du Pont de Nemours & Co. (Chemicals)	2,442	130,549
Eastman Chemical Co. (Chemicals)	363	19,591
Eaton Corp. (Miscellaneous Manufacturing)	891	42,928
eBay, Inc.* (Internet)	3,003	123,273
Ecolab, Inc. (Chemicals)	759	48,341
Edison International (Electric)	858	37,761
Edwards Lifesciences Corp.* (Healthcare - Products)	297	24,642
El Paso Corp. (Pipelines)	2,013	59,726
Electronic Arts, Inc.* (Software)	858	13,196
Eli Lilly & Co. (Pharmaceuticals)	2,673	110,635
EMC Corp.* (Computers)	5,379	151,742
Emerson Electric Co. (Electrical Components & Equipment)	1,914	100,562
Entergy Corp. (Electric)	462	30,289
EOG Resources, Inc. (Oil & Gas)	693	76,098
EQT Corp. (Oil & Gas)	396	19,725
Equifax, Inc. (Commercial Services)	330	15,121
Equity Residential (REIT)	792	48,660
Exelon Corp. (Electric)	2,244	87,538
Expedia, Inc. (Internet)	264	11,254
Expeditors International of Washington, Inc. (Transportation)	561	22,440
Express Scripts Holding Co.* (Pharmaceuticals)	2,046	114,146
Exxon Mobil Corp. (Oil & Gas)	12,342	1,065,608
F5 Networks, Inc.* (Internet)	198	26,518
Family Dollar Stores, Inc. (Retail)	297	20,062
Fastenal Co. (Distribution/Wholesale)	759	35,536
Federated Investors, Inc. - Class B (Diversified Financial Services)	231	5,100

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FedEx Corp. (Transportation)	825	$72,798
Fidelity National Information Services, Inc. (Software)	627	21,111
Fifth Third Bancorp (Banks)	2,409	34,280
First Horizon National Corp. (Banks)	660	6,061
First Solar, Inc.* (Energy - Alternate Sources)	165	3,036
FirstEnergy Corp. (Electric)	1,089	50,987
Fiserv, Inc.* (Software)	363	25,515
FLIR Systems, Inc. (Electronics)	396	8,894
Flowserve Corp. (Machinery - Diversified)	132	15,171
Fluor Corp. (Engineering & Construction)	429	24,775
FMC Corp. (Chemicals)	198	21,869
FMC Technologies, Inc.* (Oil & Gas Services)	627	29,469
Ford Motor Co. (Auto Manufacturers)	9,966	112,416
Forest Laboratories, Inc.* (Pharmaceuticals)	693	24,137
Fossil, Inc.* (Distribution/Wholesale)	132	17,248
Franklin Resources, Inc. (Diversified Financial Services)	363	45,560
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,475	94,792
Frontier Communications Corp. (Telecommunications)	2,607	10,532
GameStop Corp. - Class A (Retail)	363	8,262
Gannett Co., Inc. (Media)	627	8,665
General Dynamics Corp. (Aerospace/Defense)	924	62,370
General Electric Co. (Miscellaneous Manufacturing)	27,720	542,758
General Mills, Inc. (Food)	1,683	65,452
Genuine Parts Co. (Distribution/Wholesale)	396	25,653
Genworth Financial, Inc. - Class A* (Insurance)	1,287	7,735
Gilead Sciences, Inc.* (Biotechnology)	1,980	102,980
Goodrich Corp. (Aerospace/Defense)	330	41,402
Google, Inc. - Class A* (Internet)	660	399,452
H & R Block, Inc. (Commercial Services)	759	11,157
Halliburton Co. (Oil & Gas Services)	2,409	82,436
Harley-Davidson, Inc. (Leisure Time)	594	31,084
Harman International Industries, Inc. (Home Furnishings)	198	9,817
Harris Corp. (Telecommunications)	297	13,525
Hartford Financial Services Group, Inc. (Insurance)	1,155	23,735
Hasbro, Inc. (Toys/Games/Hobbies)	297	10,912
HCP, Inc. (REIT)	1,056	43,771
Health Care REIT, Inc. (REIT)	561	31,786
Heinz (H.J.) Co. (Food)	825	43,981
Helmerich & Payne, Inc. (Oil & Gas)	297	15,263
Hess Corp. (Oil & Gas)	792	41,295
Hewlett-Packard Co. (Computers)	5,181	128,282
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,046	124,110
Hormel Foods Corp. (Food)	363	10,549
Hospira, Inc.* (Healthcare - Products)	429	15,066
Host Hotels & Resorts, Inc. (REIT)	1,848	30,751
Hudson City Bancorp, Inc. (Savings & Loans)	1,386	9,785
Humana, Inc. (Healthcare - Services)	429	34,612
Huntington Bancshares, Inc. (Banks)	2,277	15,233
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,254	71,954
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	792	33,676
Integrys Energy Group, Inc. (Electric)	198	10,819
Intel Corp. (Semiconductors)	13,068	371,131
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	26,342
International Business Machines Corp. (Computers)	3,036	628,695
International Flavors & Fragrances, Inc. (Chemicals)	198	11,922
International Game Technology (Entertainment)	792	12,339
International Paper Co. (Forest Products & Paper)	1,155	38,473
Intuit, Inc. (Software)	759	43,999
Intuitive Surgical, Inc.* (Healthcare - Products)	99	57,242
Invesco, Ltd. (Diversified Financial Services)	1,155	28,690
Iron Mountain, Inc. (Commercial Services)	462	14,031
J.C. Penney Co., Inc. (Retail)	363	13,090
J.P. Morgan Chase & Co. (Banks)	9,999	429,757
Jabil Circuit, Inc. (Electronics)	495	11,608
Jacobs Engineering Group, Inc.* (Engineering & Construction)	330	14,464
JDS Uniphase Corp.* (Telecommunications)	594	7,217
Johnson & Johnson (Healthcare - Products)	7,194	468,257
Johnson Controls, Inc. (Auto Parts & Equipment)	1,782	56,971
Joy Global, Inc. (Machinery - Construction & Mining)	264	18,683
Juniper Networks, Inc.* (Telecommunications)	1,386	29,702
Kellogg Co. (Food)	660	33,376
KeyCorp (Banks)	2,508	20,164
Kimberly-Clark Corp. (Household Products/Wares)	1,023	80,275
Kimco Realty Corp. (REIT)	1,056	20,497
KLA -Tencor Corp. (Semiconductors)	429	22,372
Kohls Corp. (Retail)	660	33,086
Kraft Foods, Inc. (Food)	4,620	184,199
Kroger Co. (Food)	1,518	35,324
L-3 Communications Holdings, Inc. (Aerospace/Defense)	264	19,415
Laboratory Corp. of America Holdings* (Healthcare - Services)	264	23,203
Legg Mason, Inc. (Diversified Financial Services)	330	8,603
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	363	7,902
Lennar Corp. - Class A (Home Builders)	429	11,900
Leucadia National Corp. (Holding Companies - Diversified)	528	13,126

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A (Computers)	198	$5,960
Life Technologies Corp.* (Biotechnology)	462	21,418
Lincoln National Corp. (Insurance)	759	18,800
Linear Technology Corp. (Semiconductors)	594	19,430
Lockheed Martin Corp. (Aerospace/Defense)	693	62,744
Loews Corp. (Insurance)	792	32,575
Lorillard, Inc. (Agriculture)	330	44,646
Lowe’s Cos., Inc. (Retail)	3,234	101,774
LSI Logic Corp.* (Semiconductors)	1,485	11,939
M&T Bank Corp. (Banks)	330	28,469
Macy’s, Inc. (Retail)	1,089	44,671
Marathon Oil Corp. (Oil & Gas)	1,848	54,220
Marathon Petroleum Corp. (Oil & Gas)	924	38,448
Marriott International, Inc. - Class A (Lodging)	694	27,109
Marsh & McLennan Cos., Inc. (Insurance)	1,419	47,466
Masco Corp. (Building Materials)	924	12,178
MasterCard, Inc. - Class A (Commercial Services)	264	119,399
Mattel, Inc. (Toys/Games/Hobbies)	891	29,938
McCormick & Co., Inc. (Food)	363	20,295
McDonald’s Corp. (Retail)	2,673	260,484
McGraw-Hill Cos., Inc. (Media)	726	35,697
McKesson Corp. (Pharmaceuticals)	660	60,331
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	45,176
MeadWestvaco Corp. (Forest Products & Paper)	462	14,701
Medtronic, Inc. (Healthcare - Products)	2,739	104,630
Merck & Co., Inc. (Pharmaceuticals)	7,986	313,371
MetLife, Inc. (Insurance)	2,772	99,875
MetroPCS Communications, Inc.* (Telecommunications)	759	5,541
Microchip Technology, Inc. (Semiconductors)	495	17,493
Micron Technology, Inc.* (Semiconductors)	2,574	16,963
Microsoft Corp. (Software)	19,569	626,599
Molex, Inc. (Electrical Components & Equipment)	363	10,015
Molson Coors Brewing Co. - Class B (Beverages)	396	16,466
Monsanto Co. (Chemicals)	1,386	105,585
Moody’s Corp. (Commercial Services)	528	21,622
Morgan Stanley Dean Witter & Co. (Banks)	3,993	68,999
Motorola Mobility Holdings, Inc.* (Telecommunications)	693	26,902
Motorola Solutions, Inc. (Telecommunications)	759	38,732
Murphy Oil Corp. (Oil & Gas)	495	27,210
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,122	24,359
Nabors Industries, Ltd.* (Oil & Gas)	759	12,637
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	330	8,108
National Oilwell Varco, Inc. (Oil & Gas Services)	1,122	85,003
NetApp, Inc.* (Computers)	957	37,160
Netflix, Inc.* (Internet)	132	10,578
Newell Rubbermaid, Inc. (Housewares)	759	13,814
Newfield Exploration Co.* (Oil & Gas)	363	13,032
Newmont Mining Corp. (Mining)	1,287	61,326
News Corp. - Class A (Media)	5,643	110,603
NextEra Energy, Inc. (Electric)	1,089	70,077
NIKE, Inc. - Class B (Apparel)	957	107,060
NiSource, Inc. (Gas)	726	17,896
Noble Corp. (Oil & Gas)	660	25,120
Noble Energy, Inc. (Oil & Gas)	462	45,886
Nordstrom, Inc. (Retail)	429	23,964
Norfolk Southern Corp. (Transportation)	858	62,574
Northeast Utilities System (Electric)	825	30,335
Northern Trust Corp. (Banks)	627	29,839
Northrop Grumman Corp. (Aerospace/Defense)	660	41,765
Novellus Systems, Inc.* (Semiconductors)	198	9,256
NRG Energy, Inc.* (Electric)	594	10,098
Nucor Corp. (Iron/Steel)	825	32,348
NVIDIA Corp.* (Semiconductors)	1,584	20,592
NYSE Euronext (Diversified Financial Services)	660	16,995
O’Reilly Automotive, Inc.* (Retail)	330	34,802
Occidental Petroleum Corp. (Oil & Gas)	2,112	192,657
Omnicom Group, Inc. (Advertising)	726	37,251
ONEOK, Inc. (Pipelines)	264	22,675
Oracle Corp. (Software)	10,263	301,630
Owens-Illinois, Inc.* (Packaging & Containers)	429	9,974
PACCAR, Inc. (Auto Manufacturers)	924	39,695
Pall Corp. (Miscellaneous Manufacturing)	297	17,704
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	34,725
Patterson Cos., Inc. (Healthcare - Products)	231	7,875
Paychex, Inc. (Commercial Services)	858	26,581
Peabody Energy Corp. (Coal)	726	22,586
People’s United Financial, Inc. (Savings & Loans)	924	11,402
Pepco Holdings, Inc. (Electric)	594	11,238
PepsiCo, Inc. (Beverages)	4,125	272,250
PerkinElmer, Inc. (Electronics)	297	8,197
Perrigo Co. (Pharmaceuticals)	231	24,232
Pfizer, Inc. (Pharmaceuticals)	19,734	452,501
PG&E Corp. (Electric)	1,089	48,112
Philip Morris International, Inc. (Agriculture)	4,521	404,675
Pinnacle West Capital Corp. (Electric)	297	14,360
Pioneer Natural Resources Co. (Oil & Gas)	330	38,221
Pitney Bowes, Inc. (Office/Business Equipment)	528	9,045
Plum Creek Timber Co., Inc. (Forest Products & Paper)	429	18,035

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,386	$91,919
PPG Industries, Inc. (Chemicals)	396	41,675
PPL Corp. (Electric)	1,518	41,517
Praxair, Inc. (Chemicals)	792	91,634
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	69,843
Priceline.com, Inc.* (Internet)	132	100,428
Principal Financial Group, Inc. (Insurance)	792	21,915
Procter & Gamble Co. (Cosmetics/Personal Care)	7,227	459,926
Progress Energy, Inc. (Electric)	759	40,394
Progressive Corp. (Insurance)	1,617	34,442
Prologis, Inc. (REIT)	1,188	42,507
Prudential Financial, Inc. (Insurance)	1,221	73,919
Public Service Enterprise Group, Inc. (Electric)	1,320	41,118
Public Storage, Inc. (REIT)	363	52,003
PulteGroup, Inc.* (Home Builders)	891	8,767
QEP Resources, Inc. (Oil & Gas)	462	14,234
Qualcomm, Inc. (Telecommunications)	4,422	282,300
Quanta Services, Inc.* (Commercial Services)	561	12,409
Quest Diagnostics, Inc. (Healthcare - Services)	429	24,749
R.R. Donnelley & Sons Co. (Commercial Services)	462	5,780
Ralph Lauren Corp. (Apparel)	165	28,425
Range Resources Corp. (Oil & Gas)	429	28,597
Raytheon Co. (Aerospace/Defense)	891	48,239
Red Hat, Inc.* (Software)	495	29,507
Regions Financial Corp. (Banks)	3,696	24,911
Republic Services, Inc. (Environmental Control)	825	22,580
Reynolds American, Inc. (Agriculture)	891	36,380
Robert Half International, Inc. (Commercial Services)	363	10,817
Rockwell Automation, Inc. (Machinery - Diversified)	363	28,074
Rockwell Collins, Inc. (Aerospace/Defense)	396	22,132
Roper Industries, Inc. (Machinery - Diversified)	264	26,902
Ross Stores, Inc. (Retail)	594	36,584
Rowan Cos., Inc.* (Oil & Gas)	330	11,395
Ryder System, Inc. (Transportation)	132	6,431
Safeway, Inc. (Food)	693	14,089
SAIC, Inc. (Commercial Services)	726	8,828
Salesforce.com, Inc.* (Software)	363	56,530
SanDisk Corp.* (Computers)	627	23,205
Sara Lee Corp. (Food)	1,551	34,184
SCANA Corp. (Electric)	297	13,698
Schlumberger, Ltd. (Oil & Gas Services)	3,498	259,342
Scripps Networks Interactive - Class A (Media)	264	13,258
Sealed Air Corp. (Packaging & Containers)	495	9,494
Sears Holdings Corp.* (Retail)	99	5,324
Sempra Energy (Gas)	627	40,592
Sherwin-Williams Co. (Chemicals)	231	27,785
Sigma-Aldrich Corp. (Chemicals)	330	23,397
Simon Property Group, Inc. (REIT)	792	123,235
SLM Corp. (Diversified Financial Services)	1,320	19,576
Snap-on, Inc. (Hand/Machine Tools)	165	10,319
Southern Co. (Electric)	2,277	104,605
Southwest Airlines Co. (Airlines)	2,013	16,668
Southwestern Energy Co.* (Oil & Gas)	924	29,180
Spectra Energy Corp. (Pipelines)	1,716	52,750
Sprint Nextel Corp.* (Telecommunications)	7,854	19,478
St. Jude Medical, Inc. (Healthcare - Products)	825	31,944
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	31,386
Staples, Inc. (Retail)	1,815	27,951
Starbucks Corp. (Retail)	1,980	113,612
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	31,258
State Street Corp. (Banks)	1,287	59,485
Stericycle, Inc.* (Environmental Control)	231	20,005
Stryker Corp. (Healthcare - Products)	858	46,821
Sunoco, Inc. (Oil & Gas)	264	13,013
SunTrust Banks, Inc. (Banks)	1,386	33,652
Symantec Corp.* (Internet)	1,914	31,619
Sysco Corp. (Food)	1,518	43,870
T. Rowe Price Group, Inc. (Diversified Financial Services)	660	41,656
Target Corp. (Retail)	1,749	101,337
TE Connectivity, Ltd. (Electronics)	1,122	40,908
TECO Energy, Inc. (Electric)	561	10,109
Tenet Healthcare Corp.* (Healthcare - Services)	1,089	5,652
Teradata Corp.* (Computers)	429	29,936
Teradyne, Inc.* (Semiconductors)	495	8,519
Tesoro Petroleum Corp.* (Oil & Gas)	363	8,440
Texas Instruments, Inc. (Semiconductors)	3,003	95,916
Textron, Inc. (Miscellaneous Manufacturing)	726	19,341
The AES Corp.* (Electric)	1,683	21,071
The Charles Schwab Corp. (Diversified Financial Services)	2,838	40,583
The Chubb Corp. (Insurance)	726	53,049
The Dow Chemical Co. (Chemicals)	3,102	105,096
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	594	38,818
The Gap, Inc. (Retail)	858	24,453
The Goldman Sachs Group, Inc. (Banks)	1,287	148,198
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	627	6,884
The Hershey Co. (Food)	396	26,536
The Home Depot, Inc. (Retail)	4,026	208,507
The Interpublic Group of Cos., Inc. (Advertising)	1,155	13,641
The JM Smucker Co. - Class A (Food)	297	23,650
The Limited, Inc. (Retail)	660	32,802
The Mosaic Co. (Chemicals)	792	41,833
The Travelers Cos., Inc. (Insurance)	1,023	65,799
The Williams Cos., Inc. (Pipelines)	1,551	52,781

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Thermo Fisher Scientific, Inc. (Electronics)	957		$53,257
Tiffany & Co. (Retail)	330		22,592
Time Warner Cable, Inc. (Media)	825		66,371
Time Warner, Inc. (Media)	2,541		95,186
Titanium Metals Corp. (Mining)	231		3,412
TJX Cos., Inc. (Retail)	1,980		82,586
Torchmark Corp. (Insurance)	264		12,859
Total System Services, Inc. (Commercial Services)	429		10,090
TripAdvisor, Inc.* (Internet)	264		9,903
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,221		68,535
Tyson Foods, Inc. - Class A (Food)	759		13,852
U.S. Bancorp (Banks)	5,016		161,365
Union Pacific Corp. (Transportation)	1,254		141,000
United Parcel Service, Inc. - Class B (Transportation)	2,508		195,975
United States Steel Corp. (Iron/Steel)	363		10,284
United Technologies Corp. (Aerospace/Defense)	2,376		193,977
UnitedHealth Group, Inc. (Healthcare - Services)	2,739		153,795
UnumProvident Corp. (Insurance)	759		18,019
Urban Outfitters, Inc.* (Retail)	297		8,601
V.F. Corp. (Apparel)	231		35,124
Valero Energy Corp. (Oil & Gas)	1,452		35,864
Varian Medical Systems, Inc.* (Healthcare - Products)	297		18,836
Ventas, Inc. (REIT)	759		44,622
VeriSign, Inc. (Internet)	429		17,636
Verizon Communications, Inc. (Telecommunications)	7,425		299,821
Viacom, Inc. - Class B (Media)	1,419		65,827
Visa, Inc. - Class A (Commercial Services)	1,287		158,275
Vornado Realty Trust (REIT)	495		42,491
Vulcan Materials Co. (Mining)	330		14,127
W.W. Grainger, Inc. (Distribution/Wholesale)	165		34,290
Wal-Mart Stores, Inc. (Retail)	4,587		270,220
Walgreen Co. (Retail)	2,277		79,832
Walt Disney Co. (Media)	4,686		202,013
Washington Post Co. - Class B (Media)	33		12,480
Waste Management, Inc. (Environmental Control)	1,221		41,758
Waters Corp.* (Electronics)	231		19,429
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	330		24,869
WellPoint, Inc. (Healthcare - Services)	891		60,428
Wells Fargo & Co. (Banks)	13,794		461,133
Western Digital Corp.* (Computers)	627		24,334
Western Union Co. (Commercial Services)	1,617		29,720
Weyerhaeuser Co. (REIT)	1,419		28,891
Whirlpool Corp. (Home Furnishings)	198		12,676
Whole Foods Market, Inc. (Food)	429		35,637
Windstream Corp. (Telecommunications)	1,551		17,433
Wisconsin Energy Corp. (Electric)	594		21,883
WPX Energy, Inc.* (Oil & Gas)	528		9,277
Wyndham Worldwide Corp. (Lodging)	396		19,935
Wynn Resorts, Ltd. (Lodging)	198		26,413
Xcel Energy, Inc. (Electric)	1,287		34,826
Xerox Corp. (Office/Business Equipment)	3,498		27,214
Xilinx, Inc. (Semiconductors)	693		25,211
XL Group PLC (Insurance)	825		17,746
Xylem, Inc. (Machinery - Diversified)	495		13,801
Yahoo!, Inc.* (Internet)	3,168		49,231
YUM! Brands, Inc. (Retail)	1,221		88,803
Zimmer Holdings, Inc. (Healthcare - Products)	462		29,074
Zions Bancorp (Banks)	495		10,093

TOTAL COMMON STOCKS (Cost $18,361,859)			33,081,137

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $3)			2

	Principal Amount		Value
Repurchase Agreements(b)(c) (20.2%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $15,764,059	$15,764,000		$15,764,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,764,000)			15,764,000

TOTAL INVESTMENT SECURITIES (Cost $34,125,862) — 62.6%			48,845,139
Net other assets (liabilities) — 37.4%			29,200,310

NET ASSETS — 100.0%			$78,045,449

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $9,545,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $19,014,450)	273	$202,754

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$44,089,579	$(115,363)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	59,762,071	(116,080)
		$(231,443)

UltraBull ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$50,892	0.1%
Aerospace/Defense	641,574	0.8%
Agriculture	710,800	0.9%
Airlines	16,668	NM
Apparel	226,137	0.3%
Auto Manufacturers	152,111	0.2%
Auto Parts & Equipment	87,330	0.1%
Banks	2,335,073	3.0%
Beverages	843,937	1.1%
Biotechnology	440,483	0.6%
Building Materials	12,178	NM
Chemicals	764,213	1.0%
Coal	51,380	0.1%
Commercial Services	531,178	0.7%
Computers	2,699,885	3.5%
Cosmetics/Personal Care	647,050	0.8%
Distribution/Wholesale	112,727	0.1%
Diversified Financial Services	582,793	0.7%
Electric	1,037,046	1.3%
Electrical Components & Equipment	110,577	0.1%
Electronics	206,209	0.3%
Energy - Alternate Sources	3,036	NM
Engineering & Construction	39,239	0.1%
Entertainment	12,339	NM
Environmental Control	84,343	0.1%
Food	634,820	0.8%
Forest Products & Paper	71,209	0.1%
Gas	92,875	0.1%
Hand/Machine Tools	41,705	0.1%
Healthcare - Products	1,075,023	1.4%
Healthcare - Services	409,569	0.5%
Holding Companies - Diversified	13,126	NM
Home Builders	32,537	NM
Home Furnishings	22,493	NM
Household Products/Wares	111,851	0.1%
Housewares	13,814	NM
Insurance	1,183,627	1.5%
Internet	1,016,881	1.3%
Iron/Steel	76,568	0.1%
Leisure Time	69,682	0.1%
Lodging	104,715	0.1%
Machinery - Construction & Mining	191,645	0.2%
Machinery - Diversified	228,256	0.3%
Media	1,015,345	1.3%
Metal Fabricate/Hardware	69,843	0.1%
Mining	200,950	0.3%
Miscellaneous Manufacturing	1,264,198	1.6%
Office/Business Equipment	36,259	NM
Oil & Gas	2,959,011	3.9%
Oil & Gas Services	541,022	0.7%
Packaging & Containers	44,556	0.1%
Pharmaceuticals	1,735,570	2.2%
Pipelines	187,932	0.2%
REIT	666,514	0.9%
Real Estate	16,139	NM
Retail	2,098,521	2.7%
Savings & Loans	21,187	NM
Semiconductors	779,090	1.0%
Software	1,312,406	1.7%
Telecommunications	1,702,566	2.2%
Textiles	11,633	NM
Toys/Games/Hobbies	40,850	0.1%
Transportation	587,953	0.8%
Other**	44,964,310	57.6%
Total	$78,045,449	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (61.3%)
Aaron’s, Inc. (Commercial Services)	1,680	$45,646
ACI Worldwide, Inc.* (Software)	840	33,482
Acuity Brands, Inc. (Electrical Components & Equipment)	840	46,679
Acxiom Corp.* (Software)	1,680	23,066
ADTRAN, Inc. (Telecommunications)	1,344	41,019
Advance Auto Parts, Inc. (Retail)	1,680	154,224
Advent Software, Inc.* (Software)	672	18,137
Aecom Technology Corp.* (Engineering & Construction)	2,520	55,616
Aeropostale, Inc.* (Retail)	1,848	40,989
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,176	133,617
AGCO Corp.* (Machinery - Diversified)	2,184	101,731
Alaska Air Group, Inc.* (Airlines)	1,680	56,784
Albemarle Corp. (Chemicals)	2,016	131,645
Alexander & Baldwin, Inc. (Transportation)	840	42,974
Alexandria Real Estate Equities, Inc. (REIT)	1,344	100,693
Alleghany Corp.* (Insurance)	336	115,214
Alliance Data Systems Corp.* (Commercial Services)	1,176	151,104
Alliant Energy Corp. (Electric)	2,352	106,405
Alliant Techsystems, Inc. (Aerospace/Defense)	672	35,818
Allscripts Healthcare Solutions, Inc.* (Software)	4,200	46,536
AMC Networks, Inc. - Class A* (Media)	1,176	49,980
American Campus Communities, Inc. (REIT)	1,680	74,676
American Eagle Outfitters, Inc. (Retail)	4,200	75,642
American Financial Group, Inc. (Insurance)	1,680	65,386
AMERIGROUP Corp.* (Healthcare - Services)	1,008	62,254
Ametek, Inc. (Electrical Components & Equipment)	3,528	177,564
ANN, Inc.* (Retail)	1,176	32,563
ANSYS, Inc.* (Software)	2,016	135,213
AOL, Inc.* (Internet)	2,016	50,481
Apollo Investment Corp. (Investment Companies)	4,368	31,668
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,512	82,419
Aqua America, Inc. (Water)	3,024	68,675
Arch Coal, Inc. (Coal)	4,704	45,911
Arrow Electronics, Inc.* (Electronics)	2,520	105,966
Arthur J. Gallagher & Co. (Insurance)	2,520	94,651
Ascena Retail Group, Inc.* (Retail)	3,024	61,932
Ashland, Inc. (Chemicals)	1,680	110,662
Aspen Insurance Holdings, Ltd. (Insurance)	1,512	42,820
Associated Banc-Corp. (Banks)	3,864	51,507
Astoria Financial Corp. (Savings & Loans)	1,848	17,907
Atmel Corp.* (Semiconductors)	9,912	87,919
Atmos Energy Corp. (Gas)	2,016	65,681
Atwood Oceanics, Inc.* (Oil & Gas)	1,176	52,132
Avnet, Inc.* (Electronics)	3,192	115,167
Bally Technologies, Inc.* (Entertainment)	1,008	48,938
BancorpSouth, Inc. (Banks)	1,848	24,893
Bank of Hawaii Corp. (Banks)	1,008	49,281
Barnes & Noble, Inc.* (Retail)	840	17,430
BE Aerospace, Inc.* (Aerospace/Defense)	2,352	110,615
Bill Barrett Corp.* (Oil & Gas)	1,008	24,172
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	504	54,427
BioMed Realty Trust, Inc. (REIT)	3,528	69,925
Black Hills Corp. (Electric)	1,008	33,274
Bob Evans Farms, Inc. (Retail)	672	25,697
BRE Properties, Inc. - Class A (REIT)	1,680	88,200
Brinker International, Inc. (Retail)	1,680	52,870
Broadridge Financial Solutions, Inc. (Software)	2,688	62,389
Brown & Brown, Inc. (Insurance)	2,520	67,964
Cabot Corp. (Chemicals)	1,344	57,967
Cadence Design Systems, Inc.* (Computers)	6,048	70,580
Camden Property Trust (REIT)	1,680	113,686
CARBO Ceramics, Inc. (Oil & Gas Services)	504	42,381
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,344	74,001
Carpenter Technology Corp. (Iron/Steel)	1,008	56,105
Carter’s, Inc.* (Apparel)	1,176	63,857
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,176	101,571
Cathay Bancorp, Inc. (Banks)	1,680	28,930
CBOE Holdings, Inc. (Diversified Financial Services)	2,016	53,303
Charles River Laboratories International, Inc.* (Biotechnology)	1,008	35,814
Chico’s FAS, Inc. (Retail)	3,696	56,771
Church & Dwight, Inc. (Household Products/Wares)	3,192	162,154
Ciena Corp.* (Telecommunications)	2,184	32,367
Cimarex Energy Co. (Oil & Gas)	1,848	127,715
Cinemark Holdings, Inc. (Entertainment)	2,184	50,145
City National Corp. (Banks)	1,008	53,686
Clarcor, Inc. (Miscellaneous Manufacturing)	1,176	56,472
Clean Harbors, Inc.* (Environmental Control)	1,008	68,786
Cleco Corp. (Electric)	1,344	54,835
Collective Brands, Inc.* (Retail)	1,344	27,915
Commerce Bancshares, Inc. (Banks)	1,680	67,368
Commercial Metals Co. (Metal Fabricate/Hardware)	2,520	37,246
Community Health Systems, Inc.* (Healthcare - Services)	2,016	49,069
Compass Minerals International, Inc. (Mining)	672	51,421
Compuware Corp.* (Software)	4,704	41,019
Con-way, Inc. (Transportation)	1,176	38,220
Concur Technologies, Inc.* (Software)	1,008	57,012
Convergys Corp.* (Commercial Services)	2,520	33,692

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Copart, Inc.* (Retail)	2,352	$62,116
CoreLogic, Inc.* (Commercial Services)	2,352	39,278
Corn Products International, Inc. (Food)	1,680	95,861
Corporate Office Properties Trust (REIT)	1,512	35,608
Corrections Corp. of America* (Commercial Services)	2,184	63,096
Covance, Inc.* (Healthcare - Services)	1,344	62,845
Crane Co. (Miscellaneous Manufacturing)	1,008	44,483
Cree, Inc.* (Semiconductors)	2,520	77,868
Cullen/Frost Bankers, Inc. (Banks)	1,344	79,242
Cypress Semiconductor Corp. (Semiconductors)	3,360	52,080
Cytec Industries, Inc. (Chemicals)	1,008	64,079
Deckers Outdoor Corp.* (Apparel)	840	42,848
Deluxe Corp. (Commercial Services)	1,176	28,001
Dick’s Sporting Goods, Inc. (Retail)	2,184	110,510
Diebold, Inc. (Computers)	1,344	53,021
Domtar Corp. (Forest Products & Paper)	840	73,483
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,360	116,458
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,512	27,231
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,680	81,782
Dril-Quip, Inc.* (Oil & Gas Services)	840	56,608
DST Systems, Inc. (Computers)	672	37,619
Duke Realty Corp. (REIT)	5,712	84,595
East West Bancorp, Inc. (Banks)	3,192	72,682
Eaton Vance Corp. (Diversified Financial Services)	2,520	66,276
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,520	88,553
Energen Corp. (Oil & Gas)	1,512	79,199
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,512	107,851
Equinix, Inc.* (Internet)	1,008	165,514
Equity One, Inc. (REIT)	1,344	27,928
Essex Property Trust, Inc. (REIT)	840	132,695
Esterline Technologies Corp.* (Aerospace/Defense)	672	46,025
Everest Re Group, Ltd. (Insurance)	1,176	116,542
Exelis, Inc. (Aerospace/Defense)	4,032	46,489
FactSet Research Systems, Inc. (Media)	1,008	105,699
Fair Isaac Corp. (Software)	840	36,036
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,688	38,089
Federal Realty Investment Trust (REIT)	1,344	135,287
Fidelity National Title Group, Inc. - Class A (Insurance)	4,872	93,883
First American Financial Corp. (Insurance)	2,352	39,396
First Niagara Financial Group, Inc. (Savings & Loans)	7,728	69,088
FirstMerit Corp. (Banks)	2,352	39,514
Flowers Foods, Inc. (Food)	2,520	54,054
Foot Locker, Inc. (Retail)	3,360	102,782
Forest Oil Corp.* (Oil & Gas)	2,520	33,566
Fortune Brands Home & Security, Inc.* (Building Materials)	3,528	80,227
FTI Consulting, Inc.* (Commercial Services)	840	30,526
Fulton Financial Corp. (Banks)	4,368	45,820
Gardner Denver, Inc. (Machinery - Diversified)	1,176	76,605
Gartner Group, Inc.* (Commercial Services)	2,016	88,301
GATX Corp. (Trucking & Leasing)	1,008	43,213
Gen-Probe, Inc.* (Healthcare - Products)	1,008	82,202
General Cable Corp.* (Electrical Components & Equipment)	1,008	29,676
Gentex Corp. (Electronics)	3,192	70,128
Global Payments, Inc. (Commercial Services)	1,680	78,002
Graco, Inc. (Machinery - Diversified)	1,344	71,649
Granite Construction, Inc. (Engineering & Construction)	672	18,708
Great Plains Energy, Inc. (Electric)	3,024	61,750
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,856	139,230
Greenhill & Co., Inc. (Diversified Financial Services)	672	26,107
Greif, Inc. - Class A (Packaging & Containers)	672	36,046
GUESS?, Inc. (Retail)	1,512	44,271
Hancock Holding Co. (Banks)	1,848	59,469
Hanesbrands, Inc.* (Apparel)	2,184	61,632
Hanover Insurance Group, Inc. (Insurance)	1,008	40,683
Harris Teeter Supermarkets, Inc. (Food)	1,008	38,274
Harsco Corp. (Miscellaneous Manufacturing)	1,848	41,210
Hawaiian Electric Industries, Inc. (Electric)	2,184	57,963
HCC Insurance Holdings, Inc. (Insurance)	2,352	75,170
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,544	39,917
Health Net, Inc.* (Healthcare - Services)	1,848	65,807
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,352	48,004
Henry Schein, Inc.* (Healthcare - Products)	2,016	154,708
Herman Miller, Inc. (Office Furnishings)	1,344	26,248
Highwoods Properties, Inc. (REIT)	1,512	52,512
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,344	43,613
HMS Holdings Corp.* (Commercial Services)	1,848	44,463
HNI Corp. (Office Furnishings)	1,008	24,313
HollyFrontier Corp. (Oil & Gas)	4,536	139,800
Hologic, Inc.* (Healthcare - Products)	5,712	109,213
Home Properties, Inc. (REIT)	1,008	61,538
Hospitality Properties Trust (REIT)	2,688	74,135
HSN, Inc. (Retail)	840	32,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,344	$107,843
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,008	39,766
IDACORP, Inc. (Electric)	1,176	47,910
IDEX Corp. (Machinery - Diversified)	1,848	80,037
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,176	103,406
Informatica Corp.* (Software)	2,352	108,239
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,360	65,386
Integrated Device Technology, Inc.* (Semiconductors)	3,024	20,472
International Bancshares Corp. (Banks)	1,176	23,202
International Rectifier Corp.* (Semiconductors)	1,512	33,007
International Speedway Corp. - Class A (Entertainment)	672	17,936
Intersil Corp. - Class A (Semiconductors)	2,856	29,331
Intrepid Potash, Inc.* (Chemicals)	1,176	29,224
Itron, Inc.* (Electronics)	840	34,272
ITT Corp. (Miscellaneous Manufacturing)	2,016	45,279
ITT Educational Services, Inc.* (Commercial Services)	504	33,274
J.B. Hunt Transport Services, Inc. (Transportation)	2,016	111,545
Jack Henry & Associates, Inc. (Computers)	1,848	62,758
Janus Capital Group, Inc. (Diversified Financial Services)	4,200	31,836
Jefferies Group, Inc. (Diversified Financial Services)	3,360	53,525
JetBlue Airways Corp.* (Airlines)	4,536	21,546
John Wiley & Sons, Inc. (Media)	1,008	45,552
Jones Lang LaSalle, Inc. (Real Estate)	1,008	80,580
Kansas City Southern Industries, Inc. (Transportation)	2,352	181,151
KB Home (Home Builders)	1,512	13,124
KBR, Inc. (Engineering & Construction)	3,192	108,081
Kemper Corp. (Insurance)	1,176	35,268
Kennametal, Inc. (Hand/Machine Tools)	1,680	70,946
Kirby Corp.* (Transportation)	1,176	78,051
Korn/Ferry International* (Commercial Services)	1,008	16,279
Lam Research Corp.* (Semiconductors)	2,688	111,955
Lamar Advertising Co. - Class A* (Advertising)	1,344	42,766
Lancaster Colony Corp. (Food)	504	32,866
Landstar System, Inc. (Transportation)	1,008	53,999
Lender Processing Services, Inc. (Commercial Services)	1,848	49,064
Lennox International, Inc. (Building Materials)	1,176	51,038
Liberty Property Trust (REIT)	2,520	91,854
Life Time Fitness, Inc.* (Leisure Time)	1,008	46,932
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,008	39,332
Lincare Holdings, Inc. (Healthcare - Services)	1,848	45,091
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,848	90,571
LKQ Corp.* (Distribution/Wholesale)	3,192	106,772
Louisiana-Pacific Corp.* (Building Materials)	3,024	27,367
M.D.C. Holdings, Inc. (Home Builders)	840	23,612
Mack-Cali Realty Corp. (REIT)	1,848	53,075
Manpower, Inc. (Commercial Services)	1,680	71,568
ManTech International Corp. - Class A (Software)	504	15,836
Martin Marietta Materials (Building Materials)	1,008	83,543
Masimo Corp.* (Healthcare - Products)	1,344	29,743
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	672	20,160
MDU Resources Group, Inc. (Electric)	4,200	96,348
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,344	51,704
Mednax, Inc.* (Healthcare - Services)	1,008	70,802
MEMC Electronic Materials, Inc.* (Semiconductors)	5,040	18,094
Mentor Graphics Corp.* (Computers)	2,016	29,131
Mercury General Corp. (Insurance)	840	37,960
Meredith Corp. (Media)	840	24,217
Mettler Toledo International, Inc.* (Electronics)	672	120,503
Micros Systems, Inc.* (Computers)	1,680	95,474
Mine Safety Appliances Co. (Environmental Control)	672	28,533
Minerals Technologies, Inc. (Chemicals)	336	22,546
Mohawk Industries, Inc.* (Textiles)	1,176	78,816
Monster Beverage Corp.* (Beverages)	3,360	218,266
Monster Worldwide, Inc.* (Commercial Services)	2,688	23,197
MSC Industrial Direct Co. - Class A (Retail)	1,008	74,300
MSCI, Inc. - Class A* (Software)	2,688	98,354
National Fuel Gas Co. (Gas)	1,848	87,447
National Instruments Corp. (Electronics)	2,016	54,835
National Retail Properties, Inc. (REIT)	2,352	64,398
NCR Corp.* (Computers)	3,528	82,908
NeuStar, Inc.* (Telecommunications)	1,512	54,961
New York Community Bancorp (Savings & Loans)	9,576	129,180
NewMarket Corp. (Chemicals)	168	37,501
Nordson Corp. (Machinery - Diversified)	1,176	63,386
Northern Oil and Gas, Inc.* (Oil & Gas)	1,344	26,114
NV Energy, Inc. (Electric)	5,208	86,713
NVR, Inc.* (Home Builders)	168	131,702
Oceaneering International, Inc. (Oil & Gas Services)	2,352	121,434

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Office Depot, Inc.* (Retail)	6,216	$18,897
OGE Energy Corp. (Electric)	2,184	117,849
Oil States International, Inc.* (Oil & Gas Services)	1,176	93,586
Old Republic International Corp. (Insurance)	5,712	56,834
Olin Corp. (Chemicals)	1,680	35,213
OMEGA Healthcare Investors, Inc. (REIT)	2,352	50,356
Omnicare, Inc. (Pharmaceuticals)	2,520	87,797
Oshkosh Truck Corp.* (Auto Manufacturers)	2,016	46,025
Owens & Minor, Inc. (Distribution/Wholesale)	1,344	39,299
Packaging Corp. of America (Packaging & Containers)	2,184	63,751
Panera Bread Co. - Class A* (Retail)	672	106,122
Parametric Technology Corp.* (Software)	2,520	54,382
Patriot Coal Corp.* (Coal)	2,016	11,753
Patterson-UTI Energy, Inc. (Oil & Gas)	3,360	54,331
Pentair, Inc. (Miscellaneous Manufacturing)	2,184	94,655
PetSmart, Inc. (Retail)	2,520	146,815
Plains Exploration & Production Co.* (Oil & Gas)	2,856	116,668
Plantronics, Inc. (Telecommunications)	1,008	38,627
PNM Resources, Inc. (Electric)	1,680	31,517
Polaris Industries, Inc. (Leisure Time)	1,512	120,113
Polycom, Inc.* (Telecommunications)	3,864	51,275
Post Holdings, Inc.* (Food)	672	19,992
Potlatch Corp. (REIT)	840	26,292
Prosperity Bancshares, Inc. (Banks)	1,008	47,023
Protective Life Corp. (Insurance)	1,848	54,072
PVH Corp. (Retail)	1,512	134,266
QLogic Corp.* (Semiconductors)	2,184	37,674
Quest Software, Inc.* (Software)	1,176	27,366
Questar Corp. (Gas)	3,864	76,314
Quicksilver Resources, Inc.* (Oil & Gas)	2,520	11,844
Rackspace Hosting, Inc.* (Internet)	2,352	136,628
RadioShack Corp. (Retail)	2,184	11,313
Ralcorp Holdings, Inc.* (Food)	1,176	85,625
Raymond James Financial Corp. (Diversified Financial Services)	2,520	92,282
Rayonier, Inc. (REIT)	2,688	121,901
Realty Income Corp. (REIT)	2,856	112,355
Regal-Beloit Corp. (Hand/Machine Tools)	840	56,818
Regency Centers Corp. (REIT)	2,016	90,639
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,680	227,237
Regis Corp. (Retail)	1,176	21,580
Reinsurance Group of America, Inc. (Insurance)	1,680	97,675
Reliance Steel & Aluminum Co. (Iron/Steel)	1,680	93,895
Rent-A-Center, Inc. (Commercial Services)	1,344	45,978
ResMed, Inc.* (Healthcare - Products)	3,192	108,560
RF Micro Devices, Inc.* (Telecommunications)	6,048	26,188
Riverbed Technology, Inc.* (Computers)	3,528	69,607
Rock-Tenn Co. - Class A (Packaging & Containers)	1,512	94,243
Rollins, Inc. (Commercial Services)	1,344	28,560
Rovi Corp.* (Semiconductors)	2,352	67,267
RPM, Inc. (Chemicals)	2,856	75,884
Saks, Inc.* (Retail)	3,360	36,826
Scholastic Corp. (Media)	504	15,397
Scientific Games Corp. - Class A* (Entertainment)	1,344	13,655
SEI Investments Co. (Commercial Services)	3,192	64,447
Semtech Corp.* (Semiconductors)	1,344	36,637
Senior Housing Properties Trust (REIT)	3,528	77,898
Sensient Technologies Corp. (Chemicals)	1,176	43,688
Service Corp. International (Commercial Services)	4,872	56,418
Shaw Group, Inc.* (Engineering & Construction)	1,344	40,683
Signature Bank* (Banks)	1,008	66,216
Signet Jewelers, Ltd. (Retail)	1,848	90,127
Silgan Holdings, Inc. (Packaging & Containers)	1,008	44,221
Silicon Laboratories, Inc.* (Semiconductors)	1,008	35,774
Skyworks Solutions, Inc.* (Semiconductors)	4,200	113,988
SL Green Realty Corp. (REIT)	1,848	152,349
SM Energy Co. (Oil & Gas)	1,344	88,852
Smithfield Foods, Inc.* (Food)	3,528	73,947
Solera Holdings, Inc. (Software)	1,512	67,949
Sonoco Products Co. (Packaging & Containers)	2,184	72,356
Sotheby’s - Class A (Commercial Services)	1,512	59,452
SPX Corp. (Miscellaneous Manufacturing)	1,176	90,293
StanCorp Financial Group, Inc. (Insurance)	1,008	38,687
Steel Dynamics, Inc. (Iron/Steel)	4,872	62,215
STERIS Corp. (Healthcare - Products)	1,344	42,215
Strayer Education, Inc. (Commercial Services)	168	16,578
Superior Energy Services, Inc.* (Oil & Gas Services)	3,528	94,974
SuperValu, Inc. (Food)	4,872	28,940
SVB Financial Group* (Banks)	1,008	64,603
Synopsys, Inc.* (Computers)	3,192	95,792
Synovus Financial Corp. (Banks)	17,304	36,338
Taubman Centers, Inc. (REIT)	1,344	103,730
TCF Financial Corp. (Banks)	3,528	40,466
Tech Data Corp.* (Electronics)	840	45,184
Techne Corp. (Healthcare - Products)	840	56,230
Teleflex, Inc. (Healthcare - Products)	840	52,643
Telephone & Data Systems, Inc. (Telecommunications)	2,184	53,049
Tellabs, Inc. (Telecommunications)	8,064	30,401
Terex Corp.* (Machinery - Construction & Mining)	2,352	53,249

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	1,008	$25,603
The Cheesecake Factory, Inc.* (Retail)	1,176	37,044
The Cooper Cos., Inc. (Healthcare - Products)	1,008	88,875
The Corporate Executive Board Co. (Commercial Services)	672	27,801
The Macerich Co. (REIT)	2,856	175,844
The New York Times Co. - Class A* (Media)	2,688	16,961
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,008	52,819
The Timken Co. (Metal Fabricate/Hardware)	1,848	104,431
The Valspar Corp. (Chemicals)	2,016	103,118
The Warnaco Group, Inc.* (Apparel)	840	44,486
The Wendy’s Co. (Retail)	6,552	31,908
Thomas & Betts Corp.* (Electronics)	1,176	84,566
Thor Industries, Inc. (Home Builders)	1,008	34,101
Thoratec Corp.* (Healthcare - Products)	1,344	46,785
Tibco Software, Inc.* (Internet)	3,696	121,598
Tidewater, Inc. (Transportation)	1,176	64,715
Toll Brothers, Inc.* (Home Builders)	3,192	81,077
Tootsie Roll Industries, Inc. (Food)	504	12,000
Towers Watson & Co. - Class A (Commercial Services)	1,176	76,910
Tractor Supply Co. (Retail)	1,512	148,796
Trimble Navigation, Ltd.* (Electronics)	2,688	145,528
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,680	49,728
Triumph Group, Inc. (Aerospace/Defense)	1,008	63,323
Trustmark Corp. (Banks)	1,344	34,205
Tupperware Corp. (Household Products/Wares)	1,176	73,253
tw telecom, Inc.* (Telecommunications)	3,360	73,181
UDR, Inc. (REIT)	4,872	128,280
UGI Corp. (Gas)	2,520	73,534
Under Armour, Inc. - Class A* (Apparel)	840	82,261
Unit Corp.* (Oil & Gas)	840	35,490
United Rentals, Inc.* (Commercial Services)	1,848	86,265
United Therapeutics Corp.* (Biotechnology)	1,176	51,450
Universal Corp. (Agriculture)	504	23,098
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,184	93,279
URS Corp. (Engineering & Construction)	1,680	69,401
UTI Worldwide, Inc. (Transportation)	2,184	36,407
Valassis Communications, Inc.* (Commercial Services)	1,008	20,160
Valley National Bancorp (Banks)	4,032	50,803
Valmont Industries, Inc. (Metal Fabricate/Hardware)	504	62,461
ValueClick, Inc.* (Internet)	1,680	35,582
VCA Antech, Inc.* (Pharmaceuticals)	1,848	43,724
Vectren Corp. (Gas)	1,848	54,424
VeriFone Systems, Inc.* (Software)	2,352	112,049
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,536	174,545
Vishay Intertechnology, Inc.* (Electronics)	3,360	37,699
W.R. Berkley Corp. (Insurance)	2,520	94,903
Wabtec Corp. (Machinery - Diversified)	1,008	78,402
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,848	59,099
Washington Federal, Inc. (Savings & Loans)	2,352	41,254
Waste Connections, Inc. (Environmental Control)	2,688	86,634
Watsco, Inc. (Distribution/Wholesale)	672	48,350
Webster Financial Corp. (Banks)	1,680	38,186
Weingarten Realty Investors (REIT)	2,688	71,393
WellCare Health Plans, Inc.* (Healthcare - Services)	1,008	61,669
Werner Enterprises, Inc. (Transportation)	1,008	23,809
Westamerica Bancorp (Banks)	672	30,825
Westar Energy, Inc. (Electric)	2,688	77,119
WGL Holdings, Inc. (Gas)	1,176	47,169
Williams-Sonoma, Inc. (Retail)	2,184	84,499
WMS Industries, Inc.* (Leisure Time)	1,176	28,824
Woodward, Inc. (Electronics)	1,344	55,897
World Fuel Services Corp. (Retail)	1,512	66,619
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,176	20,980
Wright Express Corp.* (Commercial Services)	840	53,609
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,176	45,617

TOTAL COMMON STOCKS (Cost $16,116,678)		25,974,448

	Principal Amount	Value
Repurchase Agreements(a)(b) (19.1%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $8,121,030	$8,121,000	$8,121,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,121,000)		8,121,000
TOTAL INVESTMENT SECURITIES (Cost $24,237,678) — 80.4%		34,095,448
Net other assets (liabilities) — 19.6%		8,331,257

NET ASSETS — 100.0%		$42,426,705

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $5,815,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $8,105,700)	82	$160,244

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$17,864,411	$(146,196)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	32,922,946	(155,430)
		$(301,626)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$42,766	0.1%
Aerospace/Defense	302,270	0.7%
Agriculture	23,098	0.1%
Airlines	78,330	0.2%
Apparel	295,084	0.7%
Auto Manufacturers	46,025	0.1%
Banks	1,004,259	2.4%
Beverages	357,496	0.8%
Biotechnology	543,473	1.3%
Building Materials	242,175	0.6%
Chemicals	711,527	1.7%
Coal	57,664	0.1%
Commercial Services	1,331,669	3.1%
Computers	596,890	1.4%
Distribution/Wholesale	259,807	0.6%
Diversified Financial Services	516,045	1.2%
Electric	771,683	1.8%
Electrical Components & Equipment	469,613	1.1%
Electronics	869,745	2.0%
Engineering & Construction	292,489	0.7%
Entertainment	157,905	0.4%
Environmental Control	183,953	0.4%
Food	441,559	1.0%
Forest Products & Paper	73,483	0.2%
Gas	404,569	1.0%
Hand/Machine Tools	218,335	0.5%
Healthcare - Products	918,193	2.2%
Healthcare - Services	590,065	1.4%
Home Builders	283,616	0.7%
Household Products/Wares	288,226	0.7%
Insurance	1,167,108	2.8%
Internet	509,803	1.2%
Investment Companies	31,668	0.1%
Iron/Steel	212,215	0.5%
Leisure Time	195,869	0.5%
Machinery - Construction & Mining	53,249	0.1%
Machinery - Diversified	517,427	1.2%
Media	257,806	0.6%
Metal Fabricate/Hardware	225,118	0.5%
Mining	51,421	0.1%
Miscellaneous Manufacturing	740,761	1.7%
Office Furnishings	50,561	0.1%
Oil & Gas	789,883	1.9%
Oil & Gas Services	538,769	1.3%
Packaging & Containers	310,617	0.7%
Pharmaceuticals	373,349	0.9%
REIT	2,371,842	5.6%
Real Estate	80,580	0.2%
Retail	1,907,332	4.5%
Savings & Loans	257,429	0.6%
Semiconductors	760,155	1.8%
Shipbuilding	39,766	0.1%
Software	937,065	2.2%
Telecommunications	401,068	0.9%
Textiles	78,816	0.2%
Transportation	630,871	1.5%
Trucking & Leasing	43,213	0.1%
Water	68,675	0.2%
Other**	16,452,257	38.7%
Total	$42,426,705	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (38.8%)
1st Source Corp. (Banks)	570	$12,933
3D Systems Corp.* (Computers)	570	16,809
A123 Systems, Inc.* (Electrical Components & Equipment)	1,425	1,454
AAON, Inc. (Building Materials)	380	7,752
AAR Corp. (Aerospace/Defense)	570	8,807
Abaxis, Inc.* (Healthcare - Products)	380	13,536
ABIOMED, Inc.* (Healthcare - Products)	475	11,557
ABM Industries, Inc. (Commercial Services)	855	19,904
AboveNet, Inc.* (Internet)	380	31,605
Acacia Research Corp.* (Media)	665	27,265
Acadia Realty Trust (REIT)	190	4,404
Accelrys, Inc.* (Software)	1,520	12,510
Acco Brands Corp.* (Household Products/Wares)	760	7,980
Accretive Health, Inc.* (Commercial Services)	570	5,734
Accuray, Inc.* (Healthcare - Products)	950	7,315
Accuride Corp.* (Auto Parts & Equipment)	380	2,755
ACI Worldwide, Inc.* (Software)	665	26,507
Acorda Therapeutics, Inc.* (Biotechnology)	570	14,387
Actuant Corp. - Class A (Miscellaneous Manufacturing)	950	25,906
Acuity Brands, Inc. (Electrical Components & Equipment)	570	31,675
Acxiom Corp.* (Software)	950	13,043
ADTRAN, Inc. (Telecommunications)	760	23,195
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	7,940
Advent Software, Inc.* (Software)	475	12,820
Advisory Board Co.* (Commercial Services)	190	17,320
Aegion Corp.* (Engineering & Construction)	570	10,403
Aeroflex Holding Corp.* (Semiconductors)	190	2,128
Aeropostale, Inc.* (Retail)	1,140	25,285
Aerovironment, Inc.* (Aerospace/Defense)	190	4,621
AFC Enterprises, Inc.* (Retail)	475	8,113
Affymetrix, Inc.* (Healthcare - Products)	950	4,199
Air Methods Corp.* (Healthcare - Services)	190	15,981
Air Transport Services Group, Inc.* (Transportation)	855	4,532
Aircastle, Ltd. (Trucking & Leasing)	950	11,543
Akorn, Inc.* (Pharmaceuticals)	855	10,371
Alaska Air Group, Inc.* (Airlines)	950	32,110
Alaska Communications Systems Group, Inc. (Telecommunications)	950	2,432
Albany International Corp. - Class A (Machinery - Diversified)	475	11,438
Align Technology, Inc.* (Healthcare - Products)	855	27,112
Alkermes PLC* (Pharmaceuticals)	1,330	23,009
Allegiant Travel Co.* (Airlines)	190	11,164
ALLETE, Inc. (Electric)	475	19,575
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	855	9,738
Alterra Capital Holdings, Ltd. (Insurance)	1,330	31,827
Altra Holdings, Inc.* (Machinery - Diversified)	475	8,683
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	5,951
AMCOL International Corp. (Mining)	380	12,525
Amedisys, Inc.* (Healthcare - Services)	475	6,997
AMERCO (Trucking & Leasing)	95	9,542
American Assets Trust, Inc. (REIT)	570	13,401
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,045	10,126
American Campus Communities, Inc. (REIT)	760	33,782
American Equity Investment Life Holding Co. (Insurance)	1,140	13,976
American Greetings Corp. - Class A (Household Products/Wares)	760	12,160
American Public Education, Inc.* (Commercial Services)	285	9,895
American Science & Engineering, Inc. (Electronics)	190	12,409
American States Water Co. (Water)	475	17,309
American Superconductor Corp.* (Electrical Components & Equipment)	665	2,746
American Vanguard Corp. (Chemicals)	380	9,500
Amerigon, Inc.* (Auto Parts & Equipment)	475	6,793
Amerisafe, Inc.* (Insurance)	475	12,692
Ameristar Casinos, Inc. (Lodging)	475	8,541
Amkor Technology, Inc.* (Semiconductors)	1,140	5,894
AMN Healthcare Services, Inc.* (Commercial Services)	665	4,462
AmSurg Corp.* (Healthcare - Services)	570	16,393
AmTrust Financial Services, Inc. (Insurance)	285	7,763
Amyris, Inc.* (Energy - Alternate Sources)	285	892
Analogic Corp. (Electronics)	285	19,440
Ancestry.com, Inc.* (Internet)	475	12,682
AngioDynamics, Inc.* (Healthcare - Products)	475	5,881
Anixter International, Inc.* (Telecommunications)	380	26,060
ANN, Inc.* (Retail)	665	18,414
Anworth Mortgage Asset Corp. (REIT)	3,040	20,490
Apco Oil & Gas International, Inc. (Oil & Gas)	190	7,971
Apogee Enterprises, Inc. (Building Materials)	570	8,755
Apollo Investment Corp. (Investment Companies)	2,945	21,351

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Applied Industrial Technologies, Inc. (Machinery - Diversified)	570	$22,395
Applied Micro Circuits Corp.* (Semiconductors)	1,235	6,891
Approach Resources, Inc.* (Oil & Gas)	380	13,634
Arbitron, Inc. (Commercial Services)	380	14,459
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	9,080
Argo Group International Holdings, Ltd. (Insurance)	380	10,967
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,900	30,970
Arkansas Best Corp. (Transportation)	380	5,829
ARMOUR Residential REIT, Inc. (REIT)	665	4,642
ArQule, Inc.* (Biotechnology)	1,140	8,037
Arris Group, Inc.* (Telecommunications)	1,615	20,882
ArthroCare Corp.* (Healthcare - Products)	380	9,485
Artio Global Investors, Inc. (Diversified Financial Services)	380	1,376
Aruba Networks, Inc.* (Telecommunications)	1,140	24,077
Asbury Automotive Group, Inc.* (Retail)	380	10,610
Ascena Retail Group, Inc.* (Retail)	1,710	35,021
Ascent Media Corp. - Class A* (Entertainment)	285	14,677
Ashford Hospitality Trust (REIT)	570	4,868
Aspen Technology, Inc.* (Software)	1,140	22,549
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	380	6,806
Associated Estates Realty Corp. (REIT)	1,045	17,692
Astec Industries, Inc.* (Machinery - Construction & Mining)	475	14,863
Astoria Financial Corp. (Savings & Loans)	1,330	12,888
athenahealth, Inc.* (Software)	570	41,296
Atlantic Power Corp. (Electric)	1,045	14,923
Atlantic Tele-Network, Inc. (Telecommunications)	190	6,471
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	17,499
ATMI, Inc.* (Semiconductors)	380	7,984
ATP Oil & Gas Corp.* (Oil & Gas)	760	5,746
Atrion Corp. (Healthcare - Products)	95	21,911
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	665	11,917
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,805	5,505
Aveo Phamaceuticals, Inc.* (Biotechnology)	475	5,463
Avid Technology, Inc.* (Software)	475	4,128
Avis Budget Group, Inc.* (Commercial Services)	1,520	20,003
Avista Corp. (Electric)	665	17,583
AZZ, Inc. (Miscellaneous Manufacturing)	190	9,825
B&G Foods, Inc. - Class A (Food)	665	14,790
Badger Meter, Inc. (Electronics)	285	10,528
Balchem Corp. (Chemicals)	570	16,473
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	380	7,923
BancorpSouth, Inc. (Banks)	1,045	14,076
Bank of the Ozarks, Inc. (Banks)	380	11,742
Barnes & Noble, Inc.* (Retail)	380	7,885
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	22,572
Basic Energy Services, Inc.* (Oil & Gas Services)	380	5,472
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	17,749
Belden, Inc. (Electrical Components & Equipment)	475	16,520
Belo Corp. - Class A (Media)	1,235	8,324
Benchmark Electronics, Inc.* (Electronics)	1,045	16,595
Berkshire Hills Bancorp, Inc. (Savings & Loans)	475	10,778
Berry Petroleum Co. - Class A (Oil & Gas)	665	30,291
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,330	9,270
Bill Barrett Corp.* (Oil & Gas)	665	15,947
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	475	10,127
BioMed Realty Trust, Inc. (REIT)	1,615	32,009
BJ’s Restaurants, Inc.* (Retail)	285	12,309
Black Box Corp. (Telecommunications)	475	10,740
Black Hills Corp. (Electric)	570	18,816
Blackbaud, Inc. (Software)	665	20,602
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	11,918
Blount International, Inc.* (Miscellaneous Manufacturing)	760	12,289
Blue Nile, Inc.* (Internet)	190	5,753
Bob Evans Farms, Inc. (Retail)	475	18,164
Boise, Inc. (Forest Products & Paper)	1,710	13,064
Boston Beer Co., Inc. - Class A* (Beverages)	95	9,815
Boston Private Financial Holdings, Inc. (Banks)	950	8,854
Bottomline Technologies, Inc.* (Software)	475	11,177
Boyd Gaming Corp.* (Lodging)	950	7,306
BPZ Resources, Inc.* (Oil & Gas)	1,425	5,771
Brady Corp. - Class A (Electronics)	665	20,635
Bravo Brio Restaurant Group, Inc.* (Retail)	285	5,757
Bridgepoint Education, Inc.* (Commercial Services)	285	6,145
Briggs & Stratton Corp. (Machinery - Diversified)	760	13,756
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	6,395
Bristow Group, Inc. (Transportation)	570	27,844
BroadSoft, Inc.* (Internet)	380	16,268
Brookline Bancorp, Inc. (Savings & Loans)	950	8,531
Brooks Automation, Inc. (Semiconductors)	950	11,172
Brown Shoe Co., Inc. (Retail)	570	5,193
Brunswick Corp. (Leisure Time)	1,235	32,468

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Buckeye Technologies, Inc. (Forest Products & Paper)	950	$30,789
Buffalo Wild Wings, Inc.* (Retail)	285	23,897
Cabela’s, Inc.* (Retail)	570	21,552
Cabot Microelectronics Corp. (Semiconductors)	285	9,798
CACI International, Inc. - Class A* (Computers)	380	23,229
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	570	2,103
Cal Dive International, Inc.* (Oil & Gas Services)	1,425	5,515
Cal-Maine Foods, Inc. (Food)	190	6,846
Calgon Carbon Corp.* (Environmental Control)	855	11,833
California Water Service Group (Water)	760	13,764
Calix, Inc.* (Telecommunications)	475	3,781
Callaway Golf Co. (Leisure Time)	950	5,824
Campus Crest Communities, Inc. (REIT)	570	6,641
Cantel Medical Corp. (Healthcare - Products)	285	6,692
Capella Education Co.* (Commercial Services)	285	9,322
Capital Lease Funding, Inc. (REIT)	1,425	5,914
Capstead Mortgage Corp. (REIT)	1,520	20,870
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,275	4,660
Cardinal Financial Corp. (Banks)	760	9,173
Cardtronics, Inc.* (Commercial Services)	570	15,025
Carrizo Oil & Gas, Inc.* (Oil & Gas)	570	15,983
Carter’s, Inc.* (Apparel)	665	36,109
Cascade Corp. (Machinery - Diversified)	190	8,943
Casey’s General Stores, Inc. (Retail)	475	26,766
Cash America International, Inc. (Retail)	475	22,206
Cass Information Systems, Inc. (Banks)	190	7,781
Cathay Bancorp, Inc. (Banks)	1,140	19,631
Cavium, Inc.* (Semiconductors)	760	22,238
Cbeyond, Inc.* (Telecommunications)	475	3,054
CBL & Associates Properties, Inc. (REIT)	1,995	37,167
CEC Entertainment, Inc. (Retail)	380	14,524
Cell Therapeutics, Inc.* (Biotechnology)	2,280	2,531
Centene Corp.* (Healthcare - Services)	760	30,088
Central European Distribution Corp.* (Beverages)	950	4,636
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	475	3,757
Central Garden & Pet Co. - Class A* (Household Products/Wares)	760	8,124
Central Vermont Public Service Corp. (Electric)	190	6,698
Century Aluminum Co.* (Mining)	855	7,866
Cenveo, Inc.* (Commercial Services)	1,045	2,989
Cepheid, Inc.* (Healthcare - Products)	950	36,489
Ceradyne, Inc. (Miscellaneous Manufacturing)	380	9,622
CEVA, Inc.* (Semiconductors)	380	8,394
CH Energy Group, Inc. (Electric)	380	24,936
Charming Shoppes, Inc.* (Retail)	1,900	11,210
Chart Industries, Inc.* (Machinery - Diversified)	475	36,304
Checkpoint Systems, Inc.* (Electronics)	570	6,247
Chemed Corp. (Commercial Services)	380	22,929
Chemical Financial Corp. (Banks)	1,235	27,256
Chemtura Corp.* (Chemicals)	1,425	24,253
Cheniere Energy, Inc.* (Oil & Gas)	1,045	19,134
Chesapeake Lodging Trust (REIT)	570	10,317
Chesapeake Utilities Corp. (Gas)	190	7,984
Chiquita Brands International, Inc.* (Food)	760	6,460
Churchill Downs, Inc. (Entertainment)	285	16,918
CIBER, Inc.* (Computers)	1,235	5,138
Cincinnati Bell, Inc.* (Telecommunications)	3,135	11,913
Cinemark Holdings, Inc. (Entertainment)	1,235	28,356
CIRCOR International, Inc. (Metal Fabricate/Hardware)	190	5,913
Cirrus Logic, Inc.* (Semiconductors)	950	26,011
City Holding Co. (Banks)	285	9,505
Clarcor, Inc. (Miscellaneous Manufacturing)	665	31,933
Clayton Williams Energy, Inc.* (Oil & Gas)	95	6,986
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	855	16,450
Clean Harbors, Inc.* (Environmental Control)	570	38,897
Clearwater Paper Corp.* (Forest Products & Paper)	380	12,529
Cleco Corp. (Electric)	760	31,008
Cloud Peak Energy, Inc.* (Coal)	950	14,620
CNO Financial Group, Inc.* (Insurance)	3,325	24,173
Coca-Cola Bottling Co. (Beverages)	95	6,094
Coeur d’Alene Mines Corp.* (Mining)	1,330	28,661
Cogent Communications Group, Inc.* (Internet)	665	12,455
Cognex Corp. (Machinery - Diversified)	570	22,942
Cohen & Steers, Inc. (Diversified Financial Services)	190	6,696
Coherent, Inc.* (Electronics)	285	14,991
Cohu, Inc. (Semiconductors)	665	7,302
Coinstar, Inc.* (Retail)	475	29,825
Colfax Corp.* (Miscellaneous Manufacturing)	475	16,098
Collective Brands, Inc.* (Retail)	855	17,758
Colonial Properties Trust (REIT)	1,140	25,502
Colony Financial, Inc. (REIT)	760	12,912
Columbia Banking System, Inc. (Banks)	855	17,519
Columbia Sportswear Co. (Apparel)	190	8,949
Columbus McKinnon Corp. NY* (Machinery - Diversified)	475	7,044
Comfort Systems USA, Inc. (Building Materials)	760	8,041

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	570	$6,065
Community Bank System, Inc. (Banks)	760	21,371
Community Trust Bancorp, Inc. (Banks)	950	30,352
CommVault Systems, Inc.* (Software)	570	29,680
Compass Diversified Holdings (Holding Companies - Diversified)	760	11,157
Computer Programs & Systems, Inc. (Software)	190	11,322
comScore, Inc.* (Internet)	475	9,462
Comstock Resources, Inc.* (Oil & Gas)	665	11,684
Comtech Telecommunications Corp. (Telecommunications)	475	14,687
Conceptus, Inc.* (Healthcare - Products)	475	8,916
Concur Technologies, Inc.* (Software)	570	32,239
CONMED Corp. (Healthcare - Products)	475	13,580
Consolidated Communications Holdings, Inc. (Telecommunications)	1,140	22,059
Consolidated Graphics, Inc.* (Commercial Services)	190	7,598
Constant Contact, Inc.* (Internet)	475	11,481
Contango Oil & Gas Co.* (Oil & Gas)	190	10,309
Convergys Corp.* (Commercial Services)	1,520	20,322
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	12,782
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	190	7,334
Coresite Realty Corp. (REIT)	380	9,466
Corinthian Colleges, Inc.* (Commercial Services)	1,330	5,107
CoStar Group, Inc.* (Commercial Services)	380	27,698
Cousins Properties, Inc. (REIT)	1,045	8,214
Cracker Barrel Old Country Store, Inc. (Retail)	285	16,393
Credit Acceptance Corp.* (Diversified Financial Services)	95	8,933
CreXus Investment Corp. (REIT)	1,235	12,955
Crocs, Inc.* (Apparel)	1,235	24,947
Crosstex Energy, Inc. (Pipelines)	665	9,909
CSG Systems International, Inc.* (Software)	570	8,208
CTS Corp. (Electronics)	950	10,194
CubeSmart (REIT)	1,330	16,705
Cubic Corp. (Aerospace/Defense)	190	8,784
Cubist Pharmaceuticals, Inc.* (Biotechnology)	855	36,149
Curtiss-Wright Corp. (Aerospace/Defense)	475	16,763
CVB Financial Corp. (Banks)	1,330	15,388
CVR Energy, Inc.* (Oil & Gas)	1,235	37,495
Cyberonics, Inc.* (Healthcare - Products)	475	18,192
Cymer, Inc.* (Electronics)	380	19,699
CYS Investments, Inc. (REIT)	1,615	22,174
Daktronics, Inc. (Electronics)	570	4,640
Dana Holding Corp. (Auto Parts & Equipment)	2,090	30,556
Darling International, Inc.* (Environmental Control)	1,615	26,454
DCT Industrial Trust, Inc. (REIT)	3,990	23,661
DealerTrack Holdings, Inc.* (Internet)	570	17,003
Delphi Financial Group, Inc. - Class A (Insurance)	855	38,834
Deltic Timber Corp. (Forest Products & Paper)	190	11,605
Deluxe Corp. (Commercial Services)	665	15,834
Denny’s Corp.* (Retail)	1,995	8,259
DepoMed, Inc.* (Pharmaceuticals)	1,140	6,943
Dexcom, Inc.* (Healthcare - Products)	950	9,301
DFC Global Corp.* (Commercial Services)	665	11,624
Diamond Foods, Inc. (Food)	285	5,957
DiamondRock Hospitality Co. (REIT)	2,660	28,276
Dice Holdings, Inc.* (Internet)	760	8,193
Digi International, Inc.* (Software)	475	4,408
Digital Generation, Inc.* (Media)	380	3,526
Digital River, Inc.* (Internet)	665	12,509
DigitalGlobe, Inc.* (Telecommunications)	475	5,828
Dime Community Bancshares, Inc. (Savings & Loans)	855	11,850
DineEquity, Inc.* (Retail)	190	9,230
Diodes, Inc.* (Semiconductors)	475	10,588
Dole Food Co., Inc.* (Food)	570	4,834
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	30,727
Domino’s Pizza, Inc. (Retail)	855	32,328
Dorman Products, Inc.* (Auto Parts & Equipment)	285	13,617
Drew Industries, Inc.* (Building Materials)	380	11,316
Dril-Quip, Inc.* (Oil & Gas Services)	475	32,010
DTS, Inc.* (Home Furnishings)	285	8,892
Duff & Phelps Corp. - Class A (Diversified Financial Services)	665	10,574
DuPont Fabros Technology, Inc. (REIT)	855	23,213
Dycom Industries, Inc.* (Engineering & Construction)	570	13,332
Dynavax Technologies Corp.* (Biotechnology)	2,185	10,947
Dynegy, Inc. - Class A* (Electric)	1,425	584
Dynex Capital, Inc. (REIT)	855	8,063
E.W. Scripps Co.* (Media)	760	6,962
Eagle Materials, Inc. (Building Materials)	570	20,075
EarthLink, Inc. (Internet)	1,615	13,114
EastGroup Properties, Inc. (REIT)	285	14,335
Ebix, Inc. (Software)	380	7,771
Echelon Corp.* (Computers)	570	2,485
Education Realty Trust, Inc. (REIT)	1,140	12,848
El Paso Electric Co. (Electric)	665	20,376
Electro Rent Corp. (Commercial Services)	570	8,881
Electro Scientific Industries, Inc. (Electronics)	380	5,419

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Computers)	665	$11,870
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	285	11,109
EMCOR Group, Inc. (Engineering & Construction)	950	27,854
Emergent Biosolutions, Inc.* (Biotechnology)	380	5,343
Emeritus Corp.* (Healthcare - Services)	570	9,804
Empire District Electric Co. (Electric)	570	11,696
Employers Holdings, Inc. (Insurance)	570	9,872
Emulex Corp.* (Semiconductors)	1,235	10,720
Encore Capital Group, Inc.* (Diversified Financial Services)	285	6,755
Encore Wire Corp. (Electrical Components & Equipment)	285	7,265
Endeavour International Corp.* (Oil & Gas)	760	9,485
Endologix, Inc.* (Healthcare - Products)	760	11,385
Energy Partners, Ltd.* (Oil & Gas)	665	10,826
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	39,376
EnergySolutions, Inc.* (Environmental Control)	1,045	4,399
EnerNOC, Inc.* (Electric)	380	2,284
EnerSys* (Electrical Components & Equipment)	665	23,242
Ennis, Inc. (Household Products/Wares)	475	7,486
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	285	11,802
Enstar Group, Ltd.* (Insurance)	95	8,946
Entegris, Inc.* (Semiconductors)	1,805	15,974
Entertainment Properties Trust (REIT)	570	27,354
Entropic Communications, Inc.* (Semiconductors)	1,140	4,822
Enzon Pharmaceuticals, Inc.* (Biotechnology)	950	5,919
EPIQ Systems, Inc. (Software)	665	7,554
Equity Lifestyle Properties, Inc. (REIT)	380	26,577
Equity One, Inc. (REIT)	285	5,922
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	285	9,804
Esterline Technologies Corp.* (Aerospace/Defense)	380	26,026
Ethan Allen Interiors, Inc. (Home Furnishings)	380	8,816
Euronet Worldwide, Inc.* (Commercial Services)	760	16,439
Evercore Partners, Inc. - Class A (Diversified Financial Services)	285	7,533
Exact Sciences Corp.* (Biotechnology)	855	9,208
ExamWorks Group, Inc.* (Commercial Services)	380	4,423
Exelixis, Inc.* (Biotechnology)	1,900	9,120
Exide Technologies* (Auto Parts & Equipment)	1,425	4,104
Exlservice Holdings, Inc.* (Commercial Services)	190	5,259
Exponent, Inc.* (Engineering & Construction)	380	18,164
Express, Inc.* (Retail)	760	17,951
Exterran Holdings, Inc.* (Oil & Gas Services)	855	11,551
Extra Space Storage, Inc. (REIT)	1,045	31,716
EZCORP, Inc. - Class A* (Retail)	665	17,815
F.N.B. Corp. (Banks)	1,710	19,408
Fabrinet* (Miscellaneous Manufacturing)	285	4,794
Fair Isaac Corp. (Software)	570	24,453
FARO Technologies, Inc.* (Electronics)	285	15,954
FBL Financial Group, Inc. - Class A (Insurance)	285	8,299
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,520	7,843
FEI Co.* (Electronics)	570	28,597
FelCor Lodging Trust, Inc.* (REIT)	2,470	10,423
Ferro Corp.* (Chemicals)	1,140	5,917
Fifth Street Finance Corp. (Investment Companies)	1,330	13,061
Financial Engines, Inc.* (Diversified Financial Services)	665	15,189
Finisar Corp.* (Telecommunications)	1,235	20,402
First American Financial Corp. (Insurance)	1,615	27,051
First Busey Corp. (Banks)	1,995	9,257
First Cash Financial Services, Inc.* (Retail)	475	19,456
First Commonwealth Financial Corp. (Banks)	1,805	11,606
First Financial Bancorp (Banks)	665	11,179
First Financial Bankshares, Inc. (Banks)	570	19,289
First Financial Corp. (Banks)	190	5,700
First Industrial Realty Trust, Inc.* (REIT)	950	11,723
First Midwest Bancorp, Inc. (Banks)	1,140	12,141
First Potomac Realty Trust (REIT)	570	7,091
FirstMerit Corp. (Banks)	1,330	22,344
Flagstone Reinsurance Holdings S.A. (Insurance)	950	7,125
Flotek Industries, Inc.* (Oil & Gas Services)	760	10,366
Flushing Financial Corp. (Savings & Loans)	665	8,665
Forestar Group, Inc.* (Real Estate)	570	8,767
FormFactor, Inc.* (Semiconductors)	1,615	9,044
Forrester Research, Inc. (Commercial Services)	285	10,103
Forward Air Corp. (Transportation)	475	16,045
Franklin Electric Co., Inc. (Hand/Machine Tools)	285	14,293
Franklin Street Properties Corp. (REIT)	1,140	11,480
Fred’s, Inc. (Retail)	950	13,604
Fresh Del Monte Produce, Inc. (Food)	475	11,006
Frontline, Ltd. (Transportation)	665	4,356
FTI Consulting, Inc.* (Commercial Services)	570	20,714
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	6,683

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fuller (H.B.) Co. (Chemicals)	760	$25,004
FX Energy, Inc.* (Oil & Gas)	1,045	5,936
G & K Services, Inc. (Textiles)	380	12,487
G-III Apparel Group, Ltd.* (Apparel)	285	7,652
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	95	4,281
Gaylord Entertainment Co.* (Lodging)	570	17,944
GenCorp, Inc.* (Aerospace/Defense)	1,045	7,179
Generac Holdings, Inc.* (Electrical Components & Equipment)	475	11,438
General Communication, Inc. - Class A* (Telecommunications)	760	5,776
Genesco, Inc.* (Retail)	285	21,375
Genesee & Wyoming, Inc. - Class A* (Transportation)	665	35,850
Genomic Health, Inc.* (Healthcare - Products)	285	8,168
Gentiva Health Services, Inc.* (Healthcare - Services)	475	3,933
GeoEye, Inc.* (Telecommunications)	380	8,710
GeoResources, Inc.* (Oil & Gas)	475	17,912
Georgia Gulf Corp.* (Chemicals)	475	16,839
Geron Corp.* (Biotechnology)	2,470	4,150
Getty Realty Corp. (REIT)	475	7,515
GFI Group, Inc. (Diversified Financial Services)	1,520	5,016
Gibraltar Industries, Inc.* (Building Materials)	570	7,706
Glacier Bancorp, Inc. (Banks)	1,520	22,648
Glatfelter (Forest Products & Paper)	760	11,841
Glimcher Realty Trust (REIT)	1,425	14,093
Global Geophysical Services, Inc.* (Oil & Gas Services)	285	2,727
Global Power Equipment Group, Inc.* (Machinery - Diversified)	95	2,376
Globe Specialty Metals, Inc. (Mining)	1,045	13,940
Globecomm Systems, Inc.* (Telecommunications)	380	5,388
GNC Holdings, Inc. - Class A (Retail)	285	11,132
Golar LNG, Ltd. (Transportation)	475	17,565
Gold Resource Corp. (Mining)	380	10,306
Golden Star Resources, Ltd.* (Mining)	4,370	6,686
Goodrich Petroleum Corp.* (Oil & Gas)	475	7,966
Government Properties Income Trust (REIT)	570	13,235
Grand Canyon Education, Inc.* (Commercial Services)	475	8,260
Granite Construction, Inc. (Engineering & Construction)	570	15,869
Graphic Packaging Holding Co.* (Packaging & Containers)	2,470	13,214
Great Lakes Dredge & Dock Co. (Commercial Services)	1,140	8,447
Greatbatch, Inc.* (Healthcare - Products)	380	8,850
Greenlight Capital Re, Ltd. - Class A* (Insurance)	570	14,193
Griffon Corp. (Miscellaneous Manufacturing)	950	9,415
Group 1 Automotive, Inc. (Retail)	380	21,994
GT Advanced Technologies, Inc.* (Semiconductors)	1,710	11,132
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	7,986
GulfMark Offshore, Inc. - Class A* (Transportation)	380	18,305
Gulfport Energy Corp.* (Oil & Gas)	570	14,940
H&E Equipment Services, Inc.* (Commercial Services)	570	11,001
Haemonetics Corp.* (Healthcare - Products)	285	20,397
Halozyme Therapeutics, Inc.* (Biotechnology)	1,615	13,065
Hancock Holding Co. (Banks)	1,045	33,628
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	475	11,186
Harleysville Group, Inc. (Insurance)	380	22,777
Harmonic, Inc.* (Telecommunications)	1,900	8,968
Harris Teeter Supermarkets, Inc. (Food)	665	25,250
Harte-Hanks, Inc. (Advertising)	760	6,384
Harvest Natural Resources, Inc.* (Oil & Gas)	570	3,922
Hatteras Financial Corp. (REIT)	1,235	35,976
Haynes International, Inc. (Metal Fabricate/Hardware)	190	11,850
Healthcare Realty Trust, Inc. (REIT)	950	20,406
Healthcare Services Group, Inc. (Commercial Services)	1,235	26,207
HEALTHSOUTH Corp.* (Healthcare - Services)	1,330	29,779
Healthways, Inc.* (Healthcare - Services)	570	3,802
Heartland Express, Inc. (Transportation)	760	10,511
Heartland Payment Systems, Inc. (Commercial Services)	570	17,368
HeartWare International, Inc.* (Healthcare - Products)	190	14,812
Heckmann Corp.* (Environmental Control)	1,520	5,776
Hecla Mining Co. (Mining)	4,465	19,110
HEICO Corp. (Aerospace/Defense)	713	28,728
Heidrick & Struggles International, Inc. (Commercial Services)	285	5,558
Helen of Troy, Ltd.* (Household Products/Wares)	475	16,435
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	32,962
Hercules Offshore, Inc.* (Oil & Gas)	1,520	7,722
Hercules Technology Growth Capital, Inc. (Private Equity)	1,045	11,923
Herman Miller, Inc. (Office Furnishings)	760	14,843
Hersha Hospitality Trust (REIT)	2,375	13,656
Hexcel Corp.* (Miscellaneous Manufacturing)	1,425	39,016
HFF, Inc. - Class A* (Real Estate)	475	7,762
Hibbett Sports, Inc.* (Retail)	380	22,694
Higher One Holdings, Inc.* (Diversified Financial Services)	475	7,491
Highwoods Properties, Inc. (REIT)	570	19,796

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hillenbrand, Inc. (Commercial Services)	855	$17,904
Hilltop Holdings, Inc.* (Insurance)	950	7,534
Hittite Microwave Corp.* (Semiconductors)	475	25,431
HMS Holdings Corp.* (Commercial Services)	1,425	34,285
HNI Corp. (Office Furnishings)	665	16,040
Home Bancshares, Inc. (Banks)	380	11,073
Home Properties, Inc. (REIT)	380	23,199
Horace Mann Educators Corp. (Insurance)	665	11,671
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	380	15,819
Horsehead Holding Corp.* (Mining)	570	6,401
Hot Topic, Inc. (Retail)	665	6,517
HSN, Inc. (Retail)	570	22,059
Hub Group, Inc. - Class A* (Transportation)	570	19,950
Hudson Pacific Properties, Inc. (REIT)	475	7,519
Huron Consulting Group, Inc.* (Commercial Services)	380	13,391
Hyperdynamics Corp.* (Oil & Gas)	2,470	2,306
IBERIABANK Corp. (Banks)	380	19,407
ICF International, Inc.* (Commercial Services)	380	9,477
ICG Group, Inc.* (Internet)	570	5,404
Iconix Brand Group, Inc.* (Apparel)	1,045	16,030
ICU Medical, Inc.* (Healthcare - Products)	380	19,946
IDACORP, Inc. (Electric)	570	23,222
IDT Corp. (Telecommunications)	190	1,600
iGATE Corp.* (Computers)	475	9,244
II-VI, Inc.* (Electronics)	760	15,512
ImmunoGen, Inc.* (Biotechnology)	1,140	14,535
Impax Laboratories, Inc.* (Pharmaceuticals)	855	21,059
Incyte Corp.* (Biotechnology)	1,235	28,010
Independent Bank Corp./MA (Banks)	475	13,333
Infinera Corp.* (Telecommunications)	1,995	14,284
Infinity Property & Casualty Corp. (Insurance)	190	10,148
InfoSpace, Inc.* (Internet)	950	10,574
Inland Real Estate Corp. (REIT)	1,235	10,621
Innophos Holdings, Inc. (Chemicals)	285	14,013
Innospec, Inc.* (Chemicals)	285	8,616
Inphi Corp.* (Semiconductors)	285	2,893
Insight Enterprises, Inc.* (Computers)	760	15,436
Insperity, Inc. (Commercial Services)	380	10,363
Insulet Corp.* (Healthcare - Products)	665	11,877
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	285	10,611
Integrated Device Technology, Inc.* (Semiconductors)	1,995	13,506
Inter Parfums, Inc. (Cosmetics/Personal Care)	285	4,489
Interactive Intelligence Group, Inc.* (Software)	285	8,453
InterDigital, Inc. (Telecommunications)	665	18,434
Interface, Inc. - Class A (Office Furnishings)	665	9,416
Interline Brands, Inc.* (Building Materials)	570	11,993
Intermec, Inc.* (Machinery - Diversified)	760	4,043
InterMune, Inc.* (Biotechnology)	665	6,943
Internap Network Services Corp.* (Internet)	760	5,350
International Bancshares Corp. (Banks)	665	13,120
International Speedway Corp. - Class A (Entertainment)	380	10,142
Interval Leisure Group, Inc. (Leisure Time)	665	11,491
INTL FCStone, Inc.* (Diversified Financial Services)	285	6,128
Intralinks Holdings, Inc.* (Internet)	475	2,214
Invacare Corp. (Healthcare - Products)	285	4,517
Invesco Mortgage Capital, Inc. (REIT)	1,045	18,434
Investment Technology Group, Inc.* (Diversified Financial Services)	665	6,783
Investors Bancorp, Inc.* (Savings & Loans)	1,045	16,135
Investors Real Estate Trust (REIT)	1,330	9,603
ION Geophysical Corp.* (Oil & Gas Services)	1,805	11,245
IPC The Hospitalist Co.* (Healthcare - Services)	285	10,947
Iridium Communications, Inc.* (Telecommunications)	760	6,680
iRobot Corp.* (Machinery - Diversified)	380	8,972
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	950	12,549
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,995	15,960
iStar Financial, Inc.* (REIT)	1,900	13,148
Ixia* (Telecommunications)	570	7,182
IXYS Corp.* (Semiconductors)	475	5,919
J & J Snack Foods Corp. (Food)	285	15,977
j2 Global, Inc. (Computers)	760	19,631
Jack Henry & Associates, Inc. (Computers)	1,140	38,714
Jack in the Box, Inc.* (Retail)	760	17,267
Jaguar Mining, Inc.* (Mining)	1,425	3,862
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	475	9,058
James River Coal Co.* (Coal)	665	3,298
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	380	19,391
JDA Software Group, Inc.* (Software)	570	16,462
JetBlue Airways Corp.* (Airlines)	3,610	17,147
John Bean Technologies Corp. (Miscellaneous Manufacturing)	665	10,633
Jos. A. Bank Clothiers, Inc.* (Retail)	380	18,069
K12, Inc.* (Commercial Services)	475	12,112
Kadant, Inc.* (Machinery - Diversified)	285	7,373
Kaiser Aluminum Corp. (Mining)	285	14,982
Kaman Corp. (Aerospace/Defense)	380	13,064
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	760	13,726

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kaydon Corp. (Metal Fabricate/Hardware)	475	$11,652
KB Home (Home Builders)	1,425	12,369
KBW, Inc. (Diversified Financial Services)	570	9,713
Kelly Services, Inc. - Class A (Commercial Services)	380	5,316
KEMET Corp.* (Electronics)	570	4,851
Kenexa Corp.* (Commercial Services)	380	12,415
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,330	2,101
Key Energy Services, Inc.* (Oil & Gas Services)	1,805	22,851
Kforce, Inc.* (Commercial Services)	570	8,248
Kilroy Realty Corp. (REIT)	950	45,077
Kindred Healthcare, Inc.* (Healthcare - Services)	760	7,326
KIT Digital, Inc.* (Internet)	665	4,509
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,615	21,221
Knight Transportation, Inc. (Transportation)	855	14,039
Knightsbridge Tankers, Ltd. (Transportation)	285	3,608
Knoll, Inc. (Office Furnishings)	665	9,835
Knology, Inc.* (Media)	475	9,239
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	23,541
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	11,081
Korn/Ferry International* (Commercial Services)	665	10,740
Kraton Performance Polymers, Inc.* (Chemicals)	475	12,350
Krispy Kreme Doughnuts, Inc.* (Retail)	855	6,267
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	13,689
La-Z-Boy, Inc.* (Home Furnishings)	855	12,885
Laclede Group, Inc. (Gas)	665	26,188
Lakeland Financial Corp. (Banks)	760	19,790
Lancaster Colony Corp. (Food)	285	18,585
Landauer, Inc. (Commercial Services)	190	10,017
LaSalle Hotel Properties (REIT)	1,330	39,115
Lattice Semiconductor Corp.* (Semiconductors)	1,805	9,855
Layne Christensen Co.* (Engineering & Construction)	285	5,857
Leap Wireless International, Inc.* (Telecommunications)	855	4,797
Lexington Realty Trust (REIT)	1,805	16,064
LHC Group, Inc.* (Healthcare - Services)	285	5,047
Life Time Fitness, Inc.* (Leisure Time)	570	26,539
Limelight Networks, Inc.* (Internet)	1,235	3,384
Lincoln Educational Services Corp. (Commercial Services)	380	2,789
Lindsay Manufacturing Co. (Machinery - Diversified)	190	12,690
Liquidity Services, Inc.* (Internet)	285	15,199
Lithia Motors, Inc. - Class A (Retail)	475	12,744
Littelfuse, Inc. (Electrical Components & Equipment)	285	17,861
Live Nation, Inc.* (Commercial Services)	1,900	17,214
LivePerson, Inc.* (Computers)	855	13,577
Liz Claiborne, Inc.* (Retail)	1,140	15,276
LogMeIn, Inc.* (Telecommunications)	285	10,263
Loral Space & Communications, Inc. (Telecommunications)	190	11,790
Louisiana-Pacific Corp.* (Building Materials)	1,995	18,055
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	9,667
LTC Properties, Inc. (REIT)	380	12,646
LTX-Credence Corp.* (Semiconductors)	855	5,900
Lufkin Industries, Inc. (Oil & Gas Services)	380	29,199
Lumber Liquidators Holdings, Inc.* (Retail)	380	10,993
Luminex Corp.* (Healthcare - Products)	570	14,273
M.D.C. Holdings, Inc. (Home Builders)	570	16,023
Magellan Health Services, Inc.* (Healthcare - Services)	475	21,033
Magnum Hunter Resources Corp.* (Oil & Gas)	1,900	11,799
Maiden Holdings, Ltd. (Insurance)	855	7,097
Maidenform Brands, Inc.* (Apparel)	380	8,675
Main Street Capital Corp. (Investment Companies)	570	14,598
MAKO Surgical Corp.* (Healthcare - Products)	475	19,622
Manhattan Associates, Inc.* (Computers)	285	14,293
MannKind Corp.* (Pharmaceuticals)	1,330	2,993
ManTech International Corp. - Class A (Software)	380	11,940
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	475	6,090
MarketAxess Holdings, Inc. (Diversified Financial Services)	475	16,297
Marten Transport, Ltd. (Transportation)	285	6,005
Masimo Corp.* (Healthcare - Products)	665	14,716
MasTec, Inc.* (Engineering & Construction)	855	14,868
Materion Corp.* (Mining)	285	7,042
Matrix Service Co.* (Oil & Gas Services)	475	6,484
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	570	17,100
MAXIMUS, Inc. (Commercial Services)	570	25,222
Maxwell Technologies, Inc.* (Computers)	570	5,421
MB Financial, Inc. (Banks)	665	13,746
McEwen Mining, Inc.* (Mining)	1,710	6,481
MCG Capital Corp. (Investment Companies)	2,280	9,553
McGrath Rentcorp (Commercial Services)	570	16,769

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McMoRan Exploration Co.* (Oil & Gas)	1,520	$13,376
MDC Partners, Inc. - Class A (Advertising)	380	3,922
Meadowbrook Insurance Group, Inc. (Insurance)	2,565	22,649
Measurement Specialties, Inc.* (Electronics)	285	10,183
MedAssets, Inc.* (Software)	760	9,584
Medical Properties Trust, Inc. (REIT)	1,900	17,822
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	760	29,237
Medidata Solutions, Inc.* (Software)	285	7,384
Medifast, Inc.* (Commercial Services)	190	3,652
Medivation, Inc.* (Pharmaceuticals)	475	38,418
Mentor Graphics Corp.* (Computers)	1,235	17,846
Mercury Computer Systems, Inc.* (Computers)	570	7,524
Meredith Corp. (Media)	475	13,694
Meridian Bioscience, Inc. (Healthcare - Products)	665	13,666
Merit Medical Systems, Inc.* (Healthcare - Products)	475	6,280
Meritage Homes Corp.* (Home Builders)	570	16,182
Meritor, Inc.* (Auto Parts & Equipment)	1,425	9,277
Methode Electronics, Inc. (Electronics)	950	8,028
MFA Financial, Inc. (REIT)	5,130	37,859
MGE Energy, Inc. (Electric)	760	34,762
MGIC Investment Corp.* (Insurance)	2,660	9,204
Micrel, Inc. (Semiconductors)	665	7,242
Microsemi Corp.* (Semiconductors)	1,235	26,577
MicroStrategy, Inc. - Class A* (Software)	95	13,279
Mid-America Apartment Communities, Inc. (REIT)	475	32,333
Mine Safety Appliances Co. (Environmental Control)	380	16,135
Minerals Technologies, Inc. (Chemicals)	285	19,123
MIPS Technologies, Inc.* (Semiconductors)	760	4,970
MKS Instruments, Inc. (Semiconductors)	760	21,014
MModal, Inc.* (Software)	475	6,061
Mobile Mini, Inc.* (Storage/Warehousing)	570	10,750
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	6,755
Molina Healthcare, Inc.* (Healthcare - Services)	570	14,620
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	13,577
Monolithic Power Systems, Inc.* (Semiconductors)	475	9,842
Monotype Imaging Holdings, Inc.* (Software)	570	8,088
Monro Muffler Brake, Inc. (Commercial Services)	475	19,598
Montpelier Re Holdings, Ltd. (Insurance)	950	19,494
Moog, Inc. - Class A* (Aerospace/Defense)	665	28,110
Motricity, Inc.* (Telecommunications)	570	587
Move, Inc.* (Internet)	475	4,135
MTS Systems Corp. (Computers)	285	13,671
Mueller Industries, Inc. (Metal Fabricate/Hardware)	570	26,055
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,040	10,914
MVC Capital, Inc. (Investment Companies)	570	7,524
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	17,936
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	10,992
MYR Group, Inc.* (Engineering & Construction)	380	6,354
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	10,780
Nanometrics, Inc.* (Semiconductors)	380	5,894
Nash Finch Co. (Food)	190	4,769
National CineMedia, Inc. (Entertainment)	760	10,860
National Financial Partners* (Diversified Financial Services)	665	9,809
National Health Investors, Inc. (REIT)	475	23,498
National Healthcare Corp. (Healthcare - Services)	285	12,996
National Penn Bancshares, Inc. (Banks)	1,805	16,642
National Presto Industries, Inc. (Aerospace/Defense)	95	7,003
National Retail Properties, Inc. (REIT)	950	26,011
National Western Life Insurance Co. - Class A (Insurance)	95	12,926
Natus Medical, Inc.* (Healthcare - Products)	475	5,814
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,235	3,853
Navigant Consulting Co.* (Commercial Services)	760	10,579
NBT Bancorp, Inc. (Banks)	1,615	33,188
Neenah Paper, Inc. (Forest Products & Paper)	285	8,140
Nektar Therapeutics* (Pharmaceuticals)	1,710	13,030
Nelnet, Inc. - Class A (Diversified Financial Services)	475	12,264
Neogen Corp.* (Pharmaceuticals)	475	18,520
NETGEAR, Inc.* (Telecommunications)	475	18,287
NetScout Systems, Inc.* (Computers)	665	13,759
NetSuite, Inc.* (Software)	380	16,864
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	760	5,647
Neutral Tandem, Inc.* (Telecommunications)	570	6,623
New Jersey Resources Corp. (Gas)	665	28,755
Newcastle Investment Corp. (REIT)	1,235	8,731
NewMarket Corp. (Chemicals)	95	21,206

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newpark Resources, Inc.* (Oil & Gas Services)	1,235	$7,855
Newport Corp.* (Electronics)	665	11,352
NIC, Inc. (Internet)	1,045	11,694
Noranda Aluminum Holding Corp. (Mining)	475	5,045
Nordic American Tankers, Ltd. (Transportation)	665	9,656
Northern Oil and Gas, Inc.* (Oil & Gas)	855	16,613
NorthStar Realty Finance Corp. (REIT)	2,185	12,454
Northwest Bancshares, Inc. (Savings & Loans)	2,375	29,260
Northwest Natural Gas Co. (Gas)	380	17,366
NorthWestern Corp. (Electric)	570	20,246
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	9,523
NTELOS Holdings Corp. (Telecommunications)	380	7,684
Nu Skin Enterprises, Inc. (Retail)	665	35,444
Nutrisystem, Inc. (Internet)	475	5,501
NuVasive, Inc.* (Healthcare - Products)	570	9,445
NxStage Medical, Inc.* (Healthcare - Products)	665	11,305
Oasis Petroleum, Inc.* (Oil & Gas)	760	25,133
Oclaro, Inc.* (Telecommunications)	665	1,909
Ocwen Financial Corp.* (Diversified Financial Services)	1,045	15,581
OCZ Technology Group, Inc.* (Computers)	760	4,484
Office Depot, Inc.* (Retail)	3,610	10,974
OfficeMax, Inc.* (Retail)	1,140	5,301
Old Dominion Freight Line, Inc.* (Transportation)	665	29,573
Old National Bancorp (Banks)	1,140	14,615
Olin Corp. (Chemicals)	1,045	21,903
OM Group, Inc.* (Chemicals)	475	11,457
OMEGA Healthcare Investors, Inc. (REIT)	1,330	28,475
Omnicell, Inc.* (Software)	475	6,778
OmniVision Technologies, Inc.* (Semiconductors)	760	13,999
Omnova Solutions, Inc.* (Chemicals)	665	5,214
On Assignment, Inc.* (Commercial Services)	570	10,665
Oncothyreon, Inc.* (Biotechnology)	570	2,445
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	855	38,911
OpenTable, Inc.* (Internet)	285	12,748
Opko Health, Inc.* (Pharmaceuticals)	3,420	16,245
Oplink Communications, Inc.* (Telecommunications)	380	6,019
OPNET Technologies, Inc. (Software)	190	4,400
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	665	9,842
OraSure Technologies, Inc.* (Healthcare - Products)	855	9,807
Orbital Sciences Corp.* (Aerospace/Defense)	1,140	14,318
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,615	17,264
Oriental Financial Group, Inc. (Banks)	1,140	13,475
Oritani Financial Corp. (Savings & Loans)	1,425	21,118
Ormat Technologies, Inc. (Electric)	285	5,634
Orthofix International N.V.* (Healthcare - Products)	285	11,748
OSI Systems, Inc.* (Electronics)	285	19,055
Otter Tail Corp. (Electric)	760	16,690
Overseas Shipholding Group, Inc. (Transportation)	380	4,446
Owens & Minor, Inc. (Distribution/Wholesale)	1,045	30,556
Oxford Industries, Inc. (Apparel)	190	9,118
OYO Geospace Corp.* (Oil & Gas Services)	95	10,946
P.F. Chang’s China Bistro, Inc. (Retail)	285	11,312
Pacific Biosciences of California, Inc.* (Biotechnology)	570	1,539
PacWest Bancorp (Banks)	380	9,052
Papa John’s International, Inc.* (Retail)	285	11,480
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	380	16,089
Parametric Technology Corp.* (Software)	1,615	34,852
Paramount Gold and Silver Corp.* (Mining)	1,805	4,404
PAREXEL International Corp.* (Commercial Services)	855	23,034
Park Electrochemical Corp. (Electronics)	570	16,444
Park National Corp. (Banks)	285	19,166
Parker Drilling Co.* (Oil & Gas)	1,710	8,841
Parkway Properties, Inc. (REIT)	380	3,758
Patriot Coal Corp.* (Coal)	1,425	8,308
PDL BioPharma, Inc. (Biotechnology)	2,375	14,939
Pebblebrook Hotel Trust (REIT)	855	20,588
Peet’s Coffee & Tea, Inc.* (Beverages)	190	14,596
Pegasystems, Inc. (Software)	285	10,599
Pendrell Corp.* (Commercial Services)	2,470	3,335
Penn Virginia Corp. (Oil & Gas)	760	3,891
PennantPark Investment Corp. (Investment Companies)	1,045	10,920
Pennsylvania REIT (REIT)	855	12,047
PennyMac Mortgage Investment Trust (REIT)	760	15,420
Penske Automotive Group, Inc. (Retail)	570	15,071
Perry Ellis International, Inc.* (Apparel)	285	5,332
Petroleum Development* (Oil & Gas)	380	13,068
PetroQuest Energy, Inc.* (Oil & Gas)	950	5,738
Pharmacyclics, Inc.* (Pharmaceuticals)	665	18,327
PharMerica Corp.* (Pharmaceuticals)	475	5,638
PHH Corp.* (Commercial Services)	855	13,252
Photronics, Inc.* (Semiconductors)	760	4,704
PICO Holdings, Inc.* (Water)	380	9,124
Piedmont Natural Gas Co., Inc. (Gas)	950	28,956

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pier 1 Imports, Inc. (Retail)	1,520	$26,114
Pinnacle Entertainment, Inc.* (Entertainment)	855	9,491
Pinnacle Financial Partners, Inc.* (Banks)	475	8,693
Pioneer Drilling Co.* (Oil & Gas)	760	5,989
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	380	9,215
Plantronics, Inc. (Telecommunications)	760	29,123
Platinum Underwriters Holdings, Ltd. (Insurance)	475	17,394
Plexus Corp.* (Electronics)	475	15,376
PMFG, Inc.* (Miscellaneous Manufacturing)	380	5,134
PNM Resources, Inc. (Electric)	1,235	23,169
PolyOne Corp. (Chemicals)	1,235	17,117
Pool Corp. (Distribution/Wholesale)	760	28,052
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	19,614
Portland General Electric Co. (Electric)	760	19,631
Post Properties, Inc. (REIT)	665	32,385
Potlatch Corp. (REIT)	570	17,841
Powell Industries, Inc.* (Electrical Components & Equipment)	190	6,196
Power Integrations, Inc. (Semiconductors)	380	14,394
Power-One, Inc.* (Electrical Components & Equipment)	1,045	4,473
Powerwave Technologies, Inc.* (Telecommunications)	570	644
Premiere Global Services, Inc.* (Telecommunications)	1,140	10,203
Prestige Brands Holdings, Inc.* (Household Products/Wares)	760	12,912
PriceSmart, Inc. (Retail)	285	23,524
Primerica, Inc. (Insurance)	570	14,951
Primoris Services Corp. (Holding Companies - Diversified)	475	6,850
PrivateBancorp, Inc. (Banks)	760	11,955
ProAssurance Corp. (Insurance)	475	41,843
Progress Software Corp.* (Software)	950	21,983
PROS Holdings, Inc.* (Software)	380	7,482
Prospect Capital Corp. (Investment Companies)	1,425	15,561
Prosperity Bancshares, Inc. (Banks)	570	26,590
Provident Financial Services, Inc. (Savings & Loans)	1,235	18,154
Provident New York Bancorp (Savings & Loans)	1,330	11,225
PS Business Parks, Inc. (REIT)	190	12,967
PSS World Medical, Inc.* (Healthcare - Products)	665	15,913
QLIK Technologies, Inc.* (Software)	950	27,369
Quad Graphics, Inc. (Commercial Services)	285	3,830
Quaker Chemical Corp. (Chemicals)	285	12,369
Quality Systems, Inc. (Software)	570	21,318
Quanex Building Products Corp. (Building Materials)	665	12,256
Quantum Corp.* (Computers)	3,325	7,914
Quest Software, Inc.* (Software)	855	19,896
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	760	34,124
Quidel Corp.* (Healthcare - Products)	475	7,847
Quiksilver, Inc.* (Apparel)	2,090	7,231
QuinStreet, Inc.* (Internet)	380	3,994
Radian Group, Inc. (Insurance)	1,995	6,224
Rambus, Inc.* (Semiconductors)	1,330	6,770
Ramco-Gershenson Properties Trust (REIT)	190	2,288
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	17,160
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	17,814
RealD, Inc.* (Computers)	475	5,738
RealPage, Inc.* (Software)	475	8,621
Red Robin Gourmet Burgers, Inc.* (Retail)	190	6,775
Redwood Trust, Inc. (REIT)	1,235	14,425
Regis Corp. (Retail)	855	15,689
Renasant Corp. (Banks)	665	10,640
Rent-A-Center, Inc. (Commercial Services)	855	29,250
Resolute Energy Corp.* (Oil & Gas)	760	8,064
Resource Capital Corp. (REIT)	3,135	16,929
Resources Connection, Inc. (Commercial Services)	760	9,865
Retail Opportunity Investments Corp. (REIT)	665	8,080
Rex Energy Corp.* (Oil & Gas)	570	5,991
RF Micro Devices, Inc.* (Telecommunications)	3,705	16,043
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	8,812
Rite Aid Corp.* (Retail)	7,790	11,296
RLI Corp. (Insurance)	380	26,174
RLJ Lodging Trust (REIT)	380	7,136
Robbins & Myers, Inc. (Machinery - Diversified)	570	27,765
Rofin-Sinar Technologies, Inc.* (Electronics)	380	9,576
Rogers Corp.* (Electronics)	190	7,275
Rollins, Inc. (Commercial Services)	1,235	26,244
Rosetta Resources, Inc.* (Oil & Gas)	760	38,205
RSC Holdings, Inc.* (Commercial Services)	1,140	27,041
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	380	9,329
Ruby Tuesday, Inc.* (Retail)	950	6,460
Rudolph Technologies, Inc.* (Semiconductors)	475	5,130
Rue21, Inc.* (Retail)	190	5,767
Rush Enterprises, Inc.* (Retail)	665	12,023
S&T Bancorp, Inc. (Banks)	760	14,227
Sabra Health Care REIT, Inc. (REIT)	665	11,132
Safeguard Scientifics, Inc.* (Internet)	475	7,771
Safety Insurance Group, Inc. (Insurance)	285	11,357
Saks, Inc.* (Retail)	1,615	17,700
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	760	37,544
Sanderson Farms, Inc. (Food)	285	14,709
Sandy Spring Bancorp, Inc. (Banks)	380	6,844
Sangamo BioSciences, Inc.* (Biotechnology)	950	4,418

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sanmina-SCI Corp.* (Electronics)	1,045	$9,301
Sapient Corp. (Internet)	1,425	17,057
Sauer-Danfoss, Inc. (Machinery - Diversified)	190	8,229
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	1,045	2,477
ScanSource, Inc.* (Distribution/Wholesale)	380	12,525
SCBT Financial Corp. (Banks)	285	9,801
Scholastic Corp. (Media)	570	17,413
Schulman (A.), Inc. (Chemicals)	475	11,690
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	19,329
Scientific Games Corp. - Class A* (Entertainment)	950	9,652
Seattle Genetics, Inc.* (Biotechnology)	1,425	28,172
Select Comfort Corp.* (Home Furnishings)	760	21,949
Select Medical Holdings Corp.* (Healthcare - Services)	760	6,513
Selective Insurance Group, Inc. (Insurance)	950	16,615
SemGroup Corp. - Class A* (Pipelines)	570	18,126
Semtech Corp.* (Semiconductors)	855	23,307
Sensient Technologies Corp. (Chemicals)	760	28,234
Sequenom, Inc.* (Biotechnology)	1,520	7,782
Shenandoah Telecommunications Co. (Telecommunications)	570	6,356
Ship Finance International, Ltd. (Transportation)	665	9,210
ShoreTel, Inc.* (Telecommunications)	665	3,185
Shuffle Master, Inc.* (Entertainment)	1,045	18,465
Shutterfly, Inc.* (Internet)	380	11,826
SIGA Technologies, Inc.* (Pharmaceuticals)	475	1,568
Signature Bank* (Banks)	475	31,203
Silicon Graphics International Corp.* (Computers)	475	4,484
Silicon Image, Inc.* (Semiconductors)	1,140	6,840
Simmons First National Corp. - Class A (Banks)	570	13,874
Simpson Manufacturing Co., Inc. (Building Materials)	665	20,635
Sinclair Broadcast Group, Inc. - Class A (Media)	665	6,836
Six Flags Entertainment Corp. (Entertainment)	285	13,654
SJW Corp. (Water)	380	9,158
Skechers U.S.A., Inc. - Class A* (Apparel)	570	10,642
SkyWest, Inc. (Airlines)	855	7,686
Smart Balance, Inc.* (Food)	950	5,605
Smith Corp. (Miscellaneous Manufacturing)	570	27,132
Snyders-Lance, Inc. (Food)	665	17,210
Solar Capital, Ltd. (Investment Companies)	665	13,805
Solarwinds, Inc.* (Software)	760	35,652
Sonic Automotive, Inc. (Retail)	570	9,587
Sonic Corp.* (Retail)	855	6,173
Sonus Networks, Inc.* (Telecommunications)	3,040	8,603
Sotheby’s - Class A (Commercial Services)	855	33,619
Sourcefire, Inc.* (Internet)	380	19,376
South Jersey Industries, Inc. (Gas)	475	23,394
Southside Bancshares, Inc. (Banks)	380	7,752
Southwest Gas Corp. (Gas)	570	23,951
Sovran Self Storage, Inc. (REIT)	380	20,026
Spansion, Inc. - Class A* (Computers)	760	9,166
Spartan Stores, Inc. (Food)	475	8,659
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	190	6,557
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	760	8,079
SS&C Technologies Holdings, Inc.* (Software)	475	11,291
Stage Stores, Inc. (Retail)	570	8,704
Standard Microsystems Corp.* (Semiconductors)	475	12,578
Standard Pacific Corp.* (Home Builders)	2,375	12,018
Standex International Corp. (Miscellaneous Manufacturing)	190	8,371
Star Scientific, Inc.* (Agriculture)	1,615	5,733
Starwood Property Trust, Inc. (REIT)	1,235	25,774
State Bank Finacial Corp.* (Banks)	570	9,833
STEC, Inc.* (Computers)	570	4,725
Steelcase, Inc. - Class A (Office Furnishings)	1,235	10,670
Steiner Leisure, Ltd.* (Commercial Services)	285	13,384
Stepan Co. (Chemicals)	190	17,263
STERIS Corp. (Healthcare - Products)	855	26,856
Sterling Financial Corp.* (Banks)	570	11,069
Steven Madden, Ltd.* (Apparel)	475	20,525
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,520	9,606
Stifel Financial Corp.* (Diversified Financial Services)	665	24,219
Stillwater Mining Co.* (Mining)	1,425	15,290
Stone Energy Corp.* (Oil & Gas)	760	21,318
Stoneridge, Inc.* (Electronics)	570	4,913
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	1,452
Stratasys, Inc.* (Computers)	285	14,595
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	18,115
Strayer Education, Inc. (Commercial Services)	190	18,749
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	380	21,687
Sun Communities, Inc. (REIT)	285	12,469
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	7,134
Sunrise Assisted Living, Inc.* (Healthcare - Services)	855	5,369
Sunstone Hotel Investors, Inc.* (REIT)	1,520	15,504
Super Micro Computer, Inc.* (Computers)	475	8,384
Superior Industries International, Inc. (Auto Parts & Equipment)	380	6,502

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Susquehanna Bancshares, Inc. (Banks)	1,520	$15,762
SVB Financial Group* (Banks)	570	36,531
Swift Energy Co.* (Oil & Gas)	570	17,242
Swift Transportation Co.* (Transportation)	1,140	11,959
Swisher Hygiene, Inc.* (Commercial Services)	1,140	2,565
Sycamore Networks, Inc.* (Telecommunications)	380	5,924
Sykes Enterprises, Inc.* (Computers)	665	10,540
Symetra Financial Corp. (Insurance)	1,140	13,862
Symmetry Medical, Inc.* (Healthcare - Products)	855	6,079
Synaptics, Inc.* (Computers)	475	14,587
Synchronoss Technologies, Inc.* (Software)	380	11,894
SYNNEX Corp.* (Software)	570	21,711
Syntel, Inc. (Computers)	190	11,379
Take-Two Interactive Software, Inc.* (Software)	1,045	14,734
TAL International Group, Inc. (Trucking & Leasing)	380	15,698
Tanger Factory Outlet Centers, Inc. (REIT)	1,045	32,729
Targa Resources Corp. (Oil & Gas Services)	285	13,706
Targacept, Inc.* (Pharmaceuticals)	475	2,256
Team Health Holdings, Inc.* (Commercial Services)	380	8,185
Team, Inc.* (Commercial Services)	380	11,259
Teekay Tankers, Ltd. - Class A (Transportation)	665	3,431
Tejon Ranch Co.* (Agriculture)	285	8,510
Teledyne Technologies, Inc.* (Aerospace/Defense)	475	30,694
TeleTech Holdings, Inc.* (Commercial Services)	380	5,757
Tennant Co. (Machinery - Diversified)	285	12,625
Tenneco, Inc.* (Auto Parts & Equipment)	855	26,360
Tesco Corp.* (Oil & Gas Services)	475	7,757
Tessera Technologies, Inc.* (Semiconductors)	950	14,858
Tetra Tech, Inc.* (Environmental Control)	950	25,365
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	11,584
Texas Capital Bancshares, Inc.* (Banks)	570	21,495
Texas Industries, Inc. (Building Materials)	380	12,772
Texas Roadhouse, Inc. (Retail)	760	13,110
Textainer Group Holdings, Ltd. (Trucking & Leasing)	285	9,995
The Andersons, Inc. (Agriculture)	285	14,364
The Brink’s Co. (Miscellaneous Manufacturing)	665	16,891
The Buckle, Inc. (Retail)	380	17,548
The Cato Corp. - Class A (Retail)	380	10,575
The Cheesecake Factory, Inc.* (Retail)	760	23,940
The Children’s Place Retail Stores, Inc.* (Retail)	285	13,104
The Corporate Executive Board Co. (Commercial Services)	475	19,651
The Ensign Group, Inc. (Healthcare - Services)	285	7,612
The Finish Line, Inc. - Class A (Retail)	665	14,803
The Fresh Market, Inc.* (Food)	380	19,445
The Geo Group, Inc.* (Commercial Services)	950	19,674
The Gorman-Rupp Co. (Machinery - Diversified)	285	8,208
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	4,916
The Hain Celestial Group, Inc.* (Food)	475	22,467
The Jones Group, Inc. (Apparel)	1,140	12,791
The Medicines Co.* (Biotechnology)	760	16,788
The Men’s Wearhouse, Inc. (Retail)	665	24,632
The Middleby Corp.* (Machinery - Diversified)	285	28,919
The Navigators Group, Inc.* (Insurance)	190	9,025
The New York Times Co. - Class A* (Media)	1,805	11,390
The Pantry, Inc.* (Retail)	285	3,637
The Pep Boys - Manny, Moe & Jack (Retail)	760	11,347
The Ryland Group, Inc. (Home Builders)	760	17,108
The Ultimate Software Group, Inc.* (Software)	380	29,321
The Warnaco Group, Inc.* (Apparel)	570	30,187
The Wet Seal, Inc. - Class A* (Retail)	1,330	4,376
Theravance, Inc.* (Pharmaceuticals)	1,045	22,614
Thompson Creek Metals Co., Inc.* (Mining)	2,375	14,084
Titan International, Inc. (Auto Parts & Equipment)	570	16,467
Titan Machinery, Inc.* (Distribution/Wholesale)	190	6,770
TiVo, Inc.* (Home Furnishings)	1,710	18,451
TNS, Inc.* (Commercial Services)	570	11,628
Tompkins Financial Corp. (Banks)	380	14,383
Tootsie Roll Industries, Inc. (Food)	570	13,572
Tower Group, Inc. (Insurance)	570	12,301
TowneBank (Banks)	855	11,132
TPC Group, Inc.* (Chemicals)	190	7,976
Travelzoo, Inc.* (Internet)	95	2,466
Tredegar Corp. (Miscellaneous Manufacturing)	475	8,241
TreeHouse Foods, Inc.* (Food)	475	27,317
Trex Co., Inc.* (Building Materials)	190	6,080
Triangle Capital Corp. (Investment Companies)	475	9,600
TriMas Corp.* (Miscellaneous Manufacturing)	380	8,364
Triple-S Management Corp. - Class B* (Healthcare - Services)	475	10,004
TriQuint Semiconductor, Inc.* (Semiconductors)	2,470	12,054
Triumph Group, Inc. (Aerospace/Defense)	570	35,807

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
True Religion Apparel, Inc.* (Apparel)	380	$10,321
TrueBlue, Inc.* (Commercial Services)	570	9,838
TrustCo Bank Corp. NY (Banks)	2,375	12,991
Trustmark Corp. (Banks)	760	19,342
TTM Technologies, Inc.* (Electronics)	760	7,851
Tutor Perini Corp.* (Engineering & Construction)	475	7,225
Twin Disc, Inc. (Machinery - Diversified)	190	4,167
Two Harbors Investment Corp. (REIT)	1,330	13,912
Tyler Technologies, Inc.* (Software)	475	18,976
UIL Holdings Corp. (Electric)	665	22,856
Ultratech Stepper, Inc.* (Semiconductors)	380	12,137
UMB Financial Corp. (Banks)	380	18,259
Umpqua Holdings Corp. (Banks)	1,615	21,383
UniFirst Corp. (Textiles)	285	17,317
Unisource Energy Corp. (Electric)	570	20,748
Unisys Corp.* (Computers)	570	10,636
United Bankshares, Inc. (Banks)	760	20,087
United Fire Group, Inc. (Insurance)	475	8,180
United Natural Foods, Inc.* (Food)	665	32,778
United Online, Inc. (Internet)	1,520	7,205
United Rentals, Inc.* (Commercial Services)	855	39,911
United Stationers, Inc. (Distribution/Wholesale)	570	16,165
Universal American Corp. (Insurance)	475	4,361
Universal Corp. (Agriculture)	380	17,415
Universal Display Corp.* (Electrical Components & Equipment)	570	25,633
Universal Electronics, Inc.* (Home Furnishings)	285	4,822
Universal Forest Products, Inc. (Building Materials)	285	10,659
Universal Health Realty Income Trust (REIT)	190	7,684
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	95	4,408
Universal Technical Institute, Inc. (Commercial Services)	380	4,560
Urstadt Biddle Properties - Class A (REIT)	380	7,311
US Airways Group, Inc.* (Airlines)	2,375	24,367
US Ecology, Inc. (Environmental Control)	475	10,298
USA Mobility, Inc. (Telecommunications)	475	6,137
USEC, Inc.* (Mining)	1,995	1,679
USG Corp.* (Building Materials)	1,140	20,577
Vail Resorts, Inc. (Entertainment)	570	23,245
Valassis Communications, Inc.* (Commercial Services)	665	13,300
ValueClick, Inc.* (Internet)	1,045	22,133
ValueVision Media, Inc. - Class A* (Advertising)	760	1,231
Vantage Drilling Co.* (Oil & Gas)	3,040	4,803
VASCO Data Security International, Inc.* (Internet)	475	3,700
Vector Group, Ltd. (Agriculture)	1,045	18,131
Veeco Instruments, Inc.* (Semiconductors)	570	17,208
Venoco, Inc.* (Oil & Gas)	380	4,222
Vera Bradley, Inc.* (Retail)	285	7,404
Verint Systems, Inc.* (Software)	380	11,491
Viad Corp. (Commercial Services)	380	6,870
ViaSat, Inc.* (Telecommunications)	570	27,531
Vicor Corp. (Electrical Components & Equipment)	475	3,311
ViewPoint Financial Group, Inc. (Savings & Loans)	855	13,603
VirnetX Holding Corp.* (Internet)	570	14,159
ViroPharma, Inc.* (Pharmaceuticals)	1,140	24,795
Virtus Investment Partners, Inc.* (Diversified Financial Services)	95	8,018
Vitamin Shoppe, Inc.* (Retail)	380	17,887
VIVUS, Inc.* (Pharmaceuticals)	1,425	34,513
Vocus, Inc.* (Internet)	285	3,685
Volcano Corp.* (Healthcare - Products)	665	18,055
Volterra Semiconductor Corp.* (Semiconductors)	475	15,623
Vonage Holdings Corp.* (Telecommunications)	2,470	5,039
W&T Offshore, Inc. (Oil & Gas)	570	11,269
Wabash National Corp.* (Auto Manufacturers)	1,425	11,927
Walter Investment Management Corp. (REIT)	380	7,687
Washington REIT (REIT)	855	25,265
Washington Trust Bancorp, Inc. (Banks)	380	8,995
Watsco, Inc. (Distribution/Wholesale)	475	34,176
Watts Water Technologies, Inc. - Class A (Electronics)	380	13,992
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	7,746
WD-40 Co. (Household Products/Wares)	285	12,848
Web.com Group, Inc.* (Internet)	475	6,151
Websense, Inc.* (Internet)	570	11,822
Webster Financial Corp. (Banks)	855	19,434
Weis Markets, Inc. (Food)	285	12,711
WellCare Health Plans, Inc.* (Healthcare - Services)	570	34,873
Werner Enterprises, Inc. (Transportation)	760	17,951
WesBanco, Inc. (Banks)	855	17,510
West Coast Bancorp* (Banks)	380	7,425
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	34,124
Westamerica Bancorp (Banks)	475	21,788
Western Alliance Bancorp* (Banks)	1,140	10,009
Western Refining, Inc. (Oil & Gas)	760	14,478
WGL Holdings, Inc. (Gas)	665	26,673
Winthrop Realty Trust (REIT)	665	7,096
Wintrust Financial Corp. (Banks)	475	17,162
Wolverine World Wide, Inc. (Apparel)	665	27,897
Woodward, Inc. (Electronics)	855	35,559
World Acceptance Corp.* (Diversified Financial Services)	190	12,637
World Fuel Services Corp. (Retail)	1,045	46,043

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metal Fabricate/Hardware)	950	$16,948
Wright Express Corp.* (Commercial Services)	570	36,377
Wright Medical Group, Inc.* (Healthcare - Products)	570	10,619
Xyratex, Ltd. (Computers)	665	9,656
Zep, Inc. (Chemicals)	380	5,415
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,045	4,974
Zumiez, Inc.* (Retail)	285	10,448

TOTAL COMMON STOCKS (Cost $12,061,136)		16,052,137

	Principal Amount	Value
Repurchase Agreements(a)(b) (31.0%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $12,850,048	$12,850,000	$12,850,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,850,000)		12,850,000

TOTAL INVESTMENT SECURITIES (Cost $24,911,136) — 69.8%		28,902,137
Net other assets (liabilities) — 30.2%		12,525,316

NET ASSETS — 100.0%		$41,427,453

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $7,629,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $5,208,960)	64	$145,912

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$31,067,502	$(70,459)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	30,395,967	(318,947)
		$(389,406)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$11,537	NM
Aerospace/Defense	229,904	0.6%
Agriculture	64,153	0.2%
Airlines	92,474	0.2%
Apparel	236,406	0.6%
Auto Manufacturers	11,927	NM
Auto Parts & Equipment	158,842	0.4%
Banks	1,033,480	2.5%
Beverages	35,141	0.1%
Biotechnology	324,623	0.8%
Building Materials	176,672	0.4%
Chemicals	311,932	0.8%
Coal	26,226	0.1%
Commercial Services	1,061,297	2.6%
Computers	344,935	0.8%
Cosmetics/Personal Care	15,598	NM
Distribution/Wholesale	177,658	0.4%
Diversified Financial Services	254,613	0.6%
Electric	355,437	0.9%
Electrical Components & Equipment	164,414	0.4%
Electronics	374,616	0.9%
Energy - Alternate Sources	17,342	NM
Engineering & Construction	119,926	0.3%
Entertainment	155,460	0.4%
Environmental Control	139,157	0.3%
Food	288,947	0.7%
Forest Products & Paper	128,769	0.3%
Gas	183,267	0.4%
Hand/Machine Tools	14,293	NM
Healthcare - Products	555,937	1.3%
Healthcare - Services	270,050	0.7%
Holding Companies - Diversified	18,007	NM
Home Builders	73,700	0.2%
Home Furnishings	75,815	0.2%
Household Products/Wares	84,502	0.2%
Insurance	521,505	1.3%
Internet	362,582	0.9%
Investment Companies	127,891	0.3%
Iron/Steel	4,408	NM
Leisure Time	76,322	0.2%
Lodging	51,055	0.1%
Machinery - Construction & Mining	14,863	NM
Machinery - Diversified	267,652	0.6%
Media	108,406	0.3%
Metal Fabricate/Hardware	117,609	0.3%
Mining	178,364	0.4%
Miscellaneous Manufacturing	384,824	0.9%
Office Furnishings	60,804	0.1%
Oil & Gas	554,923	1.3%
Oil & Gas Services	246,035	0.6%
Packaging & Containers	13,214	NM
Pharmaceuticals	535,757	1.3%
Pipelines	28,035	0.1%
Private Equity	11,923	NM
REIT	1,438,661	3.7%
Real Estate	16,529	NM
Retail	1,094,160	2.7%
Savings & Loans	162,207	0.4%
Semiconductors	482,426	1.2%
Software	706,750	1.7%
Storage/Warehousing	10,750	NM
Telecommunications	459,350	1.1%
Textiles	29,804	0.1%
Toys/Games/Hobbies	9,058	NM
Transportation	288,164	0.7%
Trucking & Leasing	51,694	0.1%
Water	49,355	0.1%
Other**	25,375,316	61.2%
Total	$41,427,453	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (33.4%)
3M Co. (Miscellaneous Manufacturing)	4,355	$389,163
Alcoa, Inc. (Mining)	4,355	42,374
American Express Co. (Diversified Financial Services)	4,355	262,215
AT&T, Inc. (Telecommunications)	4,355	143,323
Bank of America Corp. (Banks)	4,355	35,319
Boeing Co. (Aerospace/Defense)	4,355	334,464
Caterpillar, Inc. (Machinery - Construction & Mining)	4,355	447,563
Chevron Corp. (Oil & Gas)	4,355	464,069
Cisco Systems, Inc. (Telecommunications)	4,355	87,753
Coca-Cola Co. (Beverages)	4,355	332,374
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	232,818
Exxon Mobil Corp. (Oil & Gas)	4,355	376,011
General Electric Co. (Miscellaneous Manufacturing)	4,355	85,271
Hewlett-Packard Co. (Computers)	4,355	107,830
Intel Corp. (Semiconductors)	4,355	123,682
International Business Machines Corp. (Computers)	4,355	901,833
J.P. Morgan Chase & Co. (Banks)	4,355	187,178
Johnson & Johnson (Healthcare - Products)	4,355	283,467
Kraft Foods, Inc. (Food)	4,355	173,634
McDonald’s Corp. (Retail)	4,355	424,395
Merck & Co., Inc. (Pharmaceuticals)	4,355	170,890
Microsoft Corp. (Software)	4,355	139,447
Pfizer, Inc. (Pharmaceuticals)	4,355	99,860
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	277,152
The Home Depot, Inc. (Retail)	4,355	225,545
The Travelers Cos., Inc. (Insurance)	4,355	280,114
United Technologies Corp. (Aerospace/Defense)	4,355	355,542
Verizon Communications, Inc. (Telecommunications)	4,355	175,855
Wal-Mart Stores, Inc. (Retail)	4,355	256,553
Walt Disney Co. (Media)	4,355	187,744

TOTAL COMMON STOCKS (Cost $3,748,828)		7,603,438

	Principal Amount	Value
Repurchase Agreements(a)(b) (47.6%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $10,832,040	$10,832,000	$10,832,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,832,000)		10,832,000

TOTAL INVESTMENT SECURITIES (Cost $14,580,828) — 81.0%		18,435,438
Net other assets (liabilities) — 19.0%		4,331,908

NET ASSETS — 100.0%		$22,767,346

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $4,264,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 6/18/12 (Underlying notional amount at value $2,499,640)	38	$72,699

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$8,681,201	$(5,342)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	26,740,310	(26,157)
		$(31,499)

UltraDow 30 ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$690,006	3.0%
Banks	222,497	1.0%
Beverages	332,374	1.5%
Chemicals	232,818	1.0%
Computers	1,009,663	4.4%
Cosmetics/Personal Care	277,152	1.2%
Diversified Financial Services	262,215	1.2%
Food	173,634	0.8%
Healthcare - Products	283,467	1.2%
Insurance	280,114	1.2%
Machinery - Construction & Mining	447,563	2.0%
Media	187,744	0.8%
Mining	42,374	0.2%
Miscellaneous Manufacturing	474,434	2.1%
Oil & Gas	840,080	3.7%
Pharmaceuticals	270,750	1.2%
Retail	906,493	4.0%
Semiconductors	123,682	0.5%
Software	139,447	0.6%
Telecommunications	406,931	1.8%
Other**	15,163,908	66.6%
Total	$22,767,346	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (53.1%)
Activision Blizzard, Inc. (Software)	32,890	$423,294
Adobe Systems, Inc.* (Software)	14,443	484,707
Akamai Technologies, Inc.* (Internet)	5,148	167,825
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,434	490,799
Altera Corp. (Semiconductors)	9,438	335,710
Amazon.com, Inc.* (Internet)	13,299	3,084,038
Amgen, Inc. (Biotechnology)	23,166	1,647,334
Apollo Group, Inc. - Class A* (Commercial Services)	3,718	130,948
Apple Computer, Inc.* (Computers)	27,313	15,957,347
Applied Materials, Inc. (Semiconductors)	37,895	454,361
Autodesk, Inc.* (Software)	6,578	258,976
Automatic Data Processing, Inc. (Commercial Services)	14,443	803,320
Avago Technologies, Ltd. (Semiconductors)	7,150	246,532
Baidu, Inc.ADR* (Internet)	8,008	1,062,662
Bed Bath & Beyond, Inc.* (Retail)	7,007	493,223
Biogen Idec, Inc.* (Biotechnology)	7,007	939,008
BMC Software, Inc.* (Software)	4,862	200,606
Broadcom Corp. - Class A (Semiconductors)	14,443	528,614
C.H. Robinson Worldwide, Inc. (Transportation)	4,719	281,913
CA, Inc. (Software)	14,300	377,806
Celgene Corp.* (Biotechnology)	12,870	938,480
Cerner Corp.* (Software)	5,005	405,855
Check Point Software Technologies, Ltd.* (Software)	6,149	357,441
Cisco Systems, Inc. (Telecommunications)	157,872	3,181,121
Citrix Systems, Inc.* (Software)	5,434	465,205
Cognizant Technology Solutions Corp.* (Computers)	8,866	650,055
Comcast Corp. - Class A (Media)	61,347	1,860,654
Costco Wholesale Corp. (Retail)	12,727	1,122,140
Ctrip.com International, Ltd.ADR* (Internet)	4,290	92,964
Dell, Inc.* (Computers)	52,624	861,455
DENTSPLY International, Inc. (Healthcare - Products)	4,147	170,276
DIRECTV - Class A* (Media)	19,877	979,340
Dollar Tree, Inc.* (Retail)	3,432	348,897
eBay, Inc.* (Internet)	37,752	1,549,720
Electronic Arts, Inc.* (Software)	9,724	149,555
Expedia, Inc. (Internet)	3,575	152,402
Expeditors International of Washington, Inc. (Transportation)	6,149	245,960
Express Scripts Holding Co.* (Pharmaceuticals)	23,452	1,308,387
F5 Networks, Inc.* (Internet)	2,288	306,432
Fastenal Co. (Distribution/Wholesale)	8,723	408,411
Fiserv, Inc.* (Software)	4,004	281,441
Flextronics International, Ltd.* (Electronics)	20,163	134,286
Fossil, Inc.* (Distribution/Wholesale)	1,859	242,916
Garmin, Ltd. (Electronics)	5,720	269,584
Gilead Sciences, Inc.* (Biotechnology)	22,165	1,152,802
Google, Inc. - Class A* (Internet)	7,579	4,587,038
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,576	223,080
Henry Schein, Inc.* (Healthcare - Products)	2,574	197,529
Infosys Technologies, Ltd.ADR (Computers)	2,431	115,108
Intel Corp. (Semiconductors)	146,432	4,158,669
Intuit, Inc. (Software)	8,580	497,383
Intuitive Surgical, Inc.* (Healthcare - Products)	1,144	661,461
KLA -Tencor Corp. (Semiconductors)	4,862	253,553
Lam Research Corp.* (Semiconductors)	3,575	148,899
Liberty Media Holding Corp. - Interactive Series A* (Internet)	16,016	301,741
Life Technologies Corp.* (Biotechnology)	5,291	245,291
Linear Technology Corp. (Semiconductors)	6,721	219,844
Marvell Technology Group, Ltd.* (Semiconductors)	17,160	257,572
Mattel, Inc. (Toys/Games/Hobbies)	9,867	331,531
Maxim Integrated Products, Inc. (Semiconductors)	8,580	253,796
Microchip Technology, Inc. (Semiconductors)	5,577	197,091
Micron Technology, Inc.* (Semiconductors)	28,886	190,359
Microsoft Corp. (Software)	245,960	7,875,639
Monster Beverage Corp.* (Beverages)	5,148	334,414
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,441	270,094
NetApp, Inc.* (Computers)	10,439	405,346
Netflix, Inc.* (Internet)	1,573	126,060
News Corp. - Class A (Media)	49,049	961,360
Nuance Communications, Inc.* (Software)	9,009	220,180
NVIDIA Corp.* (Semiconductors)	17,875	232,375
O’Reilly Automotive, Inc.* (Retail)	3,718	392,100
Oracle Corp. (Software)	147,290	4,328,853
PACCAR, Inc. (Auto Manufacturers)	10,439	448,459
Paychex, Inc. (Commercial Services)	10,582	327,830
Perrigo Co. (Pharmaceuticals)	2,717	285,013
Priceline.com, Inc.* (Internet)	1,430	1,087,973
Qualcomm, Inc. (Telecommunications)	49,621	3,167,805
Randgold Resources, Ltd.ADR (Mining)	1,573	140,233
Research In Motion, Ltd.* (Computers)	15,301	218,804
Ross Stores, Inc. (Retail)	6,721	413,946
SanDisk Corp.* (Computers)	7,150	264,621
Seagate Technology PLC (Computers)	13,156	404,679
Sears Holdings Corp.* (Retail)	3,146	169,192
Sigma-Aldrich Corp. (Chemicals)	3,575	253,467
Sirius XM Radio, Inc.* (Media)	110,110	248,849
Staples, Inc. (Retail)	20,306	312,712
Starbucks Corp. (Retail)	22,022	1,263,622
Stericycle, Inc.* (Environmental Control)	2,431	210,525
Symantec Corp.* (Internet)	21,307	351,992
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,449	935,337

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors)	33,319	$1,064,209
VeriSign, Inc. (Internet)	4,719	193,998
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,149	236,614
Virgin Media, Inc. (Telecommunications)	8,151	200,189
Vodafone Group PLCADR (Telecommunications)	25,597	712,365
Warner Chilcott PLC - Class A* (Pharmaceuticals)	7,293	158,623
Whole Foods Market, Inc. (Food)	5,291	439,523
Wynn Resorts, Ltd. (Lodging)	3,003	400,600
Xilinx, Inc. (Semiconductors)	7,722	280,926
Yahoo!, Inc.* (Internet)	35,607	553,333

TOTAL COMMON STOCKS (Cost $36,856,230)		88,736,607

	Principal Amount	Value
Repurchase Agreements(a)(b) (38.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $63,979,238	$63,979,000	$63,979,000

TOTAL REPURCHASE AGREEMENTS (Cost $63,979,000)		63,979,000

TOTAL INVESTMENT SECURITIES (Cost $100,835,230) — 91.5%		152,715,607
Net other assets (liabilities) — 8.5%		14,100,739

NET ASSETS — 100.0%		$166,816,346

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $33,521,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $24,627,345)	453	$1,037,433

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$55,909,609	$(187,094)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	164,222,293	(1,059,997)
		$(1,247,091)

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$448,459	0.3%
Beverages	557,494	0.3%
Biotechnology	5,650,328	3.4%
Chemicals	253,467	0.2%
Commercial Services	1,262,098	0.8%
Computers	18,877,415	11.1%
Distribution/Wholesale	651,327	0.4%
Electronics	403,870	0.2%
Environmental Control	210,525	0.1%
Food	439,523	0.3%
Healthcare - Products	1,029,266	0.6%
Internet	13,618,178	8.2%
Lodging	400,600	0.2%
Media	4,050,203	2.4%
Mining	140,233	0.1%
Pharmaceuticals	2,957,454	1.8%
Retail	4,515,832	2.7%
Semiconductors	8,822,510	5.3%
Software	16,326,941	9.8%
Telecommunications	7,261,480	4.4%
Toys/Games/Hobbies	331,531	0.2%
Transportation	527,873	0.3%
Other**	78,079,739	46.9%
Total	$166,816,346	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $34,278,128	$34,278,000	$34,278,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,278,000)		34,278,000

TOTAL INVESTMENT SECURITIES (Cost $34,278,000) — 101.4%		34,278,000
Net other assets (liabilities) — (1.4)%		(457,146)

NET ASSETS — 100.0%		$33,820,854

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $10,607,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$38,025,869	$(214,213)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	29,542,151	(165,953)
		$(380,166)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (53.2%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	84,272	$2,245,849
AngloGold Ashanti, Ltd.ADR (Mining)	16,488	566,857
Baidu, Inc.ADR* (Internet)	5,954	790,096
Banco Santander Brasil S.A.ADR (Banks)	24,274	195,891
BRF-Brazil Foods S.A.ADR (Food)	29,312	540,220
Cemex S.A.B. de C.V.ADR* (Building Materials)	45,800	331,134
China Life Insurance Co., Ltd.ADR* (Insurance)	21,526	860,179
China Mobile, Ltd.ADR (Telecommunications)	45,800	2,534,572
China Petroleum and Chemical Corp.ADR (Oil & Gas)	7,328	772,884
China Telecom Corp., Ltd.ADR* (Telecommunications)	5,954	318,658
China Unicom, Ltd.ADR (Telecommunications)	20,610	358,202
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	16,946	524,987
CNOOC, Ltd.ADR (Oil & Gas)	6,412	1,357,100
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	10,534	368,690
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	34,350	306,402
Compania de Minas Buenaventura S.A.ADR (Mining)	6,870	283,525
Ecopetrol S.A.ADR (Oil & Gas)	9,160	592,652
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,580	250,160
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	8,244	669,907
Gold Fields, Ltd.ADR (Mining)	31,602	406,718
Grupo Televisa S.A.ADR (Media)	24,274	533,300
HDFC Bank, Ltd.ADR (Banks)	24,732	848,555
ICICI Bank, Ltd.ADR (Banks)	18,320	620,865
Infosys Technologies, Ltd.ADR (Computers)	21,068	997,570
KB Financial Group, Inc.ADR (Diversified Financial Services)	15,572	528,358
Korea Electric Power Corp.ADR* (Electric)	22,900	217,550
Mobile TeleSystemsADR (Telecommunications)	22,442	438,965
PetroChina Co., Ltd.ADR (Oil & Gas)	9,160	1,363,191
Petroleo Brasileiro S.A.ADR (Oil & Gas)	71,906	1,692,667
Philippine Long Distance Telephone Co.ADR (Telecommunications)	3,664	222,478
POSCOADR (Iron/Steel)	11,908	991,341
PT Telekomunikasi IndonesiaADR (Telecommunications)	10,534	381,436
Sasol, Ltd.ADR (Oil & Gas)	21,526	1,020,978
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	9,618	668,836
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,664	213,575
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	212,512	3,310,937
Tata Motors, Ltd.ADR (Auto Manufacturers)	15,114	449,641
Tim Participacoes S.A.ADR (Telecommunications)	7,786	233,035
Ultrapar Participacoes S.A.ADR (Chemicals)	17,862	404,396
United Microelectronics Corp.ADR (Semiconductors)	113,126	303,178
Vale S.A.ADR (Mining)	56,792	1,260,782

TOTAL COMMON STOCKS (Cost $26,064,493)		30,976,317

Preferred Stocks (16.7%)
Banco Bradesco S.A.ADR (Banks)	83,814	1,343,538
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	5,496	258,477
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	34,808	1,461,240
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	16,946	418,058
Gerdau S.A.ADR (Iron/Steel)	38,930	365,553
Itau Unibanco Holding S.A.ADR (Banks)	97,554	1,530,622
Petroleo Brasileiro S.A.ADR (Oil & Gas)	92,974	2,060,304
Telefonica Brasil S.A.ADR (Telecommunications)	12,824	365,099
Vale S.A.ADR (Mining)	88,852	1,921,869

TOTAL PREFERRED STOCKS (Cost $8,807,226)		9,724,760

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.5%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $14,854,055	$14,854,000	$14,854,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,854,000)		14,854,000

TOTAL INVESTMENT SECURITIES (Cost $49,725,719) — 95.4%		55,555,077
Net other assets (liabilities) — 4.6%		2,661,845

NET ASSETS — 100.0%		$58,216,922

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $13,267,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$46,295,186	$(242,008)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	29,340,820	(173,581)
		$(415,589)

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$449,641	0.8%
Banks	4,539,471	7.8%
Beverages	2,499,837	4.3%
Building Materials	331,134	0.6%
Chemicals	617,971	1.1%
Computers	997,570	1.7%
Diversified Financial Services	1,197,194	2.1%
Electric	885,768	1.5%
Food	798,697	1.4%
Insurance	860,179	1.5%
Internet	790,096	1.4%
Iron/Steel	1,663,296	2.9%
Media	533,300	0.9%
Mining	4,439,751	7.6%
Oil & Gas	8,859,776	15.0%
Semiconductors	3,614,115	6.2%
Telecommunications	7,623,281	13.1%
Other**	17,515,845	30.1%
Total	$58,216,922	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2012:

	Value	% of Net Assets
Brazil	$14,726,843	25.2%
Chile	463,735	0.8%
China	8,354,882	14.2%
Colombia	592,652	1.0%
India	2,916,631	5.1%
Indonesia	381,436	0.7%
Mexico	3,780,190	6.5%
Peru	283,525	0.5%
Philippines	222,478	0.4%
South Korea	2,406,085	4.1%
Russia	438,965	0.8%
South Africa	1,994,553	3.5%
Taiwan	4,139,102	7.1%
Other**	17,515,845	30.1%
Total	$58,216,922	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (42.5%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	19,565	$521,407
Banco De ChileADR (Banks)	3,367	315,219
Banco Santander Brasil S.A.ADR (Banks)	35,035	282,733
Banco Santander Chile S.A.ADR (Banks)	2,639	215,897
BRF-Brazil Foods S.A.ADR (Food)	37,947	699,363
Cemex S.A.B. de C.V.ADR* (Building Materials)	20,384	147,376
Centrais Eletricas Brasileiras S.A.ADR (Electric)	13,468	114,747
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	12,012	420,420
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	3,276	259,328
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	32,578	290,596
Compania de Minas Buenaventura S.A.ADR (Mining)	8,281	341,757
Ecopetrol S.A.ADR (Oil & Gas)	10,192	659,422
Embraer S.A.ADR (Aerospace/Defense)	6,188	214,352
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	5,278	288,284
Enersis S.A.ADR (Electric)	12,467	252,706
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	7,371	598,968
Grupo Televisa S.A.ADR (Media)	20,111	441,839
Lan Airlines S.A.ADR (Airlines)	10,738	302,704
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,581	837,577
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,823	281,133
Tim Participacoes S.A.ADR (Telecommunications)	7,553	226,061
Ultrapar Participacoes S.A.ADR (Chemicals)	23,569	533,602
Vale S.A.ADR (Mining)	37,219	826,262

TOTAL COMMON STOCKS (Cost $5,763,298)		9,071,752

Preferred Stocks (31.4%)
Banco Bradesco S.A.ADR (Banks)	34,489	552,859
Bancolombia S.A.ADR (Banks)	5,642	382,697
Centrais Eletricas Brasileiras S.A. - Class BADR (Electric)	10,647	127,232
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	8,372	393,735
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	27,755	1,165,155
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	17,563	433,279
Companhia Paranaense de Energia-CopelADR (Electric)	5,915	148,171
Gerdau S.A.ADR (Iron/Steel)	36,764	345,214
Itau Unibanco Holding S.A.ADR (Banks)	34,307	538,277
Petroleo Brasileiro S.A.ADR (Oil & Gas)	45,864	1,016,346
Telefonica Brasil S.A.ADR (Telecommunications)	11,921	339,391
Vale S.A.ADR (Mining)	57,603	1,245,953

TOTAL PREFERRED STOCKS (Cost $3,866,559)		6,688,309

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $5,285,020	$5,285,000	5,285,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,285,000)		5,285,000

TOTAL INVESTMENT SECURITIES (Cost $14,914,857) — 98.7%		21,045,061
Net other assets (liabilities) — 1.3%		275,160

NET ASSETS — 100.0%		$21,320,221

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $5,285,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$7,488,412	$(46,432)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	19,412,952	(127,074)
		$(173,506)

UltraLatin America ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$214,352	1.0%
Airlines	302,704	1.4%
Banks	2,287,682	10.7%
Beverages	2,184,543	10.2%
Building Materials	147,376	0.7%
Chemicals	814,735	3.8%
Electric	1,364,418	6.4%
Food	1,093,098	5.1%

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Iron/Steel	$635,810	3.0%
Media	441,839	2.1%
Mining	2,413,972	11.3%
Oil & Gas	2,513,345	11.8%
Telecommunications	1,086,859	5.1%
Water	259,328	1.2%
Other**	5,560,160	26.1%
Total	$21,320,221	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2012:

	Value	% of Net Assets
Brazil	$11,010,652	51.7%
Chile	1,655,943	7.7%
Colombia	1,042,119	4.9%
Mexico	1,709,590	8.0%
Peru	341,757	1.6%
Other**	5,560,160	26.1%
Total	$21,320,221	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (75.2%)
51job, Inc.ADR* (Commercial Services)	1,804	$109,539
Aluminum Corp. of China, Ltd.ADR* (Mining)	15,662	188,414
AutoNavi Holdings, Ltd.ADR* (Software)	6,068	71,602
Baidu, Inc.ADR* (Internet)	4,428	587,596
Changyou.com, Ltd.ADR* (Software)	2,542	61,567
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	6,396	108,092
China Life Insurance Co., Ltd.ADR* (Insurance)	15,580	622,577
China Lodging Group, Ltd.ADR* (Lodging)	5,494	69,939
China Mobile, Ltd.ADR (Telecommunications)	20,254	1,120,856
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,412	570,804
China Southern Airlines Co., Ltd.ADR* (Airlines)	5,166	114,737
China Telecom Corp., Ltd.ADR* (Telecommunications)	6,970	373,034
China Unicom, Ltd.ADR (Telecommunications)	23,206	403,320
CNOOC, Ltd.ADR (Oil & Gas)	3,772	798,344
Ctrip.com International, Ltd.ADR* (Internet)	10,906	236,333
E-Commerce China Dangdang, Inc.ADR* (Internet)	11,808	94,346
E-House China Holdings, Ltd.ADR (Real Estate)	11,808	87,615
Focus Media Holding, Ltd.ADR (Advertising)	8,200	195,898
Giant Interactive Group, Inc.ADR (Internet)	20,172	108,122
Guangshen Railway Co., Ltd.ADR* (Transportation)	5,248	98,557
Home Inns & Hotels Management, Inc.ADR* (Lodging)	3,854	91,571
Huaneng Power International, Inc.ADR* (Electric)	7,872	187,118
iSoftStone Holding, Ltd.ADR* (Commercial Services)	8,692	69,362
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	36,080	46,904
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	16,400	52,152
Melco Crown Entertainment, Ltd.ADR* (Lodging)	16,646	258,346
Mindray Medical International, Ltd.ADR (Healthcare - Products)	7,462	244,455
Netease.com, Inc.ADR* (Internet)	5,412	326,452
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	9,758	260,831
Perfect World Co., Ltd.ADR (Internet)	7,626	93,114
PetroChina Co., Ltd.ADR (Oil & Gas)	5,412	805,414
Renren, Inc.ADR* (Internet)	21,812	133,053
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	51,250	124,538
Shanda Games, Ltd.ADR (Software)	17,630	93,439
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,362	116,090
Spreadtrum Communications, Inc.ADR (Electronics)	7,216	99,581
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	27,470	69,224
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	13,694	99,418
VanceInfo Technologies, Inc.ADR* (Computers)	7,954	103,004
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	9,922	142,678
Yanzhou Coal Mining Co., Ltd.ADR* (Coal)	13,366	283,092
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	22,140	80,590
Youku.com, Inc.ADR* (Internet)	7,298	175,444

TOTAL COMMON STOCKS (Cost $7,073,816)		9,977,162

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.5%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,522,013	$3,522,000	$3,522,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,522,000)		3,522,000

TOTAL INVESTMENT SECURITIES (Cost $10,595,816) — 101.7%		13,499,162
Net other assets (liabilities) — (1.7)%		(220,174)

NET ASSETS — 100.0%		$13,278,988

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,594,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$10,578,055	$(67,296)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	5,998,558	(36,610)
		$(103,906)

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$195,898	1.5%
Airlines	222,829	1.7%
Biotechnology	142,678	1.1%
Chemicals	116,090	0.9%
Coal	283,092	2.1%
Commercial Services	439,732	3.3%
Computers	103,004	0.8%
Electric	187,118	1.4%
Electrical Components & Equipment	149,814	1.1%
Electronics	99,581	0.7%
Energy - Alternate Sources	198,474	1.5%
Healthcare - Products	244,455	1.8%
Insurance	622,577	4.7%
Internet	1,754,460	13.2%
Lodging	419,856	3.2%
Mining	188,414	1.4%
Oil & Gas	2,174,562	16.4%
Real Estate	87,615	0.7%
Semiconductors	124,538	0.9%
Software	226,608	1.7%
Telecommunications	1,897,210	14.4%
Transportation	98,557	0.7%
Other**	3,301,826	24.8%
Total	$13,278,988	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2012:

	Value	% of Net Assets
China	$9,594,278	72.3%
Hong Kong	382,884	2.9%
Other**	3,301,826	24.8%
Total	$13,278,988	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $13,824,051	$13,824,000	$13,824,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,824,000)		13,824,000

TOTAL INVESTMENT SECURITIES (Cost $13,824,000) — 93.8%		13,824,000
Net other assets (liabilities) — 6.2%		921,071

NET ASSETS — 100.0%		$14,745,071

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $370,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 6/8/12 (Underlying notional amount at value $26,521,275)	561	$(372,504)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$3,023,876	$(29,115)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $34,273,128	$34,273,000	$34,273,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,273,000)		34,273,000

TOTAL INVESTMENT SECURITIES (Cost $34,273,000) — 99.4%		34,273,000
Net other assets (liabilities) — 0.6%		220,243

NET ASSETS — 100.0%		$34,493,243

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $5,019,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $6,338,150)	91	$(209,688)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(11,385,982)	$43,856
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(16,784,700)	64,960
		$108,816

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (59.7%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $8,209,031	$8,209,000	$8,209,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,209,000)		8,209,000

TOTAL INVESTMENT SECURITIES (Cost $8,209,000) — 59.7%		8,209,000
Net other assets (liabilities) — 40.3%		5,548,270

NET ASSETS — 100.0%		$13,757,270

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,054,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $1,871,970)	23	$25,762

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(7,021,352)	$43,923
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,753,328)	22,520
		$66,443

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.0%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $15,888,059	$15,888,000	$15,888,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,888,000)		15,888,000

TOTAL INVESTMENT SECURITIES (Cost $15,888,000) — 94.0%		15,888,000
Net other assets (liabilities) — 6.0%		1,022,042

NET ASSETS — 100.0%		$16,910,042

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,621,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $2,500,790)	46	$17,344

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(5,644,458)	$29,761
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(8,762,543)	56,118
		$85,879

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (265.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $66,280,247	$66,280,000	$66,280,000

TOTAL REPURCHASE AGREEMENTS (Cost $66,280,000)		66,280,000

TOTAL INVESTMENT SECURITIES (Cost $66,280,000) — 265.8%		66,280,000
Net other assets (liabilities) — (165.8)%		(41,343,355)

NET ASSETS — 100.0%		$24,936,645

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $19,314,000.

(b)           The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $5,572,000)	80	$23,539

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(22,747,518)	$239,455
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(21,543,452)	220,056
		$459,511

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (121.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $2,795,010	$2,795,000	$2,795,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,795,000)		2,795,000

TOTAL INVESTMENT SECURITIES (Cost $2,795,000) — 121.8%		2,795,000
Net other assets (liabilities) — (21.8)%		(500,657)

NET ASSETS — 100.0%		$2,294,343

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,072,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $494,250)	5	$(13,609)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(2,573,765)	$20,966
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,525,835)	20,550
		$41,516

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (128.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $24,646,092	$24,646,000	$24,646,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,646,000)		24,646,000

TOTAL INVESTMENT SECURITIES (Cost $24,646,000) — 128.4%		24,646,000
Net other assets (liabilities) — (28.4)%		(5,455,007)

NET ASSETS — 100.0%		$19,190,993

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $6,767,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $5,127,570)	63	$(104,671)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(19,200,206)	$263,291
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(13,898,095)	196,492
		$459,783

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (147.1%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $6,834,025	$6,834,000	$6,834,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,834,000)		6,834,000

TOTAL INVESTMENT SECURITIES (Cost $6,834,000) — 147.1%		6,834,000
Net other assets (liabilities) — (47.1)%		(2,188,888)

NET ASSETS — 100.0%		$4,645,112

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,696,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contracts expiring 6/18/12 (Underlying notional amount at value $1,052,480)	16	$(30,670)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(805,056)	$970
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(7,444,947)	12,424
		$13,394

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (115.3%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $15,328,057	$15,328,000	$15,328,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,328,000)		15,328,000

TOTAL INVESTMENT SECURITIES (Cost $15,328,000) — 115.3%		15,328,000
Net other assets (liabilities) — (15.3)%		(2,035,606)

NET ASSETS — 100.0%		$13,292,394

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,529,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $2,446,425)	45	$(103,224)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(21,315,308)	$162,362
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,808,713)	17,988
		$180,350

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $23,327,087	$23,327,000	$23,327,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,327,000)		23,327,000

TOTAL INVESTMENT SECURITIES (Cost $23,327,000) — 100.7%		23,327,000
Net other assets (liabilities) — (0.7)%		(154,566)

NET ASSETS — 100.0%		$23,172,434

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $8,137,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(29,401,657)	$161,982
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(16,992,263)	93,887
		$255,869

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (173.2%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $11,769,044	$11,769,000	$11,769,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,769,000)		11,769,000

TOTAL INVESTMENT SECURITIES (Cost $11,769,000) — 173.2%		11,769,000
Net other assets (liabilities) — (73.2)%		(4,972,584)

NET ASSETS — 100.0%		$6,796,416

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $4,129,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(6,588,445)	$54,645
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(7,030,616)	81,337
		$135,982

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (78.9%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,730,014	$3,730,000	$3,730,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,730,000)		3,730,000

TOTAL INVESTMENT SECURITIES (Cost $3,730,000) — 78.9%		3,730,000
Net other assets (liabilities) — 21.1%		998,858

NET ASSETS — 100.0%		$4,728,858

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,221,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(5,859,933)	$24,095
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,638,447)	23,542
		$47,637

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.3%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,285,012	$3,285,000	$3,285,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,285,000)		3,285,000

TOTAL INVESTMENT SECURITIES (Cost $3,285,000) — 93.3%		3,285,000
Net other assets (liabilities) — 6.7%		237,541

NET ASSETS — 100.0%		$3,522,541

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,415,000.

(a)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(2,858,757)	$14,139
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,190,466)	25,066
		$39,205

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.2%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $1,504,006	$1,504,000	$1,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,504,000)		1,504,000

TOTAL INVESTMENT SECURITIES (Cost $1,504,000) — 93.2%		1,504,000
Net other assets (liabilities) — 6.8%		109,388

NET ASSETS — 100.0%		$1,613,388

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $80,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contracts expiring 6/8/12 (Underlying notional amount at value $2,931,050)	62	$181,502

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(293,941)	$2,990

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (62.6%)
Associated Banc-Corp. (Banks)	2,296	$30,606
Astoria Financial Corp. (Savings & Loans)	1,148	11,124
BancorpSouth, Inc. (Banks)	984	13,254
Bank of America Corp. (Banks)	133,168	1,079,992
Bank of Hawaii Corp. (Banks)	656	32,072
BB&T Corp. (Banks)	9,184	294,255
BOK Financial Corp. (Banks)	328	18,706
CapitalSource, Inc. (Banks)	3,608	23,272
Capitol Federal Financial, Inc. (Savings & Loans)	2,296	27,116
Cathay Bancorp, Inc. (Banks)	984	16,944
Citigroup, Inc. (Banks)	38,212	1,262,524
City National Corp. (Banks)	656	34,939
Comerica, Inc. (Banks)	2,624	84,020
Commerce Bancshares, Inc. (Banks)	984	39,458
Cullen/Frost Bankers, Inc. (Banks)	820	48,347
East West Bancorp, Inc. (Banks)	1,968	44,811
F.N.B. Corp. (Banks)	1,804	20,475
Fifth Third Bancorp (Banks)	12,136	172,695
First Financial Bankshares, Inc. (Banks)	492	16,649
First Horizon National Corp. (Banks)	3,444	31,620
First Midwest Bancorp, Inc. (Banks)	984	10,480
First Niagara Financial Group, Inc. (Savings & Loans)	3,936	35,188
First Republic Bank* (Banks)	984	32,502
FirstMerit Corp. (Banks)	1,476	24,797
Fulton Financial Corp. (Banks)	2,624	27,526
Glacier Bancorp, Inc. (Banks)	984	14,662
Hancock Holding Co. (Banks)	984	31,665
Hudson City Bancorp, Inc. (Savings & Loans)	6,396	45,156
Huntington Bancshares, Inc. (Banks)	11,316	75,704
IBERIABANK Corp. (Banks)	328	16,751
International Bancshares Corp. (Banks)	820	16,179
J.P. Morgan Chase & Co. (Banks)	50,184	2,156,908
KeyCorp (Banks)	12,628	101,529
M&T Bank Corp. (Banks)	1,640	141,483
MB Financial, Inc. (Banks)	656	13,560
National Penn Bancshares, Inc. (Banks)	1,640	15,121
New York Community Bancorp (Savings & Loans)	5,740	77,433
Old National Bancorp (Banks)	1,312	16,820
PacWest Bancorp (Banks)	492	11,719
Park National Corp. (Banks)	164	11,029
People’s United Financial, Inc. (Savings & Loans)	4,756	58,689
PNC Financial Services Group (Banks)	6,888	456,812
Popular, Inc.* (Banks)	13,448	23,937
PrivateBancorp, Inc. (Banks)	820	12,899
Prosperity Bancshares, Inc. (Banks)	656	30,602
Provident Financial Services, Inc. (Savings & Loans)	820	12,054
Regions Financial Corp. (Banks)	18,532	124,906
Signature Bank* (Banks)	656	43,093
SunTrust Banks, Inc. (Banks)	7,052	171,223
Susquehanna Bancshares, Inc. (Banks)	2,460	25,510
SVB Financial Group* (Banks)	492	31,532
Synovus Financial Corp. (Banks)	9,676	20,320
TCF Financial Corp. (Banks)	1,968	22,573
TFS Financial Corp.* (Savings & Loans)	1,148	11,285
Trustmark Corp. (Banks)	820	20,869
U.S. Bancorp (Banks)	25,256	812,486
UMB Financial Corp. (Banks)	492	23,641
Umpqua Holdings Corp. (Banks)	1,476	19,542
United Bankshares, Inc. (Banks)	656	17,338
Valley National Bancorp (Banks)	2,460	30,996
Washington Federal, Inc. (Savings & Loans)	1,476	25,889
Webster Financial Corp. (Banks)	984	22,366
Wells Fargo & Co. (Banks)	65,764	2,198,490
Westamerica Bancorp (Banks)	328	15,045
Wintrust Financial Corp. (Banks)	492	17,776
Zions Bancorp (Banks)	2,460	50,159

TOTAL COMMON STOCKS (Cost $5,971,964)		10,479,123

	Principal Amount	Value
Repurchase Agreements(a)(b) (37.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $6,274,023	$6,274,000	$6,274,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,274,000)		6,274,000

TOTAL INVESTMENT SECURITIES (Cost $12,245,964) — 100.0%		16,753,123
Net other assets (liabilities) — NM		808

NET ASSETS — 100.0%		$16,753,931

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,081,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$6,165,140	$131,565
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	8,403,187	109,826
		$241,391

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Banks	$10,175,189	60.8%
Savings & Loans	303,934	1.8%
Other**	6,274,808	37.4%
Total	$16,753,931	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (62.6%)
AbitibiBowater, Inc.* (Forest Products & Paper)	1,632	$21,624
Air Products & Chemicals, Inc. (Chemicals)	4,488	383,679
Airgas, Inc. (Chemicals)	1,496	137,093
AK Steel Holding Corp. (Iron/Steel)	2,448	18,164
Albemarle Corp. (Chemicals)	1,972	128,772
Alcoa, Inc. (Mining)	23,936	232,897
Allegheny Technologies, Inc. (Iron/Steel)	2,380	102,197
Allied Nevada Gold Corp.* (Mining)	1,836	53,776
Alpha Natural Resources, Inc.* (Coal)	4,964	80,069
Arch Coal, Inc. (Coal)	4,828	47,121
Ashland, Inc. (Chemicals)	1,632	107,500
Avery Dennison Corp. (Household Products/Wares)	2,380	76,112
Cabot Corp. (Chemicals)	1,292	55,724
Calgon Carbon Corp.* (Environmental Control)	1,292	17,881
Carpenter Technology Corp. (Iron/Steel)	1,020	56,773
Celanese Corp. - Series A (Chemicals)	3,536	171,355
CF Industries Holdings, Inc. (Chemicals)	1,632	315,074
Chemtura Corp.* (Chemicals)	2,176	37,036
Cliffs Natural Resources, Inc. (Iron/Steel)	3,196	198,983
Coeur d’Alene Mines Corp.* (Mining)	2,040	43,962
Commercial Metals Co. (Metal Fabricate/Hardware)	2,584	38,191
Compass Minerals International, Inc. (Mining)	748	57,237
CONSOL Energy, Inc. (Coal)	5,100	169,524
Cytec Industries, Inc. (Chemicals)	1,088	69,164
Domtar Corp. (Forest Products & Paper)	816	71,384
E.I. du Pont de Nemours & Co. (Chemicals)	21,012	1,123,301
Eastman Chemical Co. (Chemicals)	2,924	157,808
FMC Corp. (Chemicals)	1,564	172,744
Freeport-McMoRan Copper & Gold, Inc. (Mining)	21,216	812,573
Fuller (H.B.) Co. (Chemicals)	1,088	35,795
Hecla Mining Co. (Mining)	6,256	26,776
Huntsman Corp. (Chemicals)	4,352	61,624
International Flavors & Fragrances, Inc. (Chemicals)	1,836	110,546
International Paper Co. (Forest Products & Paper)	9,112	303,521
Intrepid Potash, Inc.* (Chemicals)	1,156	28,727
Kaiser Aluminum Corp. (Mining)	408	21,449
LyondellBasell Industries N.V. - Class A (Chemicals)	7,616	318,196
Minerals Technologies, Inc. (Chemicals)	408	27,377
Molycorp, Inc.* (Mining)	1,360	36,802
NewMarket Corp. (Chemicals)	204	45,537
Newmont Mining Corp. (Mining)	11,016	524,912
Nucor Corp. (Iron/Steel)	6,392	250,630
Olin Corp. (Chemicals)	1,632	34,207
OM Group, Inc.* (Chemicals)	748	18,042
Patriot Coal Corp.* (Coal)	2,040	11,893
Peabody Energy Corp. (Coal)	6,120	190,393
Polypore International, Inc.* (Miscellaneous Manufacturing)	884	33,017
PPG Industries, Inc. (Chemicals)	3,468	364,972
Praxair, Inc. (Chemicals)	6,868	794,628
Reliance Steel & Aluminum Co. (Iron/Steel)	1,700	95,013
Rockwood Holdings, Inc.* (Chemicals)	1,564	86,552
Royal Gold, Inc. (Mining)	1,292	80,052
RPM, Inc. (Chemicals)	2,924	77,691
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	680	16,694
Schulman (A.), Inc. (Chemicals)	680	16,735
Sensient Technologies Corp. (Chemicals)	1,156	42,945
Sigma-Aldrich Corp. (Chemicals)	2,312	163,921
Solutia, Inc. (Chemicals)	2,720	77,085
Southern Copper Corp. (Mining)	3,876	127,443
Steel Dynamics, Inc. (Iron/Steel)	4,896	62,522
Stillwater Mining Co.* (Mining)	2,584	27,726
The Dow Chemical Co. (Chemicals)	26,452	896,194
The Mosaic Co. (Chemicals)	6,664	351,992
Titanium Metals Corp. (Mining)	1,836	27,118
United States Steel Corp. (Iron/Steel)	3,196	90,543
W.R. Grace & Co.* (Chemicals)	1,360	81,070
Walter Energy, Inc. (Coal)	1,428	94,691
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,224	21,836

TOTAL COMMON STOCKS (Cost $4,992,399)		10,634,585

	Principal Amount	Value
Repurchase Agreements(a)(b) (37.0%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $6,279,023	$6,279,000	$6,279,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,279,000)		6,279,000

TOTAL INVESTMENT SECURITIES (Cost $11,271,399) — 99.6%		16,913,585
Net other assets (liabilities) — 0.4%		64,661

NET ASSETS — 100.0%		$16,978,246

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,338,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$8,642,413	$167,180
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	6,166,004	117,776
		$284,956

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Chemicals	$6,493,086	38.2%
Coal	593,691	3.5%
Environmental Control	17,881	0.1%
Forest Products & Paper	396,529	2.3%
Household Products/Wares	76,112	0.4%
Iron/Steel	874,825	5.2%
Metal Fabricate/Hardware	76,721	0.5%
Mining	2,072,723	12.2%
Miscellaneous Manufacturing	33,017	0.2%
Other**	6,343,661	37.4%
Total	$16,978,246	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (52.6%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,515	$38,239
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,171	647,685
Amgen, Inc. (Biotechnology)	34,037	2,420,371
Amylin Pharmaceuticals, Inc.* (Biotechnology)	5,151	133,462
Biogen Idec, Inc.* (Biotechnology)	9,393	1,258,756
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,444	154,207
Celgene Corp.* (Biotechnology)	17,069	1,244,672
Charles River Laboratories International, Inc.* (Biotechnology)	1,919	68,182
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,323	98,216
Dendreon Corp.* (Biotechnology)	5,757	67,069
Gen-Probe, Inc.* (Healthcare - Products)	1,919	156,495
Gilead Sciences, Inc.* (Biotechnology)	29,088	1,512,867
Human Genome Sciences, Inc.* (Biotechnology)	8,989	132,228
Illumina, Inc.* (Biotechnology)	4,848	215,881
Incyte Corp.* (Biotechnology)	3,838	87,046
InterMune, Inc.* (Biotechnology)	2,525	26,361
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,636	29,088
Life Technologies Corp.* (Biotechnology)	6,868	318,401
Myriad Genetics, Inc.* (Biotechnology)	3,333	86,691
Nektar Therapeutics* (Pharmaceuticals)	4,444	33,863
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,424	110,316
PDL BioPharma, Inc. (Biotechnology)	5,454	34,306
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,828	382,515
Seattle Genetics, Inc.* (Biotechnology)	3,939	77,874
Techne Corp. (Healthcare - Products)	1,414	94,653
United Therapeutics Corp.* (Biotechnology)	2,020	88,375
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,080	310,918

TOTAL COMMON STOCKS (Cost $5,468,393)		9,828,737

	Principal Amount	Value
Repurchase Agreements(a)(b) (42.5%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $7,934,030	$7,934,000	$7,934,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,934,000)		7,934,000

TOTAL INVESTMENT SECURITIES (Cost $13,402,393) — 95.1%		17,762,737
Net other assets (liabilities) — 4.9%		921,979

NET ASSETS — 100.0%		$18,684,716

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,079,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$10,201,976	$190,318
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	7,982,377	136,308
		$326,626

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Biotechnology	$9,250,115	49.5%
Healthcare - Products	251,148	1.3%
Pharmaceuticals	327,474	1.8%
Other**	8,855,979	47.4%
Total	$18,684,716	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (50.3%)
Activision Blizzard, Inc. (Software)	559	$7,194
Altria Group, Inc. (Agriculture)	2,730	87,933
Archer-Daniels-Midland Co. (Agriculture)	819	25,250
Avon Products, Inc. (Cosmetics/Personal Care)	572	12,355
Beam, Inc. (Beverages)	208	11,810
BorgWarner, Inc.* (Auto Parts & Equipment)	143	11,303
Briggs & Stratton Corp. (Machinery - Diversified)	65	1,177
Brown-Forman Corp. (Beverages)	143	12,348
Brunswick Corp. (Leisure Time)	117	3,076
Bunge, Ltd. (Agriculture)	195	12,577
Campbell Soup Co. (Food)	260	8,796
Carter’s, Inc.* (Apparel)	65	3,530
Church & Dwight, Inc. (Household Products/Wares)	195	9,906
Clorox Co. (Household Products/Wares)	182	12,758
Coach, Inc. (Apparel)	390	28,532
Coca-Cola Co. (Beverages)	2,795	213,314
Coca-Cola Enterprises, Inc. (Beverages)	403	12,138
Colgate-Palmolive Co. (Cosmetics/Personal Care)	598	59,166
ConAgra Foods, Inc. (Food)	559	14,433
Constellation Brands, Inc.* (Beverages)	234	5,054
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	78	1,166
Corn Products International, Inc. (Food)	104	5,934
Crocs, Inc.* (Apparel)	117	2,363
D.R. Horton, Inc. (Home Builders)	377	6,164
Dana Holding Corp. (Auto Parts & Equipment)	195	2,851
Darling International, Inc.* (Environmental Control)	156	2,555
Dean Foods Co.* (Food)	247	3,033
Deckers Outdoor Corp.* (Apparel)	52	2,653
Diamond Foods, Inc. (Food)	26	543
Dr. Pepper Snapple Group, Inc. (Beverages)	286	11,606
Electronic Arts, Inc.* (Software)	442	6,798
Energizer Holdings, Inc.* (Electrical Components & Equipment)	91	6,491
Flowers Foods, Inc. (Food)	182	3,904
Ford Motor Co. (Auto Manufacturers)	4,979	56,163
Fossil, Inc.* (Distribution/Wholesale)	65	8,494
Fresh Del Monte Produce, Inc. (Food)	52	1,205
General Mills, Inc. (Food)	806	31,345
General Motors Co.* (Auto Manufacturers)	767	17,641
Gentex Corp. (Electronics)	195	4,284
Genuine Parts Co. (Distribution/Wholesale)	208	13,474
Green Mountain Coffee Roasters, Inc.* (Beverages)	169	8,239
Hanesbrands, Inc.* (Apparel)	130	3,669
Harley-Davidson, Inc. (Leisure Time)	312	16,327
Harman International Industries, Inc. (Home Furnishings)	91	4,512
Hasbro, Inc. (Toys/Games/Hobbies)	156	5,731
Heinz (H.J.) Co. (Food)	429	22,870
Herbalife, Ltd. (Pharmaceuticals)	156	10,970
Herman Miller, Inc. (Office Furnishings)	78	1,523
HNI Corp. (Office Furnishings)	52	1,254
Hormel Foods Corp. (Food)	195	5,667
Iconix Brand Group, Inc.* (Apparel)	104	1,595
Jarden Corp. (Household Products/Wares)	104	4,361
Johnson Controls, Inc. (Auto Parts & Equipment)	910	29,093
Kellogg Co. (Food)	325	16,435
Kimberly-Clark Corp. (Household Products/Wares)	520	40,804
Kraft Foods, Inc. (Food)	2,353	93,814
Lancaster Colony Corp. (Food)	26	1,695
Lear Corp. (Auto Parts & Equipment)	143	5,935
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	182	3,962
Lennar Corp. - Class A (Home Builders)	208	5,770
LKQ Corp.* (Distribution/Wholesale)	195	6,523
Lorillard, Inc. (Agriculture)	182	24,623
M.D.C. Holdings, Inc. (Home Builders)	52	1,462
Mattel, Inc. (Toys/Games/Hobbies)	455	15,288
McCormick & Co., Inc. (Food)	156	8,722
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	273	23,358
Michael Kors Holdings, Ltd.* (Retail)	52	2,375
Mohawk Industries, Inc.* (Textiles)	78	5,228
Molson Coors Brewing Co. - Class B (Beverages)	208	8,649
Monsanto Co. (Chemicals)	715	54,469
Monster Beverage Corp.* (Beverages)	208	13,512
Newell Rubbermaid, Inc. (Housewares)	390	7,098
NIKE, Inc. - Class B (Apparel)	507	56,718
Nu Skin Enterprises, Inc. (Retail)	78	4,157
NVR, Inc.* (Home Builders)	13	10,191
PepsiCo, Inc. (Beverages)	2,093	138,138
Philip Morris International, Inc. (Agriculture)	2,301	205,963
Polaris Industries, Inc. (Leisure Time)	91	7,229
Pool Corp. (Distribution/Wholesale)	65	2,399
Post Holdings, Inc.* (Food)	39	1,160
Procter & Gamble Co. (Cosmetics/Personal Care)	3,666	233,304
PulteGroup, Inc.* (Home Builders)	455	4,477
PVH Corp. (Retail)	78	6,926
Ralcorp Holdings, Inc.* (Food)	78	5,679
Ralph Lauren Corp. (Apparel)	78	13,437
Reynolds American, Inc. (Agriculture)	455	18,578
Sara Lee Corp. (Food)	780	17,191
Smithfield Foods, Inc.* (Food)	195	4,087
Snap-on, Inc. (Hand/Machine Tools)	78	4,878
Stanley Black & Decker, Inc. (Hand/Machine Tools)	221	16,168
Steven Madden, Ltd.* (Apparel)	52	2,247

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	117	$1,650
Tempur-Pedic International, Inc.* (Home Furnishings)	91	5,354
Tenneco, Inc.* (Auto Parts & Equipment)	78	2,405
Tesla Motors, Inc.* (Auto Manufacturers)	78	2,584
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	312	20,389
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	325	3,569
The Hain Celestial Group, Inc.* (Food)	52	2,460
The Hershey Co. (Food)	208	13,938
The JM Smucker Co. - Class A (Food)	156	12,422
The Jones Group, Inc. (Apparel)	104	1,167
The Middleby Corp.* (Machinery - Diversified)	26	2,638
The Ryland Group, Inc. (Home Builders)	65	1,463
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	52	2,725
The Warnaco Group, Inc.* (Apparel)	52	2,754
Thor Industries, Inc. (Home Builders)	65	2,199
TiVo, Inc.* (Home Furnishings)	156	1,683
Toll Brothers, Inc.* (Home Builders)	195	4,953
Tootsie Roll Industries, Inc. (Food)	39	929
TreeHouse Foods, Inc.* (Food)	52	2,991
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	143	6,537
Tupperware Corp. (Household Products/Wares)	78	4,859
Tyson Foods, Inc. - Class A (Food)	403	7,355
Under Armour, Inc. - Class A* (Apparel)	52	5,092
Universal Corp. (Agriculture)	26	1,192
V.F. Corp. (Apparel)	117	17,790
Visteon Corp.* (Auto Parts & Equipment)	65	3,261
WABCO Holdings, Inc.* (Auto Parts & Equipment)	91	5,736
WD-40 Co. (Household Products/Wares)	26	1,172
Whirlpool Corp. (Home Furnishings)	104	6,658
Wolverine World Wide, Inc. (Apparel)	65	2,727

TOTAL COMMON STOCKS (Cost $1,597,921)		2,100,429

	Principal Amount	Value
Repurchase Agreements(a)(b) (46.9%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $1,956,007	$1,956,000	$1,956,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,956,000)		1,956,000

TOTAL INVESTMENT SECURITIES (Cost $3,553,921) — 97.2%		4,056,429
Net other assets (liabilities) — 2.8%		117,260

NET ASSETS — 100.0%		$4,173,689

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $779,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$2,462,206	$5,170
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,668,550	23,066
		$28,236

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Agriculture	$376,116	9.0%
Apparel	144,274	3.5%
Auto Manufacturers	76,388	1.8%
Auto Parts & Equipment	71,856	1.7%
Beverages	434,808	10.4%
Chemicals	54,469	1.3%
Cosmetics/Personal Care	325,214	7.8%
Distribution/Wholesale	30,890	0.7%
Electrical Components & Equipment	6,491	0.2%
Electronics	4,284	0.1%
Environmental Control	2,555	0.1%
Food	286,608	6.9%
Hand/Machine Tools	21,046	0.5%
Home Builders	36,679	0.9%
Home Furnishings	18,207	0.4%
Household Products/Wares	76,585	1.8%
Housewares	7,098	0.2%
Leisure Time	26,632	0.6%
Machinery - Diversified	3,815	0.1%
Miscellaneous Manufacturing	3,962	0.1%
Office Furnishings	2,777	0.1%
Pharmaceuticals	34,328	0.8%
Retail	13,458	0.3%
Software	15,642	0.4%
Textiles	5,228	0.1%
Toys/Games/Hobbies	21,019	0.5%
Other**	2,073,260	49.7%
Total	$4,173,689	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (50.3%)
Aaron’s, Inc. (Commercial Services)	305	$8,287
Abercrombie & Fitch Co. - Class A (Retail)	366	18,362
Acxiom Corp.* (Software)	366	5,025
Advance Auto Parts, Inc. (Retail)	305	27,999
Aeropostale, Inc.* (Retail)	366	8,118
Alaska Air Group, Inc.* (Airlines)	366	12,371
Amazon.com, Inc.* (Internet)	1,525	353,647
AMC Networks, Inc. - Class A* (Media)	244	10,370
American Eagle Outfitters, Inc. (Retail)	854	15,381
AmerisourceBergen Corp. (Pharmaceuticals)	1,159	43,126
ANN, Inc.* (Retail)	244	6,756
Apollo Group, Inc. - Class A* (Commercial Services)	488	17,187
Arbitron, Inc. (Commercial Services)	122	4,642
Ascena Retail Group, Inc.* (Retail)	610	12,493
AutoNation, Inc.* (Retail)	122	4,219
AutoZone, Inc.* (Retail)	122	48,332
Avis Budget Group, Inc.* (Commercial Services)	488	6,422
Bally Technologies, Inc.* (Entertainment)	183	8,885
Bed Bath & Beyond, Inc.* (Retail)	1,037	72,994
Best Buy Co., Inc. (Retail)	1,220	26,925
Big Lots, Inc.* (Retail)	305	11,175
Bob Evans Farms, Inc. (Retail)	122	4,665
Brinker International, Inc. (Retail)	366	11,518
Cablevision Systems Corp. NY - Class A (Media)	976	14,464
Cardinal Health, Inc. (Pharmaceuticals)	1,525	64,462
Career Education Corp.* (Commercial Services)	244	1,740
CarMax, Inc.* (Retail)	976	30,129
Carnival Corp. - Class A (Leisure Time)	1,769	57,475
Casey’s General Stores, Inc. (Retail)	183	10,312
CBS Corp. - Class B (Media)	2,623	87,477
CEC Entertainment, Inc. (Retail)	61	2,331
Charter Communications, Inc. - Class A* (Media)	183	11,066
Chemed Corp. (Commercial Services)	61	3,681
Chico’s FAS, Inc. (Retail)	732	11,244
Chipotle Mexican Grill, Inc.* (Retail)	122	50,526
Choice Hotels International, Inc. (Lodging)	122	4,590
Cinemark Holdings, Inc. (Entertainment)	427	9,804
Collective Brands, Inc.* (Retail)	244	5,068
Comcast Corp. - Class A (Media)	9,089	275,669
Comcast Corp. - Special Class A (Media)	2,806	83,703
Copart, Inc.* (Retail)	488	12,888
Costco Wholesale Corp. (Retail)	1,891	166,729
Cracker Barrel Old Country Store, Inc. (Retail)	122	7,017
CTC Media, Inc. (Media)	244	2,643
CVS Caremark Corp. (Retail)	5,673	253,129
Darden Restaurants, Inc. (Retail)	549	27,494
Delta Air Lines, Inc.* (Airlines)	3,660	40,114
DeVry, Inc. (Commercial Services)	244	7,845
Dick’s Sporting Goods, Inc. (Retail)	427	21,606
Dillards, Inc. - Class A (Retail)	183	11,814
DIRECTV - Class A* (Media)	2,928	144,263
Discovery Communications, Inc. - Class A* (Media)	610	33,196
Discovery Communications, Inc. - Class C* (Media)	488	24,249
DISH Network Corp. - Class A (Media)	915	29,253
Dolby Laboratories, Inc. - Class A* (Electronics)	244	9,572
Dollar General Corp.* (Retail)	549	26,056
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	122	9,865
Dollar Tree, Inc.* (Retail)	549	55,811
Domino’s Pizza, Inc. (Retail)	244	9,226
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	305	5,493
Dun & Bradstreet Corp. (Software)	183	14,234
eBay, Inc.* (Internet)	4,819	197,820
Expedia, Inc. (Internet)	427	18,203
Express, Inc.* (Retail)	305	7,204
FactSet Research Systems, Inc. (Media)	183	19,189
Family Dollar Stores, Inc. (Retail)	488	32,964
Foot Locker, Inc. (Retail)	671	20,526
GameStop Corp. - Class A (Retail)	610	13,884
Gannett Co., Inc. (Media)	1,037	14,331
Gaylord Entertainment Co.* (Lodging)	183	5,761
Genesco, Inc.* (Retail)	122	9,150
GNC Holdings, Inc. - Class A (Retail)	305	11,913
Group 1 Automotive, Inc. (Retail)	122	7,061
GUESS?, Inc. (Retail)	305	8,930
H & R Block, Inc. (Commercial Services)	1,281	18,831
Harris Teeter Supermarkets, Inc. (Food)	183	6,949
Hertz Global Holdings, Inc.* (Commercial Services)	1,037	15,980
Hillenbrand, Inc. (Commercial Services)	244	5,109
HSN, Inc. (Retail)	183	7,082
Hyatt Hotels Corp. - Class A* (Lodging)	183	7,874
IHS, Inc. - Class A* (Computers)	183	18,496
International Game Technology (Entertainment)	1,281	19,958
International Speedway Corp. - Class A (Entertainment)	122	3,256
ITT Educational Services, Inc.* (Commercial Services)	122	8,054
J.C. Penney Co., Inc. (Retail)	671	24,196
Jack in the Box, Inc.* (Retail)	183	4,158
JetBlue Airways Corp.* (Airlines)	1,098	5,216
John Wiley & Sons, Inc. (Media)	244	11,026
Kohls Corp. (Retail)	1,037	51,985
Kroger Co. (Food)	2,318	53,940
Lamar Advertising Co. - Class A* (Advertising)	244	7,764
Las Vegas Sands Corp. (Lodging)	1,708	94,777

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Global, Inc. - Class A* (Media)	610	$30,384
Liberty Global, Inc. - Series C* (Media)	488	23,390
Liberty Media Corp. - Liberty Capital - Class A* (Media)	488	42,671
Liberty Media Holding Corp. - Interactive Series A* (Internet)	2,501	47,119
Life Time Fitness, Inc.* (Leisure Time)	183	8,520
Live Nation, Inc.* (Commercial Services)	732	6,632
Lowe’s Cos., Inc. (Retail)	5,490	172,770
Macy’s, Inc. (Retail)	1,830	75,067
Madison Square Garden, Inc. - Class A* (Entertainment)	244	8,777
Marriott International, Inc. - Class A (Lodging)	1,281	50,080
Marriott Vacations Worldwide Corp.* (Entertainment)	122	3,603
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	122	3,660
McDonald’s Corp. (Retail)	4,514	439,889
McGraw-Hill Cos., Inc. (Media)	1,281	62,987
McKesson Corp. (Pharmaceuticals)	1,098	100,368
Meredith Corp. (Media)	183	5,276
MGM Resorts International* (Lodging)	1,403	18,828
Morningstar, Inc. (Commercial Services)	122	7,042
Neilsen Holdings N.V.* (Media)	305	8,912
Netflix, Inc.* (Internet)	244	19,554
News Corp. - Class A (Media)	7,930	155,428
News Corp. - Class B (Media)	1,891	37,517
Nordstrom, Inc. (Retail)	732	40,890
O’Reilly Automotive, Inc.* (Retail)	549	57,898
Office Depot, Inc.* (Retail)	1,220	3,709
Omnicare, Inc. (Pharmaceuticals)	488	17,002
Omnicom Group, Inc. (Advertising)	1,220	62,598
OpenTable, Inc.* (Internet)	122	5,457
Orient-Express Hotels, Ltd. - Class A* (Lodging)	427	4,565
P.F. Chang’s China Bistro, Inc. (Retail)	122	4,842
Panera Bread Co. - Class A* (Retail)	122	19,266
Papa John’s International, Inc.* (Retail)	61	2,457
Penn National Gaming* (Entertainment)	305	13,719
PetSmart, Inc. (Retail)	488	28,431
Pier 1 Imports, Inc. (Retail)	488	8,384
Pinnacle Entertainment, Inc.* (Entertainment)	244	2,708
Priceline.com, Inc.* (Internet)	244	185,640
RadioShack Corp. (Retail)	427	2,212
Regal Entertainment Group - Class A (Entertainment)	366	4,981
Regis Corp. (Retail)	244	4,477
Rent-A-Center, Inc. (Commercial Services)	244	8,347
Rite Aid Corp.* (Retail)	2,623	3,803
Rollins, Inc. (Commercial Services)	305	6,481
Ross Stores, Inc. (Retail)	1,037	63,869
Royal Caribbean Cruises, Ltd. (Leisure Time)	610	16,696
Safeway, Inc. (Food)	1,464	29,763
Saks, Inc.* (Retail)	488	5,348
Sally Beauty Holdings, Inc.* (Retail)	610	16,226
Scholastic Corp. (Media)	122	3,727
Scientific Games Corp. - Class A* (Entertainment)	244	2,479
Scripps Networks Interactive - Class A (Media)	366	18,381
Sears Holdings Corp.* (Retail)	183	9,842
Service Corp. International (Commercial Services)	976	11,302
Shutterfly, Inc.* (Internet)	122	3,797
Signet Jewelers, Ltd. (Retail)	366	17,850
Six Flags Entertainment Corp. (Entertainment)	244	11,690
SkyWest, Inc. (Airlines)	244	2,194
Sotheby’s - Class A (Commercial Services)	305	11,993
Southwest Airlines Co. (Airlines)	3,416	28,284
Staples, Inc. (Retail)	3,050	46,970
Starbucks Corp. (Retail)	3,233	185,510
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	854	50,557
Strayer Education, Inc. (Commercial Services)	61	6,019
SuperValu, Inc. (Food)	915	5,435
Sysco Corp. (Food)	2,562	74,042
Target Corp. (Retail)	2,684	155,511
The Buckle, Inc. (Retail)	122	5,634
The Cato Corp. - Class A (Retail)	122	3,395
The Cheesecake Factory, Inc.* (Retail)	244	7,686
The Children’s Place Retail Stores, Inc.* (Retail)	122	5,610
The Gap, Inc. (Retail)	1,464	41,724
The Home Depot, Inc. (Retail)	6,710	347,511
The Interpublic Group of Cos., Inc. (Advertising)	2,013	23,774
The Limited, Inc. (Retail)	1,098	54,571
The Men’s Wearhouse, Inc. (Retail)	244	9,038
The New York Times Co. - Class A* (Media)	549	3,464
The Wendy’s Co. (Retail)	1,342	6,536
Tiffany & Co. (Retail)	549	37,585
Time Warner Cable, Inc. (Media)	1,403	112,871
Time Warner, Inc. (Media)	4,392	164,524
TJX Cos., Inc. (Retail)	3,294	137,393
Tractor Supply Co. (Retail)	305	30,015
TripAdvisor, Inc.* (Internet)	427	16,017
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	244	21,516
United Continental Holdings, Inc.* (Airlines)	1,464	32,091
United Natural Foods, Inc.* (Food)	183	9,020
Urban Outfitters, Inc.* (Retail)	488	14,132
US Airways Group, Inc.* (Airlines)	732	7,510
Vail Resorts, Inc. (Entertainment)	183	7,463
Valassis Communications, Inc.* (Commercial Services)	183	3,660
ValueClick, Inc.* (Internet)	366	7,752
VCA Antech, Inc.* (Pharmaceuticals)	366	8,660
Viacom, Inc. - Class B (Media)	2,135	99,043

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Retail)	7,625	$449,189
Walgreen Co. (Retail)	3,843	134,736
Walt Disney Co. (Media)	7,259	312,935
Washington Post Co. - Class B (Media)	61	23,068
WebMD Health Corp.* (Internet)	244	5,551
Weight Watchers International, Inc. (Commercial Services)	122	9,267
Whole Foods Market, Inc. (Food)	671	55,740
Williams-Sonoma, Inc. (Retail)	427	16,521
WMS Industries, Inc.* (Leisure Time)	244	5,980
Wyndham Worldwide Corp. (Lodging)	671	33,778
Wynn Resorts, Ltd. (Lodging)	366	48,824
YUM! Brands, Inc. (Retail)	2,013	146,405

TOTAL COMMON STOCKS (Cost $6,853,951)		8,160,739

	Principal Amount	Value
Repurchase Agreements(a)(b) (41.8%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $6,796,025	$6,796,000	$6,796,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,796,000)		6,796,000

TOTAL INVESTMENT SECURITIES (Cost $13,649,951) — 92.1%		14,956,739
Net other assets (liabilities) — 7.9%		1,284,563

NET ASSETS — 100.0%		$16,241,302

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,028,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$10,021,378	$228,731
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	6,264,095	97,525
		$326,256

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Advertising	$94,136	0.6%
Airlines	127,780	0.8%
Commercial Services	178,386	1.1%
Computers	18,496	0.1%
Electronics	9,572	0.1%
Entertainment	102,816	0.6%
Food	234,889	1.4%
Internet	860,557	5.3%
Leisure Time	88,671	0.5%
Lodging	319,634	2.0%
Media	1,865,477	11.5%
Miscellaneous Manufacturing	3,660	NM
Pharmaceuticals	233,618	1.4%
Retail	4,003,788	24.8%
Software	19,259	0.1%
Other**	8,080,563	49.7%
Total	$16,241,302	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (56.4%)
ACE, Ltd. (Insurance)	837	$63,587
Affiliated Managers Group, Inc.* (Diversified Financial Services)	93	10,567
AFLAC, Inc. (Insurance)	1,209	54,453
Alexandria Real Estate Equities, Inc. (REIT)	186	13,935
Allied World Assurance Co. Holdings, Ltd. (Insurance)	93	6,692
Allstate Corp. (Insurance)	1,209	40,296
American Campus Communities, Inc. (REIT)	186	8,268
American Capital Agency Corp. (REIT)	558	17,432
American Express Co. (Diversified Financial Services)	2,511	151,187
American Financial Group, Inc. (Insurance)	186	7,239
American International Group, Inc.* (Insurance)	1,116	37,977
American Tower Corp. (REIT)	930	60,989
Ameriprise Financial, Inc. (Diversified Financial Services)	558	30,249
Annaly Mortgage Management, Inc. (REIT)	2,418	39,462
Aon PLC (Insurance)	837	43,357
Apartment Investment and Management Co. - Class A (REIT)	279	7,575
Arch Capital Group, Ltd.* (Insurance)	372	14,612
Argo Group International Holdings, Ltd. (Insurance)	93	2,684
Arthur J. Gallagher & Co. (Insurance)	279	10,479
Aspen Insurance Holdings, Ltd. (Insurance)	186	5,268
Associated Banc-Corp. (Banks)	465	6,198
Assurant, Inc. (Insurance)	186	7,503
Assured Guaranty, Ltd. (Insurance)	372	5,275
Astoria Financial Corp. (Savings & Loans)	186	1,802
AvalonBay Communities, Inc. (REIT)	279	40,567
Axis Capital Holdings, Ltd. (Insurance)	279	9,492
BancorpSouth, Inc. (Banks)	186	2,505
Bank of America Corp. (Banks)	25,017	202,888
Bank of Hawaii Corp. (Banks)	93	4,547
Bank of New York Mellon Corp. (Banks)	2,976	70,382
BB&T Corp. (Banks)	1,674	53,635
Berkshire Hathaway, Inc. - Class B* (Insurance)	2,418	194,528
BioMed Realty Trust, Inc. (REIT)	372	7,373
BlackRock, Inc. (Diversified Financial Services)	279	53,451
BOK Financial Corp. (Banks)	93	5,304
Boston Properties, Inc. (REIT)	372	40,269
Brandywine Realty Trust (REIT)	372	4,412
BRE Properties, Inc. - Class A (REIT)	186	9,765
Brookfield Properties Corp. (Real Estate)	651	11,822
Brown & Brown, Inc. (Insurance)	279	7,525
Camden Property Trust (REIT)	186	12,587
Capital One Financial Corp. (Banks)	1,209	67,075
CapitalSource, Inc. (Banks)	651	4,199
Capitol Federal Financial, Inc. (Savings & Loans)	372	4,393
Cash America International, Inc. (Retail)	93	4,348
Cathay Bancorp, Inc. (Banks)	186	3,203
CBL & Associates Properties, Inc. (REIT)	372	6,930
CBOE Holdings, Inc. (Diversified Financial Services)	186	4,918
CBRE Group, Inc. - Class A* (Real Estate)	744	13,995
Chimera Investment Corp. (REIT)	2,511	7,257
Cincinnati Financial Corp. (Insurance)	372	13,251
CIT Group, Inc.* (Banks)	465	17,600
Citigroup, Inc. (Banks)	7,161	236,599
City National Corp. (Banks)	93	4,953
CME Group, Inc. (Diversified Financial Services)	186	49,443
CNO Financial Group, Inc.* (Insurance)	558	4,057
Colonial Properties Trust (REIT)	186	4,161
Comerica, Inc. (Banks)	465	14,889
Commerce Bancshares, Inc. (Banks)	186	7,459
CommonWealth REIT (REIT)	186	3,488
Corporate Office Properties Trust (REIT)	186	4,380
Cullen/Frost Bankers, Inc. (Banks)	186	10,967
DCT Industrial Trust, Inc. (REIT)	651	3,860
DDR Corp. (REIT)	558	8,258
Delphi Financial Group, Inc. - Class A (Insurance)	93	4,224
DiamondRock Hospitality Co. (REIT)	372	3,954
Digital Realty Trust, Inc. (REIT)	279	20,950
Discover Financial Services (Diversified Financial Services)	1,302	44,138
Douglas Emmett, Inc. (REIT)	279	6,484
Duke Realty Corp. (REIT)	651	9,641
DuPont Fabros Technology, Inc. (REIT)	186	5,050
E*TRADE Financial Corp.* (Diversified Financial Services)	651	6,920
East West Bancorp, Inc. (Banks)	372	8,470
EastGroup Properties, Inc. (REIT)	93	4,678
Eaton Vance Corp. (Diversified Financial Services)	279	7,338
Endurance Specialty Holdings, Ltd. (Insurance)	93	3,737
Entertainment Properties Trust (REIT)	93	4,463
Equifax, Inc. (Commercial Services)	279	12,784
Equity Lifestyle Properties, Inc. (REIT)	93	6,504
Equity Residential (REIT)	744	45,711
Erie Indemnity Co. - Class A (Insurance)	93	7,152
Essex Property Trust, Inc. (REIT)	93	14,691
Everest Re Group, Ltd. (Insurance)	93	9,216
Extra Space Storage, Inc. (REIT)	279	8,468
EZCORP, Inc. - Class A* (Retail)	93	2,491
F.N.B. Corp. (Banks)	372	4,222
Federal Realty Investment Trust (REIT)	186	18,723

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	279	$6,160
Fidelity National Title Group, Inc. - Class A (Insurance)	558	10,753
Fifth Third Bancorp (Banks)	2,232	31,761
First American Financial Corp. (Insurance)	279	4,673
First Financial Bankshares, Inc. (Banks)	93	3,147
First Horizon National Corp. (Banks)	652	5,983
First Midwest Bancorp, Inc. (Banks)	186	1,981
First Niagara Financial Group, Inc. (Savings & Loans)	744	6,651
First Republic Bank* (Banks)	186	6,144
FirstMerit Corp. (Banks)	279	4,687
Forest City Enterprises, Inc. - Class A* (Real Estate)	372	5,933
Franklin Resources, Inc. (Diversified Financial Services)	372	46,690
Franklin Street Properties Corp. (REIT)	186	1,873
Fulton Financial Corp. (Banks)	465	4,878
General Growth Properties, Inc. (REIT)	930	16,554
Genworth Financial, Inc. - Class A* (Insurance)	1,209	7,266
Glacier Bancorp, Inc. (Banks)	186	2,771
Greenhill & Co., Inc. (Diversified Financial Services)	93	3,613
Hancock Holding Co. (Banks)	186	5,985
Hanover Insurance Group, Inc. (Insurance)	93	3,753
Hartford Financial Services Group, Inc. (Insurance)	1,116	22,934
Hatteras Financial Corp. (REIT)	186	5,418
HCC Insurance Holdings, Inc. (Insurance)	279	8,917
HCP, Inc. (REIT)	1,023	42,403
Health Care REIT, Inc. (REIT)	558	31,616
Healthcare Realty Trust, Inc. (REIT)	186	3,995
Highwoods Properties, Inc. (REIT)	186	6,460
Home Properties, Inc. (REIT)	93	5,678
Horace Mann Educators Corp. (Insurance)	93	1,632
Hospitality Properties Trust (REIT)	279	7,695
Host Hotels & Resorts, Inc. (REIT)	1,767	29,403
Hudson City Bancorp, Inc. (Savings & Loans)	1,209	8,536
Huntington Bancshares, Inc. (Banks)	2,139	14,310
IBERIABANK Corp. (Banks)	93	4,750
IntercontinentalExchange, Inc.* (Diversified Financial Services)	186	24,745
International Bancshares Corp. (Banks)	186	3,670
Invesco Mortgage Capital, Inc. (REIT)	279	4,922
Invesco, Ltd. (Diversified Financial Services)	1,116	27,721
J.P. Morgan Chase & Co. (Banks)	9,393	403,711
Janus Capital Group, Inc. (Diversified Financial Services)	465	3,525
Jefferies Group, Inc. (Diversified Financial Services)	372	5,926
Jones Lang LaSalle, Inc. (Real Estate)	93	7,434
Kemper Corp. (Insurance)	93	2,789
KeyCorp (Banks)	2,325	18,693
Kilroy Realty Corp. (REIT)	186	8,826
Kimco Realty Corp. (REIT)	1,023	19,856
LaSalle Hotel Properties (REIT)	186	5,470
Legg Mason, Inc. (Diversified Financial Services)	279	7,274
Lexington Realty Trust (REIT)	372	3,311
Liberty Property Trust (REIT)	279	10,170
Lincoln National Corp. (Insurance)	744	18,429
Loews Corp. (Insurance)	837	34,426
M&T Bank Corp. (Banks)	279	24,069
Mack-Cali Realty Corp. (REIT)	186	5,342
Marsh & McLennan Cos., Inc. (Insurance)	1,302	43,552
MasterCard, Inc. - Class A (Commercial Services)	279	126,183
MB Financial, Inc. (Banks)	93	1,922
MBIA, Inc.* (Insurance)	372	3,750
Mercury General Corp. (Insurance)	93	4,203
MetLife, Inc. (Insurance)	2,046	73,717
MFA Financial, Inc. (REIT)	930	6,863
Mid-America Apartment Communities, Inc. (REIT)	93	6,331
Montpelier Re Holdings, Ltd. (Insurance)	186	3,817
Moody’s Corp. (Commercial Services)	465	19,042
Morgan Stanley Dean Witter & Co. (Banks)	3,255	56,246
MSCI, Inc. - Class A* (Software)	279	10,209
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	372	9,140
National Penn Bancshares, Inc. (Banks)	279	2,572
National Retail Properties, Inc. (REIT)	279	7,639
New York Community Bancorp (Savings & Loans)	1,116	15,055
Northern Trust Corp. (Banks)	558	26,555
NYSE Euronext (Diversified Financial Services)	651	16,763
Ocwen Financial Corp.* (Diversified Financial Services)	279	4,160
Old National Bancorp (Banks)	279	3,577
Old Republic International Corp. (Insurance)	651	6,477
OMEGA Healthcare Investors, Inc. (REIT)	279	5,973
PacWest Bancorp (Banks)	93	2,215
PartnerRe, Ltd. (Insurance)	186	12,949
People’s United Financial, Inc. (Savings & Loans)	930	11,476
Piedmont Office Realty Trust, Inc. - Class A (REIT)	465	8,249
Platinum Underwriters Holdings, Ltd. (Insurance)	93	3,406
Plum Creek Timber Co., Inc. (Forest Products & Paper)	372	15,639
PNC Financial Services Group (Banks)	1,302	86,349
Popular, Inc.* (Banks)	2,511	4,470
Post Properties, Inc. (REIT)	93	4,529
Potlatch Corp. (REIT)	93	2,911

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Principal Financial Group, Inc. (Insurance)	744	$20,586
PrivateBancorp, Inc. (Banks)	186	2,926
ProAssurance Corp. (Insurance)	93	8,192
Progressive Corp. (Insurance)	1,395	29,714
Prologis, Inc. (REIT)	1,116	39,931
Prosperity Bancshares, Inc. (Banks)	93	4,338
Protective Life Corp. (Insurance)	186	5,442
Provident Financial Services, Inc. (Savings & Loans)	186	2,734
Prudential Financial, Inc. (Insurance)	1,209	73,193
Public Storage, Inc. (REIT)	372	53,293
Raymond James Financial Corp. (Diversified Financial Services)	279	10,217
Rayonier, Inc. (REIT)	279	12,653
Realty Income Corp. (REIT)	372	14,634
Redwood Trust, Inc. (REIT)	186	2,172
Regency Centers Corp. (REIT)	186	8,363
Regions Financial Corp. (Banks)	3,534	23,819
Reinsurance Group of America, Inc. (Insurance)	186	10,814
RenaissanceRe Holdings (Insurance)	93	7,260
SEI Investments Co. (Commercial Services)	372	7,511
Selective Insurance Group, Inc. (Insurance)	93	1,627
Senior Housing Properties Trust (REIT)	372	8,214
Signature Bank* (Banks)	93	6,109
Simon Property Group, Inc. (REIT)	744	115,766
SL Green Realty Corp. (REIT)	186	15,334
SLM Corp. (Diversified Financial Services)	1,302	19,309
St. Joe Co.* (Real Estate)	186	3,316
StanCorp Financial Group, Inc. (Insurance)	93	3,569
Starwood Property Trust, Inc. (REIT)	186	3,882
State Street Corp. (Banks)	1,209	55,880
Stifel Financial Corp.* (Diversified Financial Services)	93	3,387
Sunstone Hotel Investors, Inc.* (REIT)	279	2,846
SunTrust Banks, Inc. (Banks)	1,302	31,613
Susquehanna Bancshares, Inc. (Banks)	465	4,822
SVB Financial Group* (Banks)	93	5,960
Synovus Financial Corp. (Banks)	1,767	3,711
T. Rowe Price Group, Inc. (Diversified Financial Services)	651	41,088
Tanger Factory Outlet Centers, Inc. (REIT)	186	5,826
Taubman Centers, Inc. (REIT)	186	14,355
TCF Financial Corp. (Banks)	372	4,267
TD Ameritrade Holding Corp. (Diversified Financial Services)	558	10,485
TFS Financial Corp.* (Savings & Loans)	186	1,828
The Charles Schwab Corp. (Diversified Financial Services)	2,511	35,907
The Chubb Corp. (Insurance)	651	47,569
The Goldman Sachs Group, Inc. (Banks)	1,023	117,798
The Howard Hughes Corp.* (Real Estate)	93	6,241
The Macerich Co. (REIT)	372	22,904
The Travelers Cos., Inc. (Insurance)	930	59,818
Torchmark Corp. (Insurance)	279	13,590
Tower Group, Inc. (Insurance)	93	2,007
Trustmark Corp. (Banks)	186	4,734
Two Harbors Investment Corp. (REIT)	558	5,837
U.S. Bancorp (Banks)	4,743	152,582
UDR, Inc. (REIT)	558	14,692
UMB Financial Corp. (Banks)	93	4,469
Umpqua Holdings Corp. (Banks)	279	3,694
United Bankshares, Inc. (Banks)	93	2,458
UnumProvident Corp. (Insurance)	744	17,663
Validus Holdings, Ltd. (Insurance)	186	6,045
Valley National Bancorp (Banks)	465	5,859
Ventas, Inc. (REIT)	744	43,740
Visa, Inc. - Class A (Commercial Services)	1,302	160,120
Vornado Realty Trust (REIT)	465	39,916
W.R. Berkley Corp. (Insurance)	279	10,507
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	186	5,948
Washington Federal, Inc. (Savings & Loans)	279	4,894
Washington REIT (REIT)	186	5,496
Webster Financial Corp. (Banks)	186	4,228
Weingarten Realty Investors (REIT)	279	7,410
Wells Fargo & Co. (Banks)	12,369	413,496
Westamerica Bancorp (Banks)	93	4,266
Western Union Co. (Commercial Services)	1,581	29,059
Weyerhaeuser Co. (REIT)	1,302	26,509
Willis Group Holdings PLC (Insurance)	465	16,954
Wintrust Financial Corp. (Banks)	93	3,360
XL Group PLC (Insurance)	837	18,004
Zions Bancorp (Banks)	465	9,481

TOTAL COMMON STOCKS (Cost $3,203,215)		5,787,322

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	11

TOTAL RIGHTS/WARRANTS (Cost $15)		11

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.9%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,164,012	$3,164,000	$3,164,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,164,000)		3,164,000

See accompanying notes to schedules of portfolio investments.

TOTAL INVESTMENT SECURITIES (Cost $6,367,230) — 87.3%	8,951,333
Net other assets (liabilities) — 12.7%	1,299,438

NET ASSETS — 100.0%	$10,250,771

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,519,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$5,472,497	$77,922
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,090,792	98,985
		$176,907

Financials UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Banks	$2,315,411	22.5%
Commercial Services	354,699	3.5%
Diversified Financial Services	640,269	6.2%
Forest Products & Paper	15,639	0.2%
Insurance	1,172,612	11.4%
REIT	1,165,545	11.3%
Real Estate	48,741	0.5%
Retail	6,839	0.1%
Savings & Loans	57,369	0.6%
Software	10,209	0.1%
Other**	4,463,438	43.6%
Total	$10,250,771	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (76.4%)
Abbott Laboratories (Pharmaceuticals)	5,336	$331,152
Acorda Therapeutics, Inc.* (Biotechnology)	116	2,928
Aetna, Inc. (Healthcare - Services)	1,218	53,641
Alere, Inc.* (Healthcare - Products)	290	6,928
Alexion Pharmaceuticals, Inc.* (Biotechnology)	638	57,624
Alkermes PLC* (Pharmaceuticals)	348	6,020
Allergan, Inc. (Pharmaceuticals)	1,044	100,224
AMERIGROUP Corp.* (Healthcare - Services)	174	10,746
Amgen, Inc. (Biotechnology)	3,016	214,468
Amylin Pharmaceuticals, Inc.* (Biotechnology)	464	12,022
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	522	8,509
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	174	3,118
Bard (C.R.), Inc. (Healthcare - Products)	290	28,698
Baxter International, Inc. (Healthcare - Products)	1,972	109,269
Becton, Dickinson & Co. (Healthcare - Products)	696	54,601
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	58	6,263
Biogen Idec, Inc.* (Biotechnology)	812	108,816
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	406	14,088
Boston Scientific Corp.* (Healthcare - Products)	5,104	31,951
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,916	197,417
Brookdale Senior Living, Inc.* (Healthcare - Services)	348	6,615
CareFusion Corp.* (Healthcare - Products)	754	19,536
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	174	15,028
Celgene Corp.* (Biotechnology)	1,508	109,963
Centene Corp.* (Healthcare - Services)	174	6,889
Cepheid, Inc.* (Healthcare - Products)	232	8,911
Charles River Laboratories International, Inc.* (Biotechnology)	174	6,182
CIGNA Corp. (Healthcare - Services)	986	45,583
Community Health Systems, Inc.* (Healthcare - Services)	290	7,059
Covance, Inc.* (Healthcare - Services)	232	10,848
Coventry Health Care, Inc. (Healthcare - Services)	522	15,655
Covidien PLC (Healthcare - Products)	1,682	92,897
Cubist Pharmaceuticals, Inc.* (Biotechnology)	232	9,809
DaVita, Inc.* (Healthcare - Services)	348	30,826
Dendreon Corp.* (Biotechnology)	522	6,081
DENTSPLY International, Inc. (Healthcare - Products)	464	19,052
Edwards Lifesciences Corp.* (Healthcare - Products)	406	33,686
Eli Lilly & Co. (Pharmaceuticals)	3,364	139,236
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	406	14,267
Express Scripts Holding Co.* (Pharmaceuticals)	2,784	155,319
Forest Laboratories, Inc.* (Pharmaceuticals)	870	30,302
Gen-Probe, Inc.* (Healthcare - Products)	174	14,190
Gilead Sciences, Inc.* (Biotechnology)	2,552	132,730
Haemonetics Corp.* (Healthcare - Products)	58	4,151
HCA Holdings, Inc. (Healthcare - Services)	580	15,614
Health Management Associates, Inc. - Class A* (Healthcare - Services)	870	6,264
Health Net, Inc.* (Healthcare - Services)	290	10,327
HEALTHSOUTH Corp.* (Healthcare - Services)	348	7,792
Henry Schein, Inc.* (Healthcare - Products)	290	22,255
Hill-Rom Holdings, Inc. (Healthcare - Products)	232	7,528
HMS Holdings Corp.* (Commercial Services)	290	6,977
Hologic, Inc.* (Healthcare - Products)	928	17,743
Hospira, Inc.* (Healthcare - Products)	580	20,370
Human Genome Sciences, Inc.* (Biotechnology)	812	11,945
Humana, Inc. (Healthcare - Services)	580	46,794
IDEXX Laboratories, Inc.* (Healthcare - Products)	174	15,300
Illumina, Inc.* (Biotechnology)	406	18,079
Impax Laboratories, Inc.* (Pharmaceuticals)	232	5,714
Incyte Corp.* (Biotechnology)	348	7,893
InterMune, Inc.* (Biotechnology)	232	2,422
Intuitive Surgical, Inc.* (Healthcare - Products)	116	67,071
Invacare Corp. (Healthcare - Products)	116	1,839
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	348	2,784
Johnson & Johnson (Healthcare - Products)	9,396	611,586
Laboratory Corp. of America Holdings* (Healthcare - Services)	348	30,586
Life Technologies Corp.* (Biotechnology)	638	29,578
LifePoint Hospitals, Inc.* (Healthcare - Services)	174	6,789
Lincare Holdings, Inc. (Healthcare - Services)	290	7,076
Magellan Health Services, Inc.* (Healthcare - Services)	116	5,136
Masimo Corp.* (Healthcare - Products)	174	3,851
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	232	8,925
Medivation, Inc.* (Pharmaceuticals)	116	9,382
Mednax, Inc.* (Healthcare - Services)	174	12,222
Medtronic, Inc. (Healthcare - Products)	3,654	139,583

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Merck & Co., Inc. (Pharmaceuticals)	10,556	$414,217
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,450	31,479
Myriad Genetics, Inc.* (Biotechnology)	290	7,543
Nektar Therapeutics* (Pharmaceuticals)	406	3,094
NuVasive, Inc.* (Healthcare - Products)	174	2,883
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	232	10,558
Owens & Minor, Inc. (Distribution/Wholesale)	232	6,784
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	116	4,911
PAREXEL International Corp.* (Commercial Services)	232	6,250
Patterson Cos., Inc. (Healthcare - Products)	290	9,886
PDL BioPharma, Inc. (Biotechnology)	464	2,919
Perrigo Co. (Pharmaceuticals)	290	30,421
Pfizer, Inc. (Pharmaceuticals)	26,390	605,123
PSS World Medical, Inc.* (Healthcare - Products)	174	4,164
Quest Diagnostics, Inc. (Healthcare - Services)	522	30,114
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	174	7,813
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	232	31,380
ResMed, Inc.* (Healthcare - Products)	522	17,753
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	174	8,596
Seattle Genetics, Inc.* (Biotechnology)	348	6,880
Sirona Dental Systems, Inc.* (Healthcare - Products)	174	8,789
St. Jude Medical, Inc. (Healthcare - Products)	1,102	42,669
STERIS Corp. (Healthcare - Products)	174	5,465
Stryker Corp. (Healthcare - Products)	986	53,806
Techne Corp. (Healthcare - Products)	116	7,765
Teleflex, Inc. (Healthcare - Products)	116	7,270
Tenet Healthcare Corp.* (Healthcare - Services)	1,508	7,827
The Cooper Cos., Inc. (Healthcare - Products)	174	15,342
Theravance, Inc.* (Pharmaceuticals)	290	6,276
Thermo Fisher Scientific, Inc. (Electronics)	1,334	74,237
Thoratec Corp.* (Healthcare - Products)	232	8,076
United Therapeutics Corp.* (Biotechnology)	174	7,612
UnitedHealth Group, Inc. (Healthcare - Services)	3,712	208,429
Universal Health Services, Inc. - Class B (Healthcare - Services)	290	12,386
Varian Medical Systems, Inc.* (Healthcare - Products)	406	25,749
Vertex Pharmaceuticals, Inc.* (Biotechnology)	696	26,782
ViroPharma, Inc.* (Pharmaceuticals)	232	5,046
Volcano Corp.* (Healthcare - Products)	174	4,724
Warner Chilcott PLC - Class A* (Pharmaceuticals)	580	12,615
Waters Corp.* (Electronics)	290	24,392
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	464	34,967
WellCare Health Plans, Inc.* (Healthcare - Services)	174	10,645
WellPoint, Inc. (Healthcare - Services)	1,218	82,605
West Pharmaceutical Services, Inc. (Healthcare - Products)	116	5,208
Zimmer Holdings, Inc. (Healthcare - Products)	638	40,149

TOTAL COMMON STOCKS (Cost $3,860,887)		5,434,322

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.3%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $1,731,006	$1,731,000	$1,731,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,731,000)		1,731,000

TOTAL INVESTMENT SECURITIES (Cost $5,591,887) — 100.7%		7,165,322
Net other assets (liabilities) — (0.7)%		(49,955)

NET ASSETS — 100.0%		$7,115,367

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,412,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$3,384,989	$54,663
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	1,837,588	27,485
		$82,148

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Biotechnology	$828,428	11.6%
Commercial Services	13,227	0.2%
Distribution/Wholesale	6,784	0.1%
Electronics	98,629	1.4%
Healthcare - Products	1,590,694	22.4%
Healthcare - Services	688,468	9.7%
Pharmaceuticals	2,208,092	31.0%
Other**	1,681,045	23.6%
Total	$7,115,367	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (67.6%)
3M Co. (Miscellaneous Manufacturing)	1,260	$112,594
AAR Corp. (Aerospace/Defense)	72	1,112
ABM Industries, Inc. (Commercial Services)	72	1,676
Acacia Research Corp.* (Media)	72	2,952
Accenture PLC - Class A (Computers)	1,260	81,837
Actuant Corp. - Class A (Miscellaneous Manufacturing)	144	3,927
Acuity Brands, Inc. (Electrical Components & Equipment)	72	4,001
Aecom Technology Corp.* (Engineering & Construction)	216	4,767
Aegion Corp.* (Engineering & Construction)	72	1,314
AGCO Corp.* (Machinery - Diversified)	180	8,384
Agilent Technologies, Inc. (Electronics)	684	28,851
Air Lease Corp.* (Diversified Financial Services)	144	3,387
Alexander & Baldwin, Inc. (Transportation)	72	3,684
Alliance Data Systems Corp.* (Commercial Services)	108	13,877
Alliant Techsystems, Inc. (Aerospace/Defense)	72	3,838
Ametek, Inc. (Electrical Components & Equipment)	324	16,307
Amphenol Corp. - Class A (Electronics)	324	18,837
Anixter International, Inc.* (Telecommunications)	72	4,938
AptarGroup, Inc. (Miscellaneous Manufacturing)	108	5,887
Arrow Electronics, Inc.* (Electronics)	216	9,083
Astec Industries, Inc.* (Machinery - Construction & Mining)	36	1,126
Automatic Data Processing, Inc. (Commercial Services)	972	54,063
Avnet, Inc.* (Electronics)	288	10,391
AVX Corp. (Electronics)	108	1,372
Babcock & Wilcox Co.* (Machinery - Diversified)	216	5,314
Ball Corp. (Packaging & Containers)	324	13,530
BE Aerospace, Inc.* (Aerospace/Defense)	180	8,465
Belden, Inc. (Electrical Components & Equipment)	108	3,756
Bemis Co., Inc. (Packaging & Containers)	216	6,996
Benchmark Electronics, Inc.* (Electronics)	108	1,715
Boeing Co. (Aerospace/Defense)	1,296	99,533
Brady Corp. - Class A (Electronics)	108	3,351
Broadridge Financial Solutions, Inc. (Software)	252	5,849
C.H. Robinson Worldwide, Inc. (Transportation)	324	19,356
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	108	5,946
Caterpillar, Inc. (Machinery - Construction & Mining)	1,152	118,391
Ceradyne, Inc. (Miscellaneous Manufacturing)	36	912
Cintas Corp. (Textiles)	216	8,461
Clarcor, Inc. (Miscellaneous Manufacturing)	108	5,186
Clean Harbors, Inc.* (Environmental Control)	108	7,370
Cognex Corp. (Machinery - Diversified)	72	2,898
Coinstar, Inc.* (Retail)	72	4,521
Con-way, Inc. (Transportation)	108	3,510
Convergys Corp.* (Commercial Services)	216	2,888
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	324	20,273
CoreLogic, Inc.* (Commercial Services)	216	3,607
Corrections Corp. of America* (Commercial Services)	180	5,200
CoStar Group, Inc.* (Commercial Services)	36	2,624
Covanta Holding Corp. (Energy - Alternate Sources)	216	3,467
Crane Co. (Miscellaneous Manufacturing)	108	4,766
Crown Holdings, Inc.* (Packaging & Containers)	288	10,650
CSX Corp. (Transportation)	2,088	46,583
Cummins, Inc. (Machinery - Diversified)	360	41,699
Curtiss-Wright Corp. (Aerospace/Defense)	108	3,811
Danaher Corp. (Miscellaneous Manufacturing)	1,116	60,509
Deere & Co. (Machinery - Diversified)	792	65,229
Deluxe Corp. (Commercial Services)	108	2,571
Donaldson Co., Inc. (Miscellaneous Manufacturing)	288	9,982
Dover Corp. (Miscellaneous Manufacturing)	360	22,558
Eagle Materials, Inc. (Building Materials)	72	2,536
Eaton Corp. (Miscellaneous Manufacturing)	648	31,221
Ecolab, Inc. (Chemicals)	540	34,393
EMCOR Group, Inc. (Engineering & Construction)	144	4,222
Emerson Electric Co. (Electrical Components & Equipment)	1,440	75,658
EnerSys* (Electrical Components & Equipment)	108	3,775
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	36	1,238
Esterline Technologies Corp.* (Aerospace/Defense)	72	4,931
Euronet Worldwide, Inc.* (Commercial Services)	108	2,336
Exelis, Inc. (Aerospace/Defense)	360	4,151
Expeditors International of Washington, Inc. (Transportation)	432	17,280
Fastenal Co. (Distribution/Wholesale)	576	26,968
FedEx Corp. (Transportation)	576	50,826
FEI Co.* (Electronics)	72	3,612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	504	$16,970
Fiserv, Inc.* (Software)	288	20,243
Flextronics International, Ltd.* (Electronics)	1,368	9,111
FLIR Systems, Inc. (Electronics)	324	7,277
Flowserve Corp. (Machinery - Diversified)	108	12,412
Fluor Corp. (Engineering & Construction)	324	18,711
Fortune Brands Home & Security, Inc.* (Building Materials)	288	6,549
Forward Air Corp. (Transportation)	72	2,432
Foster Wheeler AG* (Engineering & Construction)	216	4,968
FTI Consulting, Inc.* (Commercial Services)	72	2,616
G & K Services, Inc. (Textiles)	36	1,183
Gardner Denver, Inc. (Machinery - Diversified)	108	7,035
GATX Corp. (Trucking & Leasing)	108	4,630
General Cable Corp.* (Electrical Components & Equipment)	108	3,180
General Dynamics Corp. (Aerospace/Defense)	576	38,880
General Electric Co. (Miscellaneous Manufacturing)	20,880	408,830
Genesee & Wyoming, Inc. - Class A* (Transportation)	72	3,882
Genpact, Ltd.* (Commercial Services)	216	3,603
Global Payments, Inc. (Commercial Services)	144	6,686
Goodrich Corp. (Aerospace/Defense)	252	31,616
Graco, Inc. (Machinery - Diversified)	108	5,757
GrafTech International, Ltd.* (Electrical Components & Equipment)	252	2,958
Granite Construction, Inc. (Engineering & Construction)	72	2,004
Greif, Inc. - Class A (Packaging & Containers)	36	1,931
Harsco Corp. (Miscellaneous Manufacturing)	144	3,211
Heartland Express, Inc. (Transportation)	108	1,494
Hexcel Corp.* (Miscellaneous Manufacturing)	180	4,928
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,404	85,167
Hub Group, Inc. - Class A* (Transportation)	72	2,520
Hubbell, Inc. - Class B (Electrical Components & Equipment)	108	8,666
Huntington Ingalls Industries, Inc.* (Shipbuilding)	108	4,261
IDEX Corp. (Machinery - Diversified)	180	7,796
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	828	47,511
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	612	26,022
IPG Photonics Corp.* (Telecommunications)	72	3,485
Iron Mountain, Inc. (Commercial Services)	324	9,840
Itron, Inc.* (Electronics)	72	2,938
ITT Corp. (Miscellaneous Manufacturing)	180	4,043
J.B. Hunt Transport Services, Inc. (Transportation)	180	9,959
Jabil Circuit, Inc. (Electronics)	396	9,286
Jack Henry & Associates, Inc. (Computers)	180	6,113
Jacobs Engineering Group, Inc.* (Engineering & Construction)	252	11,045
Joy Global, Inc. (Machinery - Construction & Mining)	216	15,286
Kaman Corp. (Aerospace/Defense)	36	1,238
Kansas City Southern Industries, Inc. (Transportation)	216	16,636
Kaydon Corp. (Metal Fabricate/Hardware)	72	1,766
KBR, Inc. (Engineering & Construction)	288	9,752
Kennametal, Inc. (Hand/Machine Tools)	144	6,081
Kirby Corp.* (Transportation)	108	7,168
Knight Transportation, Inc. (Transportation)	108	1,773
L-3 Communications Holdings, Inc. (Aerospace/Defense)	180	13,237
Landstar System, Inc. (Transportation)	108	5,786
Lender Processing Services, Inc. (Commercial Services)	180	4,779
Lennox International, Inc. (Building Materials)	108	4,687
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	180	8,822
Littelfuse, Inc. (Electrical Components & Equipment)	36	2,256
Lockheed Martin Corp. (Aerospace/Defense)	504	45,632
Louisiana-Pacific Corp.* (Building Materials)	252	2,281
Manitowoc Co. (Machinery - Diversified)	252	3,490
Manpower, Inc. (Commercial Services)	144	6,134
ManTech International Corp. - Class A (Software)	36	1,131
Martin Marietta Materials (Building Materials)	72	5,967
Masco Corp. (Building Materials)	720	9,490
MDU Resources Group, Inc. (Electric)	360	8,258
MeadWestvaco Corp. (Forest Products & Paper)	324	10,310
Meritor, Inc.* (Auto Parts & Equipment)	180	1,172
Mettler Toledo International, Inc.* (Electronics)	72	12,911
Mine Safety Appliances Co. (Environmental Control)	72	3,057
Molex, Inc. (Electrical Components & Equipment)	144	3,973

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Molex, Inc. - Class A (Electrical Components & Equipment)	144	$3,298
Monster Worldwide, Inc.* (Commercial Services)	252	2,175
Moog, Inc. - Class A* (Aerospace/Defense)	72	3,043
MSC Industrial Direct Co. - Class A (Retail)	108	7,961
Mueller Industries, Inc. (Metal Fabricate/Hardware)	72	3,291
National Instruments Corp. (Electronics)	180	4,896
Navistar International Corp.* (Auto Manufacturers)	144	4,889
NeuStar, Inc.* (Telecommunications)	144	5,234
Nordson Corp. (Machinery - Diversified)	108	5,821
Norfolk Southern Corp. (Transportation)	648	47,259
Northrop Grumman Corp. (Aerospace/Defense)	468	29,615
Old Dominion Freight Line, Inc.* (Transportation)	108	4,803
Orbital Sciences Corp.* (Aerospace/Defense)	108	1,356
Oshkosh Truck Corp.* (Auto Manufacturers)	180	4,109
Owens Corning, Inc.* (Building Materials)	216	7,420
Owens-Illinois, Inc.* (Packaging & Containers)	324	7,533
PACCAR, Inc. (Auto Manufacturers)	720	30,931
Packaging Corp. of America (Packaging & Containers)	180	5,254
Pall Corp. (Miscellaneous Manufacturing)	216	12,876
Parker Hannifin Corp. (Miscellaneous Manufacturing)	288	25,255
Paychex, Inc. (Commercial Services)	648	20,075
Pentair, Inc. (Miscellaneous Manufacturing)	180	7,801
PerkinElmer, Inc. (Electronics)	216	5,962
PHH Corp.* (Commercial Services)	108	1,674
Plexus Corp.* (Electronics)	72	2,331
Precision Castparts Corp. (Metal Fabricate/Hardware)	288	50,795
Quanex Building Products Corp. (Building Materials)	72	1,327
Quanta Services, Inc.* (Commercial Services)	396	8,760
R.R. Donnelley & Sons Co. (Commercial Services)	360	4,504
Raytheon Co. (Aerospace/Defense)	684	37,032
Regal-Beloit Corp. (Hand/Machine Tools)	72	4,870
Republic Services, Inc. (Environmental Control)	612	16,750
Resources Connection, Inc. (Commercial Services)	72	935
Robbins & Myers, Inc. (Machinery - Diversified)	72	3,507
Robert Half International, Inc. (Commercial Services)	288	8,582
Rock-Tenn Co. - Class A (Packaging & Containers)	144	8,976
Rockwell Automation, Inc. (Machinery - Diversified)	288	22,274
Rockwell Collins, Inc. (Aerospace/Defense)	288	16,096
Roper Industries, Inc. (Machinery - Diversified)	180	18,342
Ryder System, Inc. (Transportation)	108	5,262
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	36	1,435
Sealed Air Corp. (Packaging & Containers)	396	7,595
Shaw Group, Inc.* (Engineering & Construction)	144	4,359
Sherwin-Williams Co. (Chemicals)	180	21,650
Silgan Holdings, Inc. (Packaging & Containers)	108	4,738
Simpson Manufacturing Co., Inc. (Building Materials)	72	2,234
Smith Corp. (Miscellaneous Manufacturing)	72	3,427
Sonoco Products Co. (Packaging & Containers)	216	7,156
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	216	5,400
SPX Corp. (Miscellaneous Manufacturing)	108	8,292
Stericycle, Inc.* (Environmental Control)	180	15,588
TE Connectivity, Ltd. (Electronics)	828	30,189
Teekay Shipping Corp. (Transportation)	72	2,599
Teledyne Technologies, Inc.* (Aerospace/Defense)	72	4,653
Terex Corp.* (Machinery - Construction & Mining)	216	4,890
Tetra Tech, Inc.* (Environmental Control)	108	2,884
Texas Industries, Inc. (Building Materials)	36	1,210
Textron, Inc. (Miscellaneous Manufacturing)	540	14,386
The Brink’s Co. (Miscellaneous Manufacturing)	108	2,743
The Corporate Executive Board Co. (Commercial Services)	72	2,979
The Geo Group, Inc.* (Commercial Services)	108	2,237
The Timken Co. (Metal Fabricate/Hardware)	144	8,137
The Valspar Corp. (Chemicals)	180	9,207
Thomas & Betts Corp.* (Electronics)	108	7,766
Toro Co. (Housewares)	72	5,145
Total System Services, Inc. (Commercial Services)	396	9,314
Towers Watson & Co. - Class A (Commercial Services)	108	7,063
TransDigm Group, Inc.* (Aerospace/Defense)	108	13,621
Trimble Navigation, Ltd.* (Electronics)	252	13,643
Trinity Industries, Inc. (Miscellaneous Manufacturing)	144	4,262

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	72	$4,523
TrueBlue, Inc.* (Commercial Services)	72	1,243
Tyco International, Ltd. (Miscellaneous Manufacturing)	900	50,517
Union Pacific Corp. (Transportation)	972	109,292
United Parcel Service, Inc. - Class B (Transportation)	1,440	112,522
United Rentals, Inc.* (Commercial Services)	144	6,722
United Stationers, Inc. (Distribution/Wholesale)	72	2,042
United Technologies Corp. (Aerospace/Defense)	1,548	126,379
Universal Display Corp.* (Electrical Components & Equipment)	72	3,238
URS Corp. (Engineering & Construction)	144	5,949
USG Corp.* (Building Materials)	144	2,599
UTI Worldwide, Inc. (Transportation)	216	3,601
Valmont Industries, Inc. (Metal Fabricate/Hardware)	36	4,461
Veeco Instruments, Inc.* (Semiconductors)	72	2,174
Verisk Analytics, Inc. - Class A* (Commercial Services)	288	14,098
Vishay Intertechnology, Inc.* (Electronics)	288	3,231
VistaPrint N.V.* (Commercial Services)	72	2,685
Vulcan Materials Co. (Mining)	216	9,247
W.W. Grainger, Inc. (Distribution/Wholesale)	108	22,445
Wabtec Corp. (Machinery - Diversified)	108	8,400
Waste Connections, Inc. (Environmental Control)	252	8,122
Waste Management, Inc. (Environmental Control)	792	27,086
Watsco, Inc. (Distribution/Wholesale)	36	2,590
Werner Enterprises, Inc. (Transportation)	108	2,551
WESCO International, Inc.* (Distribution/Wholesale)	72	4,780
Woodward, Inc. (Electronics)	108	4,492
World Fuel Services Corp. (Retail)	144	6,345
Wright Express Corp.* (Commercial Services)	72	4,595
Xylem, Inc. (Machinery - Diversified)	360	10,037
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	108	4,189

TOTAL COMMON STOCKS (Cost $2,391,123)		3,639,482

	Principal Amount	Value
Repurchase Agreements(a)(b) (37.1%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $1,996,007	$1,996,000	$1,996,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,996,000)		1,996,000

TOTAL INVESTMENT SECURITIES (Cost $4,387,123) — 104.7%		5,635,482
Net other assets (liabilities) — (4.7)%		(253,666)

NET ASSETS — 100.0%		$5,381,816

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,118,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$2,123,369	$53,303
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	2,264,870	45,980
		$99,283

Industrials UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$498,162	9.3%
Auto Manufacturers	39,929	0.7%
Auto Parts & Equipment	1,172	NM
Building Materials	46,300	0.9%
Chemicals	65,250	1.2%
Commercial Services	220,141	4.1%
Computers	87,950	1.6%
Distribution/Wholesale	58,825	1.1%
Diversified Financial Services	3,387	0.1%
Electric	8,258	0.2%
Electrical Components & Equipment	131,066	2.4%
Electronics	191,245	3.6%
Energy - Alternate Sources	3,467	0.1%
Engineering & Construction	67,091	1.2%
Environmental Control	80,857	1.5%
Forest Products & Paper	10,310	0.2%
Hand/Machine Tools	19,773	0.4%
Housewares	5,145	0.1%
Iron/Steel	1,435	NM
Machinery - Construction & Mining	139,693	2.6%
Machinery - Diversified	232,584	4.3%
Media	2,952	0.1%
Metal Fabricate/Hardware	68,450	1.3%
Mining	9,247	0.2%
Miscellaneous Manufacturing	994,270	18.3%
Packaging & Containers	74,359	1.4%
Retail	18,827	0.3%
Semiconductors	2,174	NM
Shipbuilding	4,261	0.1%
Software	44,193	0.8%
Telecommunications	13,657	0.3%
Textiles	9,644	0.2%
Transportation	480,778	8.9%
Trucking & Leasing	4,630	0.1%
Other**	1,742,334	32.4%
Total	$5,381,816	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (74.1%)
Akamai Technologies, Inc.* (Internet)	10,368	$337,997
Allscripts Healthcare Solutions, Inc.* (Software)	15,360	170,189
Amazon.com, Inc.* (Internet)	4,896	1,135,382
Ariba, Inc.* (Software)	8,736	333,715
Blue Nile, Inc.* (Internet)	3,648	110,461
Check Point Software Technologies, Ltd.* (Software)	7,488	435,277
Concur Technologies, Inc.* (Software)	4,416	249,769
Constant Contact, Inc.* (Internet)	5,376	129,938
DealerTrack Holdings, Inc.* (Internet)	6,336	189,003
Digital River, Inc.* (Internet)	8,352	157,101
E*TRADE Financial Corp.* (Diversified Financial Services)	26,016	276,550
EarthLink, Inc. (Internet)	21,216	172,274
eBay, Inc.* (Internet)	21,120	866,976
Ebix, Inc. (Software)	6,816	139,387
Expedia, Inc. (Internet)	8,544	364,231
Google, Inc. - Class A* (Internet)	2,016	1,220,144
IAC/InterActiveCorp (Internet)	5,952	286,589
Internap Network Services Corp.* (Internet)	15,648	110,162
j2 Global, Inc. (Computers)	6,720	173,578
Juniper Networks, Inc.* (Telecommunications)	21,792	467,003
Monster Worldwide, Inc.* (Commercial Services)	20,544	177,295
Netflix, Inc.* (Internet)	3,360	269,270
NETGEAR, Inc.* (Telecommunications)	5,280	203,280
NIC, Inc. (Internet)	12,864	143,948
Priceline.com, Inc.* (Internet)	1,056	803,426
Quest Software, Inc.* (Software)	9,312	216,690
RealNetworks, Inc. (Internet)	9,504	90,953
Salesforce.com, Inc.* (Software)	3,840	598,003
Sapient Corp. (Internet)	15,840	189,605
Sonus Networks, Inc.* (Telecommunications)	47,808	135,297
TD Ameritrade Holding Corp. (Diversified Financial Services)	16,608	312,064
Tibco Software, Inc.* (Internet)	11,328	372,691
United Online, Inc. (Internet)	24,960	118,310
ValueClick, Inc.* (Internet)	10,464	221,628
VeriSign, Inc. (Internet)	9,792	402,549
VirnetX Holding Corp.* (Internet)	7,200	178,848
Vocus, Inc.* (Internet)	7,392	95,579
WebMD Health Corp.* (Internet)	6,720	152,880
Websense, Inc.* (Internet)	8,064	167,247
Yahoo!, Inc.* (Internet)	37,728	586,293

TOTAL COMMON STOCKS (Cost $6,752,594)		12,761,582

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.7%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,914,015	$3,914,000	$3,914,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,914,000)		3,914,000

TOTAL INVESTMENT SECURITIES (Cost $10,666,594) — 96.8%		16,675,582
Net other assets (liabilities) — 3.2%		547,452

NET ASSETS — 100.0%		$17,223,034

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,451,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$5,796,565	$160,152
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	7,266,352	211,932
		$372,084

Internet UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Commercial Services	$177,295	1.0%
Computers	173,578	1.0%
Diversified Financial Services	588,614	3.4%
Internet	8,873,485	51.6%
Software	2,143,030	12.4%
Telecommunications	805,580	4.7%
Other**	4,461,452	25.9%
Total	$17,223,034	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (60.8%)
Crown Castle International Corp.* (Telecommunications)	19,500	$1,103,895
Leap Wireless International, Inc.* (Telecommunications)	4,875	27,349
MetroPCS Communications, Inc.* (Telecommunications)	25,675	187,428
NII Holdings, Inc. - Class B* (Telecommunications)	13,650	191,032
SBA Communications Corp. - Class A* (Telecommunications)	8,775	471,568
Sprint Nextel Corp.* (Telecommunications)	239,525	594,022
Telephone & Data Systems, Inc. (Telecommunications)	8,125	197,356
US Cellular Corp.* (Telecommunications)	1,300	50,986

TOTAL COMMON STOCKS (Cost $2,566,010)		2,823,636

	Principal Amount	Value
Repurchase Agreements(a)(b) (36.0%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $1,670,006	$1,670,000	$1,670,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,670,000)		1,670,000

TOTAL INVESTMENT SECURITIES (Cost $4,236,010) — 96.8%		4,493,636
Net other assets (liabilities) — 3.2%		146,459

NET ASSETS — 100.0%		$4,640,095

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $770,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,048,200	$(1,227)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	3,080,369	26,823
		$25,596

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Telecommunications	$2,823,636	60.8%
Other**	1,816,459	39.2%
Total	$4,640,095	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (77.9%)
Anadarko Petroleum Corp. (Oil & Gas)	11,682	$855,239
Apache Corp. (Oil & Gas)	9,027	866,050
Atwood Oceanics, Inc.* (Oil & Gas)	1,416	62,771
Baker Hughes, Inc. (Oil & Gas Services)	10,266	452,833
Berry Petroleum Co. - Class A (Oil & Gas)	1,239	56,436
Bill Barrett Corp.* (Oil & Gas)	1,062	25,467
Bristow Group, Inc. (Transportation)	885	43,232
Cabot Oil & Gas Corp. (Oil & Gas)	4,956	174,154
Cameron International Corp.* (Oil & Gas Services)	5,664	290,280
CARBO Ceramics, Inc. (Oil & Gas Services)	531	44,652
Carrizo Oil & Gas, Inc.* (Oil & Gas)	885	24,815
Chart Industries, Inc.* (Machinery - Diversified)	708	54,112
Chesapeake Energy Corp. (Oil & Gas)	15,576	287,221
Chevron Corp. (Oil & Gas)	47,259	5,035,919
Cimarex Energy Co. (Oil & Gas)	1,947	134,557
Cobalt International Energy, Inc.* (Oil & Gas)	4,425	118,413
Comstock Resources, Inc.* (Oil & Gas)	1,062	18,659
Concho Resources, Inc.* (Oil & Gas)	2,478	265,592
ConocoPhillips (Oil & Gas)	29,205	2,091,954
Continental Resources, Inc.* (Oil & Gas)	1,416	126,378
Core Laboratories N.V. (Oil & Gas Services)	1,062	145,473
CVR Energy, Inc.* (Oil & Gas)	2,124	64,485
Denbury Resources, Inc.* (Oil & Gas)	9,204	175,244
Devon Energy Corp. (Oil & Gas)	9,027	630,536
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,593	109,200
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,770	86,164
Dril-Quip, Inc.* (Oil & Gas Services)	885	59,640
El Paso Corp. (Pipelines)	18,054	535,662
Energen Corp. (Oil & Gas)	1,770	92,713
EOG Resources, Inc. (Oil & Gas)	6,372	699,709
EQT Corp. (Oil & Gas)	3,540	176,327
EXCO Resources, Inc. (Oil & Gas)	3,540	25,984
Exterran Holdings, Inc.* (Oil & Gas Services)	1,593	21,521
Exxon Mobil Corp. (Oil & Gas)	113,280	9,780,595
First Solar, Inc.* (Energy - Alternate Sources)	1,239	22,798
FMC Technologies, Inc.* (Oil & Gas Services)	5,664	266,208
Forest Oil Corp.* (Oil & Gas)	2,655	35,365
GT Advanced Technologies, Inc.* (Semiconductors)	3,009	19,589
Gulfport Energy Corp.* (Oil & Gas)	1,062	27,835
Halliburton Co. (Oil & Gas Services)	21,771	745,004
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,301	46,963
Helmerich & Payne, Inc. (Oil & Gas)	2,301	118,248
Hess Corp. (Oil & Gas)	7,257	378,380
HollyFrontier Corp. (Oil & Gas)	4,602	141,834
Key Energy Services, Inc.* (Oil & Gas Services)	3,540	44,816
Kinder Morgan, Inc. (Pipelines)	3,540	127,086
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,841	51,693
Lufkin Industries, Inc. (Oil & Gas Services)	708	54,403
Marathon Oil Corp. (Oil & Gas)	16,815	493,352
Marathon Petroleum Corp. (Oil & Gas)	8,319	346,154
McDermott International, Inc.* (Engineering & Construction)	5,487	62,003
McMoRan Exploration Co.* (Oil & Gas)	2,478	21,806
Murphy Oil Corp. (Oil & Gas)	4,602	252,972
Nabors Industries, Ltd.* (Oil & Gas)	6,726	111,988
National Oilwell Varco, Inc. (Oil & Gas Services)	9,912	750,933
Newfield Exploration Co.* (Oil & Gas)	3,186	114,377
Noble Corp. (Oil & Gas)	6,195	235,782
Noble Energy, Inc. (Oil & Gas)	4,248	421,911
Oasis Petroleum, Inc.* (Oil & Gas)	1,593	52,681
Occidental Petroleum Corp. (Oil & Gas)	19,116	1,743,762
Oceaneering International, Inc. (Oil & Gas Services)	2,478	127,939
OGE Energy Corp. (Electric)	2,301	124,162
Oil States International, Inc.* (Oil & Gas Services)	1,239	98,600
Parker Drilling Co.* (Oil & Gas)	2,832	14,641
Patterson-UTI Energy, Inc. (Oil & Gas)	3,717	60,104
Pioneer Natural Resources Co. (Oil & Gas)	2,832	328,002
Plains Exploration & Production Co.* (Oil & Gas)	3,363	137,379
QEP Resources, Inc. (Oil & Gas)	4,248	130,881
Quicksilver Resources, Inc.* (Oil & Gas)	2,832	13,310
Range Resources Corp. (Oil & Gas)	3,717	247,775
Rosetta Resources, Inc.* (Oil & Gas)	1,239	62,285
Rowan Cos., Inc.* (Oil & Gas)	3,009	103,901
SandRidge Energy, Inc.* (Oil & Gas)	9,027	72,126
Schlumberger, Ltd. (Oil & Gas Services)	31,506	2,335,855
SEACOR SMIT, Inc.* (Oil & Gas Services)	531	49,346
SM Energy Co. (Oil & Gas)	1,416	93,612
Southwestern Energy Co.* (Oil & Gas)	8,142	257,124
Sunoco, Inc. (Oil & Gas)	2,478	122,141
Superior Energy Services, Inc.* (Oil & Gas Services)	3,786	101,919
Swift Energy Co.* (Oil & Gas)	1,062	32,126
Tesoro Petroleum Corp.* (Oil & Gas)	3,363	78,190
TETRA Technologies, Inc.* (Oil & Gas Services)	1,770	15,417
The Williams Cos., Inc. (Pipelines)	13,806	469,818
Tidewater, Inc. (Transportation)	1,239	68,182
Transocean, Ltd. (Oil & Gas)	7,611	383,518
Ultra Petroleum Corp.* (Oil & Gas)	3,540	69,950
Unit Corp.* (Oil & Gas)	1,062	44,870
Valero Energy Corp. (Oil & Gas)	13,275	327,893
Weatherford International, Ltd.* (Oil & Gas Services)	17,700	252,579

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Whiting Petroleum Corp.* (Oil & Gas)	2,832	$161,990
WPX Energy, Inc.* (Oil & Gas)	4,602	80,857

TOTAL COMMON STOCKS (Cost $15,516,816)		36,786,422

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.4%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $10,087,038	$10,087,000	$10,087,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,087,000)		10,087,000

TOTAL INVESTMENT SECURITIES (Cost $25,603,816) — 99.3%		46,873,422
Net other assets (liabilities) — 0.7%		326,572

NET ASSETS — 100.0%		$47,199,994

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $7,324,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$15,271,503	$423,517
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	18,747,532	558,124
		$981,641

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Electric	$124,162	0.3%
Energy - Alternate Sources	22,798	NM
Engineering & Construction	62,003	0.1%
Machinery - Diversified	54,112	0.1%
Oil & Gas	29,269,233	62.1%
Oil & Gas Services	5,990,545	12.7%
Pipelines	1,132,566	2.4%
Semiconductors	19,589	NM
Transportation	111,414	0.2%
Other**	10,413,572	22.1%
Total	$47,199,994	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (56.9%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,596	$70,751
Baker Hughes, Inc. (Oil & Gas Services)	12,198	538,054
Bristow Group, Inc. (Transportation)	1,026	50,120
Cameron International Corp.* (Oil & Gas Services)	6,840	350,550
CARBO Ceramics, Inc. (Oil & Gas Services)	570	47,931
Chart Industries, Inc.* (Machinery - Diversified)	798	60,991
Core Laboratories N.V. (Oil & Gas Services)	1,254	171,773
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,824	125,035
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,166	105,441
Dril-Quip, Inc.* (Oil & Gas Services)	1,026	69,142
El Paso Corp. (Pipelines)	21,546	639,270
Exterran Holdings, Inc.* (Oil & Gas Services)	1,824	24,642
FMC Technologies, Inc.* (Oil & Gas Services)	6,726	316,122
Halliburton Co. (Oil & Gas Services)	25,878	885,545
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,850	58,169
Helmerich & Payne, Inc. (Oil & Gas)	2,736	140,603
Key Energy Services, Inc.* (Oil & Gas Services)	4,218	53,400
Kinder Morgan, Inc. (Pipelines)	4,218	151,426
Lufkin Industries, Inc. (Oil & Gas Services)	912	70,078
McDermott International, Inc.* (Engineering & Construction)	6,612	74,716
Nabors Industries, Ltd.* (Oil & Gas)	8,094	134,765
National Oilwell Varco, Inc. (Oil & Gas Services)	11,856	898,211
Noble Corp. (Oil & Gas)	7,296	277,686
Oceaneering International, Inc. (Oil & Gas Services)	3,078	158,917
OGE Energy Corp. (Electric)	2,736	147,635
Oil States International, Inc.* (Oil & Gas Services)	1,482	117,938
Parker Drilling Co.* (Oil & Gas)	3,306	17,092
Patterson-UTI Energy, Inc. (Oil & Gas)	4,332	70,048
Rowan Cos., Inc.* (Oil & Gas)	3,534	122,029
Schlumberger, Ltd. (Oil & Gas Services)	37,506	2,780,695
SEACOR SMIT, Inc.* (Oil & Gas Services)	570	52,970
Superior Energy Services, Inc.* (Oil & Gas Services)	4,459	120,036
TETRA Technologies, Inc.* (Oil & Gas Services)	2,166	18,866
The Williams Cos., Inc. (Pipelines)	16,416	558,636
Tidewater, Inc. (Transportation)	1,482	81,554
Transocean, Ltd. (Oil & Gas)	9,006	453,812
Unit Corp.* (Oil & Gas)	1,368	57,798
Weatherford International, Ltd.* (Oil & Gas Services)	20,976	299,328

TOTAL COMMON STOCKS (Cost $5,050,601)		10,371,775

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.2%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $3,865,014	$3,865,000	$3,865,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,865,000)		3,865,000

TOTAL INVESTMENT SECURITIES (Cost $8,915,601) — 78.1%		14,236,775
Net other assets (liabilities) — 21.9%		3,993,711

NET ASSETS — 100.0%		$18,230,486

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,206,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$9,983,217	$192,681
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	6,928,889	224,863
		$417,544

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Electric	$147,635	0.8%
Engineering & Construction	74,716	0.4%
Machinery - Diversified	60,991	0.3%
Oil & Gas	1,469,619	8.1%
Oil & Gas Services	7,137,808	39.2%
Pipelines	1,349,332	7.4%
Transportation	131,674	0.7%
Other**	7,858,711	43.1%
Total	$18,230,486	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (62.7%)
Abbott Laboratories (Pharmaceuticals)	11,928	$740,252
Alkermes PLC* (Pharmaceuticals)	756	13,079
Allergan, Inc. (Pharmaceuticals)	2,352	225,792
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,176	19,169
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	336	6,021
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,188	440,084
Eli Lilly & Co. (Pharmaceuticals)	7,560	312,908
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	924	32,469
Forest Laboratories, Inc.* (Pharmaceuticals)	1,932	67,292
Hospira, Inc.* (Healthcare - Products)	1,260	44,251
Impax Laboratories, Inc.* (Pharmaceuticals)	504	12,413
Johnson & Johnson (Healthcare - Products)	21,000	1,366,890
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	504	19,389
Medivation, Inc.* (Pharmaceuticals)	252	20,382
Merck & Co., Inc. (Pharmaceuticals)	23,604	926,221
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,276	71,122
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	252	10,670
Perrigo Co. (Pharmaceuticals)	672	70,493
Pfizer, Inc. (Pharmaceuticals)	59,052	1,354,062
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	420	18,858
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	420	20,748
Theravance, Inc.* (Pharmaceuticals)	588	12,724
ViroPharma, Inc.* (Pharmaceuticals)	504	10,962
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,344	29,232
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,008	75,963

TOTAL COMMON STOCKS (Cost $4,995,680)		5,921,446

	Principal Amount	Value
Repurchase Agreements(a)(b) (28.9%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $2,723,010	$2,723,000	$2,723,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,723,000)		2,723,000

TOTAL INVESTMENT SECURITIES (Cost $7,718,680) — 91.6%		8,644,446
Net other assets (liabilities) — 8.4%		793,167

NET ASSETS — 100.0%		$9,437,613

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,419,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,038,936	$62,671
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	5,237,544	133,656
		$196,327

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Biotechnology	$19,169	0.2%
Healthcare - Products	1,411,141	15.0%
Pharmaceuticals	4,491,136	47.5%
Other**	3,516,167	37.3%
Total	$9,437,613	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.0%)
Repurchase Agreements with various counterparties, rates 0.12%—0.14%, dated 4/30/12, due 5/1/12, total to be received $46,465,173	$46,465,000	$46,465,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,465,000)		46,465,000

TOTAL INVESTMENT SECURITIES (Cost $46,465,000) — 97.0%		46,465,000
Net other assets (liabilities) — 3.0%		1,428,726

NET ASSETS — 100.0%		$47,893,726

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $14,409,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$32,907,857	$761,646
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	39,144,215	872,637
		$1,634,283

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (55.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,750	$206,030
American Campus Communities, Inc. (REIT)	3,125	138,906
American Capital Agency Corp. (REIT)	9,875	308,495
American Tower Corp. (REIT)	17,625	1,155,847
Annaly Mortgage Management, Inc. (REIT)	43,375	707,880
Apartment Investment and Management Co. - Class A (REIT)	5,375	145,931
AvalonBay Communities, Inc. (REIT)	4,250	617,950
BioMed Realty Trust, Inc. (REIT)	6,875	136,262
Boston Properties, Inc. (REIT)	6,500	703,625
Brandywine Realty Trust (REIT)	6,000	71,160
BRE Properties, Inc. - Class A (REIT)	3,375	177,187
Brookfield Properties Corp. (Real Estate)	11,625	211,110
Camden Property Trust (REIT)	3,500	236,845
CBL & Associates Properties, Inc. (REIT)	6,250	116,438
CBRE Group, Inc. - Class A* (Real Estate)	13,125	246,881
Chimera Investment Corp. (REIT)	46,000	132,940
Colonial Properties Trust (REIT)	3,875	86,684
CommonWealth REIT (REIT)	3,751	70,322
Corporate Office Properties Trust (REIT)	3,250	76,538
DCT Industrial Trust, Inc. (REIT)	11,000	65,230
DDR Corp. (REIT)	10,750	159,100
DiamondRock Hospitality Co. (REIT)	7,500	79,725
Digital Realty Trust, Inc. (REIT)	4,750	356,677
Douglas Emmett, Inc. (REIT)	5,750	133,630
Duke Realty Corp. (REIT)	11,250	166,612
DuPont Fabros Technology, Inc. (REIT)	2,750	74,663
EastGroup Properties, Inc. (REIT)	1,250	62,875
Entertainment Properties Trust (REIT)	2,125	101,979
Equity Lifestyle Properties, Inc. (REIT)	1,875	131,138
Equity Residential (REIT)	13,250	814,080
Essex Property Trust, Inc. (REIT)	1,500	236,955
Extra Space Storage, Inc. (REIT)	4,250	128,988
Federal Realty Investment Trust (REIT)	2,875	289,397
Forest City Enterprises, Inc. - Class A* (Real Estate)	6,000	95,700
Franklin Street Properties Corp. (REIT)	3,250	32,728
General Growth Properties, Inc. (REIT)	17,250	307,050
Hatteras Financial Corp. (REIT)	4,125	120,161
HCP, Inc. (REIT)	18,125	751,281
Health Care REIT, Inc. (REIT)	9,375	531,187
Healthcare Realty Trust, Inc. (REIT)	3,500	75,180
Highwoods Properties, Inc. (REIT)	3,250	112,873
Home Properties, Inc. (REIT)	2,125	129,731
Hospitality Properties Trust (REIT)	5,500	151,690
Host Hotels & Resorts, Inc. (REIT)	31,625	526,240
Invesco Mortgage Capital, Inc. (REIT)	5,125	90,405
Jones Lang LaSalle, Inc. (Real Estate)	2,000	159,880
Kilroy Realty Corp. (REIT)	3,000	142,350
Kimco Realty Corp. (REIT)	18,250	354,232
LaSalle Hotel Properties (REIT)	3,750	110,288
Lexington Realty Trust (REIT)	6,125	54,513
Liberty Property Trust (REIT)	5,125	186,806
Mack-Cali Realty Corp. (REIT)	3,875	111,290
MFA Financial, Inc. (REIT)	16,000	118,080
Mid-America Apartment Communities, Inc. (REIT)	1,625	110,614
National Retail Properties, Inc. (REIT)	4,250	116,365
OMEGA Healthcare Investors, Inc. (REIT)	4,625	99,021
Piedmont Office Realty Trust, Inc. - Class A (REIT)	7,750	137,485
Plum Creek Timber Co., Inc. (Forest Products & Paper)	7,250	304,790
Post Properties, Inc. (REIT)	2,375	115,663
Potlatch Corp. (REIT)	1,750	54,775
Prologis, Inc. (REIT)	20,500	733,490
Public Storage, Inc. (REIT)	6,375	913,282
Rayonier, Inc. (REIT)	5,500	249,425
Realty Income Corp. (REIT)	6,000	236,040
Redwood Trust, Inc. (REIT)	3,125	36,500
Regency Centers Corp. (REIT)	4,000	179,840
Senior Housing Properties Trust (REIT)	7,250	160,080
Simon Property Group, Inc. (REIT)	13,125	2,042,250
SL Green Realty Corp. (REIT)	3,875	319,455
St. Joe Co.* (Real Estate)	4,125	73,549
Starwood Property Trust, Inc. (REIT)	5,125	106,959
Sunstone Hotel Investors, Inc.* (REIT)	5,250	53,550
Tanger Factory Outlet Centers, Inc. (REIT)	3,875	121,365
Taubman Centers, Inc. (REIT)	2,625	202,597
The Howard Hughes Corp.* (Real Estate)	1,125	75,499
The Macerich Co. (REIT)	5,875	361,724
Two Harbors Investment Corp. (REIT)	9,625	100,678
UDR, Inc. (REIT)	9,875	260,009
Ventas, Inc. (REIT)	12,875	756,921
Vornado Realty Trust (REIT)	8,250	708,180
Washington REIT (REIT)	3,000	88,650
Weingarten Realty Investors (REIT)	5,375	142,760
Weyerhaeuser Co. (REIT)	23,875	486,095

TOTAL COMMON STOCKS (Cost $15,934,206)		21,857,356

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b) (44.7%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $17,663,066	$17,663,000	$17,663,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,663,000)		17,663,000

TOTAL INVESTMENT SECURITIES (Cost $33,597,206) — 100.0%		39,520,356
Net other assets (liabilities) — NM		12,349

NET ASSETS — 100.0%		$39,532,705

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $7,967,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$22,907,981	$489,425
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	14,449,378	439,901
		$929,326

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Forest Products & Paper	$304,790	0.8%
REIT	20,689,947	52.3%
Real Estate	862,619	2.2%
Other**	17,675,349	44.7%
Total	$39,532,705	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (61.9%)
Advanced Micro Devices, Inc.* (Semiconductors)	7,752	$57,055
Altera Corp. (Semiconductors)	4,256	151,386
Analog Devices, Inc. (Semiconductors)	3,952	154,049
Applied Materials, Inc. (Semiconductors)	17,480	209,585
Atmel Corp.* (Semiconductors)	5,776	51,233
ATMI, Inc.* (Semiconductors)	456	9,581
Broadcom Corp. - Class A (Semiconductors)	6,384	233,654
Cabot Microelectronics Corp. (Semiconductors)	304	10,452
Cavium, Inc.* (Semiconductors)	608	17,790
Cree, Inc.* (Semiconductors)	1,520	46,968
Cymer, Inc.* (Electronics)	304	15,759
Cypress Semiconductor Corp. (Semiconductors)	2,128	32,984
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,672	23,692
Hittite Microwave Corp.* (Semiconductors)	304	16,276
Integrated Device Technology, Inc.* (Semiconductors)	1,824	12,348
Intel Corp. (Semiconductors)	67,640	1,920,976
InterDigital, Inc. (Telecommunications)	608	16,854
International Rectifier Corp.* (Semiconductors)	912	19,909
Intersil Corp. - Class A (Semiconductors)	1,672	17,171
KLA -Tencor Corp. (Semiconductors)	2,280	118,902
Lam Research Corp.* (Semiconductors)	1,520	63,308
Linear Technology Corp. (Semiconductors)	2,888	94,467
LSI Logic Corp.* (Semiconductors)	7,448	59,882
Marvell Technology Group, Ltd.* (Semiconductors)	6,536	98,105
Maxim Integrated Products, Inc. (Semiconductors)	3,952	116,900
MEMC Electronic Materials, Inc.* (Semiconductors)	3,040	10,914
Microchip Technology, Inc. (Semiconductors)	2,584	91,319
Micron Technology, Inc.* (Semiconductors)	13,224	87,146
Microsemi Corp.* (Semiconductors)	1,216	26,168
Novellus Systems, Inc.* (Semiconductors)	912	42,636
NVIDIA Corp.* (Semiconductors)	8,056	104,728
OmniVision Technologies, Inc.* (Semiconductors)	760	13,999
ON Semiconductor Corp.* (Semiconductors)	5,928	48,965
PMC-Sierra, Inc.* (Semiconductors)	3,040	21,493
Rambus, Inc.* (Semiconductors)	1,368	6,963
RF Micro Devices, Inc.* (Telecommunications)	3,648	15,796
SanDisk Corp.* (Computers)	3,192	118,136
Semtech Corp.* (Semiconductors)	912	24,861
Silicon Laboratories, Inc.* (Semiconductors)	608	21,578
Skyworks Solutions, Inc.* (Semiconductors)	2,432	66,004
Teradyne, Inc.* (Semiconductors)	2,432	41,855
Tessera Technologies, Inc.* (Semiconductors)	608	9,509
Texas Instruments, Inc. (Semiconductors)	15,200	485,488
TriQuint Semiconductor, Inc.* (Semiconductors)	2,128	10,385
Xilinx, Inc. (Semiconductors)	3,496	127,185

TOTAL COMMON STOCKS (Cost $3,318,264)		4,944,414

	Principal Amount	Value
Repurchase Agreements(a)(b) (32.8%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $2,620,010	$2,620,000	$2,620,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,620,000)		2,620,000

TOTAL INVESTMENT SECURITIES (Cost $5,938,264) — 94.7%		7,564,414
Net other assets (liabilities) — 5.3%		424,052

NET ASSETS — 100.0%		$7,988,466

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,443,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$3,422,463	$110,430
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	3,625,939	75,960
		$186,390

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Computers	$118,136	1.5%
Electronics	15,759	0.2%
Semiconductors	4,777,869	59.8%
Telecommunications	32,650	0.4%
Other**	3,044,052	38.1%
Total	$7,988,466	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (77.1%)
ACI Worldwide, Inc.* (Software)	212	$8,450
Acme Packet, Inc.* (Telecommunications)	212	5,951
Adobe Systems, Inc.* (Software)	2,332	78,262
ADTRAN, Inc. (Telecommunications)	212	6,470
Advanced Micro Devices, Inc.* (Semiconductors)	2,756	20,284
Advent Software, Inc.* (Software)	212	5,722
Akamai Technologies, Inc.* (Internet)	848	27,645
Allscripts Healthcare Solutions, Inc.* (Software)	848	9,396
Altera Corp. (Semiconductors)	1,484	52,786
Amdocs, Ltd.* (Telecommunications)	848	27,136
Analog Devices, Inc. (Semiconductors)	1,484	57,846
ANSYS, Inc.* (Software)	424	28,438
AOL, Inc.* (Internet)	424	10,617
Apple Computer, Inc.* (Computers)	4,452	2,601,037
Applied Materials, Inc. (Semiconductors)	6,360	76,256
Ariba, Inc.* (Software)	424	16,197
Arris Group, Inc.* (Telecommunications)	636	8,223
Aruba Networks, Inc.* (Telecommunications)	424	8,955
Aspen Technology, Inc.* (Software)	424	8,387
athenahealth, Inc.* (Software)	212	15,359
Atmel Corp.* (Semiconductors)	2,120	18,804
ATMI, Inc.* (Semiconductors)	212	4,454
Autodesk, Inc.* (Software)	1,060	41,732
BMC Software, Inc.* (Software)	848	34,989
Brightpoint, Inc.* (Distribution/Wholesale)	424	2,595
Broadcom Corp. - Class A (Semiconductors)	2,332	85,351
Brocade Communications Systems, Inc.* (Computers)	2,120	11,745
CA, Inc. (Software)	1,696	44,808
Cabot Microelectronics Corp. (Semiconductors)	212	7,289
CACI International, Inc. - Class A* (Computers)	212	12,960
Cadence Design Systems, Inc.* (Computers)	1,272	14,844
Cavium, Inc.* (Semiconductors)	212	6,203
Cerner Corp.* (Software)	636	51,573
Check Point Software Technologies, Ltd.* (Software)	848	49,294
Ciena Corp.* (Telecommunications)	424	6,284
Cisco Systems, Inc. (Telecommunications)	26,076	525,431
Citrix Systems, Inc.* (Software)	848	72,597
Cognizant Technology Solutions Corp.* (Computers)	1,484	108,807
CommVault Systems, Inc.* (Software)	212	11,039
Computer Sciences Corp. (Computers)	848	23,795
Compuware Corp.* (Software)	1,060	9,243
Concur Technologies, Inc.* (Software)	212	11,991
Corning, Inc. (Telecommunications)	7,632	109,519
Cree, Inc.* (Semiconductors)	636	19,652
CSG Systems International, Inc.* (Software)	212	3,053
Cymer, Inc.* (Electronics)	212	10,990
Cypress Semiconductor Corp. (Semiconductors)	848	13,144
Dell, Inc.* (Computers)	7,632	124,936
Diebold, Inc. (Computers)	212	8,363
Digital River, Inc.* (Internet)	212	3,988
DST Systems, Inc. (Computers)	212	11,868
EarthLink, Inc. (Internet)	424	3,443
Electronics for Imaging, Inc.* (Computers)	212	3,784
EMC Corp.* (Computers)	9,964	281,084
Emulex Corp.* (Semiconductors)	424	3,680
Equinix, Inc.* (Internet)	212	34,810
F5 Networks, Inc.* (Internet)	424	56,786
Fair Isaac Corp. (Software)	212	9,095
Fairchild Semiconductor International, Inc.* (Semiconductors)	636	9,012
Finisar Corp.* (Telecommunications)	424	7,004
Fortinet, Inc.* (Computers)	636	16,612
Garmin, Ltd. (Electronics)	636	29,975
Gartner Group, Inc.* (Commercial Services)	424	18,571
Google, Inc. - Class A* (Internet)	1,272	769,853
Harmonic, Inc.* (Telecommunications)	636	3,002
Harris Corp. (Telecommunications)	636	28,963
Hewlett-Packard Co. (Computers)	9,752	241,460
Hittite Microwave Corp.* (Semiconductors)	212	11,350
IAC/InterActiveCorp (Internet)	424	20,416
Informatica Corp.* (Software)	424	19,513
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	848	16,502
Insight Enterprises, Inc.* (Computers)	212	4,306
Integrated Device Technology, Inc.* (Semiconductors)	636	4,306
Intel Corp. (Semiconductors)	24,804	704,434
InterDigital, Inc. (Telecommunications)	212	5,877
International Business Machines Corp. (Computers)	5,300	1,097,524
International Rectifier Corp.* (Semiconductors)	424	9,256
Intersil Corp. - Class A (Semiconductors)	636	6,532
Intuit, Inc. (Software)	1,272	73,738
j2 Global, Inc. (Computers)	212	5,476
JDA Software Group, Inc.* (Software)	212	6,123
JDS Uniphase Corp.* (Telecommunications)	1,060	12,879
Juniper Networks, Inc.* (Telecommunications)	2,544	54,518
KLA -Tencor Corp. (Semiconductors)	848	44,223
Lam Research Corp.* (Semiconductors)	636	26,489
Lexmark International, Inc. - Class A (Computers)	424	12,762
Linear Technology Corp. (Semiconductors)	1,060	34,673

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LSI Logic Corp.* (Semiconductors)	2,756	$22,158
Marvell Technology Group, Ltd.* (Semiconductors)	2,332	35,003
Maxim Integrated Products, Inc. (Semiconductors)	1,484	43,897
MEMC Electronic Materials, Inc.* (Semiconductors)	1,060	3,805
Mentor Graphics Corp.* (Computers)	424	6,127
Microchip Technology, Inc. (Semiconductors)	848	29,968
Micron Technology, Inc.* (Semiconductors)	4,876	32,133
Micros Systems, Inc.* (Computers)	424	24,096
Microsemi Corp.* (Semiconductors)	424	9,124
Microsoft Corp. (Software)	36,252	1,160,789
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,484	57,609
Motorola Solutions, Inc. (Telecommunications)	1,484	75,729
NCR Corp.* (Computers)	848	19,928
NetApp, Inc.* (Computers)	1,696	65,856
Novellus Systems, Inc.* (Semiconductors)	424	19,822
Nuance Communications, Inc.* (Software)	1,060	25,906
NVIDIA Corp.* (Semiconductors)	2,968	38,584
OmniVision Technologies, Inc.* (Semiconductors)	212	3,905
ON Semiconductor Corp.* (Semiconductors)	2,120	17,511
Oracle Corp. (Software)	18,868	554,531
Parametric Technology Corp.* (Software)	636	13,725
Pitney Bowes, Inc. (Office/Business Equipment)	848	14,526
Plantronics, Inc. (Telecommunications)	212	8,124
PMC-Sierra, Inc.* (Semiconductors)	1,060	7,494
Polycom, Inc.* (Telecommunications)	848	11,253
Progress Software Corp.* (Software)	212	4,906
QLIK Technologies, Inc.* (Software)	424	12,215
QLogic Corp.* (Semiconductors)	424	7,314
Qualcomm, Inc. (Telecommunications)	8,056	514,295
Quality Systems, Inc. (Software)	212	7,929
Quest Software, Inc.* (Software)	212	4,933
Rackspace Hosting, Inc.* (Internet)	424	24,630
Rambus, Inc.* (Semiconductors)	424	2,158
Red Hat, Inc.* (Software)	848	50,549
RF Micro Devices, Inc.* (Telecommunications)	1,272	5,508
Riverbed Technology, Inc.* (Computers)	848	16,731
Rovi Corp.* (Semiconductors)	636	18,190
SAIC, Inc. (Commercial Services)	1,696	20,623
Salesforce.com, Inc.* (Software)	636	99,044
SanDisk Corp.* (Computers)	1,060	39,231
Seagate Technology PLC (Computers)	1,908	58,690
Semtech Corp.* (Semiconductors)	212	5,779
Silicon Laboratories, Inc.* (Semiconductors)	212	7,524
Skyworks Solutions, Inc.* (Semiconductors)	848	23,015
Solarwinds, Inc.* (Software)	212	9,945
Solera Holdings, Inc. (Software)	424	19,055
Sonus Networks, Inc.* (Telecommunications)	1,060	3,000
Symantec Corp.* (Internet)	3,604	59,538
Synaptics, Inc.* (Computers)	212	6,511
Synopsys, Inc.* (Computers)	636	19,086
Tech Data Corp.* (Electronics)	212	11,404
Tellabs, Inc. (Telecommunications)	1,696	6,394
Teradata Corp.* (Computers)	848	59,173
Teradyne, Inc.* (Semiconductors)	848	14,594
Tessera Technologies, Inc.* (Semiconductors)	212	3,316
Texas Instruments, Inc. (Semiconductors)	5,512	176,053
The Ultimate Software Group, Inc.* (Software)	212	16,358
Tibco Software, Inc.* (Internet)	848	27,899
TriQuint Semiconductor, Inc.* (Semiconductors)	848	4,138
Unisys Corp.* (Computers)	212	3,956
VeriFone Systems, Inc.* (Software)	424	20,199
VeriSign, Inc. (Internet)	848	34,861
ViaSat, Inc.* (Telecommunications)	212	10,240
VMware, Inc. - Class A* (Software)	424	47,369
Websense, Inc.* (Internet)	212	4,397
Western Digital Corp.* (Computers)	1,060	41,139
Xerox Corp. (Office/Business Equipment)	6,784	52,780
Xilinx, Inc. (Semiconductors)	1,272	46,275
Yahoo!, Inc.* (Internet)	5,724	88,951

TOTAL COMMON STOCKS (Cost $8,730,461)		12,234,287

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.2%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $3,207,012	$3,207,000	$3,207,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,207,000)		3,207,000

TOTAL INVESTMENT SECURITIES (Cost $11,937,461) — 97.3%		15,441,287
Net other assets (liabilities) — 2.7%		425,493

NET ASSETS — 100.0%		$15,866,780

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,278,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$5,787,730	$116,819
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,656,585	179,579
		$296,398

Technology UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Commercial Services	$39,194	0.2%
Computers	4,941,887	31.2%
Distribution/Wholesale	19,097	0.1%
Electronics	52,369	0.3%
Internet	1,167,834	7.4%
Office/Business Equipment	67,306	0.4%
Semiconductors	1,787,784	11.3%
Software	2,656,452	16.7%
Telecommunications	1,502,364	9.5%
Other**	3,632,493	22.9%
Total	$15,866,780	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (44.2%)
AboveNet, Inc.* (Internet)	106	$8,816
AT&T, Inc. (Telecommunications)	25,811	849,440
CenturyLink, Inc. (Telecommunications)	2,650	102,184
Cincinnati Bell, Inc.* (Telecommunications)	848	3,222
Crown Castle International Corp.* (Telecommunications)	1,060	60,007
Frontier Communications Corp. (Telecommunications)	4,346	17,558
Leap Wireless International, Inc.* (Telecommunications)	265	1,487
Leucadia National Corp. (Holding Companies - Diversified)	848	21,081
Level 3 Communications, Inc.* (Telecommunications)	689	15,888
MetroPCS Communications, Inc.* (Telecommunications)	1,378	10,059
NII Holdings, Inc. - Class B* (Telecommunications)	742	10,384
SBA Communications Corp. - Class A* (Telecommunications)	477	25,634
Sprint Nextel Corp.* (Telecommunications)	12,985	32,203
Telephone & Data Systems, Inc. (Telecommunications)	424	10,299
tw telecom, Inc.* (Telecommunications)	636	13,852
US Cellular Corp.* (Telecommunications)	53	2,079
Verizon Communications, Inc. (Telecommunications)	12,296	496,513
Virgin Media, Inc. (Telecommunications)	1,325	32,542
Windstream Corp. (Telecommunications)	2,491	27,999

TOTAL COMMON STOCKS (Cost $1,332,212)		1,741,247

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.6%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $1,009,004	$1,009,000	$1,009,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,009,000)		1,009,000

TOTAL INVESTMENT SECURITIES (Cost $2,341,212) — 69.8%		2,750,247
Net other assets (liabilities) — 30.2%		1,188,014

NET ASSETS — 100.0%		$3,938,261

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $340,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,149,296	$35,677
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,024,098	53,356
		$89,033

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Holding Companies - Diversified	$21,081	0.5%
Internet	8,816	0.2%
Telecommunications	1,711,350	43.5%
Other**	2,197,014	55.8%
Total	$3,938,261	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	April 30, 2012
(unaudited)

	Shares	Value
Common Stocks (57.1%)
AGL Resources, Inc. (Gas)	2,346	$92,503
ALLETE, Inc. (Electric)	612	25,221
Alliant Energy Corp. (Electric)	2,244	101,519
Ameren Corp. (Electric)	4,794	157,195
American Electric Power, Inc. (Electric)	9,588	372,398
American Water Works Co., Inc. (Water)	3,468	118,744
Aqua America, Inc. (Water)	2,754	62,543
Atmos Energy Corp. (Gas)	1,836	59,817
Avista Corp. (Electric)	1,122	29,666
Black Hills Corp. (Electric)	816	26,936
California Water Service Group (Water)	816	14,778
Calpine Corp.* (Electric)	7,650	143,437
CenterPoint Energy, Inc. (Gas)	7,854	158,729
Cleco Corp. (Electric)	1,224	49,939
CMS Energy Corp. (Electric)	4,998	114,904
Consolidated Edison, Inc. (Electric)	5,814	345,642
Dominion Resources, Inc. (Electric)	11,322	590,895
DTE Energy Co. (Electric)	3,366	189,775
Duke Energy Corp. (Electric)	26,214	561,766
Edison International (Electric)	5,916	260,363
El Paso Electric Co. (Electric)	816	25,002
Entergy Corp. (Electric)	3,468	227,362
Exelon Corp. (Electric)	16,830	656,538
FirstEnergy Corp. (Electric)	8,262	386,827
GenOn Energy, Inc.* (Electric)	15,300	32,589
Great Plains Energy, Inc. (Electric)	2,652	54,154
Hawaiian Electric Industries, Inc. (Electric)	1,938	51,435
IDACORP, Inc. (Electric)	1,020	41,555
Integrys Energy Group, Inc. (Electric)	1,530	83,599
ITC Holdings Corp. (Electric)	1,020	79,009
Laclede Group, Inc. (Gas)	408	16,067
National Fuel Gas Co. (Gas)	1,530	72,400
New Jersey Resources Corp. (Gas)	816	35,284
NextEra Energy, Inc. (Electric)	8,364	538,223
NiSource, Inc. (Gas)	5,610	138,287
Northeast Utilities System (Electric)	6,120	225,032
Northwest Natural Gas Co. (Gas)	510	23,307
NorthWestern Corp. (Electric)	714	25,361
NRG Energy, Inc.* (Electric)	4,590	78,030
NV Energy, Inc. (Electric)	4,692	78,122
ONEOK, Inc. (Pipelines)	1,938	166,455
Pepco Holdings, Inc. (Electric)	4,488	84,913
PG&E Corp. (Electric)	8,160	360,509
Piedmont Natural Gas Co., Inc. (Gas)	1,428	43,525
Pinnacle West Capital Corp. (Electric)	2,142	103,566
PNM Resources, Inc. (Electric)	1,530	28,703
Portland General Electric Co. (Electric)	1,530	39,520
PPL Corp. (Electric)	11,526	315,236
Progress Energy, Inc. (Electric)	5,814	309,421
Public Service Enterprise Group, Inc. (Electric)	10,098	314,553
Questar Corp. (Gas)	3,570	70,508
SCANA Corp. (Electric)	2,346	108,198
Sempra Energy (Gas)	4,488	290,553
South Jersey Industries, Inc. (Gas)	612	30,141
Southern Co. (Electric)	17,034	782,542
Southwest Gas Corp. (Gas)	918	38,574
Spectra Energy Corp. (Pipelines)	12,852	395,070
TECO Energy, Inc. (Electric)	3,978	71,684
The AES Corp.* (Electric)	12,852	160,907
UGI Corp. (Gas)	2,346	68,456
UIL Holdings Corp. (Electric)	1,020	35,057
Unisource Energy Corp. (Electric)	714	25,990
Vectren Corp. (Gas)	1,632	48,062
Westar Energy, Inc. (Electric)	2,346	67,307
WGL Holdings, Inc. (Gas)	1,020	40,912
Wisconsin Energy Corp. (Electric)	4,590	169,096
Xcel Energy, Inc. (Electric)	9,588	259,451

TOTAL COMMON STOCKS (Cost $8,912,648)		10,773,862

	Principal Amount	Value
Repurchase Agreements(a)(b) (40.2%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $7,570,028	$7,570,000	$7,570,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,570,000)		7,570,000

TOTAL INVESTMENT SECURITIES (Cost $16,482,648) — 97.3%		18,343,862
Net other assets (liabilities) — 2.7%		508,501

NET ASSETS — 100.0%		$18,852,363

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $3,077,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$5,524,041	$121,859
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	11,974,955	123,482
		$245,341

Utilities UltraSector ProFund invested in the following industries as of April 30, 2012:

	Value	% of Net Assets
Electric	$8,789,147	46.6%
Gas	1,227,125	6.5%
Pipelines	561,525	3.0%
Water	196,065	1.0%
Other**	8,078,501	42.9%
Total	$18,852,363	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.6%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $1,647,006	$1,647,000	$1,647,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,647,000)		1,647,000

TOTAL INVESTMENT SECURITIES (Cost $1,647,000) — 94.6%		1,647,000
Net other assets (liabilities) — 5.4%		93,149

NET ASSETS — 100.0%		$1,740,149

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $448,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(928,136)	$(22,701)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(813,826)	(24,297)
		$(46,998)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.5%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $5,801,022	$5,801,000	$5,801,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,801,000)		5,801,000

TOTAL INVESTMENT SECURITIES (Cost $5,801,000) — 106.5%		5,801,000
Net other assets (liabilities) — (6.5)%		(353,286)

NET ASSETS — 100.0%		$5,447,714

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,440,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(3,348,259)	$(78,080)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(2,094,418)	(47,029)
		$(125,109)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.5%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $3,175,012	$3,175,000	$3,175,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,175,000)		3,175,000

TOTAL INVESTMENT SECURITIES (Cost $3,175,000) — 107.5%		3,175,000
Net other assets (liabilities) — (7.5)%		(222,016)

NET ASSETS — 100.0%		$2,952,984

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $1,235,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(1,208,882)	$(76,823)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(1,745,239)	(58,523)
		$(135,346)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (30.7%)
U.S. Treasury Bonds, 3.125%, 2/15/42	$9,920,000	$9,933,950

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,555,566)		9,933,950

Repurchase Agreements(a)(b) (111.9%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $36,155,135	36,155,000	36,155,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,155,000)		36,155,000

TOTAL INVESTMENT SECURITIES (Cost $45,710,566) — 142.6%		46,088,950
Net other assets (liabilities) — (42.6)%		(13,776,764)

NET ASSETS — 100.0%		$32,312,186

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $2,380,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	$2,203,094	$635,345
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	28,039,375	(41,650)
		$593,695

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.3%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $38,379,143	$38,379,000	$38,379,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,379,000)		38,379,000

TOTAL INVESTMENT SECURITIES (Cost $38,379,000) — 101.3%		38,379,000
Net other assets (liabilities) — (1.3)%		(510,832)

NET ASSETS — 100.0%		$37,868,168

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $290,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.00% due 2/15/22	$(35,746,836)	$(421,626)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 2.00% due 2/15/22	(2,114,602)	(27,639)
		$(449,265)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.3%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $111,896,417	$111,896,000	$111,896,000

TOTAL REPURCHASE AGREEMENTS (Cost $111,896,000)		111,896,000

TOTAL INVESTMENT SECURITIES (Cost $111,896,000) — 102.3%		111,896,000
Net other assets (liabilities) — (2.3)%		(2,526,000)

NET ASSETS — 100.0%		$109,370,000

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $5,520,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	$(101,442,453)	$(1,810,610)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	(34,348,234)	(761,119)
		$(2,571,729)

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.2%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $85,017,317	$85,017,000	$85,017,000

TOTAL REPURCHASE AGREEMENTS (Cost $85,017,000)		85,017,000

TOTAL INVESTMENT SECURITIES (Cost $85,017,000) — 99.2%		85,017,000
Net other assets (liabilities) — 0.8%		681,698

NET ASSETS — 100.0%		$85,698,698

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2012, the aggregate amount held in a segregated account was $9,260,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contracts expiring 6/19/12 (Underlying notional amount at value $1,735,250)	22	$(32,715)

See accompanying notes to schedules of portfolio investments.

At April 30, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/11/12	3,493,133	$5,563,199	$5,667,840	$(104,641)
Canadian Dollar vs. U.S. Dollar	5/11/12	4,551,768	4,540,191	4,607,824	(67,633)
Euro vs. U.S. Dollar	5/11/12	19,743,681	25,948,330	26,131,857	(183,527)
Japanese Yen vs. U.S. Dollar	5/11/12	376,135,709	4,654,396	4,712,805	(58,409)
Swedish Krona vs. U.S. Dollar	5/11/12	14,636,542	2,157,668	2,177,435	(19,767)
Swiss Franc vs. U.S. Dollar	5/11/12	1,703,316	1,864,298	1,877,589	(13,291)
Total Short Contracts			$44,728,082	$45,175,350	$(447,268)
Long:
British Pound Sterling vs. U.S. Dollar	5/11/12	303,071	$486,650	$491,752	$5,102
Canadian Dollar vs. U.S. Dollar	5/11/12	266,769	267,940	270,054	2,114
Euro vs. U.S. Dollar	5/11/12	1,515,715	1,991,180	2,006,133	14,953
Japanese Yen vs. U.S. Dollar	5/11/12	29,515,287	361,887	369,813	7,926
Swedish Krona vs. U.S. Dollar	5/11/12	1,072,501	159,146	159,553	407
Swiss Franc vs. U.S. Dollar	5/11/12	111,831	122,217	123,272	1,055
Total Long Contracts			$3,389,020	$3,420,577	$31,557

At April 30, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/11/12	3,593,312	$5,722,468	$5,830,387	$(107,919)
Canadian Dollar vs. U.S. Dollar	5/11/12	4,082,097	4,071,950	4,132,369	(60,419)
Euro vs. U.S. Dollar	5/11/12	21,869,236	28,747,548	28,945,147	(197,599)
Japanese Yen vs. U.S. Dollar	5/11/12	660,267,135	8,169,095	8,272,836	(103,741)
Swedish Krona vs. U.S. Dollar	5/11/12	12,365,308	1,823,032	1,839,551	(16,519)
Swiss Franc vs. U.S. Dollar	5/11/12	1,421,101	1,555,116	1,566,499	(11,383)
Total Short Contracts			$50,089,209	$50,586,789	$(497,580)
Long:
British Pound Sterling vs. U.S. Dollar	5/11/12	587,895	$940,916	$953,898	$12,982
Canadian Dollar vs. U.S. Dollar	5/11/12	815,241	822,154	825,281	3,127
Euro vs. U.S. Dollar	5/11/12	3,397,533	4,476,541	4,496,823	20,282
Japanese Yen vs. U.S. Dollar	5/11/12	78,196,444	965,612	979,765	14,153
Swedish Krona vs. U.S. Dollar	5/11/12	2,127,064	314,935	316,437	1,502
Swiss Franc vs. U.S. Dollar	5/11/12	257,261	282,169	283,583	1,414
Total Long Contracts			$7,802,327	$7,855,787	$53,460

See accompanying notes to schedules of portfolio investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	April 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.9%)
Repurchase Agreements with various counterparties, rates 0.12%–0.14%, dated 4/30/12, due 5/1/12, total to be received $11,939,044	$11,939,000	$11,939,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,939,000)		11,939,000

TOTAL INVESTMENT SECURITIES (Cost $11,939,000) — 96.9%		11,939,000
Net other assets (liabilities) — 3.1%		380,861

NET ASSETS — 100.0%		$12,319,861

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2012, the aggregate amount held in a segregated account was $343,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	5/11/12	534,450	$854,804	$867,180	$12,376
Canadian Dollar vs. U.S. Dollar	5/11/12	778,083	778,512	787,665	9,153
Euro vs. U.S. Dollar	5/11/12	3,298,131	4,333,655	4,365,260	31,605
Japanese Yen vs. U.S. Dollar	5/11/12	72,021,652	886,367	902,397	16,030
Swedish Krona vs. U.S. Dollar	5/11/12	2,642,407	390,568	393,103	2,535
Swiss Franc vs. U.S. Dollar	5/11/12	230,812	252,422	254,427	2,005
Total Long Contracts			$7,496,328	$7,570,032	$73,704

At April 30, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	5/11/12	25,006	$40,359	$40,574	$(215)
Canadian Dollar vs. U.S. Dollar	5/11/12	34,527	34,938	34,952	(14)
Euro vs. U.S. Dollar	5/11/12	133,478	176,063	176,665	(602)
Japanese Yen vs. U.S. Dollar	5/11/12	4,030,166	49,583	50,496	(913)
Swedish Krona vs. U.S. Dollar	5/11/12	63,051	9,340	9,380	(40)
Swiss Franc vs. U.S. Dollar	5/11/12	9,874	10,841	10,884	(43)
Total Short Contracts			$321,124	$322,951	$(1,827)
Long:
British Pound Sterling vs. U.S. Dollar	5/11/12	393,436	$628,550	$638,377	$9,827
Canadian Dollar vs. U.S. Dollar	5/11/12	363,076	364,188	367,548	3,360
Euro vs. U.S. Dollar	5/11/12	2,193,787	2,887,417	2,903,599	16,182
Japanese Yen vs. U.S. Dollar	5/11/12	65,676,609	811,924	822,897	10,973
Swedish Krona vs. U.S. Dollar	5/11/12	895,334	132,680	133,196	516
Swiss Franc vs. U.S. Dollar	5/11/12	181,337	198,660	199,890	1,230
Total Long Contracts			$5,023,419	$5,065,507	$42,088

See accompanying notes to schedules of portfolio investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2012 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a ProFund at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral, which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

The investments of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

At April 30, 2012, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.14%, dated 4/30/12, due 5/1/12(1)	HSBC Securities (USA), Inc., 0.12%, dated 4/30/12, due 5/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.14%, dated 4/30/12, due 5/1/12(3)	UBS Securities LLC, 0.13%, dated 4/30/12, due 5/1/12(4)	UMB Bank, NA 0.12%, dated 4/30/12, due 5/1/12(5)
Bull ProFund	$24,973,000	$7,945,000	$18,162,000	$13,621,000	$6,468,000
Mid-Cap ProFund	3,510,000	1,116,000	2,552,000	1,914,000	914,000
Small-Cap ProFund	3,157,000	1,004,000	2,296,000	1,721,000	822,000
NASDAQ-100 ProFund	9,217,000	2,931,000	6,703,000	5,027,000	2,390,000
Large-Cap Value ProFund	92,000	29,000	67,000	50,000	27,000
Large-Cap Growth ProFund	129,000	41,000	94,000	70,000	35,000
Mid-Cap Value ProFund	1,000	—	—	—	2,000
Mid-Cap Growth ProFund	90,000	28,000	65,000	49,000	25,000
UltraBull ProFund	5,530,000	1,758,000	4,022,000	3,016,000	1,438,000
UltraMid-Cap ProFund	2,848,000	904,000	2,071,000	1,552,000	746,000
UltraSmall-Cap ProFund	4,508,000	1,432,000	3,277,000	2,459,000	1,174,000
UltraDow 30 ProFund	3,799,000	1,208,000	2,763,000	2,073,000	989,000
UltraNASDAQ-100 ProFund	22,449,000	7,142,000	16,326,000	12,244,000	5,818,000
UltraInternational ProFund	12,027,000	3,825,000	8,747,000	6,559,000	3,120,000
UltraEmerging Markets ProFund	5,211,000	1,657,000	3,790,000	2,841,000	1,355,000
UltraLatin America ProFund	1,854,000	589,000	1,348,000	1,011,000	483,000
UltraChina ProFund	1,235,000	392,000	897,000	672,000	326,000
UltraJapan ProFund	4,850,000	1,543,000	3,527,000	2,645,000	1,259,000
Bear ProFund	12,025,000	3,825,000	8,745,000	6,559,000	3,119,000
Short Small-Cap ProFund	2,878,000	914,000	2,093,000	1,569,000	755,000
Short NASDAQ-100 ProFund	5,574,000	1,772,000	4,053,000	3,040,000	1,449,000
UltraBear ProFund	23,258,000	7,399,000	16,914,000	12,685,000	6,024,000
UltraShort Mid-Cap ProFund	979,000	310,000	712,000	533,000	261,000
UltraShort Small-Cap ProFund	8,647,000	2,750,000	6,288,000	4,716,000	2,245,000
UltraShort Dow 30 ProFund	2,398,000	762,000	1,743,000	1,307,000	624,000
UltraShort NASDAQ-100 ProFund	5,377,000	1,709,000	3,910,000	2,932,000	1,400,000
UltraShort International ProFund	8,184,000	2,603,000	5,952,000	4,464,000	2,124,000
UltraShort Emerging Markets ProFund	4,129,000	1,313,000	3,002,000	2,251,000	1,074,000
UltraShort Latin America ProFund	1,308,000	415,000	950,000	713,000	344,000
UltraShort China ProFund	1,152,000	365,000	837,000	627,000	304,000
UltraShort Japan ProFund	527,000	166,000	383,000	287,000	141,000
Banks UltraSector ProFund	2,200,000	699,000	1,599,000	1,200,000	576,000
Basic Materials UltraSector ProFund	2,202,000	700,000	1,601,000	1,200,000	576,000
Biotechnology UltraSector ProFund	2,783,000	885,000	2,024,000	1,517,000	725,000
Consumer Goods UltraSector ProFund	686,000	217,000	498,000	373,000	182,000
Consumer Services UltraSector ProFund	2,383,000	757,000	1,733,000	1,299,000	624,000
Financials UltraSector ProFund	1,109,000	351,000	806,000	603,000	295,000
Health Care UltraSector ProFund	605,000	191,000	439,000	330,000	166,000
Industrials UltraSector ProFund	699,000	222,000	508,000	381,000	186,000
Internet UltraSector ProFund	1,372,000	435,000	998,000	749,000	360,000
Mobile Telecommunications UltraSector ProFund	584,000	185,000	425,000	318,000	158,000
Oil & Gas UltraSector ProFund	3,538,000	1,124,000	2,573,000	1,928,000	924,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,355,000	430,000	985,000	739,000	356,000
Pharmaceuticals UltraSector ProFund	954,000	302,000	693,000	520,000	254,000
Precious Metals UltraSector ProFund	16,304,000	5,187,000	11,858,000	8,893,000	4,223,000
Real Estate UltraSector ProFund	6,197,000	1,970,000	4,506,000	3,379,000	1,611,000
Semiconductor UltraSector ProFund	919,000	291,000	667,000	500,000	243,000
Technology UltraSector ProFund	1,124,000	356,000	818,000	612,000	297,000
Telecommunications UltraSector ProFund	352,000	110,000	256,000	192,000	99,000
Utilities UltraSector ProFund	2,655,000	843,000	1,930,000	1,448,000	694,000
Short Oil & Gas ProFund	576,000	182,000	418,000	314,000	157,000
Short Precious Metals ProFund	2,034,000	645,000	1,478,000	1,109,000	535,000
Short Real Estate ProFund	1,112,000	353,000	810,000	606,000	294,000
U.S. Government Plus ProFund	12,687,000	4,036,000	9,226,000	6,919,000	3,287,000
Rising Rates Opportunity 10 ProFund	13,467,000	4,284,000	9,793,000	7,344,000	3,491,000
Rising Rates Opportunity ProFund	39,265,000	12,492,000	28,556,000	21,416,000	10,167,000
Rising U.S. Dollar ProFund	29,833,000	9,491,000	21,696,000	16,272,000	7,725,000
Falling U.S. Dollar ProFund	4,189,000	1,332,000	3,046,000	2,284,000	1,088,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at April 30, 2012 as follows:

(1)  Federal National Mortgage Association, 0.60% to 0.75%, due 11/14/13 to 12/18/13, which had an aggregate value of $339,845,655.

(2)  Federal National Mortgage Association, 0.93% to 4.38%, due 3/15/13 to 1/13/15, which had an aggregate value of $108,123,648.

(3)  U.S. Treasury Notes, 1.75%, due 3/31/14, whoch had an aggregate value of $247,081,504.

(4)  Federal Home Loan Mortgage Corp., 1.88%, due 6/21/13, Federal National Mortgage Association, 0.50% to 1.50%, due 8/9/13 to 9/30/16, which had an aggregate value of $185,369,615.

(5)  Federal Home Loan Bank, 2.10% to 1.13%, due 5/18/12 to 11/25/13, Federal National Mortgage Association, 4.88%, due 5/18/12,  Federal Farm Credit Bank, 0.90% to 4.50%, due 10/17/12 to 2/22/13, U.S. Treasury Notes, 0.88% to 1.75%, due 5/31/16 to 2/28/17, which had an aggregate value of $88,631,989.

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars and trades on American exchanges without being converted into ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of April 30, 2012, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

Futures Contracts and Related Options

Each ProFund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund’s loss from an unhedged short position in a futures contract is potentially unlimited.

When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. Each ProFund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the ProFunds to continue to claim this exclusion. If a ProFund were no longer able to claim the exclusion, the Advisor would be required to register as a “commodity pool operator,” and certain ProFunds and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the ProFunds to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the ProFunds is uncertain.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount,

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engage in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engages in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may lose their margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom these ProFunds have an open forward position, defaults or becomes bankrupt.  As of April 30, 2012, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.  Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.  Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.  The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Bull ProFund
Common Stocks	$22,054,103	$—	$—	$—	$22,054,103	$—
Repurchase Agreements	—	—	71,169,000	—	71,169,000	—
Rights/Warrants	3	—	—	—	3	—
Futures Contracts	—	380,090	—	—	—	380,090
Swap Agreements	—	—	—	(223,025)	—	(223,025)
Total	$22,054,106	$380,090	$71,169,000	$(223,025)	$93,223,106	$157,065

Mid-Cap ProFund
Common Stocks	$7,885,100	$—	$—	$—	$7,885,100	$—
Repurchase Agreements	—	—	10,006,000	—	10,006,000	—
Futures Contracts	—	62,557	—	—	—	62,557
Swap Agreements	—	—	—	(57,804)	—	(57,804)
Total	$7,885,100	$62,557	$10,006,000	$(57,804)	$17,891,100	$4,753

Small-Cap ProFund
Common Stocks	$5,238,088	$—	$—	$—	$5,238,088	$—
Repurchase Agreements	—	—	9,000,000	—	9,000,000	—
Futures Contracts	—	40,053	—	—	—	40,053
Swap Agreements	—	—	—	(76,211)	—	(76,211)
Total	$5,238,088	$40,053	$9,000,000	$(76,211)	$14,238,088	$(36,158)

NASDAQ-100 ProFund
Common Stocks	$20,477,678	$—	$—	$—	$20,477,678	$—
Repurchase Agreements	—	—	26,268,000	—	26,268,000	—
Futures Contracts	—	289,435	—	—	—	289,435
Swap Agreements	—	—	—	(121,962)	—	(121,962)
Total	$20,477,678	$289,435	$26,268,000	$(121,962)	$46,745,678	$167,473

Large-Cap Value ProFund
Common Stocks	$36,021,919	$—	$—	$—	$36,021,919	$—
Rights/Warrants	13	—	—	—	13	—
Repurchase Agreements	—	—	265,000	—	265,000	—
Total	$36,021,932	$—	$265,000	$—	$36,286,932	$—

Large-Cap Growth ProFund
Common Stocks	$68,952,040	$—	$—	$—	$68,952,040	$—
Repurchase Agreements	—	—	369,000	—	369,000	—
Total	$68,952,040	$—	$369,000	$—	$69,321,040	$—

Mid-Cap Value ProFund
Common Stocks	$11,622,510	$—	$—	$—	$11,622,510	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Total	$11,622,510	$—	$3,000	$—	$11,625,510	$—

Mid-Cap Growth ProFund
Common Stocks	$20,505,835	$—	$—	$—	$20,505,835	$—
Repurchase Agreements	—	—	257,000	—	257,000	—
Total	$20,505,835	$—	$257,000	$—	$20,762,835	$—

Small-Cap Value ProFund
Common Stocks	$27,787,365	$—	$—	$—	$27,787,365	$—
Total	$27,787,365	$—	$—	$—	$27,787,365	$—

Small-Cap Growth ProFund
Common Stocks	$8,988,016	$—	$—	$—	$8,988,016	$—
Total	$8,988,016	$—	$—	$—	$8,988,016	$—

Europe 30 ProFund
Common Stocks	$3,971,320	$—	$—	$—	$3,971,320	$—
Total	$3,971,320	$—	$—	$—	$3,971,320	$—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

UltraBull ProFund
Common Stocks	$33,081,137	$—	$—	$—	$33,081,137	$—
Repurchase Agreements	—	—	15,764,000	—	15,764,000	—
Rights/Warrants	2	—	—	—	2	—
Futures Contracts	—	202,754	—	—	—	202,754
Swap Agreements	—	—	—	(231,443)	—	(231,443)
Total	$33,081,139	$202,754	$15,764,000	$(231,443)	$48,845,139	$(28,689)

UltraMid-Cap ProFund
Common Stocks	$25,974,448	$—	$—	$—	$25,974,448	$—
Repurchase Agreements	—	—	8,121,000	—	8,121,000	—
Futures Contracts	—	160,244	—	—	—	160,244
Swap Agreements	—	—	—	(301,626)	—	(301,626)
Total	$25,974,448	$160,244	$8,121,000	$(301,626)	$34,095,448	$(141,382)

UltraSmall-Cap ProFund
Common Stocks	$16,052,137	$—	$—	$—	$16,052,137	$—
Repurchase Agreements	—	—	12,850,000	—	12,850,000	—
Futures Contracts	—	145,912	—	—	—	145,912
Swap Agreements	—	—	—	(389,406)	—	(389,406)
Total	$16,052,137	$145,912	$12,850,000	$(389,406)	$28,902,137	$(243,494)

UltraDow 30 ProFund
Common Stocks	$7,603,438	$—	$—	$—	$7,603,438	$—
Repurchase Agreements	—	—	10,832,000	—	10,832,000	—
Futures Contracts	—	72,699	—	—	—	72,699
Swap Agreements	—	—	—	(31,499)	—	(31,499)
Total	$7,603,438	$72,699	$10,832,000	$(31,499)	$18,435,438	$41,200

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

UltraNASDAQ-100 ProFund
Common Stocks	$88,736,607	$—	$—	$—	$88,736,607	$—
Repurchase Agreements	—	—	63,979,000	—	63,979,000	—
Futures Contracts	—	1,037,433	—	—	—	1,037,433
Swap Agreements	—	—	—	(1,247,091)	—	(1,247,091)
Total	$88,736,607	$1,037,433	$63,979,000	$(1,247,091)	$152,715,607	$(209,658)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$34,278,000	$—	$34,278,000	$—
Swap Agreements	—	—	—	(380,166)	—	(380,166)
Total	$—	$—	$34,278,000	$(380,166)	$34,278,000	$(380,166)

UltraEmerging Markets ProFund
Common Stocks	$30,976,317	$—	$—	$—	$30,976,317	$—
Preferred Stocks	9,724,760	—	—	—	9,724,760	—
Repurchase Agreements	—	—	14,854,000	—	14,854,000	—
Swap Agreements	—	—	—	(415,589)	—	(415,589)
Total	$40,701,077	$—	$14,854,000	$(415,589)	$55,555,077	$(415,589)

UltraLatin America ProFund
Common Stocks	$9,071,752	$—	$—	$—	$9,071,752	$—
Preferred Stocks	6,688,309	—	—	—	6,688,309	—
Repurchase Agreements	—	—	5,285,000	—	5,285,000	—
Swap Agreements	—	—	—	(173,506)	—	(173,506)
Total	$15,760,061	$—	$5,285,000	$(173,506)	$21,045,061	$(173,506)

UltraChina ProFund
Common Stocks	$9,977,162	$—	$—	$—	$9,977,162	$—
Repurchase Agreements	—	—	3,522,000	—	3,522,000	—
Swap Agreements	—	—	—	(103,906)	—	(103,906)
Total	$9,977,162	$—	$3,522,000	$(103,906)	$13,499,162	$(103,906)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$13,824,000	$—	$13,824,000	$—
Futures Contracts	—	(372,504)	—	—	—	(372,504)
Swap Agreements	—	—	—	(29,115)	—	(29,115)
Total	$—	$(372,504)	$13,824,000	$(29,115)	$13,824,000	$(401,619)

Bear ProFund
Repurchase Agreements	$—	$—	$34,273,000	$—	$34,273,000	$—
Futures Contracts	—	(209,688)	—	—	—	(209,688)
Swap Agreements	—	—	—	108,816	—	108,816
Total	$—	$(209,688)	$34,273,000	$108,816	$34,273,000	$(100,872)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,209,000	$—	$8,209,000	$—
Futures Contracts	—	25,762	—	—	—	25,762
Swap Agreements	—	—	—	66,443	—	66,443
Total	$—	$25,762	$8,209,000	$66,443	$8,209,000	$92,205

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$15,888,000	$—	$15,888,000	$—
Futures Contracts Sold	—	17,344	—	—	—	17,344
Swap Agreements	—	—	—	85,879	—	85,879
Total	$—	$17,344	$15,888,000	$85,879	$15,888,000	$103,223

UltraBear ProFund
Repurchase Agreements	$—	$—	$66,280,000	$—	$66,280,000	$—
Futures Contracts	—	23,539	—	—	—	23,539
Swap Agreements	—	—	—	459,511	—	459,511
Total	$—	$23,539	$66,280,000	$459,511	$66,280,000	$483,050

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,795,000	$—	$2,795,000	$—
Futures Contracts	—	(13,609)	—	—	—	(13,609)
Swap Agreements	—	—	—	41,516	—	41,516
Total	$—	$(13,609)	$2,795,000	$41,516	$2,795,000	$27,907

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$24,646,000	$—	$24,646,000	$—
Futures Contracts	—	(104,671)	—	—	—	(104,671)
Swap Agreements	—	—	—	459,783	—	459,783
Total	$—	$(104,671)	$24,646,000	$459,783	$24,646,000	$355,112

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$6,834,000	$—	$6,834,000	$—
Futures Contracts	—	(30,670)	—	—	—	(30,670)
Swap Agreements	—	—	—	13,394	—	13,394
Total	$—	$(30,670)	$6,834,000	$13,394	$6,834,000	$(17,276)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$15,328,000	$—	$15,328,000	$—
Futures Contracts	—	(103,224)	—	—	—	(103,224)
Swap Agreements	—	—	—	180,350	—	180,350
Total	$—	$(103,224)	$15,328,000	$180,350	$15,328,000	$77,126

UltraShort International ProFund
Repurchase Agreements	$—	$—	$23,327,000	$—	$23,327,000	$—
Swap Agreements	—	—	—	255,869	—	255,869
Total	$—	$—	$23,327,000	$255,869	$23,327,000	$255,869

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$11,769,000	$—	$11,769,000	$—
Swap Agreements	—	—	—	135,982	—	135,982
Total	$—	$—	$11,769,000	$135,982	$11,769,000	$135,982

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,730,000	$—	$3,730,000	$—
Swap Agreements	—	—	—	47,637	—	47,637
Total	$—	$—	$3,730,000	$47,637	$3,730,000	$47,637

UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,285,000	$—	$3,285,000	$—
Swap Agreements	—	—	—	39,205	—	39,205
Total	$—	$—	$3,285,000	$39,205	$3,285,000	$39,205

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,504,000	$—	$1,504,000	$—
Futures Contracts	—	181,502	—	—	—	181,502
Swap Agreements	—	—	—	2,990	—	2,990
Total	$—	$181,502	$1,504,000	$2,990	$1,504,000	$184,492

Banks UltraSector ProFund
Common Stocks	$10,479,123	$—	$—	$—	$10,479,123	$—
Repurchase Agreements	—	—	6,274,000	—	6,274,000	—
Swap Agreements	—	—	—	241,391	—	241,391
Total	$10,479,123	$—	$6,274,000	$241,391	$16,753,123	$241,391

Basic Materials UltraSector ProFund
Common Stocks	$10,634,585	$—	$—	$—	$10,634,585	$—
Repurchase Agreements	—	—	6,279,000	—	6,279,000	—
Swap Agreements	—	—	—	284,956	—	284,956
Total	$10,634,585	$—	$6,279,000	$284,956	$16,913,585	$284,956

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Biotechnology UltraSector ProFund
Common Stocks	$9,828,737	$—	$—	$—	$9,828,737	$—
Repurchase Agreements	—	—	7,934,000	—	7,934,000	—
Swap Agreements	—	—	—	326,626	—	326,626
Total	$9,828,737	$—	$7,934,000	$326,626	$17,762,737	$326,626

Consumer Goods UltraSector ProFund
Common Stocks	$2,100,429	$—	$—	$—	$2,100,429	$—
Repurchase Agreements	—	—	1,956,000	—	1,956,000	—
Swap Agreements	—	—	—	28,236	—	28,236
Total	$2,100,429	$—	$1,956,000	$28,236	$4,056,429	$28,236

Consumer Services UltraSector ProFund
Common Stocks	$8,160,739	$—	$—	$—	$8,160,739	$—
Repurchase Agreements	—	—	6,796,000	—	6,796,000	—
Swap Agreements	—	—	—	326,256	—	326,256
Total	$8,160,739	$—	$6,796,000	$326,256	$14,956,739	$326,256

Financials UltraSector ProFund
Common Stocks	$5,787,322	$—	$—	$—	$5,787,322	$—
Rights/Warrants	11	—	—	—	11	—
Repurchase Agreements	—	—	3,164,000	—	3,164,000	—
Swap Agreements	—	—	—	176,907	—	176,907
Total	$5,787,333	$—	$3,164,000	$176,907	$8,951,333	$176,907

Health Care UltraSector ProFund
Common Stocks	$5,434,322	$—	$—	$—	$5,434,322	$—
Repurchase Agreements	—	—	1,731,000	—	1,731,000	—
Swap Agreements	—	—	—	82,148	—	82,148
Total	$5,434,322	$—	$1,731,000	$82,148	$7,165,322	$82,148

Industrials UltraSector ProFund
Common Stocks	$3,639,482	$—	$—	$—	$3,639,482	$—
Repurchase Agreements	—	—	1,996,000	—	1,996,000	—
Swap Agreements	—	—	—	99,283	—	99,283
Total	$3,639,482	$—	$1,996,000	$99,283	$5,635,482	$99,283

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Internet UltraSector ProFund
Common Stocks	$12,761,582	$—	$—	$—	$12,761,582	$—
Repurchase Agreements	—	—	3,914,000	—	3,914,000	—
Swap Agreements	—	—	—	372,084	—	372,084
Total	$12,761,582	$—	$3,914,000	$372,084	$16,675,582	$372,084

Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,823,636	$—	$—	$—	$2,823,636	$—
Repurchase Agreements	—	—	1,670,000	—	1,670,000	—
Swap Agreements	—	—	—	25,596	—	25,596
Total	$2,823,636	$—	$1,670,000	$25,596	$4,493,636	$25,596

Oil & Gas UltraSector ProFund
Common Stocks	$36,786,422	$—	$—	$—	$36,786,422	$—
Repurchase Agreements	—	—	10,087,000	—	10,087,000	—
Swap Agreements	—	—		981,641	—	981,641
Total	$36,786,422	$—	$10,087,000	$981,641	$46,873,422	$981,641

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,371,775	$—	$—	$—	$10,371,775	$—
Repurchase Agreements	—	—	3,865,000	—	3,865,000	—
Swap Agreements	—	—	—	417,544	—	417,544
Total	$10,371,775	$—	$3,865,000	$417,544	$14,236,775	$417,544

Pharmaceuticals UltraSector ProFund
Common Stocks	$5,921,446	$—	$—	$—	$5,921,446	$—
Repurchase Agreements	—	—	2,723,000	—	2,723,000	—
Swap Agreements	—	—	—	196,327	—	196,327
Total	$5,921,446	$—	$2,723,000	$196,327	$8,644,446	$196,327

Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$46,465,000	$—	$46,465,000	$—
Swap Agreements	—	—	—	1,634,283	—	1,634,283
Total	$—	$—	$46,465,000	$1,634,283	$46,465,000	$1,634,283

Real Estate UltraSector ProFund
Common Stocks	$21,857,356	$—	$—	$—	$21,857,356	$—
Repurchase Agreements	—	—	17,663,000	—	17,663,000	—
Swap Agreements	—	—	—	929,326	—	929,326
Total	$21,857,356	$—	$17,663,000	$929,326	$39,520,356	$929,326

Semiconductor UltraSector ProFund
Common Stocks	$4,944,414	$—	$—	$—	$4,944,414	$—
Repurchase Agreements	—	—	2,620,000	—	2,620,000	—
Swap Agreements	—	—	—	186,390	—	186,390
Total	$4,944,414	$—	$2,620,000	$186,390	$7,564,414	$186,390

Technology UltraSector ProFund
Common Stocks	$12,234,287	$—	$—	$—	$12,234,287	$—
Repurchase Agreements	—	—	3,207,000	—	3,207,000	—
Swap Agreements	—	—	—	296,398	—	296,398
Total	$12,234,287	$—	$3,207,000	$296,398	$15,441,287	$296,398

Telecommunications UltraSector ProFund
Common Stocks	$1,741,247	$—	$—	$—	$1,741,247	$—
Repurchase Agreements	—	—	1,009,000	—	1,009,000	—
Swap Agreements	—	—	—	89,033	—	89,033
Total	$1,741,247	$—	$1,009,000	$89,033	$2,750,247	$89,033

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

Utilities UltraSector ProFund
Common Stocks	$10,773,862	$—	$—	$—	$10,773,862	$—
Repurchase Agreements	—	—	7,570,000	—	7,570,000	—
Swap Agreements	—	—	—	245,341	—	245,341
Total	$10,773,862	$—	$7,570,000	$245,341	$18,343,862	$245,341

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,647,000	$—	$1,647,000	$—
Swap Agreements	—	—	—	(46,998)	—	(46,998)
Total	$—	$—	$1,647,000	$(46,998)	$1,647,000	$(46,998)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,801,000	$—	$5,801,000	$—
Swap Agreements	—	—	—	(125,109)	—	(125,109)
Total	$—	$—	$5,801,000	$(125,109)	$5,801,000	$(125,109)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,175,000	$—	$3,175,000	$—
Swap Agreements	—	—	—	(135,346)	—	(135,346)
Total	$—	$—	$3,175,000	$(135,346)	$3,175,000	$(135,346)

U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$9,933,950	$—	$9,933,950	$—
Repurchase Agreements	—	—	36,155,000	—	36,155,000	—
Swap Agreements	—	—	—	593,695	—	593,695
Total	$—	$—	$46,088,950	$593,695	$46,088,950	$593,695

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$38,379,000	$—	$38,379,000	$—
Swap Agreements	—	—	—	(449,265)	—	(449,265)
Total	$—	$—	$38,379,000	$(449,265)	$38,379,000	$(449,265)

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$111,896,000	$—	$111,896,000	$—
Swap Agreements	—	—	—	(2,571,729)	—	(2,571,729)
Total	$—	$—	$111,896,000	$(2,571,729)	$111,896,000	$(2,571,729)

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$85,017,000	$—	$85,017,000	$—
Futures Contracts	—	(32,715)	—	—	—	(32,715)
Forward Currency Contracts	—	—	—	(859,831)	—	(859,831)
Total	$—	$(32,715)	$85,017,000	$(859,831)	$85,017,000	$(892,546)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$11,939,000	$—	$11,939,000	$—
Forward Currency Contracts	—	—	—	113,965	—	113,965
Total	$—	$—	$11,939,000	$113,965	$11,939,000	$113,965

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.              Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include either a -2x or 2x multiplier or a -1.25x or 1.25x multiplier, a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds, the UltraSector ProFunds and the Rising U.S. Dollar and the Falling U.S. Dollar ProFunds) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.  As of April 30, 2012, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5.              Federal Income Tax Information

At April 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$87,315,714	$8,778,124	$(2,870,732)	$5,907,392
Mid-Cap ProFund	15,353,223	2,949,307	(411,430)	2,537,877
Small-Cap ProFund	12,927,970	1,769,655	(459,537)	1,310,118
NASDAQ-100 ProFund	36,291,848	11,842,104	(1,388,274)	10,453,830
Large-Cap Value ProFund	33,286,236	5,678,264	(2,677,568)	3,000,696
Large-Cap Growth ProFund	63,564,182	9,376,789	(3,619,931)	5,756,858
Mid-Cap Value ProFund	10,760,747	2,485,224	(1,620,461)	864,763
Mid-Cap Growth ProFund	19,319,631	4,076,163	(2,632,959)	1,443,204
Small-Cap Value ProFund	26,602,240	4,280,561	(3,095,436)	1,185,125
Small-Cap Growth ProFund	6,772,441	3,260,552	(1,044,977)	2,215,575
Europe 30 ProFund	5,205,489	581,422	(1,815,591)	(1,234,169)
UltraBull ProFund	44,199,750	14,769,410	(10,124,021)	4,645,389
UltraMid-Cap ProFund	27,784,121	10,304,293	(3,992,966)	6,311,327
UltraSmall-Cap ProFund	25,711,021	5,081,182	(1,890,066)	3,191,116
UltraDow 30 ProFund	15,824,554	3,865,382	(1,254,498)	2,610,884
UltraNASDAQ-100 ProFund	133,014,392	52,462,383	(32,761,168)	19,701,215
UltraInternational ProFund	34,278,000	—	—	—
UltraEmerging Markets ProFund	57,263,413	6,360,261	(8,068,597)	(1,708,336)
UltraLatin America ProFund	20,606,220	6,198,752	(5,759,911)	438,841
UltraChina ProFund	12,123,551	2,957,512	(1,581,901)	1,375,611
UltraJapan ProFund	13,824,000	—	—	—
Bear ProFund	34,273,000	—	—	—
Short Small-Cap ProFund	8,209,000	—	—	—
Short NASDAQ-100 ProFund	15,888,000	—	—	—
UltraBear ProFund	66,280,000	—	—	—
UltraShort Mid-Cap ProFund	2,795,000	—	—	—
UltraShort Small-Cap ProFund	24,646,000	—	—	—
UltraShort Dow 30 ProFund	6,834,000	—	—	—
UltraShort NASDAQ-100 ProFund	15,328,000	—	—	—
UltraShort International ProFund	23,327,000	—	—	—
UltraShort Emerging Markets ProFund	11,769,000	—	—	—
UltraShort Latin America ProFund	3,730,000	—	—	—
UltraShort China ProFund	3,285,000	—	—	—
UltraShort Japan ProFund	1,504,000	—	—	—
Banks UltraSector ProFund	17,848,699	4,509,477	(5,605,053)	(1,095,576)
Basic Materials UltraSector ProFund	16,755,695	5,683,721	(5,525,831)	157,890
Biotechnology UltraSector ProFund	14,562,089	4,435,100	(1,234,452)	3,200,648
Consumer Goods UltraSector ProFund	3,679,752	502,594	(125,917)	376,677
Consumer Services UltraSector ProFund	14,070,697	1,321,796	(435,754)	886,042
Financials UltraSector ProFund	10,285,608	2,585,382	(3,919,657)	(1,334,275)
Health Care UltraSector ProFund	6,151,443	1,575,723	(561,844)	1,013,879
Industrials UltraSector ProFund	4,661,034	1,250,431	(275,983)	974,448
Internet UltraSector ProFund	12,439,126	6,245,620	(2,009,164)	4,236,456
Mobile Telecommunications UltraSector ProFund	4,692,229	267,595	(466,188)	(198,593)
Oil & Gas UltraSector ProFund	27,845,633	21,674,475	(2,646,686)	19,027,789
Oil Equipment, Services & Distribution UltraSector ProFund	12,610,507	5,333,503	(3,707,235)	1,626,268
Pharmaceuticals UltraSector ProFund	8,130,215	928,422	(414,191)	514,231
Precious Metals UltraSector ProFund	46,465,000	—	—	—
Real Estate UltraSector ProFund	35,492,218	5,923,245	(1,895,107)	4,028,138
Semiconductor UltraSector ProFund	7,511,680	1,628,514	(1,575,780)	52,734
Technology UltraSector ProFund	12,740,944	3,528,560	(828,217)	2,700,343
Telecommunications UltraSector ProFund	2,585,804	414,374	(249,931)	164,443
Utilities UltraSector ProFund	17,577,955	1,862,648	(1,096,741)	765,907
Short Oil & Gas ProFund	1,647,000	—	—	—
Short Precious Metals ProFund	5,801,000	—	—	—
Short Real Estate ProFund	3,175,000	—	—	—
U.S. Government Plus ProFund	46,635,065	378,384	(924,499)	(546,115)
Rising Rates Opportunity 10 ProFund	38,379,000	—	—	—
Rising Rates Opportunity ProFund	111,896,000	—	—	—
Rising U.S. Dollar ProFund	85,017,000	—	—	—
Falling U.S. Dollar ProFund	11,939,000	—	—	—

6.              Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc.  (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFund for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFund’s financial statements. Accordingly, no loss is expected to be realized by the ProFund. The outstanding forward currency contract balance due from Lehman in the Rising U.S. Dollar ProFund as of April 30, 2012, was $2,135,324 and is included in “net other assets (liabilities).”

7.              Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are

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Notes to Schedules of Portfolio Investments (continued)

April 30, 2012 (unaudited)

currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 18, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 18, 2012

* Print the name and title of each signing officer under his or her signature.